UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Emerging Markets Value Fund,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019 – April 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series	The Continental Small Company Series

The Japanese Small Company Series	The Canadian Small Company Series

The Asia Pacific Small Company Series	The Emerging Markets Series

The United Kingdom Small Company Series	The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and
Chief Investment Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
*	Non-Income Producing Securities.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(F)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$850.50	0.22%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

International Core Equity Portfolio
Actual Fund Return	$1,000.00	$831.50	0.30%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.37	0.30%	$1.51

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$824.10	0.48%	$2.18
Hypothetical 5% Annual Return	$1,000.00	$1,022.48	0.48%	$2.41

International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$836.50	0.53%	$2.42
Hypothetical 5% Annual Return	$1,000.00	$1,022.23	0.53%	$2.66

Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$859.50	0.54%	$2.50
Hypothetical 5% Annual Return	$1,000.00	$1,022.18	0.54%	$2.72

Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$817.90	0.55%	$2.49
Hypothetical 5% Annual Return	$1,000.00	$1,022.13	0.55%	$2.77

United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$787.80	0.58%	$2.58
Hypothetical 5% Annual Return	$1,000.00	$1,021.98	0.58%	$2.92

Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$841.00	0.54%	$2.47
Hypothetical 5% Annual Return	$1,000.00	$1,022.18	0.54%	$2.72

DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$719.90	0.27%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$787.00	0.24%	$1.07
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21

DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$790.00	0.66%	$2.94
Hypothetical 5% Annual Return	$1,000.00	$1,021.58	0.66%	$3.32

International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$813.00	0.48%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.48	0.48%	$2.41

International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$892.40	0.31%	$1.46
Hypothetical 5% Annual Return	$1,000.00	$1,023.32	0.31%	$1.56

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$773.80	0.60%	$2.65
Hypothetical 5% Annual Return	$1,000.00	$1,021.88	0.60%	$3.02

World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$835.80	0.36%	$1.64
Hypothetical 5% Annual Return	$1,000.00	$1,023.07	0.36%	$1.81

World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$882.30	0.32%	$1.50
Hypothetical 5% Annual Return	$1,000.00	$1,023.27	0.32%	$1.61

Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$880.70	0.40%	$1.87
Hypothetical 5% Annual Return	$1,000.00	$1,022.87	0.40%	$2.01

Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$857.30	0.46%	$2.12
Hypothetical 5% Annual Return	$1,000.00	$1,022.58	0.46%	$2.31

Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$826.30	0.71%	$3.22
Hypothetical 5% Annual Return	$1,000.00	$1,021.33	0.71%	$3.57

Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$806.20	0.80%	$3.59
Institutional Class Shares	$1,000.00	$807.30	0.55%	$2.47
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,020.89	0.80%	$4.02
Institutional Class Shares	$1,000.00	$1,022.13	0.55%	$2.77

Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$844.90	0.51%	$2.34
Hypothetical 5% Annual Return	$1,000.00	$1,022.33	0.51%	$2.56

Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$806.70	0.84%	$3.77
Hypothetical 5% Annual Return	$1,000.00	$1,020.69	0.84%	$4.22

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio

Communication Services	6.5%
Consumer Discretionary	12.2%
Consumer Staples	10.9%
Energy	5.2%
Financials	15.0%
Health Care	12.8%
Industrials	15.0%
Information Technology	7.0%
Materials	9.5%
Real Estate	2.1%
Utilities	3.8%

100.0%

International Core Equity Portfolio

Communication Services	6.0%
Consumer Discretionary	13.8%
Consumer Staples	8.8%
Energy	4.9%
Financials	14.4%
Health Care	8.6%
Industrials	17.7%
Information Technology	7.1%
Materials	12.2%
Real Estate	2.9%
Utilities	3.6%

100.0%

DFA International Real Estate Securities Portfolio

Real Estate	100.0%

100.0%

DFA Global Real Estate Securities Portfolio

Affiliated Investment Companies	46.2%
Real Estate	53.8%

100.0%

DFA International Small Cap Value Portfolio

Communication Services	2.3%
Consumer Discretionary	13.8%
Consumer Staples	5.2%
Energy	4.9%
Financials	19.5%
Health Care	2.6%
Industrials	23.4%
Information Technology	4.0%
Materials	19.0%
Real Estate	3.7%
Utilities	1.6%

100.0%

International Vector Equity Portfolio

Communication Services	4.9%
Consumer Discretionary	13.9%
Consumer Staples	6.3%
Energy	5.4%
Financials	17.4%
Health Care	5.8%
Industrials	20.3%
Information Technology	7.3%
Materials	13.4%
Real Estate	3.1%
Utilities	2.2%

100.0%

International High Relative Profitability Portfolio

Communication Services	9.2%
Consumer Discretionary	15.5%
Consumer Staples	13.1%
Energy	2.5%
Financials	5.2%
Health Care	16.9%
Industrials	18.9%
Information Technology	7.8%
Materials	8.3%
Real Estate	0.6%
Utilities	2.0%

100.0%

World ex U.S. Core Equity Portfolio

Communication Services	6.7%
Consumer Discretionary	13.0%
Consumer Staples	8.1%
Energy	5.3%
Financials	15.1%
Health Care	7.5%
Industrials	15.3%
Information Technology	10.2%
Materials	11.5%
Real Estate	4.0%
Utilities	3.3%

100.0%

Emerging Markets Core Equity Portfolio

Communication Services	10.2%
Consumer Discretionary	10.8%
Consumer Staples	7.1%
Energy	6.0%
Financials	16.9%
Health Care	3.7%
Industrials	7.7%
Information Technology	19.8%
Materials	9.7%
Real Estate	4.8%
Utilities	3.3%

100.0%

Emerging Markets Targeted Value Portfolio

Communication Services	3.1%
Consumer Discretionary	11.4%
Consumer Staples	4.7%
Energy	3.6%
Financials	13.5%
Health Care	5.2%
Industrials	15.7%
Information Technology	15.1%
Materials	16.7%
Real Estate	8.7%
Utilities	2.3%

100.0%

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.3%)
AUSTRALIA — (5.2%)
BHP Group, Ltd.	842,811	$17,205,398	0.4%
# Commonwealth Bank of Australia	470,347	19,000,364	0.4%
CSL, Ltd.	137,898	27,486,829	0.6%
Other Securities		191,226,072	4.0%

TOTAL AUSTRALIA		254,918,663	5.4%

AUSTRIA — (0.2%)
Other Securities		7,706,226	0.2%

BELGIUM — (0.9%)
Anheuser-Busch InBev SA	265,831	12,379,754	0.3%
Other Securities		33,284,877	0.7%

TOTAL BELGIUM		45,664,631	1.0%

CANADA — (8.8%)
Canadian National Railway Co.	149,760	12,384,693	0.3%
Enbridge, Inc.	423,071	12,979,818	0.3%
Royal Bank of Canada 2754383	335,579	20,644,154	0.4%
# Royal Bank of Canada 780087102	216,240	13,318,222	0.3%
Other Securities		373,403,161	7.8%

TOTAL CANADA		432,730,048	9.1%

CHINA — (0.0%)
Other Security		2,055,224	0.0%

DENMARK — (1.9%)
Novo Nordisk A.S., Class B	541,515	34,543,246	0.7%
Other Securities		58,014,852	1.2%

TOTAL DENMARK		92,558,098	1.9%

FINLAND — (1.2%)
Other Securities		58,200,561	1.2%

FRANCE — (8.9%)
# Air Liquide SA	137,694	17,494,603	0.4%
Cie Generale des Etablissements Michelin SCA	128,280	12,394,544	0.3%
L’Oreal SA	57,248	16,644,347	0.4%
LVMH Moet Hennessy Louis Vuitton SE	92,526	35,769,861	0.8%
# Sanofi	252,438	24,656,561	0.5%
# Schneider Electric SE	150,457	13,904,083	0.3%
Total SA	800,591	28,414,874	0.6%
Vinci SA	167,454	13,718,155	0.3%
Other Securities		271,181,686	5.5%

TOTAL FRANCE		434,178,714	9.1%

GERMANY — (6.4%)
Allianz SE	72,518	13,345,579	0.3%
Bayer AG	378,996	24,926,323	0.5%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Daimler AG	378,508	$12,946,104	0.3%
Deutsche Telekom AG	1,134,959	16,592,664	0.4%
SAP SE	186,530	22,217,058	0.5%
Siemens AG	187,893	17,339,348	0.4%
Other Securities		205,850,141	4.2%

TOTAL GERMANY		313,217,217	6.6%

HONG KONG — (2.8%)
AIA Group, Ltd.	2,500,200	22,946,252	0.5%
Other Securities		114,851,041	2.4%

TOTAL HONG KONG		137,797,293	2.9%

IRELAND — (0.7%)
CRH P.L.C., Sponsored ADR	444,697	13,394,274	0.3%
Other Securities		21,647,828	0.4%

TOTAL IRELAND		35,042,102	0.7%

ISRAEL — (0.5%)
Other Securities		25,990,847	0.6%

ITALY — (2.1%)
Enel SpA	2,271,536	15,515,599	0.3%
Other Securities		85,778,912	1.8%

TOTAL ITALY		101,294,511	2.1%

JAPAN — (23.5%)
KDDI Corp.	742,300	21,500,176	0.5%
Nintendo Co., Ltd.	30,500	12,594,181	0.3%
NTT DOCOMO, Inc.	481,328	14,185,325	0.3%
SoftBank Group Corp.	692,576	29,685,608	0.6%
Sony Corp.	401,800	25,857,467	0.6%
Toyota Motor Corp.	725,723	44,869,176	1.0%
Toyota Motor Corp., Sponsored ADR	88,432	10,929,311	0.2%
Other Securities		990,254,984	20.7%

TOTAL JAPAN		1,149,876,228	24.2%

NETHERLANDS — (3.6%)
ASML Holding NV	72,895	21,025,105	0.5%
Koninklijke Ahold Delhaize NV	677,848	16,458,376	0.4%
Unilever NV NL0000388619	268,265	13,359,403	0.3%
Other Securities		125,690,044	2.5%

TOTAL NETHERLANDS		176,532,928	3.7%

NEW ZEALAND — (0.4%)
Other Securities		17,493,926	0.4%

NORWAY — (0.6%)
Other Securities		28,556,442	0.6%

PORTUGAL — (0.2%)
Other Securities		9,367,877	0.2%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.8%)
Other Securities		$39,138,548	0.8%

SPAIN — (2.0%)
Iberdrola S.A	2,031,389	20,207,802	0.4%
Other Securities		77,069,177	1.6%

TOTAL SPAIN		97,276,979	2.0%

SWEDEN — (2.6%)
Other Securities		126,812,116	2.7%

SWITZERLAND — (8.3%)
Nestle SA	915,482	96,958,716	2.0%
Novartis AG	448,358	38,262,178	0.8%
Novartis AG, Sponsored ADR	140,403	11,896,346	0.3%
Roche Holding AG CH0012032048	227,381	78,741,437	1.7%
Other Securities		182,356,249	3.8%

TOTAL SWITZERLAND		408,214,926	8.6%

UNITED KINGDOM — (12.7%)
AstraZeneca P.L.C	141,555	14,805,520	0.3%
AstraZeneca P.L.C., Sponsored ADR	570,883	29,845,763	0.6%
# BP P.L.C., Sponsored ADR	1,119,343	26,640,375	0.6%
British American Tobacco P.L.C	342,327	13,194,725	0.3%
# Diageo P.L.C., Sponsored ADR	103,202	14,308,957	0.3%
GlaxoSmithKline P.L.C., Sponsored ADR	633,823	26,664,934	0.6%
HSBC Holdings P.L.C., Sponsored ADR	671,660	17,281,812	0.4%
Reckitt Benckiser Group P.L.C	156,166	13,008,588	0.3%
Rio Tinto P.L.C., Sponsored ADR	267,962	12,377,165	0.3%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	493,656	15,782,182	0.3%
# Unilever P.L.C., Sponsored ADR	274,641	14,245,629	0.3%
Other Securities		424,727,105	8.8%

TOTAL UNITED KINGDOM		622,882,755	13.1%

UNITED STATES — (0.0%)
Other Securities		794,964	0.0%

TOTAL COMMON STOCKS		4,618,301,824	97.1%

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Other Securities		24,309,828	0.5%

TOTAL INVESTMENT SECURITIES (Cost $4,585,827,284)		4,642,611,652

		Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§ The DFA Short Term Investment Fund	22,051,108	255,153,375	5.4%

TOTAL INVESTMENTS—(100.0%) (Cost $4,840,931,472)		$4,897,765,027	103.0%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2020, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	580	06/19/20	$79,309,678	$84,169,600	$4,859,922

Total Futures Contracts			$79,309,678	$84,169,600	$4,859,922

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,692,759	$248,225,904	—	$254,918,663
Austria	—	7,706,226	—	7,706,226
Belgium	2,086,910	43,577,721	—	45,664,631
Canada	429,046,373	3,683,675	—	432,730,048
China	—	2,055,224	—	2,055,224
Denmark	3,830,642	88,727,456	—	92,558,098
Finland	49,862	58,150,699	—	58,200,561
France	5,871,501	428,307,213	—	434,178,714
Germany	12,306,704	300,910,513	—	313,217,217
Hong Kong	540,032	137,257,261	—	137,797,293
Ireland	13,394,274	21,647,828	—	35,042,102
Israel	6,414,786	19,576,061	—	25,990,847
Italy	5,820,295	95,474,216	—	101,294,511
Japan	24,978,030	1,124,898,198	—	1,149,876,228
Netherlands	41,647,942	134,884,986	—	176,532,928
New Zealand	—	17,493,926	—	17,493,926
Norway	48,964	28,507,478	—	28,556,442
Portugal	—	9,367,877	—	9,367,877
Singapore	—	39,138,548	—	39,138,548
Spain	2,859,840	94,417,139	—	97,276,979
Sweden	366,398	126,445,718	—	126,812,116
Switzerland	25,002,525	383,212,401	—	408,214,926
United Kingdom	212,237,669	410,645,086	—	622,882,755
United States	599,746	195,218	—	794,964
Preferred Stocks
Germany	—	24,309,828	—	24,309,828
Securities Lending Collateral	—	255,153,375	—	255,153,375
Futures Contracts**	4,859,922	—	—	4,859,922

TOTAL	$798,655,174	$4,103,969,775	—	$4,902,624,949

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.9%)
AUSTRALIA — (5.8%)
BHP Group, Ltd.	4,074,214	$83,172,233	0.4%
Commonwealth Bank of Australia	1,083,027	43,750,481	0.2%
CSL, Ltd.	345,823	68,931,948	0.3%
Fortescue Metals Group, Ltd.	6,501,810	49,688,440	0.2%
Other Securities		1,172,668,752	4.9%

TOTAL AUSTRALIA		1,418,211,854	6.0%

AUSTRIA — (0.5%)
Other Securities		119,355,050	0.5%

BELGIUM — (1.2%)
Other Securities		293,338,192	1.2%

CANADA — (8.4%)
Bank of Montreal 063671101	847,416	43,133,474	0.2%
# Canadian Natural Resources, Ltd.	2,565,626	42,999,892	0.2%
* Kinross Gold Corp.	8,338,438	55,052,441	0.3%
Kirkland Lake Gold, Ltd.	1,396,348	57,721,812	0.3%
# Royal Bank of Canada 2754383	782,481	48,136,677	0.2%
Royal Bank of Canada 780087102	1,049,719	64,652,193	0.3%
Suncor Energy, Inc.	2,403,185	42,896,852	0.2%
Other Securities		1,690,631,250	7.0%

TOTAL CANADA		2,045,224,591	8.7%

CHINA — (0.1%)
Other Securities		11,688,512	0.1%

DENMARK — (1.9%)
Novo Nordisk A.S., Class B	891,477	56,867,324	0.3%
Other Securities		404,320,482	1.7%

TOTAL DENMARK		461,187,806	2.0%

FINLAND — (1.6%)
# UPM-Kymmene Oyj	1,984,919	54,436,730	0.2%
Other Securities		335,416,064	1.5%

TOTAL FINLAND		389,852,794	1.7%

FRANCE — (7.3%)
Air Liquide SA	365,702	46,463,981	0.2%
Cie Generale des Etablissements Michelin SCA	610,972	59,032,743	0.3%
Danone SA	622,094	43,358,103	0.2%
LVMH Moet Hennessy Louis Vuitton SE	248,440	96,045,050	0.4%
Orange SA	4,330,858	52,615,738	0.2%
Peugeot SA	3,367,636	47,738,386	0.2%
Total SA	2,613,611	92,763,256	0.4%
Vinci SA	522,320	42,789,463	0.2%
Other Securities		1,311,391,380	5.5%

TOTAL FRANCE		1,792,198,100	7.6%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.3%)
Allianz SE	283,403	$52,155,010	0.2%
Bayer AG	1,506,185	99,060,817	0.4%
Bayerische Motoren Werke AG	951,135	55,950,684	0.3%
Daimler AG	2,506,751	85,738,368	0.4%
Deutsche Telekom AG	5,414,362	79,155,889	0.3%
Other Securities		1,168,902,469	4.9%

TOTAL GERMANY		1,540,963,237	6.5%

HONG KONG — (2.7%)
AIA Group, Ltd.	5,388,600	49,455,313	0.2%
Other Securities		611,964,149	2.6%

TOTAL HONG KONG		661,419,462	2.8%

IRELAND — (0.7%)
Other Securities		159,684,189	0.7%

ISRAEL — (0.8%)
Other Securities		184,871,666	0.8%

ITALY — (2.4%)
Other Securities		589,546,679	2.5%

JAPAN — (24.0%)
Honda Motor Co., Ltd.	2,326,423	56,495,222	0.3%
KDDI Corp.	2,158,400	62,516,477	0.3%
SoftBank Group Corp.	2,981,263	127,784,667	0.6%
Sony Corp.	1,141,000	73,427,999	0.3%
Toyota Motor Corp.	2,841,695	175,693,085	0.8%
Toyota Motor Corp., Sponsored ADR	408,823	50,526,435	0.2%
Other Securities		5,317,562,741	22.3%

TOTAL JAPAN		5,864,006,626	24.8%

NETHERLANDS — (3.2%)
ASML Holding NV	180,590	52,087,574	0.2%
Koninklijke Ahold Delhaize NV	3,769,401	91,522,318	0.4%
Other Securities		646,849,509	2.7%

TOTAL NETHERLANDS		790,459,401	3.3%

NEW ZEALAND — (0.5%)
Other Securities		114,014,346	0.5%

NORWAY — (0.7%)
Other Securities		179,366,833	0.8%

PORTUGAL — (0.2%)
Other Securities		58,621,988	0.2%

SINGAPORE — (0.9%)
Other Securities		218,879,434	0.9%

SPAIN — (2.0%)
Iberdrola S.A	7,929,855	78,884,419	0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$417,338,844	1.8%

TOTAL SPAIN		496,223,263	2.1%

SWEDEN — (2.5%)
Other Securities		618,408,280	2.6%

SWITZERLAND — (7.3%)
Nestle SA	2,748,677	291,112,434	1.2%
# Novartis AG, Sponsored ADR	953,193	80,764,043	0.4%
Roche Holding AG CH0012032048	634,350	219,673,721	0.9%
Swisscom AG	97,290	50,551,093	0.2%
Other Securities		1,139,044,923	4.8%

TOTAL SWITZERLAND		1,781,146,214	7.5%

UNITED KINGDOM — (12.8%)
Anglo American P.L.C	2,586,822	46,006,755	0.2%
AstraZeneca P.L.C., Sponsored ADR	1,444,584	75,522,851	0.3%
# BP P.L.C., Sponsored ADR	5,300,096	126,142,285	0.5%
British American Tobacco P.L.C	1,148,738	44,277,203	0.2%
GlaxoSmithKline P.L.C., Sponsored ADR	1,030,233	43,341,902	0.2%
# HSBC Holdings P.L.C., Sponsored ADR	3,163,564	81,398,502	0.4%
# Rio Tinto P.L.C., Sponsored ADR	1,793,636	82,848,047	0.4%
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	1,490,318	49,374,235	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	1,716,768	54,885,073	0.2%
Other Securities		2,532,184,554	10.7%

TOTAL UNITED KINGDOM		3,135,981,407	13.3%

UNITED STATES — (0.1%)
Other Securities		21,014,889	0.1%

TOTAL COMMON STOCKS		22,945,664,813	97.2%

PREFERRED STOCKS — (0.6%)

GERMANY — (0.6%)
Volkswagen AG	577,919	80,406,535	0.4%
Other Securities		69,375,721	0.2%

TOTAL GERMANY		149,782,256	0.6%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		1,590,667	0.0%

SWEDEN — (0.0%)
Other Security		494	0.0%

FRANCE — (0.0%)
Other Security		3,997	0.0%

NORWAY — (0.0%)
Other Security		50,115	0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ISRAEL — (0.0%)
Other Security		$7,814	0.0%

TOTAL RIGHTS/WARRANTS		1,653,087	0.0%

TOTAL INVESTMENT SECURITIES (Cost $25,542,308,176)		23,097,100,156

		Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	115,685,309	1,338,594,714	5.7%

TOTAL INVESTMENTS—(100.0%) (Cost $26,880,646,177)		$24,435,694,870	103.5%

As of April 30, 2020, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,599	06/19/20	$343,237,821	$377,166,880	$33,929,059

Total Futures Contracts			$343,237,821	$377,166,880	$33,929,059

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$45,840,009	$1,372,371,845	—	$1,418,211,854
Austria	59,577	119,295,473	—	119,355,050
Belgium	8,021,830	285,316,362	—	293,338,192
Canada	2,033,731,101	11,493,490	—	2,045,224,591
China	—	11,688,512	—	11,688,512
Denmark	37,699,272	423,488,534	—	461,187,806
Finland	—	389,852,794	—	389,852,794
France	52,664,052	1,739,534,048	—	1,792,198,100
Germany	52,029,433	1,488,933,804	—	1,540,963,237
Hong Kong	1,052,076	660,367,386	—	661,419,462
Ireland	28,944,989	130,739,200	—	159,684,189
Israel	19,741,260	165,130,406	—	184,871,666
Italy	14,548,740	574,997,939	—	589,546,679
Japan	112,664,658	5,751,341,968	—	5,864,006,626
Netherlands	110,099,050	680,360,351	—	790,459,401
New Zealand	225,890	113,788,456	—	114,014,346
Norway	8,015,398	171,351,435	—	179,366,833
Portugal	306,877	58,315,111	—	58,621,988
Singapore	7,305	218,872,129	—	218,879,434
Spain	8,475,574	487,747,689	—	496,223,263
Sweden	2,060,644	616,347,636	—	618,408,280
Switzerland	111,872,004	1,669,274,210	—	1,781,146,214

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$698,279,030	$2,437,702,377	—	$3,135,981,407
United States	15,443,638	5,571,251	—	21,014,889
Preferred Stocks
Germany	—	149,782,256	—	149,782,256
Rights/Warrants
Canada	—	1,590,667	—	1,590,667
France	—	3,997	—	3,997
Israel	—	7,814	—	7,814
Norway	—	50,115	—	50,115
Sweden	—	494	—	494
Securities Lending Collateral	—	1,338,594,714	—	1,338,594,714
Futures Contracts**	33,929,059	—	—	33,929,059

TOTAL	$3,395,711,466	$21,073,912,463	—	$24,469,623,929

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	817,278	$21,870,347
Investment in The Continental Small Company Series of The DFA Investment Trust Company		4,886,994
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		4,584,242
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		3,142,854
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,870,149
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,215,091
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		993,174

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $45,186,779)		$38,562,851

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$38,562,851	—	—	$38,562,851

TOTAL	$38,562,851	—	—	$38,562,851

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,014,768,876
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,497,431,217
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,499,194,090
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	990,601,444
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	804,414,207

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$9,806,409,834

As of April 30, 2020, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	600	06/19/20	$82,261,980	$87,072,000	$4,810,020

Total Futures Contracts			$82,261,980	$87,072,000	$4,810,020

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,806,409,834	—	—	$9,806,409,834
Futures Contracts**	4,810,020	—	—	4,810,020

TOTAL	$9,811,219,854	—	—	$9,811,219,854

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$503,308,843

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$503,308,843

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$296,611,085

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$296,611,085

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$17,936,805

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$17,936,805

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$480,071,994

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$480,071,994

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (16.6%)
Charter Hall Group	5,827,371	$28,796,231	0.6%
Dexus	13,878,720	82,388,605	1.8%
Goodman Group	20,965,850	178,571,056	3.9%
GPT Group (The)	24,478,471	67,273,468	1.5%
Mirvac Group	50,255,240	73,025,567	1.6%
Scentre Group	66,148,884	99,371,956	2.1%
Stockland	29,327,949	54,459,229	1.2%
Vicinity Centres	39,438,771	37,756,071	0.8%
Other Securities		155,407,403	3.3%

TOTAL AUSTRALIA		777,049,586	16.8%

BELGIUM — (3.5%)
Aedifica SA	309,783	30,023,589	0.7%
Cofinimmo SA	316,263	43,967,474	1.0%
Warehouses De Pauw CVA	1,663,501	45,635,742	1.0%
Other Securities		44,567,057	0.9%

TOTAL BELGIUM		164,193,862	3.6%

CANADA — (5.1%)
# Canadian Apartment Properties REIT	993,995	34,205,511	0.8%
Other Securities		203,808,632	4.4%

TOTAL CANADA		238,014,143	5.2%

CHINA — (0.2%)
Other Securities		10,532,587	0.2%

FRANCE — (4.3%)
# Covivio	581,312	36,507,206	0.8%
Gecina SA	546,968	71,768,186	1.6%
# ICADE	384,832	29,560,826	0.6%
Klepierre SA	2,403,269	48,788,507	1.1%
Other Securities		15,680,481	0.3%

TOTAL FRANCE		202,305,206	4.4%

GERMANY — (0.9%)
Alstria office REIT-AG	1,931,543	28,953,223	0.6%
Other Security		11,206,152	0.3%

TOTAL GERMANY		40,159,375	0.9%

HONG KONG — (5.7%)
Link REIT	24,559,205	218,926,658	4.7%
Other Securities		45,458,897	1.0%

TOTAL HONG KONG		264,385,555	5.7%

IRELAND — (0.3%)
Other Securities		15,285,421	0.3%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ITALY — (0.1%)
Other Securities		$4,675,468	0.1%

JAPAN — (26.7%)
Advance Residence Investment Corp.	16,207	49,727,258	1.1%
# Daiwa House REIT Investment Corp.	24,500	59,280,198	1.3%
GLP J-Reit	42,656	54,993,981	1.2%
Industrial & Infrastructure Fund Investment Corp.	21,339	29,725,685	0.6%
Japan Real Estate Investment Corp.	16,503	89,136,925	1.9%
Japan Retail Fund Investment Corp.	32,749	35,703,779	0.8%
Nippon Accommodations Fund, Inc.	5,522	32,796,309	0.7%
Nippon Building Fund, Inc.	16,846	100,456,641	2.2%
Nippon Prologis REIT, Inc.	25,660	71,034,426	1.5%
Nomura Real Estate Master Fund, Inc.	51,236	58,266,319	1.3%
Orix JREIT, Inc.	32,207	38,503,159	0.8%
# Sekisui House Reit, Inc.	50,068	30,584,440	0.7%
United Urban Investment Corp.	36,728	36,847,413	0.8%
Other Securities		561,138,863	12.1%

TOTAL JAPAN		1,248,195,396	27.0%

MALAYSIA — (0.6%)
Other Securities		27,510,399	0.6%

MEXICO — (1.4%)
Fibra Uno Administracion S.A. de C.V	39,882,913	33,113,028	0.7%
Other Securities		34,546,276	0.8%

TOTAL MEXICO		67,659,304	1.5%

NETHERLANDS — (2.7%)
Unibail-Rodamco-Westfield (BFYM460)	1,244,295	73,676,475	1.6%
Other Securities		53,350,068	1.1%

TOTAL NETHERLANDS		127,026,543	2.7%

NEW ZEALAND — (1.2%)
Other Securities		56,221,417	1.2%

SINGAPORE — (10.2%)
Ascendas Real Estate Investment Trust	32,570,892	68,114,867	1.5%
CapitaLand Commercial Trust	31,995,849	36,358,348	0.8%
# CapitaLand Mall Trust	28,789,000	38,303,794	0.8%
# Mapletree Commercial Trust	24,011,206	33,062,979	0.7%
# Mapletree Industrial Trust	18,353,458	32,950,987	0.7%
Mapletree Logistics Trust	29,929,556	37,912,575	0.8%
Other Securities		229,745,568	5.0%

TOTAL SINGAPORE		476,449,118	10.3%

SOUTH AFRICA — (1.3%)
Growthpoint Properties, Ltd.	39,105,076	29,363,160	0.6%
Other Securities		31,980,334	0.7%

TOTAL SOUTH AFRICA		61,343,494	1.3%

SPAIN — (1.5%)
Merlin Properties Socimi SA	4,273,959	39,662,815	0.9%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$32,104,831	0.7%

TOTAL SPAIN		71,767,646	1.6%

TAIWAN — (0.3%)
Other Securities		14,210,726	0.3%

TURKEY — (0.3%)
Other Securities		12,518,419	0.3%

UNITED KINGDOM — (13.0%)
Big Yellow Group P.L.C	2,185,771	29,421,528	0.6%
# British Land Co. P.L.C. (The)	11,051,490	56,376,357	1.2%
Derwent London P.L.C	1,340,418	52,375,831	1.1%
Great Portland Estates P.L.C	3,427,508	29,193,096	0.6%
# Land Securities Group P.L.C	8,708,833	72,623,434	1.6%
LondonMetric Property P.L.C	12,074,987	29,501,795	0.6%
Safestore Holdings P.L.C	3,268,889	29,570,413	0.6%
Segro P.L.C	13,456,088	141,040,321	3.1%
UNITE Group P.L.C. (The)	2,993,487	33,054,726	0.7%
Other Securities		134,507,403	3.0%

TOTAL UNITED KINGDOM		607,664,904	13.1%

TOTAL COMMON STOCKS		4,487,168,569	97.1%

RIGHTS/WARRANTS — (0.0%)

TURKEY — (0.0%)
Other Security		77,977	0.0%

TOTAL INVESTMENT SECURITIES (Cost $5,276,486,041)		4,487,246,546

		Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	16,623,202	192,347,069	4.1%

TOTAL INVESTMENTS—(100.0%) (Cost $5,468,787,843)		$4,679,593,615	101.2%

As of April 30, 2020, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	568	06/19/20	$63,706,828	$82,428,160	$18,721,332

Total Futures Contracts			$63,706,828	$82,428,160	$18,721,332

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$352,509	$776,697,077	—	$777,049,586
Belgium	—	164,193,862	—	164,193,862
Canada	238,014,143	—	—	238,014,143
China	—	10,532,587	—	10,532,587
France	—	202,305,206	—	202,305,206
Germany	—	40,159,375	—	40,159,375
Hong Kong	—	264,385,555	—	264,385,555
Ireland	—	15,285,421	—	15,285,421
Italy	—	4,675,468	—	4,675,468
Japan	—	1,248,195,396	—	1,248,195,396
Malaysia	—	27,510,399	—	27,510,399
Mexico	67,659,304	—	—	67,659,304
Netherlands	—	127,026,543	—	127,026,543
New Zealand	—	56,221,417	—	56,221,417
Singapore	—	476,449,118	—	476,449,118
South Africa	—	61,343,494	—	61,343,494
Spain	—	71,767,646	—	71,767,646
Taiwan	—	14,210,726	—	14,210,726
Turkey	—	12,518,419	—	12,518,419
United Kingdom	—	607,664,904	—	607,664,904
Rights/Warrants
Turkey	—	77,977	—	77,977
Securities Lending Collateral	—	192,347,069	—	192,347,069
Futures Contracts**	18,721,332	—	—	18,721,332

TOTAL	$324,747,288	$4,373,567,659	—	$4,698,314,947

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (53.1%)
CANADA — (0.0%)
	Other Security		$1,736,766	0.0%

UNITED STATES — (53.1%)
#	Alexandria Real Estate Equities, Inc.	448,798	70,501,678	1.0%
	American Campus Communities, Inc.	548,715	19,364,152	0.3%
	American Homes 4 Rent, Class A	1,076,369	25,983,557	0.4%
	American Tower Corp.	1,735,168	412,969,984	5.8%
	Apartment Investment & Management Co., Class A	596,218	22,459,537	0.3%
	AvalonBay Communities, Inc.	546,337	89,025,614	1.2%
	Boston Properties, Inc.	604,858	58,780,100	0.8%
	Camden Property Trust	388,529	34,217,749	0.5%
	Crown Castle International Corp.	1,611,774	256,965,129	3.6%
	CubeSmart	772,944	19,478,189	0.3%
#	CyrusOne, Inc.	447,597	31,398,930	0.4%
	Digital Realty Trust, Inc.	816,484	122,056,163	1.7%
	Douglas Emmett, Inc.	667,783	20,360,704	0.3%
	Duke Realty Corp.	1,474,838	51,176,879	0.7%
	Equinix, Inc.	333,600	225,246,720	3.2%
	Equity LifeStyle Properties, Inc.	692,628	41,772,395	0.6%
#	Equity Residential	1,452,680	94,511,361	1.3%
	Essex Property Trust, Inc.	258,504	63,100,826	0.9%
	Extra Space Storage, Inc.	519,649	45,853,828	0.6%
	Federal Realty Investment Trust	303,030	25,233,308	0.4%
	First Industrial Realty Trust, Inc.	502,451	18,977,574	0.3%
	Gaming and Leisure Properties, Inc.	818,360	23,110,486	0.3%
	Healthcare Trust of America, Inc., Class A	818,932	20,170,295	0.3%
	Healthpeak Properties, Inc.	1,994,855	52,145,510	0.7%
#	Host Hotels & Resorts, Inc.	2,948,309	36,293,684	0.5%
	Invitation Homes, Inc.	1,983,043	46,898,964	0.7%
#	Iron Mountain, Inc.	1,152,133	27,858,576	0.4%
	Kilroy Realty Corp.	423,624	26,374,830	0.4%
	Kimco Realty Corp.	1,691,068	18,449,552	0.3%
	Lamar Advertising Co., Class A	345,346	19,909,197	0.3%
	Medical Properties Trust, Inc.	1,907,624	32,696,675	0.5%
	Mid-America Apartment Communities, Inc.	455,808	51,013,978	0.7%
	National Retail Properties, Inc.	688,679	22,478,483	0.3%
	Omega Healthcare Investors, Inc.	895,273	26,097,213	0.4%
	Prologis, Inc.	2,885,094	257,436,900	3.6%
	Public Storage	614,993	114,050,452	1.6%
	Realty Income Corp.	1,274,944	70,019,924	1.0%
	Regency Centers Corp.	672,335	29,522,212	0.4%
	SBA Communications Corp.	443,093	128,461,523	1.8%
#	Simon Property Group, Inc.	1,214,648	81,102,047	1.1%
#	SL Green Realty Corp.	357,734	18,977,789	0.3%
	Sun Communities, Inc.	362,517	48,722,285	0.7%
	UDR, Inc.	1,175,846	44,058,950	0.6%
	Ventas, Inc.	1,458,084	47,169,017	0.7%
	VEREIT, Inc.	4,283,981	23,476,216	0.3%
	Vornado Realty Trust	689,192	30,200,393	0.4%
#	Welltower, Inc.	1,587,423	81,323,680	1.1%
	WP Carey, Inc.	691,242	45,469,899	0.6%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$664,796,453	9.1%

TOTAL UNITED STATES		3,837,719,560	53.7%

VIRGIN ISLANDS, U.S. — (0.0%)
Other Security		1,117,107	0.0%

TOTAL COMMON STOCKS		3,840,573,433	53.7%

		Value†
AFFILIATED INVESTMENT COMPANIES — (45.7%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	694,305,620	2,478,671,061	34.7%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	24,067,787	820,470,862	11.5%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		3,299,141,923	46.2%

TOTAL INVESTMENT SECURITIES (Cost $7,640,097,121)		7,139,715,356

SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	7,229,586	83,653,540	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $7,723,732,895)		$7,223,368,896	101.1%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$1,736,766	—	—	$1,736,766
United States	3,837,578,807	$140,753	—	3,837,719,560
Virgin Islands, U.S	1,117,107	—	—	1,117,107
Affiliated Investment Companies	3,299,141,923	—	—	3,299,141,923
Securities Lending Collateral	—	83,653,540	—	83,653,540

TOTAL	$7,139,574,603	$83,794,293	—	$7,223,368,896

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.3%)
AUSTRALIA — (6.6%)
Cleanaway Waste Management, Ltd.	44,191,128	$53,317,636	0.6%
IGO, Ltd.	9,546,016	28,959,494	0.3%
OZ Minerals, Ltd.	7,869,504	45,361,603	0.5%
Other Securities		532,435,712	5.3%

TOTAL AUSTRALIA		660,074,445	6.7%

AUSTRIA — (0.9%)
Other Securities		90,468,164	0.9%

BELGIUM — (1.7%)
Ackermans & van Haaren NV	373,261	49,471,129	0.5%
Euronav NV	3,368,136	37,619,323	0.4%
Other Securities		88,809,314	0.9%

TOTAL BELGIUM		175,899,766	1.8%

CANADA — (9.4%)
* Alacer Gold Corp.	7,196,912	36,916,521	0.4%
Alamos Gold, Inc., Class A	8,223,073	66,224,109	0.7%
Centerra Gold, Inc.	6,281,446	50,226,297	0.5%
* IAMGOLD Corp.	10,385,977	36,337,302	0.4%
Kirkland Lake Gold, Ltd.	1,774,198	73,341,233	0.8%
TransAlta Corp. 2901628	6,330,384	37,246,916	0.4%
Yamana Gold, Inc.	19,985,604	94,188,414	1.0%
Other Securities		552,113,079	5.4%

TOTAL CANADA		946,593,871	9.6%

CHINA — (0.0%)
Other Securities		1,979,623	0.0%

DENMARK — (1.7%)
* Jyske Bank A.S	1,248,288	33,694,924	0.4%
Other Securities		140,031,270	1.4%

TOTAL DENMARK		173,726,194	1.8%

FINLAND — (2.0%)
Kemira Oyj	2,792,209	33,590,360	0.3%
# Metsa Board Oyj	4,879,409	33,986,868	0.4%
Other Securities		137,865,980	1.4%

TOTAL FINLAND		205,443,208	2.1%

FRANCE — (3.8%)
# Casino Guichard Perrachon SA	875,911	32,878,974	0.3%
Elis SA	2,920,469	35,997,957	0.4%
Korian SA	957,145	32,148,025	0.3%
Rexel SA	6,861,753	64,087,227	0.7%
Other Securities		214,182,867	2.2%

TOTAL FRANCE		379,295,050	3.9%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (5.1%)
Aurubis AG	1,173,538	$60,836,816	0.6%
Lanxess AG	1,083,348	53,306,566	0.6%
#* OSRAM Licht AG	1,064,472	46,841,501	0.5%
Other Securities		352,699,838	3.5%

TOTAL GERMANY		513,684,721	5.2%

GREECE — (0.0%)
Other Securities		1,883	0.0%

HONG KONG — (3.0%)
Other Securities		297,652,854	3.0%

IRELAND — (0.1%)
Other Securities		9,334,111	0.1%

ISRAEL — (0.8%)
Other Securities		81,690,410	0.8%

ITALY — (4.1%)
Buzzi Unicem SpA	2,094,916	41,100,170	0.4%
#* Saipem SpA	11,811,160	30,315,237	0.3%
Unione di Banche Italiane SpA	25,232,083	72,332,143	0.7%
Unipol Gruppo SpA	10,098,772	34,844,744	0.4%
Other Securities		238,502,305	2.4%

TOTAL ITALY		417,094,599	4.2%

JAPAN — (27.9%)
Other Securities		2,807,590,272	28.6%

NETHERLANDS — (2.8%)
APERAM SA	1,236,551	32,040,068	0.3%
ASR Nederland NV	2,674,123	71,664,304	0.7%
# SBM Offshore NV	4,667,578	59,161,973	0.6%
Signify NV	1,904,294	38,764,455	0.4%
Other Securities		81,914,647	0.9%

TOTAL NETHERLANDS		283,545,447	2.9%

NEW ZEALAND — (0.5%)
Other Securities		45,744,389	0.5%

NORWAY — (0.7%)
Other Securities		69,591,248	0.7%

PORTUGAL — (0.3%)
Other Securities		26,414,245	0.3%

SINGAPORE — (0.9%)
Other Securities		93,590,028	1.0%

SPAIN — (2.1%)
Acciona SA	447,710	44,374,656	0.5%
Acerinox SA	3,935,087	29,643,659	0.3%
Ebro Foods SA	1,792,345	38,142,772	0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$102,228,513	1.0%

TOTAL SPAIN		214,389,600	2.2%

SWEDEN — (2.5%)
Other Securities		254,922,533	2.6%

SWITZERLAND — (4.9%)
Allreal Holding AG	281,115	52,214,825	0.5%
Helvetia Holding AG	649,974	59,248,709	0.6%
Siegfried Holding AG	64,976	29,616,955	0.3%
Other Securities		347,480,255	3.6%

TOTAL SWITZERLAND		488,560,744	5.0%

UNITED KINGDOM — (13.5%)
Aggreko P.L.C.	5,339,462	30,790,842	0.3%
Babcock International Group P.L.C.	6,665,733	35,306,155	0.4%
Bellway P.L.C.	2,925,785	97,900,638	1.0%
Centamin P.L.C.	34,704,078	67,193,119	0.7%
Close Brothers Group P.L.C.	3,046,962	41,782,991	0.4%
Grafton Group P.L.C.	5,429,731	43,326,014	0.5%
Meggitt P.L.C.	8,718,762	30,530,085	0.3%
National Express Group P.L.C.	9,677,540	33,301,719	0.3%
Phoenix Group Holdings P.L.C.	4,246,625	32,224,749	0.3%
Redrow P.L.C.	7,039,369	40,900,919	0.4%
TP ICAP P.L.C.	8,450,089	36,075,273	0.4%
Travis Perkins P.L.C.	5,082,624	66,366,247	0.7%
Vesuvius P.L.C.	7,297,106	36,773,383	0.4%
Vistry Group P.L.C.	6,540,503	66,422,468	0.7%
Other Securities		694,851,384	7.0%

TOTAL UNITED KINGDOM		1,353,745,986	13.8%

UNITED STATES — (0.0%)
Other Securities		3,968,803	0.0%

TOTAL COMMON STOCKS		9,595,002,194	97.7%

PREFERRED STOCKS — (0.2%)

GERMANY — (0.2%)
Other Securities		20,666,192	0.2%

RIGHTS/WARRANTS — (0.0%)

SINGAPORE — (0.0%)
Other Securities.		4,345	0.0%

CANADA — (0.0%)
Other Security		796,798	0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
NORWAY — (0.0%)
Other Security		$266,662	0.0%

TOTAL RIGHTS/WARRANTS		1,067,805	0.0%

TOTAL INVESTMENT SECURITIES (Cost $11,681,955,179)		9,616,736,191

		Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§ The DFA Short Term Investment Fund	38,790,633	448,846,415	4.6%

TOTAL INVESTMENTS—(100.0%) (Cost $12,130,724,546)		$10,065,582,606	102.5%

As of April 30, 2020, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	839	06/19/20	$112,740,633	$121,755,680	$9,015,047

Total Futures Contracts			$112,740,633	$121,755,680	$9,015,047

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$15,732,758	$644,341,687	—	$660,074,445
Austria	—	90,468,164	—	90,468,164
Belgium	—	175,899,766	—	175,899,766
Canada	945,255,795	1,338,076	—	946,593,871
China	—	1,979,623	—	1,979,623
Denmark	—	173,726,194	—	173,726,194
Finland	—	205,443,208	—	205,443,208
France	—	379,295,050	—	379,295,050
Germany	2,345,140	511,339,581	—	513,684,721
Greece	—	1,883	—	1,883
Hong Kong	—	297,652,854	—	297,652,854
Ireland	—	9,334,111	—	9,334,111
Israel	110,058	81,580,352	—	81,690,410
Italy	—	417,094,599	—	417,094,599
Japan	—	2,807,590,272	—	2,807,590,272
Netherlands	—	283,545,447	—	283,545,447
New Zealand	—	45,744,389	—	45,744,389
Norway	859,899	68,731,349	—	69,591,248
Portugal	—	26,414,245	—	26,414,245
Singapore	—	93,590,028	—	93,590,028
Spain	—	214,389,600	—	214,389,600
Sweden	1,303,414	253,619,119	—	254,922,533

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$488,560,744	—	$488,560,744
United Kingdom	—	1,353,745,986	—	1,353,745,986
United States	$2,175,091	1,793,712	—	3,968,803
Preferred Stocks
Germany	—	20,666,192	—	20,666,192
Rights/Warrants
Canada	—	796,798	—	796,798
Norway	—	266,662	—	266,662
Singapore	—	4,345	—	4,345
Securities Lending Collateral	—	448,846,415	—	448,846,415
Futures Contracts**	9,015,047	—	—	9,015,047

TOTAL.	$976,797,202	$9,097,800,451	—	$10,074,597,653

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.9%)
AUSTRALIA — (5.4%)
Other Securities		$149,950,863	5.7%

AUSTRIA — (0.6%)
Other Securities		16,604,447	0.6%

BELGIUM — (1.3%)
KBC Group NV	101,009	5,478,821	0.2%
Other Securities		29,199,146	1.1%

TOTAL BELGIUM		34,677,967	1.3%

CANADA — (8.4%)
# Bank of Nova Scotia (The)	102,743	4,124,104	0.2%
# Canadian Natural Resources, Ltd.	614,679	10,302,020	0.4%
* Kinross Gold Corp.	612,803	4,045,878	0.2%
Magna International, Inc.	156,616	6,112,722	0.2%
Royal Bank of Canada 2754383	73,948	4,549,134	0.2%
Other Securities		203,307,189	7.7%

TOTAL CANADA		232,441,047	8.9%

CHINA — (0.1%)
Other Securities		1,981,335	0.1%

DENMARK — (1.9%)
Pandora A.S	115,658	4,112,628	0.2%
Other Securities		49,365,901	1.8%

TOTAL DENMARK		53,478,529	2.0%

FINLAND — (1.6%)
Stora Enso Oyj, Class R	414,282	4,873,843	0.2%
Other Securities		40,320,414	1.5%

TOTAL FINLAND		45,194,257	1.7%

FRANCE — (6.7%)
Arkema SA	75,942	6,320,878	0.3%
Atos SE	75,281	5,383,656	0.2%
Cie de Saint-Gobain	157,949	4,202,692	0.2%
Cie Generale des Etablissements Michelin SCA	104,734	10,119,507	0.4%
Ingenico Group SA	33,185	4,175,262	0.2%
Orange SA	382,501	4,647,017	0.2%
Peugeot SA	392,822	5,568,502	0.2%
# Sanofi	49,489	4,833,775	0.2%
Total SA	344,730	12,235,286	0.5%
Other Securities		129,456,644	4.8%

TOTAL FRANCE		186,943,219	7.2%

GERMANY — (6.0%)
Allianz SE	40,989	7,543,257	0.3%
Bayer AG	75,182	4,944,672	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Commerzbank AG	1,107,916	$4,084,810	0.2%
# Daimler AG	153,503	5,250,261	0.2%
Other Securities		144,457,870	5.5%

TOTAL GERMANY		166,280,870	6.4%

HONG KONG — (2.4%)
Other Securities		67,618,426	2.6%

IRELAND — (0.8%)
CRH P.L.C., Sponsored ADR	340,667	10,260,890	0.4%
Other Securities		12,025,774	0.5%

TOTAL IRELAND		22,286,664	0.9%

ISRAEL — (1.0%)
Other Securities		26,314,066	1.0%

ITALY — (2.7%)
Other Securities		74,056,509	2.8%

JAPAN — (24.9%)
Honda Motor Co., Ltd.	181,235	4,401,139	0.2%
Inpex Corp.	617,500	3,986,019	0.2%
Mitsubishi Heavy Industries, Ltd.	191,000	4,897,933	0.2%
Mitsubishi UFJ Financial Group, Inc.	1,169,800	4,725,992	0.2%
SoftBank Group Corp.	134,600	5,769,306	0.2%
Toyota Motor Corp.	86,018	5,318,223	0.2%
# Toyota Motor Corp., Sponsored ADR	41,727	5,157,040	0.2%
Other Securities		656,590,625	25.0%

TOTAL JAPAN		690,846,277	26.4%

NETHERLANDS — (3.2%)
ASM International NV	41,559	4,594,777	0.2%
ASR Nederland NV	149,446	4,005,030	0.2%
# Koninklijke Ahold Delhaize NV	437,995	10,634,665	0.4%
Koninklijke DSM NV	33,749	4,136,340	0.2%
Randstad NV	112,767	4,538,369	0.2%
Other Securities		59,375,217	2.1%

TOTAL NETHERLANDS		87,284,398	3.3%

NEW ZEALAND — (0.5%)
Other Securities		13,262,094	0.5%

NORWAY — (0.7%)
Other Securities		20,128,144	0.8%

PORTUGAL — (0.2%)
Other Securities		6,592,609	0.3%

SINGAPORE — (0.9%)
Other Securities		25,131,062	1.0%

SPAIN — (1.9%)
Banco Bilbao Vizcaya Argentaria SA	1,469,339	4,802,943	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$48,698,024	1.8%

TOTAL SPAIN		53,500,967	2.0%

SWEDEN — (2.7%)
Other Securities		74,661,397	2.9%

SWITZERLAND — (7.1%)
Allreal Holding AG	22,133	4,111,025	0.2%
Baloise Holding AG	37,208	5,566,965	0.2%
Clariant AG	237,945	4,398,590	0.2%
Logitech International SA	88,147	4,245,446	0.2%
Nestle SA	126,847	13,434,368	0.5%
Novartis AG, Sponsored ADR	70,669	5,987,784	0.2%
Swiss Prime Site AG	48,702	4,636,747	0.2%
Zurich Insurance Group AG	15,735	4,988,850	0.2%
Other Securities		149,946,010	5.7%

TOTAL SWITZERLAND		197,315,785	7.6%

UNITED KINGDOM — (11.8%)
Anglo American P.L.C.	277,842	4,941,434	0.2%
BP P.L.C.	2,182,339	8,599,317	0.3%
# BP P.L.C., Sponsored ADR	248,133	5,905,569	0.2%
British American Tobacco P.L.C.	158,257	6,099,892	0.2%
HSBC Holdings P.L.C., Sponsored ADR	311,326	8,010,418	0.3%
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	161,774	5,359,566	0.2%
Other Securities		288,323,811	11.1%

TOTAL UNITED KINGDOM		327,240,007	12.5%

UNITED STATES — (0.1%)
Other Securities		3,498,417	0.1%

TOTAL COMMON STOCKS		2,577,289,356	98.6%

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Volkswagen AG	37,898	5,272,792	0.2%
Other Securities		8,080,973	0.3%

TOTAL GERMANY		13,353,765	0.5%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		161,242	0.0%

SWEDEN — (0.0%)
Other Security		57	0.0%

FRANCE — (0.0%)
Other Security		747	0.0%

NORWAY — (0.0%)
Other Security		8,494	0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ISRAEL — (0.0%)
Other Security		$945	0.0%

TOTAL RIGHTS/WARRANTS		171,485	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,815,307,552)		2,590,814,606

		Value†
SECURITIES LENDING COLLATERAL — (6.6%)
@§ The DFA Short Term Investment Fund	15,781,260	182,604,958	7.0%

TOTAL INVESTMENTS—(100.0%) (Cost $2,997,878,251)		$2,773,419,564	106.1%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$921,453	$149,029,410	—	$149,950,863
Austria	—	16,604,447	—	16,604,447
Belgium	731,384	33,946,583	—	34,677,967
Canada	231,068,599	1,372,448	—	232,441,047
China	—	1,981,335	—	1,981,335
Denmark	—	53,478,529	—	53,478,529
Finland	—	45,194,257	—	45,194,257
France	212,628	186,730,591	—	186,943,219
Germany	6,389,572	159,891,298	—	166,280,870
Hong Kong	171,346	67,447,080	—	67,618,426
Ireland	10,260,890	12,025,774	—	22,286,664
Israel	3,191,845	23,122,221	—	26,314,066
Italy	3,126,873	70,929,636	—	74,056,509
Japan	11,226,754	679,619,523	—	690,846,277
Netherlands	6,674,699	80,609,699	—	87,284,398
New Zealand	9,951	13,252,143	—	13,262,094
Norway	53,860	20,074,284	—	20,128,144
Portugal	—	6,592,609	—	6,592,609
Singapore	—	25,131,062	—	25,131,062
Spain	1,914,109	51,586,858	—	53,500,967
Sweden	193,088	74,468,309	—	74,661,397
Switzerland	11,107,843	186,207,942	—	197,315,785
United Kingdom	40,682,331	286,557,676	—	327,240,007
United States	2,527,429	970,988	—	3,498,417
Preferred Stocks
Germany	—	13,353,765	—	13,353,765
Rights/Warrants
Canada	—	161,242	—	161,242
France	—	747	—	747
Israel	—	945	—	945
Norway	—	8,494	—	8,494

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$57	—	$57
Securities Lending Collateral	—	182,604,958	—	182,604,958

TOTAL	$330,464,654	$2,442,954,910	—	$2,773,419,564

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.2%)
AUSTRALIA — (5.4%)
BHP Group, Ltd.	247,858	$5,059,848	0.5%
CSL, Ltd.	56,488	11,259,598	1.2%
Other Securities		36,049,576	3.9%

TOTAL AUSTRALIA		52,369,022	5.6%

AUSTRIA — (0.1%)
Other Securities		694,233	0.1%

BELGIUM — (0.9%)
Other Securities		8,175,856	0.9%

CANADA — (8.5%)
Canadian National Railway Co.	51,046	4,230,182	0.5%
Canadian Natural Resources, Ltd.	318,823	5,339,103	0.6%
Other Securities		71,648,531	7.6%

TOTAL CANADA		81,217,816	8.7%

DENMARK — (1.9%)
Novo Nordisk A.S., Class B	216,287	13,796,949	1.5%
Other Securities		4,019,614	0.4%

TOTAL DENMARK		17,816,563	1.9%

FINLAND — (1.1%)
Other Securities		10,162,967	1.1%

FRANCE — (8.4%)
Cie Generale des Etablissements Michelin SCA	51,897	5,014,342	0.5%
# Kering SA	9,530	4,847,954	0.5%
Legrand SA	69,954	4,689,896	0.5%
LVMH Moet Hennessy Louis Vuitton SE	40,957	15,833,671	1.7%
Orange SA	342,562	4,161,797	0.5%
Vinci SA	81,013	6,636,741	0.7%
Other Securities		39,905,729	4.3%

TOTAL FRANCE		81,090,130	8.7%

GERMANY — (6.8%)
Adidas AG	20,625	4,721,730	0.5%
Bayer AG	95,267	6,265,649	0.7%
Deutsche Boerse AG	28,076	4,352,859	0.5%
Deutsche Telekom AG	486,363	7,110,440	0.8%
Fresenius Medical Care AG & Co. KGaA	51,411	4,029,106	0.4%
Infineon Technologies AG	230,358	4,282,568	0.5%
Other Securities		34,986,732	3.6%

TOTAL GERMANY		65,749,084	7.0%

HONG KONG — (2.8%)
Hong Kong Exchanges & Clearing, Ltd.	148,937	4,775,238	0.5%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Other Securities		$21,661,241	2.3%

TOTAL HONG KONG		26,436,479	2.8%

IRELAND — (0.4%)
Other Securities		4,136,693	0.4%

ISRAEL — (0.3%)
Other Securities		3,320,768	0.4%

ITALY — (1.6%)
Other Securities		15,793,641	1.7%

JAPAN — (23.0%)
Astellas Pharma, Inc.	273,900	4,530,072	0.5%
Daikin Industries, Ltd.	37,200	4,773,910	0.5%
Hoya Corp.	48,100	4,386,399	0.5%
Kao Corp.	72,100	5,560,084	0.6%
KDDI Corp.	316,700	9,172,984	1.0%
Murata Manufacturing Co., Ltd.	77,700	4,378,159	0.5%
NTT DOCOMO, Inc.	209,400	6,171,274	0.7%
Recruit Holdings Co., Ltd.	182,900	5,335,410	0.6%
SoftBank Group Corp.	210,400	9,018,291	1.0%
Sony Corp.	207,600	13,359,906	1.4%
Tokyo Electron, Ltd.	21,300	4,536,492	0.5%
Other Securities		149,782,959	15.8%

TOTAL JAPAN		221,005,940	23.6%

NETHERLANDS — (3.4%)
# Koninklijke Ahold Delhaize NV	232,175	5,637,287	0.6%
Unilever NV 904784709	127,954	6,323,487	0.7%
# Wolters Kluwer NV	81,646	6,013,420	0.6%
Other Securities		14,621,388	1.6%

TOTAL NETHERLANDS		32,595,582	3.5%

NEW ZEALAND — (0.2%)
Other Securities		2,118,288	0.2%

NORWAY — (0.6%)
Other Securities		6,078,049	0.6%

PORTUGAL — (0.1%)
Other Security		812,345	0.1%

SINGAPORE — (0.9%)
Other Securities		8,615,947	0.9%

SPAIN — (2.3%)
Amadeus IT Group SA	93,221	4,449,667	0.5%
Telefonica SA	938,160	4,289,722	0.4%
Other Securities		13,067,167	1.4%

TOTAL SPAIN		21,806,556	2.3%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.3%)
Other Securities		$22,397,256	2.4%

SWITZERLAND — (9.7%)
Geberit AG	11,413	5,103,926	0.6%
Givaudan SA	1,960	6,572,435	0.7%
Nestle SA	134,782	14,274,764	1.5%
Partners Group Holding AG	5,719	4,506,800	0.5%
Roche Holding AG CH0012032048	109,285	37,845,105	4.0%
Sika AG	34,004	5,624,573	0.6%
Other Securities		19,245,803	2.1%

TOTAL SWITZERLAND		93,173,406	10.0%

UNITED KINGDOM — (13.5%)
AstraZeneca P.L.C	28,081	2,937,048	0.3%
AstraZeneca P.L.C., Sponsored ADR	223,751	11,697,702	1.2%
Compass Group P.L.C	263,643	4,436,425	0.5%
# Diageo P.L.C., Sponsored ADR	75,348	10,447,000	1.1%
Experian P.L.C	150,867	4,530,591	0.5%
GlaxoSmithKline P.L.C	165,344	3,449,505	0.4%
# GlaxoSmithKline P.L.C., Sponsored ADR	286,876	12,068,873	1.3%
Imperial Brands P.L.C	295,822	6,223,637	0.7%
Rio Tinto P.L.C., Sponsored ADR	102,477	4,733,413	0.5%
SSE P.L.C	326,967	5,128,598	0.5%
# Unilever P.L.C., Sponsored ADR	145,820	7,563,683	0.8%
Other Securities		56,477,682	6.0%

TOTAL UNITED KINGDOM		129,694,157	13.8%

UNITED STATES — (0.0%)
Other Securities		259,540	0.0%

TOTAL COMMON STOCKS		905,520,318	96.7%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Volkswagen AG	29,443	4,096,439	0.5%
Other Securities		2,800,860	0.3%

TOTAL GERMANY		6,897,299	0.8%

TOTAL INVESTMENT SECURITIES (Cost $946,892,097)		912,417,617

		Value†
SECURITIES LENDING COLLATERAL — (5.1%)
@§ The DFA Short Term Investment Fund	4,229,097	48,934,877	5.2%

TOTAL INVESTMENTS—(100.0%) (Cost $995,818,175)		$961,352,494	102.7%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2020, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	124	06/19/20	$18,038,949	$17,994,880	$(44,069)

Total Futures Contracts			$18,038,949	$17,994,880	$(44,069)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,817,899	$48,551,123	—	$52,369,022
Austria	—	694,233	—	694,233
Belgium	—	8,175,856	—	8,175,856
Canada	81,217,816	—	—	81,217,816
Denmark	—	17,816,563	—	17,816,563
Finland	—	10,162,967	—	10,162,967
France	246,981	80,843,149	—	81,090,130
Germany	—	65,749,084	—	65,749,084
Hong Kong	—	26,436,479	—	26,436,479
Ireland	809,957	3,326,736	—	4,136,693
Israel	1,041,946	2,278,822	—	3,320,768
Italy	1,721,157	14,072,484	—	15,793,641
Japan	—	221,005,940	—	221,005,940
Netherlands	7,157,050	25,438,532	—	32,595,582
New Zealand	—	2,118,288	—	2,118,288
Norway	—	6,078,049	—	6,078,049
Portugal	—	812,345	—	812,345
Singapore	—	8,615,947	—	8,615,947
Spain	—	21,806,556	—	21,806,556
Sweden	89,518	22,307,738	—	22,397,256
Switzerland	44,128	93,129,278	—	93,173,406
United Kingdom	52,007,223	77,686,934	—	129,694,157
United States	259,540	—	—	259,540
Preferred Stocks
Germany	—	6,897,299	—	6,897,299
Securities Lending Collateral	—	48,934,877	—	48,934,877
Futures Contracts**	(44,069)	—	—	(44,069)

TOTAL	$148,369,146	$812,939,279	—	$961,308,425

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$131,427,902
Investment in Dimensional Emerging Markets Value Fund		62,275,642
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,275,535	18,201,885

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $263,331,166)		$211,905,429

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$211,905,429	—	—	$211,905,429

TOTAL	$211,905,429	—	—	$211,905,429

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.9%)
AUSTRALIA — (4.1%)
BHP Group, Ltd.	487,213	$9,946,113	0.3%
CSL, Ltd.	28,867	5,753,980	0.2%
Other Securities		115,932,096	3.7%

TOTAL AUSTRALIA		131,632,189	4.2%

AUSTRIA — (0.3%)
Other Securities		11,181,619	0.4%

BELGIUM — (0.8%)
Other Securities		26,588,100	0.8%

BRAZIL — (1.3%)
Vale SA	628,010	5,180,773	0.2%
Other Securities		36,070,564	1.1%

TOTAL BRAZIL		41,251,337	1.3%

CANADA — (6.2%)
Royal Bank of Canada 2754383	120,786	7,430,515	0.3%
Royal Bank of Canada 780087102	97,598	6,011,061	0.2%
Other Securities		188,341,992	5.9%

TOTAL CANADA		201,783,568	6.4%

CHILE — (0.2%)
Other Securities		6,428,696	0.2%

CHINA — (8.9%)
* Alibaba Group Holding, Ltd., Sponsored ADR	37,146	7,528,380	0.3%
China Construction Bank Corp., Class H	11,401,000	9,151,162	0.3%
China Mobile, Ltd.	1,070,500	8,605,810	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	8,084,000	5,420,396	0.2%
Ping An Insurance Group Co. of China, Ltd., Class H	878,500	8,939,843	0.3%
Tencent Holdings, Ltd.	442,200	23,246,203	0.8%
Other Securities		225,109,838	7.0%

TOTAL CHINA		288,001,632	9.2%

COLOMBIA — (0.1%)
Other Securities		1,985,914	0.1%

CZECH REPUBLIC — (0.0%)
Other Securities		1,155,478	0.0%

DENMARK — (1.4%)
Novo Nordisk A.S., Class B	151,133	9,640,775	0.3%
Other Securities		36,273,675	1.2%

TOTAL DENMARK		45,914,450	1.5%

EGYPT — (0.0%)
Other Securities		239,987	0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (1.1%)
Other Securities		$36,071,125	1.1%

FRANCE — (5.3%)
# Air Liquide SA	40,713	5,172,758	0.2%
Cie Generale des Etablissements Michelin SCA	58,543	5,656,485	0.2%
LVMH Moet Hennessy Louis Vuitton SE	21,810	8,431,583	0.3%
Orange SA	455,998	5,539,935	0.2%
# Sanofi	55,205	5,392,078	0.2%
Total SA	331,214	11,755,571	0.4%
Vinci SA	66,251	5,427,410	0.2%
Other Securities		122,649,268	3.7%

TOTAL FRANCE		170,025,088	5.4%

GERMANY — (4.6%)
Allianz SE	29,730	5,471,249	0.2%
Bayer AG	149,078	9,804,764	0.3%
Daimler AG	180,199	6,163,344	0.2%
Deutsche Telekom AG	363,877	5,319,742	0.2%
Other Securities		120,866,785	3.8%

TOTAL GERMANY		147,625,884	4.7%

GREECE — (0.1%)
Other Securities		1,685,865	0.1%

HONG KONG — (2.0%)
AIA Group, Ltd.	562,200	5,159,740	0.2%
Other Securities		59,508,041	1.9%

TOTAL HONG KONG		64,667,781	2.1%

HUNGARY — (0.1%)
Other Securities		2,521,029	0.1%

INDIA — (2.9%)
Reliance Industries, Ltd.	306,222	5,945,755	0.2%
Other Securities		87,764,898	2.8%

TOTAL INDIA		93,710,653	3.0%

INDONESIA — (0.4%)
Other Securities		14,090,952	0.4%

IRELAND — (0.6%)
CRH P.L.C., Sponsored ADR	271,910	8,189,929	0.3%
Other Securities		10,883,988	0.3%

TOTAL IRELAND		19,073,917	0.6%

ISRAEL — (0.5%)
Other Securities		17,449,669	0.6%

ITALY — (1.7%)
Other Securities		54,849,497	1.7%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (17.3%)
Honda Motor Co., Ltd.	224,300	$5,446,936	0.2%
NTT DOCOMO, Inc.	181,600	5,351,974	0.2%
SoftBank Group Corp.	280,444	12,020,559	0.4%
Sony Corp.	104,000	6,692,824	0.2%
Toyota Motor Corp.	337,064	20,839,579	0.7%
Other Securities		510,637,859	16.1%

TOTAL JAPAN		560,989,731	17.8%

MALAYSIA — (0.6%)
Other Securities		19,667,007	0.6%

MEXICO — (0.6%)
Other Securities		18,691,191	0.6%

NETHERLANDS — (2.2%)
ASML Holding NV	20,610	5,944,542	0.2%
# Koninklijke Ahold Delhaize NV	345,795	8,396,012	0.3%
Other Securities		58,075,364	1.8%

TOTAL NETHERLANDS		72,415,918	2.3%

NEW ZEALAND — (0.3%)
Other Securities		10,646,919	0.3%

NORWAY — (0.5%)
Other Securities		16,738,423	0.5%

PERU — (0.0%)
Other Securities		319,654	0.0%

PHILIPPINES — (0.3%)
Other Securities		8,263,309	0.3%

POLAND — (0.3%)
Other Securities		8,034,263	0.3%

PORTUGAL — (0.1%)
Other Securities		4,730,060	0.2%

QATAR — (0.0%)
Other Securities		1,267,487	0.0%

RUSSIA — (0.3%)
Other Securities		9,438,384	0.3%

SAUDI ARABIA — (0.1%)
Other Securities		2,476,200	0.1%

SINGAPORE — (0.7%)
Other Securities		22,466,150	0.7%

SOUTH AFRICA — (1.4%)
Other Securities		45,294,936	1.4%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (3.7%)
Samsung Electronics Co., Ltd.	661,530	$27,200,477	0.9%
SK Hynix, Inc.	79,671	5,482,763	0.2%
Other Securities		87,086,174	2.7%

TOTAL SOUTH KOREA		119,769,414	3.8%

SPAIN — (1.5%)
Iberdrola S.A	547,344	5,444,852	0.2%
Other Securities		41,993,892	1.3%

TOTAL SPAIN		47,438,744	1.5%

SWEDEN — (1.9%)
Other Securities		61,416,461	2.0%

SWITZERLAND — (5.4%)
Nestle SA	285,492	30,236,463	1.0%
Novartis AG	114,537	9,774,410	0.3%
Roche Holding AG CH0012032048	58,789	20,358,475	0.7%
Other Securities		113,231,988	3.5%

TOTAL SWITZERLAND		173,601,336	5.5%

TAIWAN — (4.9%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,170,000	11,802,721	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.,
Sponsored ADR	134,422	7,141,841	0.3%
Other Securities		138,389,992	4.3%

TOTAL TAIWAN		157,334,554	5.0%

THAILAND — (0.7%)
Other Securities		23,530,700	0.7%

TURKEY — (0.2%)
Other Securities		6,748,233	0.2%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		1,132,042	0.0%

UNITED KINGDOM — (9.2%)
Anglo American P.L.C	363,018	6,456,293	0.2%
AstraZeneca P.L.C., Sponsored ADR	170,655	8,921,843	0.3%
BP P.L.C., Sponsored ADR	503,098	11,973,732	0.4%
GlaxoSmithKline P.L.C., Sponsored ADR	155,405	6,537,888	0.2%
# HSBC Holdings P.L.C., Sponsored ADR	274,328	7,058,459	0.2%
Rio Tinto P.L.C., Sponsored ADR	172,914	7,986,898	0.3%
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	161,107	5,337,475	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	227,403	7,270,074	0.2%
Other Securities		235,714,195	7.4%

TOTAL UNITED KINGDOM		297,256,857	9.4%

UNITED STATES — (0.1%)
Other Securities		1,833,017	0.1%

TOTAL COMMON STOCKS		3,069,435,420	97.5%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.3%)
Other Securities		$9,270,181	0.3%

CHILE — (0.0%)
Other Securities		226,584	0.0%

COLOMBIA — (0.0%)
Other Securities		292,284	0.0%

GERMANY — (0.4%)
Volkswagen AG	43,057	5,990,570	0.2%
Other Securities		7,088,936	0.3%

TOTAL GERMANY		13,079,506	0.5%

SOUTH KOREA — (0.0%)
Other Security		1,271	0.0%

TOTAL PREFERRED STOCKS		22,869,826	0.8%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		42,746	0.0%

SWEDEN — (0.0%)
Other Security		55	0.0%

FRANCE — (0.0%)
Other Security		413	0.0%

TAIWAN — (0.0%)
Other Securities		4,424	0.0%

SOUTH KOREA — (0.0%)
Other Security		1,534	0.0%

NORWAY — (0.0%)
Other Security		10,126	0.0%

ISRAEL — (0.0%)
Other Security		928	0.0%

TOTAL RIGHTS/WARRANTS		60,226	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,551,670,846)		3,092,365,472

		Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@§ The DFA Short Term Investment Fund	12,376,967	143,213,890	4.5%

TOTAL INVESTMENTS—(100.0%) (Cost $3,694,851,878)		$3,235,579,362	102.8%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2020, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	240	06/19/20	$33,202,977	$34,828,800	$1,625,823

Total Futures Contracts			$33,202,977	$34,828,800	$1,625,823

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,921,403	$129,710,786	—	$131,632,189
Austria	—	11,181,619	—	11,181,619
Belgium	530,088	26,058,012	—	26,588,100
Brazil	41,251,337	—	—	41,251,337
Canada	200,778,346	1,005,222	—	201,783,568
Chile	6,428,696	—	—	6,428,696
China	36,837,749	251,163,883	—	288,001,632
Colombia	1,985,914	—	—	1,985,914
Czech Republic	—	1,155,478	—	1,155,478
Denmark	338,436	45,576,014	—	45,914,450
Egypt	111,005	128,982	—	239,987
Finland	—	36,071,125	—	36,071,125
France	854,152	169,170,936	—	170,025,088
Germany	1,739,820	145,886,064	—	147,625,884
Greece	—	1,685,865	—	1,685,865
Hong Kong	79,216	64,588,565	—	64,667,781
Hungary	—	2,521,029	—	2,521,029
India	2,121,424	91,589,229	—	93,710,653
Indonesia	130,140	13,960,812	—	14,090,952
Ireland	8,189,929	10,883,988	—	19,073,917
Israel	2,199,240	15,250,429	—	17,449,669
Italy	229,294	54,620,203	—	54,849,497
Japan	2,419,930	558,569,801	—	560,989,731
Malaysia	—	19,667,007	—	19,667,007
Mexico	18,691,085	106	—	18,691,191
Netherlands	9,691,175	62,724,743	—	72,415,918
New Zealand	—	10,646,919	—	10,646,919
Norway	114,718	16,623,705	—	16,738,423
Peru	319,591	63	—	319,654
Philippines	177,829	8,085,480	—	8,263,309
Poland	—	8,034,263	—	8,034,263
Portugal	—	4,730,060	—	4,730,060
Qatar	—	1,267,487	—	1,267,487
Russia	4,960,710	4,477,674	—	9,438,384
Saudi Arabia	—	2,476,200	—	2,476,200
Singapore	—	22,466,150	—	22,466,150
South Africa	9,220,811	36,074,125	—	45,294,936
South Korea	544,466	119,224,948	—	119,769,414
Spain	410,658	47,028,086	—	47,438,744
Sweden	203,308	61,213,153	—	61,416,461

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	$5,915,376	$167,685,960	—	$173,601,336
Taiwan	7,303,970	150,030,584	—	157,334,554
Thailand	23,530,700	—	—	23,530,700
Turkey	—	6,748,233	—	6,748,233
United Arab Emirates	—	1,132,042	—	1,132,042
United Kingdom	73,985,288	223,271,569	—	297,256,857
United States	1,366,279	466,738	—	1,833,017
Preferred Stocks
Brazil	9,270,181	—	—	9,270,181
Chile	226,584	—	—	226,584
Colombia	292,284	—	—	292,284
Germany	—	13,079,506	—	13,079,506
South Korea	—	1,271	—	1,271
Rights/Warrants
Canada	—	42,746	—	42,746
France	—	413	—	413
Israel	—	928	—	928
Norway	—	10,126	—	10,126
South Korea	—	1,534	—	1,534
Sweden	—	55	—	55
Taiwan	—	4,424	—	4,424
Securities Lending Collateral	—	143,213,890	—	143,213,890
Futures Contracts**	1,625,823	—	—	1,625,823

TOTAL	$475,996,955	$2,761,208,230	—	$3,237,205,185

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	20,118,224	$445,819,848
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	22,996,702	249,744,186
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	5,315,168	91,739,791

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $773,893,842)		$787,303,825

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.216% (Cost $177,591)	177,591	177,591

TOTAL INVESTMENTS — (100.0%) (Cost $774,071,433)		$787,481,416

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$787,303,825	—	—	$787,303,825
Temporary Cash Investments	177,591	—	—	177,591

TOTAL	$787,481,416	—	—	$787,481,416

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	7,617,975	$151,978,613
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	7,985,429	86,721,756
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	3,035,752	52,397,081

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $262,519,689)		$291,097,450

As of April 30, 2020, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
ILS	213,631	USD	60,358	Bank of America Corp.	05/26/20	$959
ILS	125,403	USD	34,578	Citibank, N.A.	05/26/20	1,416
USD	754,188	ILS	2,581,750	Goldman Sachs International	05/26/20	13,159
ILS	125,256	USD	34,603	Goldman Sachs International	05/26/20	1,349
ILS	115,957	USD	32,261	UBS AG	05/26/20	1,022
GBP	528,187	USD	660,946	Goldman Sachs International	06/12/20	4,410
USD	26,717,336	EUR	24,597,976	JP Morgan	07/13/20	53,698

Total Appreciation						$76,013
USD	4,404,218	ILS	7,124,849	Bank of America Corp.	05/26/20	$(135,418)
USD	530,046	NOK	5,670,968	Citibank, N.A.	05/26/20	(23,546)
ILS	243,866	USD	70,112	Goldman Sachs International	05/26/20	(117)
USD	44,221	NOK	457,280	UBS AG	05/26/20	(418)
USD	1,475,750	DKK	10,201,782	Citibank, N.A.	06/04/20	(23,314)
USD	827,363	GBP	662,353	Citibank, N.A.	06/12/20	(7,001)
USD	10,670,887	GBP	8,483,545	JP Morgan	06/12/20	(15,811)
USD	1,957,538	SEK	19,575,197	Bank of America Corp.	06/22/20	(49,909)
USD	19,199,436	JPY	2,058,996,881	JP Morgan	07/15/20	(7,997)
USD	662,353	SGD	944,072	Australia and New Zealand Banking Group Ltd.	07/21/20	(7,358)
USD	4,698,140	CAD	6,573,665	Bank of New York Mellon Corp.	07/24/20	(25,441)

Total (Depreciation)						$(296,330)

Total Appreciation (Depreciation)						$(220,317)

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

As of April 30, 2020, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	26	06/19/20	$3,393,424	$3,773,120	$379,696

Total Futures Contracts			$3,393,424	$3,773,120	$379,696

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$291,097,450	—	—	$291,097,450
Forward Currency Contracts**	—	$(220,317)	—	(220,317)
Futures Contracts**	379,696	—	—	379,696

TOTAL	$291,477,146	$(220,317)	—	$291,256,829

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$5,272,327,074

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$5,272,327,074

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$4,747,312,967

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,747,312,967

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$13,239,873,998

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$13,239,873,998

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (96.8%)
BRAZIL — (4.7%)
Petroleo Brasileiro SA BRPETRACNOR9	19,448,656	$66,701,748	0.3%
Vale SA	20,424,690	168,493,647	0.8%
Other Securities		812,455,095	3.6%

TOTAL BRAZIL		1,047,650,490	4.7%

CANADA — (0.0%)
Other Security		5,871,512	0.0%

CHILE — (0.9%)
Other Securities		193,764,453	0.9%

CHINA — (29.8%)
* Alibaba Group Holding, Ltd., Sponsored ADR	1,943,544	393,898,062	1.8%
Anhui Conch Cement Co., Ltd., Class H	7,186,000	56,664,327	0.3%
* Baidu, Inc., Sponsored ADR	630,238	63,609,921	0.3%
Bank of China, Ltd., Class H	203,461,702	77,458,428	0.4%
China Construction Bank Corp., Class H	328,426,302	263,615,687	1.2%
China Merchants Bank Co., Ltd., Class H	19,361,646	91,625,283	0.4%
China Mobile, Ltd.	14,262,500	114,657,050	0.5%
# China Mobile, Ltd., Sponsored ADR	2,903,118	116,037,626	0.5%
China National Building Material Co., Ltd., Class H	42,434,150	53,006,436	0.3%
China Overseas Land & Investment, Ltd.	22,770,033	84,111,265	0.4%
China Petroleum & Chemical Corp., Class H	147,178,400	73,355,575	0.3%
China Resources Land, Ltd.	14,146,610	58,456,668	0.3%
China Shenhua Energy Co., Ltd., Class H	30,621,000	54,247,788	0.3%
CNOOC, Ltd.	66,903,000	73,969,398	0.3%
Country Garden Holdings Co., Ltd.	38,477,649	49,842,996	0.2%
Hengan International Group Co., Ltd.	5,586,122	49,677,071	0.2%
Industrial & Commercial Bank of China, Ltd., Class H	260,523,725	174,683,535	0.8%
NetEase, Inc., ADR	213,660	73,704,154	0.3%
PetroChina Co., Ltd., Class H	142,684,000	51,250,878	0.2%
Ping An Insurance Group Co. of China, Ltd., Class H	30,207,000	307,394,237	1.4%
Sunac China Holdings, Ltd.	15,572,000	69,657,468	0.3%
# Tencent Holdings, Ltd.	17,216,900	905,082,661	4.1%
* Vipshop Holdings, Ltd., ADR	3,141,441	50,043,155	0.2%
Yum China Holdings, Inc.	1,301,003	63,046,605	0.3%
Other Securities		3,226,770,763	14.6%

TOTAL CHINA		6,595,867,037	29.9%

COLOMBIA — (0.2%)
Other Securities		46,386,306	0.2%

CZECH REPUBLIC — (0.1%)
Other Securities		28,584,574	0.1%

EGYPT — (0.1%)
Other Securities		16,483,480	0.1%

GREECE — (0.3%)
Other Securities		54,539,492	0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (0.0%)
Other Securities		$2,871,950	0.0%

HUNGARY — (0.3%)
Other Securities		64,237,232	0.3%

INDIA — (11.2%)
* Bharti Airtel, Ltd.	8,619,250	58,726,670	0.3%
HDFC Bank Ltd.	5,989,118	78,506,215	0.4%
Hindustan Unilever, Ltd.	2,343,924	68,178,758	0.3%
Housing Development Finance Corp., Ltd.	2,926,564	74,032,639	0.4%
Infosys, Ltd.	11,809,081	110,311,585	0.5%
Infosys, Ltd., Sponsored ADR	7,138,068	65,884,368	0.3%
Reliance Industries, Ltd.	10,291,451	199,823,818	0.9%
Tata Consultancy Services, Ltd.	3,610,270	95,814,220	0.5%
Other Securities		1,734,642,702	7.7%

TOTAL INDIA		2,485,920,975	11.3%

INDONESIA — (2.2%)
Bank Central Asia Tbk PT	27,776,800	48,114,690	0.2%
Bank Rakyat Indonesia Persero Tbk PT	281,291,900	51,163,445	0.3%
Other Securities		382,306,861	1.7%

TOTAL INDONESIA		481,584,996	2.2%

MALAYSIA — (2.4%)
Other Securities		532,191,517	2.4%

MEXICO — (2.3%)
America Movil S.A.B. de C.V., Sponsored ADR, Class L	4,109,882	49,482,979	0.2%
Other Securities		448,220,655	2.1%

TOTAL MEXICO		497,703,634	2.3%

PERU — (0.1%)
Other Securities		26,174,872	0.1%

PHILIPPINES — (1.0%)
Other Securities		225,332,138	1.0%

POLAND — (1.0%)
Other Securities		213,479,209	1.0%

QATAR — (0.0%)
Other Securities		2,461,835	0.0%

RUSSIA — (1.2%)
Lukoil PJSC, Sponsored ADR	868,336	56,648,276	0.3%
Other Securities		218,370,565	0.9%

TOTAL RUSSIA		275,018,841	1.2%

SAUDI ARABIA — (0.2%)
Other Securities		38,330,207	0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (4.5%)
AngloGold Ashanti, Ltd., Sponsored ADR	2,133,810	$52,043,626	0.2%
FirstRand, Ltd.	23,309,342	50,872,744	0.2%
Gold Fields, Ltd., Sponsored ADR	9,705,473	71,238,172	0.3%
Naspers, Ltd., Class N	463,620	72,161,708	0.3%
# Standard Bank Group, Ltd.	9,354,999	51,618,058	0.2%
Other Securities		704,711,952	3.3%

TOTAL SOUTH AFRICA		1,002,646,260	4.5%

SOUTH KOREA — (13.6%)
Samsung Electronics Co., Ltd.	22,844,954	939,327,997	4.3%
SK Hynix, Inc.	2,407,473	165,676,393	0.8%
Other Securities		1,901,326,587	8.5%

TOTAL SOUTH KOREA		3,006,330,977	13.6%

TAIWAN — (17.3%)
Hon Hai Precision Industry Co., Ltd.	28,840,403	74,118,867	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	41,439,652	418,034,746	1.9%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	8,390,486	445,786,521	2.0%
Other Securities		2,897,962,260	13.1%

TOTAL TAIWAN		3,835,902,394	17.4%

THAILAND — (2.6%)
Other Securities		575,635,632	2.6%

TURKEY — (0.8%)
Other Securities		167,181,989	0.8%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		3,635,768	0.0%

TOTAL COMMON STOCKS		21,425,787,770	97.0%

PREFERRED STOCKS — (1.2%)

BRAZIL — (1.2%)
Itau Unibanco Holding SA	13,245,417	55,462,246	0.3%
Petroleo Brasileiro SA BRPETRACNPR6	28,735,931	95,383,062	0.5%
Other Securities		105,571,558	0.4%

TOTAL BRAZIL		256,416,866	1.2%

CHILE — (0.0%)
Other Securities		5,576,026	0.0%

COLOMBIA — (0.0%)
Other Securities		9,773,477	0.0%

SOUTH KOREA — (0.0%)
Other Securities		467,909	0.0%

TOTAL PREFERRED STOCKS		272,234,278	1.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
TAIWAN — (0.0%)
Other Securities		$95,250	0.0%

TOTAL INVESTMENT SECURITIES (Cost $22,044,284,778)		21,698,117,298

		Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	38,123,229	441,123,888	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $22,485,296,596)		$22,139,241,186	100.2%

As of April 30, 2020, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	06/19/20	$27,071,489	$29,441,750	$2,370,261
S&P 500® Emini Index	2,211	06/19/20	312,655,993	320,860,320	8,204,327

Total Futures Contracts			$339,727,482	$350,302,070	$10,574,588

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,047,650,490	—	—	$1,047,650,490
Canada	5,871,512	—	—	5,871,512
Chile	193,764,453	—	—	193,764,453
China	1,140,858,148	$5,455,008,889	—	6,595,867,037
Colombia	46,386,306	—	—	46,386,306
Czech Republic	—	28,584,574	—	28,584,574
Egypt	1,775,362	14,708,118	—	16,483,480
Greece	—	54,539,492	—	54,539,492
Hong Kong	—	2,871,950	—	2,871,950
Hungary	230,994	64,006,238	—	64,237,232
India	124,775,575	2,361,145,400	—	2,485,920,975
Indonesia	21,176,819	460,408,177	—	481,584,996
Malaysia	8,377	532,183,140	—	532,191,517
Mexico	497,691,904	11,730	—	497,703,634
Peru	26,173,849	1,023	—	26,174,872
Philippines	6,274,026	219,058,112	—	225,332,138
Poland	—	213,479,209	—	213,479,209
Qatar	—	2,461,835	—	2,461,835
Russia	34,874,874	240,143,967	—	275,018,841
Saudi Arabia	—	38,330,207	—	38,330,207
South Africa	188,698,007	813,948,253	—	1,002,646,260
South Korea	48,884,925	2,957,446,052	—	3,006,330,977

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	$464,912,226	$3,370,990,168	—	$3,835,902,394
Thailand	575,614,655	20,977	—	575,635,632
Turkey	763,993	166,417,996	—	167,181,989
United Arab Emirates	—	3,635,768	—	3,635,768
Preferred Stocks
Brazil	256,416,866	—	—	256,416,866
Chile	5,576,026	—	—	5,576,026
Colombia	9,773,477	—	—	9,773,477
South Korea	—	467,909	—	467,909
Rights/Warrants
Taiwan	—	95,250	—	95,250
Securities Lending Collateral	—	441,123,888	—	441,123,888
Futures Contracts**	10,574,588	—	—	10,574,588

TOTAL	$4,708,727,452	$17,441,088,322	—	$22,149,815,774

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.7%)
BELGIUM — (0.1%)
Other Security		$118,284	0.1%

BRAZIL — (5.5%)
* BRF SA	94,895	338,372	0.2%
Cosan SA	37,681	418,116	0.3%
Hypera SA	90,300	482,893	0.4%
Petrobras Distribuidora SA	141,572	508,450	0.4%
Sul America SA	82,071	675,385	0.5%
Ultrapar Participacoes SA	186,070	496,150	0.4%
Other Securities		3,766,911	2.6%

TOTAL BRAZIL		6,686,277	4.8%

CANADA — (0.1%)
Other Security		78,114	0.1%

CHILE — (0.4%)
Other Securities		480,338	0.3%

CHINA — (25.6%)
Beijing Enterprises Holdings, Ltd.	99,500	352,487	0.3%
Brilliance China Automotive Holdings, Ltd.	498,000	460,768	0.3%
China Communications Services Corp., Ltd., Class H	470,000	335,022	0.3%
China Jinmao Holdings Group, Ltd.	788,000	554,800	0.4%
China National Building Material Co., Ltd., Class H	820,000	1,024,299	0.7%
China Resources Cement Holdings, Ltd.	382,000	519,789	0.4%
China Taiping Insurance Holdings Co., Ltd.	254,800	429,592	0.3%
CIFI Holdings Group Co., Ltd.	484,129	369,844	0.3%
Fosun International, Ltd.	524,500	658,492	0.5%
Great Wall Motor Co., Ltd., Class H	519,000	346,981	0.3%
Kingboard Holdings, Ltd.	143,500	350,076	0.3%
Kunlun Energy Co., Ltd.	726,000	472,986	0.4%
KWG Group Holdings, Ltd.	254,000	375,741	0.3%
#* Semiconductor Manufacturing International Corp.	515,500	967,563	0.7%
Shenzhen International Holdings, Ltd.	186,500	360,450	0.3%
Shimao Property Holdings, Ltd.	182,500	741,839	0.5%
* SINA Corp.	10,908	368,363	0.3%
Sinopharm Group Co., Ltd., Class H	218,800	589,963	0.4%
Other Securities		21,880,995	15.4%

TOTAL CHINA		31,160,050	22.4%

COLOMBIA — (0.2%)
Other Securities		194,745	0.1%

GREECE — (0.3%)
Other Securities		392,500	0.3%

HONG KONG — (0.0%)
Other Securities		19,000	0.0%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (11.4%)
Aurobindo Pharma, Ltd.	51,632	$422,266	0.3%
Cipla, Ltd.	54,009	420,617	0.3%
Dr Reddy’s Laboratories, Ltd.	7,033	363,800	0.3%
Grasim Industries, Ltd.	62,073	414,494	0.3%
Hindalco Industries, Ltd.	206,621	349,921	0.3%
UPL, Ltd.	75,705	411,897	0.3%
Zee Entertainment Enterprises, Ltd.	163,180	342,538	0.3%
Other Securities		11,133,738	7.9%

TOTAL INDIA		13,859,271	10.0%

INDONESIA — (1.5%)
Other Securities		1,829,525	1.3%

MALAYSIA — (2.7%)
Genting Malaysia Bhd	626,800	344,531	0.3%
Other Securities		2,948,628	2.1%

TOTAL MALAYSIA		3,293,159	2.4%

MEXICO — (2.3%)
Cemex S.A.B. de C.V	3,034,480	642,125	0.5%
Grupo Televisa S.A.B	416,261	440,942	0.3%
Other Securities		1,700,690	1.2%

TOTAL MEXICO		2,783,757	2.0%

PHILIPPINES — (1.1%)
Other Securities		1,310,933	0.9%

POLAND — (1.1%)
Other Securities		1,281,448	0.9%

QATAR — (0.2%)
Other Securities		224,817	0.2%

RUSSIA — (1.2%)
Other Securities		1,493,213	1.1%

SAUDI ARABIA — (0.1%)
Other Securities		122,637	0.1%

SOUTH AFRICA — (4.0%)
* Sibanye Stillwater, Ltd.	270,052	550,142	0.4%
Other Securities		4,268,501	3.1%

TOTAL SOUTH AFRICA		4,818,643	3.5%

SOUTH KOREA — (13.7%)
Samsung Securities Co., Ltd.	14,514	359,633	0.3%
Other Securities		16,315,336	11.7%

TOTAL SOUTH KOREA		16,674,969	12.0%

TAIWAN — (22.8%)
AU Optronics Corp.	2,215,000	582,502	0.4%
Compal Electronics, Inc.	1,071,000	682,756	0.5%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (Continued)
Foxconn Technology Co., Ltd.	236,000	$453,142	0.3%
Innolux Corp.	2,111,000	458,518	0.3%
Inventec Corp.	597,000	469,077	0.3%
Lite-On Technology Corp.	500,000	776,975	0.6%
Pou Chen Corp.	566,000	532,999	0.4%
Synnex Technology International Corp.	317,000	423,066	0.3%
Taiwan Business Bank	1,111,600	402,676	0.3%
Teco Electric and Machinery Co., Ltd.	430,000	386,938	0.3%
Unimicron Technology Corp.	304,000	430,562	0.3%
Winbond Electronics Corp.	764,000	354,516	0.3%
Wistron Corp.	675,000	632,976	0.5%
Other Securities		21,146,232	15.1%

TOTAL TAIWAN		27,732,935	19.9%

THAILAND — (3.4%)
Other Securities		4,109,436	3.0%

TURKEY — (1.0%)
Other Securities		1,253,376	0.9%

UNITED ARAB EMIRATES — (0.0%)
Other Security		30,492	0.0%

TOTAL COMMON STOCKS		119,947,919	86.3%

PREFERRED STOCKS — (0.9%)

BRAZIL — (0.9%)
Gerdau SA	158,000	341,110	0.3%
Other Securities		683,810	0.4%

TOTAL BRAZIL		1,024,920	0.7%

COLOMBIA — (0.0%)
Other Security		52,629	0.0%

TOTAL PREFERRED STOCKS		1,077,549	0.7%

RIGHTS/WARRANTS — (0.0%)

TAIWAN — (0.0%)
Other Securities		872	0.0%

TOTAL INVESTMENT SECURITIES (Cost $140,670,308)		121,026,340

		Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	43,307	501,100	0.4%

TOTAL INVESTMENTS—(100.0%) (Cost $141,171,223)		$121,527,440	87.4%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of April 30, 2020, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	119	06/19/20	$17,547,170	$17,269,280	$(277,890)

Total Futures Contracts			$17,547,170	$17,269,280	$(277,890)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$118,284	—	$118,284
Brazil	$6,686,277	—	—	6,686,277
Canada	78,114	—	—	78,114
Chile	480,338	—	—	480,338
China	1,335,699	29,824,351	—	31,160,050
Colombia	194,745	—	—	194,745
Greece	—	392,500	—	392,500
Hong Kong	—	19,000	—	19,000
India	40,847	13,818,424	—	13,859,271
Indonesia	—	1,829,525	—	1,829,525
Malaysia	—	3,293,159	—	3,293,159
Mexico	2,783,757	—	—	2,783,757
Philippines	—	1,310,933	—	1,310,933
Poland	—	1,281,448	—	1,281,448
Qatar	—	224,817	—	224,817
Russia	1,360,257	132,956	—	1,493,213
Saudi Arabia	—	122,637	—	122,637
South Africa	863,653	3,954,990	—	4,818,643
South Korea	—	16,674,969	—	16,674,969
Taiwan	—	27,732,935	—	27,732,935
Thailand	4,109,436	—	—	4,109,436
Turkey	—	1,253,376	—	1,253,376
United Arab Emirates	—	30,492	—	30,492
Preferred Stocks
Brazil	1,024,920	—	—	1,024,920
Colombia	52,629	—	—	52,629
Rights/Warrants
Taiwan	—	872	—	872
Securities Lending Collateral	—	501,100	—	501,100
Futures Contracts**	(277,890)	—	—	(277,890)

TOTAL	$18,732,782	$102,516,768	—	$121,249,550

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$38,563	$9,806,410
Investment Securities at Value (including $284,331, $1,603,562, $0 and $0 of securities on loan, respectively)	$4,642,612	$23,097,100	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $255,104, $1,338,338, $0 and $0, respectively)	255,153	1,338,595	—	—
Segregated Cash for Futures Contracts	6,960	31,188	—	7,200
Foreign Currencies at Value	38,532	201,747	—	—
Cash	49,119	123,752	28	81,128
Receivables:
Investment Securities Sold	6,332	78,832	—	—
Dividends, Interest and Tax Reclaims	22,781	124,247	—	—
Securities Lending Income	326	2,785	—	—
Fund Shares Sold	3,554	33,760	94	12,740
Futures Margin Variation	—	—	—	1,888
Unrealized Gain on Foreign Currency Contracts	11	48	—	—
Prepaid Expenses and Other Assets	42	213	14	90

Total Assets	5,025,422	25,032,267	38,699	9,909,456

LIABILITIES:
Payables:
Upon Return of Securities Loaned	255,169	1,338,602	—	—
Investment Securities Purchased	166	1,681	—	—
Fund Shares Redeemed	11,642	60,112	331	10,769
Due to Advisor	671	4,991	1	2,902
Futures Margin Variation	1,120	6,363	—	—
Unrealized Loss on Foreign Currency Contracts	—	123	—	—
Accrued Expenses and Other Liabilities	523	2,558	17	675

Total Liabilities	269,291	1,414,430	349	14,346

NET ASSETS	$4,756,131	$23,617,837	$38,350	$9,895,110

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,756,131; $23,617,837; $38,350 and $9,895,110 and shares outstanding of 248,221,815, 2,174,698,944, 4,267,144 and 673,642,306, respectively	$19.16	$10.86	$8.99	$14.69

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$45,187	N/A

Investment Securities at Cost	$4,585,827	$25,542,308	N/A	N/A

Foreign Currencies at Cost	$37,530	$198,617	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$5,005,828	$26,867,826	$44,843	$11,396,770
Total Distributable Earnings (Loss)	(249,697)	(3,249,989)	(6,493)	(1,501,660)

NET ASSETS	$4,756,131	$23,617,837	$38,350	$9,895,110

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$503,309	$296,611	$17,937	$480,072
Receivables:
Fund Shares Sold	19	—	—	39
Prepaid Expenses and Other Assets	14	12	11	20

Total Assets	503,342	296,623	17,948	480,131

LIABILITIES:
Payables:
Fund Shares Redeemed	4	12	—	85
Due to Advisor	143	80	2	136
Accrued Expenses and Other Liabilities	36	27	22	35

Total Liabilities	183	119	24	256

NET ASSETS	$503,159	$296,504	$17,924	$479,875

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $503,159; $296,504; $17,924 and $479,875 and shares outstanding of 24,443,668, 17,960,262, 902,832 and 23,079,255, respectively	$20.58	$16.51	$19.85	$20.79

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$519,970	$395,283	$21,582	$554,752
Total Distributable Earnings (Loss)	(16,811)	(98,779)	(3,658)	(74,877)

NET ASSETS	$503,159	$296,504	$17,924	$479,875

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$3,299,142	—	—
Investment Securities at Value (including $203,445, $80,978, $505,309 and $218,861 of securities on loan, respectively)	$4,487,247	3,840,573	$9,616,737	$2,590,815
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $192,302, $83,636, $448,769 and $182,571, respectively)	192,347	83,654	448,846	182,605
Segregated Cash for Futures Contracts	6,816	—	10,068	—
Foreign Currencies at Value	18,673	—	135,387	1,410
Cash	60,162	4,612	25,299	34
Receivables:
Investment Securities Sold	18,354	—	15,054	15,755
Dividends, Interest and Tax Reclaims	29,709	2,387	77,732	15,707
Securities Lending Income	745	62	1,309	396
Fund Shares Sold	19,816	8,809	11,103	5,200
Futures Margin Variation	—	—	1,701	—
Unrealized Gain on Foreign Currency Contracts	—	—	—	13
Prepaid Expenses and Other Assets	33	82	77	68

Total Assets	4,833,902	7,239,321	10,343,313	2,812,003

LIABILITIES:
Payables:
Upon Return of Securities Loaned	192,377	83,695	448,800	182,584
Investment Securities Purchased	11,261	—	5,283	205
Fund Shares Redeemed	5,429	10,468	64,804	5,415
Due to Advisor	863	660	4,546	868
Line of Credit	—	—	—	9,590
Futures Margin Variation	1,096	—	—	—
Unrealized Loss on Foreign Currency Contracts	5	—	33	113
Accrued Expenses and Other Liabilities	522	238	1,582	314

Total Liabilities	211,553	95,061	525,048	199,089

NET ASSETS	$4,622,349	$7,144,260	$9,818,265	$2,612,914

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,622,349; $7,144,260; $9,818,265 and $2,612,914 and shares outstanding of 1,294,105,989, 765,476,057, 687,813,669 and 279,000,014, respectively	$3.57	$9.33	$14.27	$9.37

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,784,479	$—	$—

Investment Securities at Cost	$5,276,486	$3,855,618	$11,681,955	$2,815,308

Foreign Currencies at Cost	$18,497	$—	$133,894	$1,398

NET ASSETS CONSIST OF:
Paid-In Capital	$6,730,774	$7,646,769	$12,244,553	$2,898,751
Total Distributable Earnings (Loss)	(2,108,425)	(502,509)	(2,426,288)	(285,837)

NET ASSETS	$4,622,349	$7,144,260	$9,818,265	$2,612,914

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$211,905	—
Investment Securities at Value (including $71,434, $0 and $188,772 of securities on loan, respectively)	$912,417	—	$3,092,365
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $48,926, $0 and $143,181, respectively)	48,935	—	143,214
Segregated Cash for Futures Contracts	1,488	—	2,880
Foreign Currencies at Value	349	—	30,139
Cash	42,223	101	4,696
Receivables:
Investment Securities Sold	—	—	7,589
Dividends, Interest and Tax Reclaims	2,741	—	13,442
Securities Lending Income	37	—	333
Fund Shares Sold	5,453	2	4,133
Futures Margin Variation	1,036	—	—
Unrealized Gain on Foreign Currency Contracts	19	—	7
Prepaid Expenses and Other Assets	63	14	87

Total Assets	1,014,761	212,022	3,298,885

LIABILITIES:
Payables:
Upon Return of Securities Loaned	48,931	—	143,218
Investment Securities Purchased	24,139	—	181
Fund Shares Redeemed	4,967	992	6,398
Due to Advisor	167	74	719
Futures Margin Variation	—	—	463
Unrealized Loss on Foreign Currency Contracts	24	—	—
Accrued Expenses and Other Liabilities	79	19	530

Total Liabilities	78,307	1,085	151,509

NET ASSETS	$936,454	$210,937	$3,147,376

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $936,454; $210,937 and $3,147,376 and shares outstanding of 98,442,538, 25,092,791 and 340,288,542, respectively	$9.51	$8.41	$9.25

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$263,331	$—

Investment Securities at Cost	$946,892	N/A	$3,551,671

Foreign Currencies at Cost	$346	$—	$29,994

NET ASSETS CONSIST OF:
Paid-In Capital	$979,094	$270,021	$3,655,735
Total Distributable Earnings (Loss)	(42,640)	(59,084)	(508,359)

NET ASSETS	$936,454	$210,937	$3,147,376

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$787,303	$291,097	$5,272,327	$4,747,313
Temporary Cash Investments at Value & Cost	178	—	—	—
Segregated Cash for Futures Contracts	—	312	—	—
Cash	—	3,108	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	780	—	—
Fund Shares Sold	111	590	6,518	2,384
Unrealized Gain on Forward Currency Contracts	—	76	—	—
Prepaid Expenses and Other Assets	22	15	68	43

Total Assets	787,614	295,978	5,278,913	4,749,740

LIABILITIES:
Payables:
Fund Shares Redeemed	1,337	436	9,015	48,678
Due to Advisor	36	8	1,108	1,491
Futures Margin Variation	—	50	—	—
Unrealized Loss on Forward Currency Contracts	—	296	—	—
Accrued Expenses and Other Liabilities	34	32	255	273

Total Liabilities	1,407	822	10,378	50,442

NET ASSETS	$786,207	$295,156	$5,268,535	$4,699,298

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $786,207; $295,156; $5,268,535 and $4,699,298 and shares outstanding of 54,825,612, 20,778,194, 224,565,042 and 289,035,916, respectively	$14.34	$14.21	$23.46	$16.23

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$773,894	$262,520	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$785,058	$268,792	$4,564,056	$5,826,999
Total Distributable Earnings (Loss)	1,149	26,364	704,479	(1,127,701)

NET ASSETS	$786,207	$295,156	$5,268,535	$4,699,298

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$13,239,874	—	—
Investment Securities at Value (including $0, $977,158 and $2,132 of securities on loan, respectively)	—	$21,698,117	$121,026
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $441,012 and $501, respectively)	—	441,124	501
Segregated Cash for Futures Contracts	—	30,107	1,428
Foreign Currencies at Value	—	174,998	1,320
Cash	—	187,632	29,153
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	48,366	1,837
Dividends and Interest	—	33,075	112
Securities Lending Income	—	2,600	6
Fund Shares Sold	10,817	29,869	440
Unrealized Gain on Foreign Currency Contracts	—	6	—
Prepaid Expenses and Other Assets	73	180	29

Total Assets	13,250,764	22,646,074	155,852

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	441,098	501
Investment Securities/Affiliated Investment Companies Purchased	—	21,472	12,331
Fund Shares Redeemed	105,906	71,448	2,104
Due to Advisor	3,636	7,273	58
Futures Margin Variation	—	9,563	1,744
Accrued Expenses and Other Liabilities	871	5,058	88

Total Liabilities	110,413	555,912	16,826

NET ASSETS	$13,140,351	$22,090,162	$139,026

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $22,686; $0 and $0 and shares outstanding of 1,045,798, 0 and 0, respectively	$21.69	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A

Institutional Class Shares — based on net assets of $13,117,665; $22,090,162 and $139,026 and shares outstanding of 600,341,371, 1,279,862,718 and 17,116,788, respectively	$21.85	$17.26	$8.12

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000

Investment Securities at Cost	N/A	$22,044,285	$140,670

Foreign Currencies at Cost	$—	$174,382	$1,320

NET ASSETS CONSIST OF:
Paid-In Capital	$17,133,978	$24,770,164	$160,593
Total Distributable Earnings (Loss)	(3,993,627)	(2,680,002)	(21,567)

NET ASSETS	$13,140,351	$22,090,162	$139,026

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies Dividends (Net of Foreign Taxes Withheld of $0, $0, $18 and $11,776, respectively)	—	—	$183	$127,623
Income from Securities Lending	—	—	23	11,114
Expenses Allocated from Affiliated Investment Companies	—	—	(14)	(6,934)

Income Distributions Received from Affiliated Investment Companies	—	—	127	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	319	131,803

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $6,699, $33,756, $0 and $0, respectively)	$63,909	$340,489	—	—
Income from Securities Lending	1,281	14,026	—	—

Total Fund Investment Income.	65,190	354,515	—	—

Fund Expenses
Investment Management Fees	4,977	37,256	87	23,434
Accounting & Transfer Agent Fees	446	2,583	10	793
Custodian Fees	164	945	1	2
Filing Fees	92	513	12	87
Shareholders’ Reports	103	374	4	262
Directors’/Trustees’ Fees & Expenses	13	76	—	32
Professional Fees	42	241	—	19
Other	50	308	1	(47)

Total Fund Expenses	5,887	42,296	115	24,582

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	—	438	(72)	—
Fees Paid Indirectly (Note C)	(159)	(346)	—	—

Net Expenses	5,728	42,388	43	24,582

Net Investment Income (Loss)	59,462	312,127	276	107,221

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	535	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(203,690)	(313,749)	—	—
Affiliated Investment Companies Shares Sold	(85)	(212)	(267)	—
Transactions Allocated from Affiliated Investment Company**	—	—	(330)	(102,924)
Futures	3,794	9,948	18	(2,459)
Foreign Currency Transactions	1,086	(1,295)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(752,951)	(5,291,197)	4,792	—
Affiliated Investment Companies Shares	35	123	(8,886)	—
Transactions Allocated from Affiliated Investment Company	—	—	(2,547)	(2,092,848)
Futures	4,261	29,134	—	3,510
Translation of Foreign Currency-Denominated Amounts	53	128	—	—

Net Realized and Unrealized Gain (Loss)	(947,497)	(5,567,120)	(6,685)	(2,194,721)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(888,035)	$(5,254,993)	$(6,409)	$(2,087,500)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $826, $82, $2 and $617, respectively)	$7,443	$3,951	$344	$3,827
Income from Securities Lending	437	452	4	702
Expenses Allocated from Affiliated Investment Companies	(324)	(187)	(13)	(360)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	7,556	4,216	335	4,169

Fund Expenses
Investment Management Fees	1,336	739	56	1,500
Accounting & Transfer Agent Fees	56	37	8	68
Filing Fees	12	10	9	18
Shareholders’ Reports	7	5	4	8
Directors’/Trustees’ Fees & Expenses	2	1	—	2
Professional Fees	—	—	2	1
Other	(2)	(1)	—	(2)

Total Fund Expenses	1,411	791	79	1,595

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(272)	(150)	(26)	(305)

Net Expenses	1,139	641	53	1,290

Net Investment Income (Loss)	6,417	3,575	282	2,879

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	3,391	(3,037)	120	(4,648)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(81,269)	(54,661)	(5,019)	(118,454)

Net Realized and Unrealized Gain (Loss)	(77,878)	(57,698)	(4,899)	(123,102)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(71,461)	$(54,123)	$(4,617)	$(120,223)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$393,415	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	393,415	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $15,032, $0, $13,557 and $3,508, respectively)	$112,992	84,245	$169,898	$34,136
Income from Securities Lending	2,280	392	8,450	1,772

Total Fund Investment Income	115,272	84,637	178,348	35,908

Fund Expenses
Investment Management Fees	6,922	8,439	38,487	5,736
Accounting & Transfer Agent Fees	365	569	1,118	279
Custodian Fees	212	16	577	152
Filing Fees	35	118	125	62
Shareholders’ Reports	80	213	259	59
Directors’/Trustees’ Fees & Expenses	15	22	34	7
Professional Fees	50	24	110	24
Other	29	(20)	159	39

Total Fund Expenses	7,708	9,381	40,869	6,358

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(4,317)	—	—
Fees Paid Indirectly (Note C)	(255)	—	(670)	(74)

Net Expenses	7,453	5,064	40,199	6,284

Net Investment Income (Loss)	107,819	472,988	138,149	29,624

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	1,750	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(29,028)	64	(274,629)	(27,155)
Affiliated Investment Companies Shares Sold	(48)	28,715	(8)	(13)
Futures	(8,521)	—	6,266	(11,375)
Foreign Currency Transactions	(1,191)	—	(1,171)	5
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,805,520)	(907,120)	(2,553,137)	(468,464)
Affiliated Investment Companies Shares	28	(1,582,969)	(3)	21
Futures	18,327	—	6,261	—
Translation of Foreign Currency-Denominated Amounts	825	—	(840)	31

Net Realized and Unrealized Gain (Loss)	(1,825,128)	(2,459,560)	(2,817,261)	(506,950)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,717,309)	$(1,986,572)	$(2,679,112)	$(477,326)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $363 and $0, respectively)	—	$3,210	—
Income from Securities Lending	—	59	—
Expenses Allocated from Affiliated Investment Companies	—	(228)	—

Income Distributions Received from Affiliated Investment Companies	—	394	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	3,435	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $906, $0 and $4,234, respectively)	$8,542	—	$39,928
Income from Securities Lending	138	—	1,611

Total Fund Investment Income	8,680	—	41,539

Fund Expenses
Investment Management Fees	903	617	5,524
Accounting & Transfer Agent Fees	82	17	344
Custodian Fees	43	—	332
Filing Fees	84	17	98
Shareholders’ Reports	16	6	69
Directors’/Trustees’ Fees & Expenses	2	1	9
Professional Fees	4	2	44
Other	4	1	45

Total Fund Expenses	1,138	661	6,465

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	25	(178)	—
Fees Paid Indirectly (Note C)	(45)	—	(52)

Net Expenses	1,118	483	6,413

Net Investment Income (Loss)	7,562	2,952	35,126

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	440	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(976)	—	(34,085)
Affiliated Investment Companies Shares Sold	(4)	(985)	(26)
Transactions Allocated from Affiliated Investment Company**	—	(6,089)	—
Futures	1,920	99	7,383
Foreign Currency Transactions	16	—	130
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(69,700)	(196)	(639,509)
Affiliated Investment Companies Shares	7	(5,416)	21
Transactions Allocated from Affiliated Investment Company	—	(56,877)	—
Futures	(44)	—	1,626
Translation of Foreign Currency-Denominated Amounts	18	—	(50)

Net Realized and Unrealized Gain (Loss)	(68,763)	(69,024)	(664,510)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(61,201)	$(66,072)	$(629,384)

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $7,025 and $5,494, respectively)	—	$34	$51,534	$49,420
Interest	—	—	52	87
Income from Securities Lending	—	—	1,860	14,438
Expenses Allocated from Affiliated Investment Companies	—	—	(3,763)	(7,356)

Income Distributions Received from Affiliated Investment Companies	$7,416	2,907	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	7,416	2,941	49,683	56,589

Fund Expenses
Investment Management Fees	1,235	517	11,429	18,839
Accounting & Transfer Agent Fees	63	42	281	355
Custodian Fees	—	2	—	—
Filing Fees	29	14	40	35
Shareholders’ Reports	9	9	120	100
Directors’/Trustees’ Fees & Expenses	2	1	15	16
Professional Fees	2	1	6	7
Other	—	(1)	(27)	(25)

Total Fund Expenses	1,340	585	11,864	19,327

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(1,090)	(394)	(2,823)	(5,924)

Net Expenses	250	191	9,041	13,403

Net Investment Income (Loss)	7,166	2,750	40,642	43,186

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	8,146	4,098	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(8,872)	(3,752)	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	(45,938)	(263,958)
Futures	(122)	(474)	—	—
Forward Currency Contracts	—	1,631	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(106,653)	(49,454)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	(788,098)	(898,914)
Futures	—	328	—	—
Forward Currency Contracts	—	264	—	—

Net Realized and Unrealized Gain (Loss)	(107,501)	(47,359)	(834,036)	(1,162,872)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(100,335)	$(44,609)	$(793,394)	$(1,119,686)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $22,419, $0 and $0, respectively)	$157,570	—	—
Interest	132	—	—
Income from Securities Lending	5,068	—	—
Expenses Allocated from Affiliated Investment Companies	(11,089)	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	151,681	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $32,988 and $120, respectively)	—	$246,435	$1,032
Income from Securities Lending	—	18,489	26

Total Fund Investment Income	—	264,924	1,058

Fund Expenses
Investment Management Fees	38,341	61,137	391
Accounting & Transfer Agent Fees	630	2,222	19
Custodian Fees	—	3,995	34
Shareholder Servicing Fees
Class R2 Shares	33	—	—
Filing Fees	152	340	31
Shareholders’ Reports	193	440	13
Directors’/Trustees’ Fees & Expenses	43	71	—
Professional Fees	26	266	6
Organizational & Offering Costs	—	—	3
Other	(64)	311	2

Total Fund Expenses	39,354	68,782	499

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	(14)
Class R2 Shares	(13)	—	—
Institutional Class Shares	(7,880)	—	—
Fees Paid Indirectly (Note C)	—	(880)	(5)

Net Expenses	31,461	67,902	480

Net Investment Income (Loss)	120,220	197,022	578

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(1,216,431)	(1,381)
Affiliated Investment Companies Shares Sold	—	(12)	—
Transactions Allocated from Affiliated Investment Company**	(471,449)	—	—
Futures	—	14,395	(258)
Foreign Currency Transactions	—	(20,406)	(42)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	(3,563,614)	(19,423)
Affiliated Investment Companies Shares	—	20	—
Transactions Allocated from Affiliated Investment Company	(2,891,267)	—	—
Futures	—	5,813	(278)
Translation of Foreign Currency-Denominated Amounts	—	(2,601)	1

Net Realized and Unrealized Gain (Loss)	(3,362,716)	(4,782,836)	(21,381)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,242,496)	$(4,585,814)	$(20,803)

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$59,462	$161,397	$312,127	$913,682	$276	$596
Capital Gain Distributions Received from Investment Securities	—	—	—	—	535	587
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(203,690)	(116,656)	(313,749)	(348,700)	—	—
Affiliated Investment Companies Shares Sold	(85)	(11)	(212)	(2)	(267)	(342)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(330)	(416)
Futures	3,794	815	9,948	12,437	18	7
Foreign Currency Transactions	1,086	(892)	(1,295)	(5,912)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(752,951)	461,700	(5,291,197)	1,567,492	4,792	(357)
Affiliated Investment Companies Shares	35	25	123	111	(8,886)	271
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(2,547)	1,280
Futures	4,261	3,123	29,134	13,424	—	—
Translation of Foreign Currency-Denominated Amounts	53	193	128	1,383	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(888,035)	509,694	(5,254,993)	2,153,915	(6,409)	1,626

Distributions:
Institutional Class Shares	(55,668)	(155,698)	(293,468)	(907,539)	(627)	(308)
Capital Share Transactions (1):
Shares Issued	1,549,157	1,454,715	5,635,900	8,662,646	11,186	16,512
Shares Issued in Lieu of Cash Distributions	51,090	138,823	280,485	864,811	627	308
Shares Redeemed	(1,256,888)	(1,178,465)	(7,309,514)	(7,388,995)	(7,713)	(8,232)

Net Increase (Decrease) from Capital Share Transactions	343,359	415,073	(1,393,129)	2,138,462	4,100	8,588

Total Increase (Decrease) in Net Assets	(600,344)	769,069	(6,941,590)	3,384,838	(2,936)	9,906
Net Assets
Beginning of Period	5,356,475	4,587,406	30,559,427	27,174,589	41,286	31,380

End of Period	$4,756,131	$5,356,475	$23,617,837	$30,559,427	$38,350	$41,286

(1) Shares Issued and Redeemed:
Shares Issued	76,295	68,558	508,411	693,417	1,268	1,564
Shares Issued in Lieu of Cash Distributions	2,427	6,394	21,687	68,976	54	31
Shares Redeemed	(65,676)	(55,298)	(672,632)	(593,959)	(783)	(793)

Net Increase (Decrease) from Shares Issued and Redeemed	13,046	19,654	(142,534)	168,434	539	802

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio***		Japanese Small Company Portfolio***		Asia Pacific Small Company Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$107,221	$300,037	$6,417	$11,135	$3,575	$12,680
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(102,924)	313,315	3,391	10,446	(3,037)	5,261
Futures	(2,459)	(626)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(2,092,848)	135,389	(81,269)	2,052	(54,661)	(501)
Futures	3,510	7,881	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,087,500)	755,996	(71,461)	23,633	(54,123)	17,440

Distributions:
Institutional Class Shares	(479,962)	(857,472)	(23,244)	(39,387)	(14,178)	(11,260)
Capital Share Transactions (1):
Shares Issued	1,814,302	2,921,274	54,105	72,402	50,169	38,624
Shares Issued in Lieu of Cash Distributions	462,717	824,335	23,242	36,290	14,174	10,374
Shares Redeemed	(2,564,557)	(3,550,227)	(119,551)	(75,520)	(40,187)	(60,864)

Net Increase (Decrease) from Capital Share Transactions	(287,538)	195,382	(42,204)	33,172	24,156	(11,866)

Total Increase (Decrease) in Net Assets	(2,855,000)	93,906	(136,909)	17,418	(44,145)	(5,686)
Net Assets
Beginning of Period	12,750,110	12,656,204	640,068	622,650	340,649	346,335

End of Period	$9,895,110	$12,750,110	$503,159	$640,068	$296,504	$340,649

(1) Shares Issued and Redeemed:
Shares Issued	120,670	170,065	2,829	3,098	3,208	1,859
Shares Issued in Lieu of Cash Distributions	24,771	51,059	928	1,637	681	522
Shares Redeemed	(172,075)	(206,414)	(5,027)	(3,248)	(2,064)	(2,869)

Net Increase (Decrease) from Shares Issued and Redeemed	(26,634)	14,710	(1,270)	1,487	1,825	(488)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$282	$866	$2,879	$14,356	$107,819	$228,481
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(29,028)	(121,318)
Affiliated Investment Companies Shares Sold	—	—	—	—	(48)	(4)
Transactions Allocated from Affiliated Investment Company*,**	120	1,418	(4,648)	(1,860)	—	—
Futures	—	—	—	—	(8,521)	1,553
Foreign Currency Transactions	—	—	—	—	(1,191)	221
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	(1,805,520)	1,036,222
Affiliated Investment Companies Shares	—	—	—	—	28	16
Transactions Allocated from Affiliated Investment Company	(5,019)	(372)	(118,454)	38,034	—	—
Futures	—	—	—	—	18,327	1,373
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	825	136

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,617)	1,912	(120,223)	50,530	(1,717,309)	1,146,680

Distributions:
Institutional Class Shares	(2,447)	(1,977)	(3,213)	(33,215)	(717,271)	(302,662)
Capital Share Transactions (1):
Shares Issued	3,084	2,122	70,908	117,898	859,999	913,489
Shares Issued in Lieu of Cash Distributions	2,447	1,763	3,202	31,461	707,587	297,390
Shares Redeemed	(7,083)	(13,631)	(127,904)	(155,220)	(808,620)	(1,199,441)

Net Increase (Decrease) from Capital Share Transactions	(1,552)	(9,746)	(53,794)	(5,861)	758,966	11,438

Total Increase (Decrease) in Net Assets	(8,616)	(9,811)	(177,230)	11,454	(1,675,614)	855,456
Net Assets
Beginning of Period	26,540	36,351	657,105	645,651	6,297,963	5,442,507

End of Period	$17,924	$26,540	$479,875	$657,105	$4,622,349	$6,297,963

(1) Shares Issued and Redeemed:
Shares Issued	133	82	2,828	5,188	215,854	182,042
Shares Issued in Lieu of Cash Distributions	88	75	122	1,395	144,701	64,510
Shares Redeemed	(271)	(553)	(6,320)	(6,632)	(189,780)	(245,929)

Net Increase (Decrease) from Shares Issued and Redeemed	(50)	(396)	(3,370)	(49)	170,775	623

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$472,988	$243,121	$138,149	$325,454	$29,624	$72,736
Capital Gain Distributions Received from Investment Securities	1,750	—	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	64	73,513	(274,629)	238,307	(27,155)	(25,195)
Affiliated Investment Companies Shares Sold	28,715	37,097	(8)	—	(13)	—
Futures	—	(135)	6,266	1,976	(11,375)	(2,728)
Foreign Currency Transactions	—	—	(1,171)	(1,093)	5	(429)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(907,120)	795,754	(2,553,137)	(233,259)	(468,464)	93,366
Affiliated Investment Companies Shares	(1,582,969)	641,678	(3)	70	21	12
Futures	—	—	6,261	4,434	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	(840)	1,343	31	106

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,986,572)	1,791,028	(2,679,112)	337,232	(477,326)	137,868

Distributions:
Institutional Class Shares	(599,021)	(351,905)	(391,528)	(776,069)	(22,150)	(147,900)
Capital Share Transactions (1):
Shares Issued	1,453,050	1,973,793	1,897,334	3,086,382	1,467,441	1,111,287
Shares Issued in Lieu of Cash Distributions	567,176	335,724	351,119	699,165	21,040	140,703
Shares Redeemed	(1,559,384)	(1,955,553)	(2,787,632)	(3,706,321)	(954,225)	(1,105,041)

Net Increase (Decrease) from Capital Share Transactions	460,842	353,964	(539,179)	79,226	534,256	146,949

Total Increase (Decrease) in Net Assets	(2,124,751)	1,793,087	(3,609,819)	(359,611)	34,780	136,917
Net Assets
Beginning of Period	9,269,011	7,475,924	13,428,084	13,787,695	2,578,134	2,441,217

End of Period	$7,144,260	$9,269,011	$9,818,265	$13,428,084	$2,612,914	$2,578,134

(1) Shares Issued and Redeemed:
Shares Issued	142,846	173,132	131,706	174,997	161,837	101,269
Shares Issued in Lieu of Cash Distributions	49,884	32,690	18,212	41,425	1,731	13,131
Shares Redeemed	(156,742)	(174,212)	(184,811)	(210,444)	(106,472)	(100,463)

Net Increase (Decrease) from Shares Issued and Redeemed	35,988	31,610	(34,893)	5,978	57,096	13,937

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,562	$11,989	$2,952	$8,768
Capital Gain Distributions Received from Investment Securities	—	—	440	766
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(976)	(10,724)	—	—
Affiliated Investment Companies Shares Sold	(4)	—	(985)	(802)
Transactions Allocated from Affiliated Investment Company*,**	—	—	(6,089)	(1,780)
Futures	1,920	155	99	(109)
Foreign Currency Transactions	16	(32)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(69,700)	58,944	(196)	384
Affiliated Investment Companies Shares	7	2	(5,416)	95
Transactions Allocated from Affiliated Investment Company	—	—	(56,877)	4,725
Futures	(44)	—	—	—
Translation of Foreign Currency-Denominated Amounts	18	6	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(61,201)	60,340	(66,072)	12,047

Distributions:
Institutional Class Shares	(5,618)	(11,023)	(2,762)	(13,716)
Capital Share Transactions (1):
Shares Issued	466,760	416,587	38,947	110,720
Shares Issued in Lieu of Cash Distributions	5,616	11,018	2,759	13,703
Shares Redeemed	(127,551)	(85,342)	(64,304)	(61,053)

Net Increase (Decrease) from Capital Share Transactions	344,825	342,263	(22,598)	63,370

Total Increase (Decrease) in Net Assets	278,006	391,580	(91,432)	61,701
Net Assets
Beginning of Period	658,448	266,868	302,369	240,668

End of Period	$936,454	$658,448	$210,937	$302,369

(1) Shares Issued and Redeemed:
Shares Issued	50,008	41,376	4,642	10,308
Shares Issued in Lieu of Cash Distributions	580	1,078	249	1,293
Shares Redeemed	(13,470)	(8,617)	(7,364)	(5,597)

Net Increase (Decrease) from Shares Issued and Redeemed	37,118	33,837	(2,473)	6,004

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Core Equity Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$35,126	$103,743	$7,166	$18,204	$2,750	$9,052
Capital Gain Distributions Received from Investment Securities	—	—	8,146	2,509	4,098	1,971
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(34,085)	(27,918)	—	—	—	—
Affiliated Investment Companies Shares Sold	(26)	—	(8,872)	(5,618)	(3,752)	(4,770)
Futures	7,383	(1,060)	(122)	(62)	(474)	(1,126)
Foreign Currency Transactions	130	(4,961)	—	—	—	—
Forward Currency Contracts	—	—	—	—	1,631	4,438
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(639,509)	222,436	—	—	—	—
Affiliated Investment Companies Shares	21	10	(106,653)	67,131	(49,454)	27,375
Futures	1,626	—	—	—	328	1,674
Translation of Foreign Currency-Denominated Amounts	(50)	116	—	—	—	—
Forward Currency Contracts	—	—	—	—	264	(2,086)

Net Increase (Decrease) in Net Assets Resulting from Operations	(629,384)	292,366	(100,335)	82,164	(44,609)	36,528

Distributions:
Institutional Class Shares	(32,315)	(116,666)	(8,691)	(23,511)	(9,635)	(16,864)
Capital Share Transactions (1):
Shares Issued	1,031,029	1,271,493	136,857	192,373	51,080	78,038
Shares Issued in Lieu of Cash Distributions	31,740	113,738	(129,502)	23,302	9,598	16,808
Shares Redeemed	(973,007)	(971,409)	8,325	(136,287)	(87,110)	(141,873)

Net Increase (Decrease) from Capital Share Transactions	89,762	413,822	15,680	79,388	(26,432)	(47,027)

Total Increase (Decrease) in Net Assets	(571,937)	589,522	(93,346)	138,041	(80,676)	(27,363)
Net Assets
Beginning of Period	3,719,313	3,129,791	879,553	741,512	375,832	403,195

End of Period	$3,147,376	$3,719,313	$786,207	$879,553	$295,156	$375,832

(1) Shares Issued and Redeemed:
Shares Issued	111,400	119,518	9,788	12,674	3,459	5,128
Shares Issued in Lieu of Cash Distributions	3,088	10,760	530	1,534	564	1,185
Shares Redeemed	(107,310)	(91,013)	(9,047)	(8,795)	(5,965)	(9,256)

Net Increase (Decrease) from Shares Issued and Redeemed	7,178	39,265	1,271	5,413	(1,942)	(2,943)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$40,642	$156,390	$43,186	$161,559	$120,220	$442,266
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	(1)	—	—	—	—
Transactions Allocated from Affiliated Investment Company*,**	(45,938)	(72,191)	(263,958)	57,552	(471,449)	(172,477)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(788,098)	516,007	(898,914)	568,138	(2,891,267)	477,901

Net Increase (Decrease) in Net Assets Resulting from Operations	(793,394)	600,205	(1,119,686)	787,249	(3,242,496)	747,690

Distributions:
Class R2 Shares	—	—	—	—	(281)	(687)
Institutional Class Shares	(41,053)	(145,647)	(129,134)	(327,074)	(179,323)	(458,693)

Total Distributions	(41,053)	(145,647)	(129,133)	(327,074)	(179,604)	(459,380)

Capital Share Transactions (1):
Shares Issued	1,327,868	1,392,119	555,662	1,086,305	2,037,120	3,101,990
Shares Issued in Lieu of Cash Distributions	37,989	131,384	122,001	306,500	172,027	437,294
Shares Redeemed	(1,231,193)	(1,403,931)	(1,153,405)	(1,733,527)	(2,837,778)	(3,093,072)

Net Increase (Decrease) from Capital Share Transactions	134,664	119,572	(475,742)	(340,722)	(628,631)	446,212

Total Increase (Decrease) in Net Assets	(699,783)	574,130	(1,724,561)	119,453	(4,050,731)	734,522
Net Assets
Beginning of Period	5,968,318	5,394,188	6,423,859	6,304,406	17,191,082	16,456,560

End of Period	$5,268,535	$5,968,318	$4,699,298	$6,423,859	$13,140,351	$17,191,082

(1) Shares Issued and Redeemed:
Shares Issued	57,211	51,928	32,147	54,991	89,698	111,222
Shares Issued in Lieu of Cash Distributions	1,396	4,954	5,983	16,347	6,058	16,392
Shares Redeemed	(50,631)	(52,162)	(69,184)	(88,031)	(123,142)	(112,571)

Net Increase (Decrease) from Shares Issued and Redeemed	7,976	4,720	(31,054)	(16,693)	(27,386)	15,043

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Period Nov 14, 2018 to Oct 31, 2019
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$197,022	$723,412	$578	$2,379
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(1,216,431)	(319,383)	(1,381)	1,412
Affiliated Investment Companies Shares Sold	(12)	(3)	—	—
Futures	14,395	14,341	(258)	35
Foreign Currency Transactions	(20,406)	(779)	(42)	(33)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,563,614)	2,502,146	(19,423)	(221)
Affiliated Investment Companies Shares	20	58	—	—
Futures	5,813	13,038	(278)	—
Translation of Foreign Currency-Denominated Amounts	(2,601)	433	1	1

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,585,814)	2,933,263	(20,803)	3,573

Distributions:
Institutional Class Shares	(211,030)	(730,829)	(3,875)	(64)
Capital Share Transactions (1):
Shares Issued	4,033,512	6,077,361	93,171	128,579
Shares Issued in Lieu of Cash Distributions	199,618	690,137	3,875	64
Shares Redeemed	(5,968,734)	(5,720,081)	(47,702)	(17,792)

Net Increase (Decrease) from Capital Share Transactions	(1,735,604)	1,047,417	49,344	110,851

Total Increase (Decrease) in Net Assets	(6,532,448)	3,249,851	24,666	114,360
Net Assets
Beginning of Period	28,622,610	25,372,759	114,360	—

End of Period	$22,090,162	$28,622,610	$139,026	$114,360

(1) Shares Issued and Redeemed:
Shares Issued	220,313	303,000	11,415	12,691
Shares Issued in Lieu of Cash Distributions	10,178	34,717	366	6
Shares Redeemed	(340,676)	(286,918)	(5,632)	(1,729)

Net Increase (Decrease) from Shares Issued and Redeemed	(110,185)	50,799	6,149	10,968

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $(1) and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.78		$21.29	$23.52	$19.52	$20.36	$21.59	$13.19		$12.65	$14.23	$11.58	$11.69	$12.15

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25		0.70	0.66	0.58	0.57	0.58	0.14		0.41	0.38	0.34	0.32	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.63)		1.47	(2.25)	4.00	(0.86)	(1.24)	(2.34)		0.53	(1.60)	2.63	(0.15)	(0.45)

Total from Investment Operations	(3.38)		2.17	(1.59)	4.58	(0.29)	(0.66)	(2.20)		0.94	(1.22)	2.97	0.17	(0.13)

Less Distributions:
Net Investment Income	(0.24)		(0.68)	(0.64)	(0.58)	(0.55)	(0.57)	(0.13)		(0.40)	(0.36)	(0.32)	(0.28)	(0.33)

Total Distributions	(0.24)		(0.68)	(0.64)	(0.58)	(0.55)	(0.57)	(0.13)		(0.40)	(0.36)	(0.32)	(0.28)	(0.33)

Net Asset Value, End of Period	$19.16		$22.78	$21.29	$23.52	$19.52	$20.36	$10.86		$13.19	$12.65	$14.23	$11.58	$11.69

Total Return	(14.95	%)(B)	10.38%	(6.97%)	23.79%	(1.30%)	(3.10%)	(16.85	%)(B)	7.67%	(8.79%)	26.02%	1.62%	(1.10%)

Net Assets, End of Period (thousands)	$4,756,131		$5,356,475	$4,587,406	$4,723,090	$3,527,775	$3,150,334	$23,617,837		$30,559,427	$27,174,589	$25,443,968	$16,983,011	$14,420,568
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.23%	0.23%	0.25%	0.28%	0.29%	0.30	%(C)	0.29%	0.30%	0.30%	0.38%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.23	%(C)	0.24%	0.23%	0.25%	0.28%	0.29%	0.30	%(C)	0.31%	0.30%	0.32%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.32	%(C)	3.22%	2.78%	2.72%	2.95%	2.71%	2.19	%(C)	3.21%	2.67%	2.62%	2.83%	2.63%
Portfolio Turnover Rate	7	%(B)	7%	8%	10%	10%	10%	2	%(B)	6%	4%	6%	2%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio						International Small Company Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jan 18, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$11.07		$10.73	$11.53	$10.00		$18.21		$18.46	$21.52	$17.78	$17.78	$18.24

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07		0.18	0.19	0.14		0.15		0.43	0.46	0.41	0.43	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.98)		0.27	(0.75)	1.39		(2.98)		0.58	(2.41)	4.13	0.48	0.12

Total from Investment Operations	(1.91)		0.45	(0.56)	1.53		(2.83)		1.01	(1.95)	4.54	0.91	0.53

Less Distributions:
Net Investment Income	(0.17)		(0.11)	(0.17)	—		(0.29)		(0.44)	(0.44)	(0.34)	(0.51)	(0.42)
Net Realized Gains	—		—	(0.07)	—		(0.40)		(0.82)	(0.67)	(0.46)	(0.40)	(0.57)

Total Distributions	(0.17)		(0.11)	(0.24)	—		(0.69)		(1.26)	(1.11)	(0.80)	(0.91)	(0.99)

Net Asset Value, End of Period	$8.99		$11.07	$10.73	$11.53		$14.69		$18.21	$18.46	$21.52	$17.78	$17.78

Total Return	(17.59	%)(B)	4.29%	(5.02%)	15.30	%(B)	(16.35	%)(B)	6.44%	(9.54%)	26.54%	5.43%	3.30%

Net Assets, End of Period (thousands)	$38,350		$41,286	$31,380	$15,021		$9,895,110		$12,750,110	$12,656,204	$13,490,290	$10,387,361	$9,323,492
Ratio of Expenses to Average Net Assets *(D)	0.48	%(C)	0.49%	0.49%	0.42	%(C)(E)	0.53	%(C)	0.54%	0.53%	0.53%	0.53%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(D)	0.85	%(C)	0.93%	0.90%	1.14	%(C)(E)	0.53	%(C)	0.54%	0.53%	0.53%	0.53%	0.54%
Ratio of Net Investment Income to Average Net Assets	1.40	%(C)	1.69%	1.58%	1.74	%(C)(E)	1.80	%(C)	2.44%	2.18%	2.14%	2.47%	2.30%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.19	%(C)	0.27%	0.26%	0.27%		0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.12%
See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$24.89		$25.70	$28.56	$23.01	$20.46	$19.15	$21.11		$20.83	$23.71	$21.27	$19.06	$22.88

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27		0.45	0.43	0.37	0.32	0.25	0.23		0.77	0.84	0.74	0.71	0.75
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.59)		0.37	(2.59)	5.61	2.51	1.36	(3.87)		0.19	(2.76)	2.45	2.24	(3.51)

Total from Investment Operations	(3.32)		0.82	(2.16)	5.98	2.83	1.61	(3.64)		0.96	(1.92)	3.19	2.95	(2.76)

Less Distributions:
Net Investment Income	(0.61)		(0.28)	(0.70)	(0.43)	(0.28)	(0.30)	(0.96)		(0.68)	(0.96)	(0.75)	(0.74)	(106)
Net Realized Gains	(0.38)		(1.35)	—	—	—	—	—		—	—	—	—	—

Total Distributions	(0.99)		(1.63)	(0.70)	(0.43)	(0.28)	(0.30)	(0.96)		(0.68)	(0.96)	(0.75)	(0.74)	(106)

Net Asset Value, End of Period	$20.58		$24.89	$25.70	$28.56	$23.01	$20.46	$16.51		$21.11	$20.83	$23.71	$21.27	$19.06

Total Return	(14.05	%)(B)	4.01%	(7.82%)	26.56%	14.04%	8.62%	(18.17	%)(B)	4.81%	(8.51%)	15.70%	16.18%	(12.19%)

Net Assets, End of Period (thousands)	$503,159		$640,068	$622,650	$647,978	$509,413	$463,997	$296,504		$340,649	$346,335	$332,153	$251,575	$200,270
Ratio of Expenses to Average Net Assets (D)	0.54	%(C)	0.55%	0.53%	0.54%	0.54%	0.54%	0.55	%(C)	0.57%	0.54%	0.54%	0.54%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (D)	0.64	%(C)	0.65%	0.63%	0.64%	0.64%	0.57%	0.65	%(C)	0.67%	0.64%	0.64%	0.64%	0.57%
Ratio of Net Investment Income to Average Net Assets	2.36	%(C)	1.91%	1.49%	1.50%	1.57%	1.27%	2.38	%(C)	3.65%	3.57%	3.41%	3.57%	3.67%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.85		$26.95	$32.67	$27.21	$35.50	$35.92	$24.84		$24.37	$28.24	$21.48	$20.74	$19.34

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31		0.76	0.85	0.87	1.18	1.06	0.11		0.55	0.61	0.45	0.43	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.38)		1.68	(3.65)	6.67	(6.55)	1.95	(4.03)		1.23	(3.68)	6.73	0.72	1.38

Total from Investment Operations	(5.07)		2.44	(2.80)	7.54	(5.37)	3.01	(3.92)		1.78	(3.07)	7.18	1.15	1.81

Less Distributions:
Net Investment Income	(0.68)		(0.47)	(0.79)	(0.93)	(1.29)	(1.05)	(0.13)		(0.51)	(0.59)	(0.42)	(0.41)	(0.41)
Net Realized Gains	(2.25)		(1.07)	(2.13)	(1.15)	(1.63)	(2.38)	—		(0.80)	(0.21)	—	—	—

Total Distributions	(2.93)		(1.54)	(2.92)	(2.08)	(2.92)	(3.43)	(0.13)		(1.31)	(0.80)	(0.42)	(0.41)	(0.41)

Net Asset Value, End of Period	$19.85		$27.85	$26.95	$32.67	$27.21	$35.50	$20.79		$24.84	$24.37	$28.24	$21.48	$20.74

Total Return	(21.22	%)(B)	10.14%	(9.34%)	29.28%	(16.20%)	9.43%	(15.90	%)(B)	7.94%	(11.14%)	33.68%	5.70%	9.37%

Net Assets, End of Period (thousands)	$17,924		$26,540	$36,351	$45,177	$32,323	$35,637	$479,875		$657,105	$645,651	$592,347	$292,117	$278,024
Ratio of Expenses to Average Net Assets (D)	0.58	%(C)	0.59%	0.58%	0.59%	0.59%	0.58%	0.54	%(C)	0.56%	0.54%	0.56%	0.54%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (D)	0.81	%(C)	0.82%	0.68%	0.71%	0.71%	0.62%	0.64	%(C)	0.66%	0.64%	0.66%	0.64%	0.58%
Ratio of Net Investment Income to Average Net Assets	2.49	%(C)	2.92%	2.75%	2.93%	3.87%	2.99%	0.94	%(C)	2.30%	2.16%	1.78%	2.08%	2.09%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio							DFA Global Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016		Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$5.61		$4.85	$5.07	$5.23	$5.27	$5.63	$12.71		$10.71		$10.90		$10.84		$10.59		$10.63

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09		0.20	0.22	0.21	0.20	0.19	0.62		0.34	**	0.48		0.43		0.27		0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.49)		0.83	(0.22)	0.04	(0.15)	(0.22)	(3.18)		2.16	**	(0.26)		0.15		0.23		(0.09)

Total from Investment Operations	(1.40)		1.03	—	0.25	0.05	(0.03)	(2.56)		2.50		0.22		0.58		0.50		0.35

Less Distributions:
Net Investment Income	(0.64)		(0.27)	(0.22)	(0.41)	(0.09)	(0.33)	(0.70)		(0.50)		(0.34)		(0.49)		(0.25)		(0.39)
Net Realized Gains	—		—	—	—	—	—	(0.12)		(—)		(0.07)		(0.03)		—		—

Total Distributions	(0.64)		(0.27)	(0.22)	(0.41)	(0.09)	(0.33)	(0.82)		(0.50)		(0.41)		(0.52)		(0.25)		(0.39)

Net Asset Value, End of Period	$3.57		$5.61	$4.85	$5.07	$5.23	$5.27	$9.33		$12.71		$10.71		$10.90		$10.84		$10.59

Total Return	(28.01	%)(B)	22.54%	(0.24%)	5.46%	1.05%	(0.37%)	(21.30	%)(B)	24.55%		1.91%		5.82%		4.87%		3.44%

Net Assets, End of Period (thousands)	$4,622,349		$6,297,963	$5,442,507	$5,497,753	$4,181,623	$3,540,092	$7,144,260		$9,269,011		$7,475,924		$6,753,782		$4,888,955		$4,059,916
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.27%	0.28%	0.28%	0.28%	0.32%	0.24	%(C)	0.24	%(F)	0.24	%(F)	0.24	%(F)	0.24	%(F)	0.27	%(F)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly)) *	0.28	%(C)	0.28%	0.28%	0.28%	0.28%	0.32%	0.34	%(C)	0.35	%(F)	0.35	%(F)	0.37	%(F)	0.38	%(F)	0.45	%(F)
Ratio of Net Investment Income to Average Net Assets	3.85	%(C)	4.01%	4.27%	4.19%	3.71%	3.64%	11.21	%(C)	2.95	%**	4.42%		4.03%		2.45%		4.16%
Portfolio Turnover Rate	6	%(B)	8%	5%	1%	1%	2%	0	%(B)	0%		3%		2%		2%		1%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.12	%(C)	0.13%		0.13%		0.15%		0.16%		0.22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.58		$19.24	$23.51	$19.31	$19.44	$19.55	$11.62		$11.74	$13.33	$10.78	$10.76	$11.26

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.45	0.47	0.39	0.44	0.38	0.12		0.33	0.32	0.28	0.28	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.95)		(0.01)	(3.44)	4.72	0.29	0.22	(2.27)		0.24	(1.56)	2.57	0.05	(0.41)

Total from Investment Operations	(3.76)		0.44	(2.97)	5.11	0.73	0.60	(2.15)		0.57	(1.24)	2.85	0.33	(0.13)

Less Distributions:
Net Investment Income	(0.26)		(0.48)	(0.56)	(0.29)	(0.58)	(0.37)	(0.10)		(0.34)	(0.30)	(0.28)	(0.27)	(0.27)
Net Realized Gains	(0.29)		(0.62)	(0.74)	(0.62)	(0.28)	(0.34)	—		(0.35)	(0.05)	(0.02)	(0.04)	(0.10)

Total Distributions	(0.55)		(1.10)	(1.30)	(0.91)	(0.86)	(0.71)	(0.10)		(0.69)	(0.35)	(0.30)	(0.31)	(0.37)

Net Asset Value, End of Period	$14.27		$18.58	$19.24	$23.51	$19.31	$19.44	$9.37		$11.62	$11.74	$13.33	$10.78	$10.76

Total Return	(21.00	%)(B)	2.94%	(13.37%)	27.49%	4.09%	3.31%	(18.70	%)(B)	5.49%	(9.52%)	26.83%	3.21%	(1.14%)

Net Assets, End of Period (thousands)	$9,818,265		$13,428,084	$13,787,695	$16,162,471	$13,009,729	$12,577,575	$2,612,914		$2,578,134	$2,441,217	$2,529,852	$1,856,474	$1,594,914
Ratio of Expenses to Average Net Assets	0.66	%(C)	0.68%	0.68%	0.68%	0.68%	0.69%	0.48	%(C)	0.50%	0.48%	0.49%	0.49%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.68	%(C)	0.69%	0.68%	0.68%	0.68%	0.69%	0.49	%(C)	0.50%	0.48%	0.49%	0.49%	0.50%
Ratio of Net Investment Income to Average Net Assets	2.28	%(C)	2.48%	2.10%	1.85%	2.38%	1.94%	2.27	%(C)	2.94%	2.40%	2.36%	2.73%	2.50%
Portfolio Turnover Rate	6	%(B)	18%	23%	21%	19%	18%	9	%(B)	17%	12%	5%	4%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio						World Ex U.S. Value Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$10.74		$9.71	$10.68	$10.00		$10.97		$11.16		$12.71	$10.31	$10.28	$11.43

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.27	0.26	0.08		0.11		0.35		0.34	0.31	0.31	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.26)		1.00	(1.01)	0.66		(2.57)		0.04		(1.48)	2.33	0.03	(1.18)

Total from Investment Operations	(1.15)		1.27	(0.75)	0.74		(2.46)		0.39		(1.14)	2.64	0.34	(0.88)

Less Distributions:
Net Investment Income	(0.08)		(0.24)	(0.22)	(0.06)		(0.10)		(0.35)		(0.41)	(0.24)	(0.31)	(0.27)
Net Realized Gains	—		—	—	—		—		(0.23)		—	—	—	—

Total Distributions	(0.08)		(0.24)	(0.22)	(0.06)		(0.10)		(0.58)		(0.41)	(0.24)	(0.31)	(0.27)

Net Asset Value, End of Period	$9.51		$10.74	$9.71	$10.68		$8.41		$10.97		$11.16	$12.71	$10.31	$10.28

Total Return	(10.76	%)(B)	13.19%	(7.20%)	7.38	%(B)	(22.62	%)(B)	3.75%		(9.22%)	25.97%	3.54%	(7.77%)

Net Assets, End of Period (thousands)	$936,454		$658,448	$266,868	$67,793		$210,937		$302,369		$240,668	$246,551	$188,154	$155,301
Ratio of Expenses to Average Net Assets *	0.31	%(C)	0.33%	0.35%	0.31	%(C)(E)	0.60	%(C)	0.54	%(F)	0.52%	0.52%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly)) *	0.32	%(C)	0.34%	0.35%	0.65	%(C)(E)	0.73	%(C)	0.76	%(F)	0.74%	0.75%	0.76%	0.75%
Ratio of Net Investment Income to Average Net Assets	2.09	%(C)	2.69%	2.41%	1.76	%(C)(E)	2.20	%(C)	3.25%		2.72%	2.69%	3.20%	2.69%
Portfolio Turnover Rate	1	%(B)	9%	9%	2	%(B)	N/A		N/A		N/A	N/A	N/A	N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A		0.24	%(C)	0.24%		0.24%	0.25%	0.26%	0.25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$11.17		$10.65	$12.15	$9.93	$9.83	$10.49

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.33	0.31	0.27	0.26	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.92)		0.56	(1.52)	2.21	0.08	(0.72)

Total from Investment Operations	(1.82)		0.89	(1.21)	2.48	0.34	(0.46)

Less Distributions:
Net Investment Income	(0.10)		(0.32)	(0.29)	(0.26)	(0.24)	(0.20)
Net Realized Gains	—		(0.05)	—	—	—	—

Total Distributions	(0.10)		(0.37)	(0.29)	(0.26)	(0.24)	(0.20)

Net Asset Value, End of Period	$9.25		$11.17	$10.65	$12.15	$9.93	$9.83

Total Return	(16.42	%)(B)	8.64%	(10.22%)	25.33%	3.58%	(4.50%)

Net Assets, End of Period (thousands)	$3,147,376		$3,719,313	$3,129,791	$2,805,367	$1,656,445	$1,170,828
Ratio of Expenses to Average Net Assets	0.36	%(C)	0.37%	0.39%	0.40%	0.47%	0.47	%(F)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.36	%(C)	0.38%	0.37%	0.40%	0.47%	0.52	%(F)
Ratio of Net Investment Income to Average Net Assets	1.98	%(C)	3.02%	2.56%	2.48%	2.67%	2.54%
Portfolio Turnover Rate	7	%(B)	8%	4%	4%	1%	1%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	0.03%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$16.42		$15.40	$16.06	$13.14	$12.94	$13.33	$16.54		$15.71	$16.52	$13.67	$13.50	$14.20

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.35	0.31	0.29	0.27	0.26	0.12		0.35	0.31	0.29	0.26	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.05)		1.13	(0.64)	2.98	0.20	(0.35)	(2.02)		1.12	(0.66)	2.98	0.30	(0.34)

Total from Investment Operations	(1.92)		1.48	(0.33)	3.27	0.47	(0.09)	(1.90)		1.47	(0.35)	3.27	0.56	(0.07)

Less Distributions:
Net Investment Income	(0.13)		(0.35)	(0.30)	(0.30)	(0.26)	(0.26)	(0.43)		(0.44)	(0.27)	(0.30)	(0.35)	(0.42)
Net Realized Gains	(0.03)		(0.11)	(0.03)	(0.05)	(0.01)	(0.04)	—		(0.20)	(0.19)	(0.12)	(0.04)	(0.21)

Total Distributions	(0.16)		(0.46)	(0.33)	(0.35)	(0.27)	(0.30)	(0.43)		(0.64)	(0.46)	(0.42)	(0.39)	(0.63)

Net Asset Value, End of Period	$14.34		$16.42	$15.40	$16.06	$13.14	$12.94	$14.21		$16.54	$15.71	$16.52	$13.67	$13.50

Total Return	(11.77	%)(B)	9.94%	(2.16%)	25.14%	3.73%	(0.61%)	(11.93	%)(B)	10.10%	(2.28%)	24.54%	4.32%	(0.34%)

Net Assets, End of Period (thousands)	$786,207		$879,553	$741,512	$546,891	$370,229	$202,655	$295,156		$375,832	$403,195	$402,204	$289,904	$245,106
Ratio of Expenses to Average Net Assets *	0.32	%(C)	0.33%	0.35%	0.35%	0.35%	0.35%	0.40	%(C)	0.37%	0.34%	0.35%	0.35%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(F)	0.58	%(C)	0.60%	0.59%	0.60%	0.64%	0.65%	0.62	%(C)	0.63%	0.60%	0.62%	0.64%	0.66%
Ratio of Net Investment Income to Average Net Assets	1.69	%(C)	2.23%	1.89%	1.95%	2.14%	1.95%	1.57	%(C)	2.25%	1.87%	1.90%	2.03%	1.93%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.26	%(C)	0.27%	0.27%	0.28%	0.31%	0.32%	0.29	%(C)	0.30%	0.29%	0.29%	0.32%	0.33%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.56		$25.46	$29.55	$24.12	$22.17	$26.64	$20.07		$18.72	$23.49	$20.39	$18.51	$21.42

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.73	0.61	0.49	0.45	0.49	0.14		0.48	0.53	0.49	0.45	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.10)		2.05	(4.14)	5.43	1.95	(4.54)	(3.58)		1.87	(4.22)	3.58	2.04	(2.53)

Total from Investment Operations	(3.91)		2.78	(3.53)	5.92	2.40	(4.05)	(3.44)		2.35	(3.69)	4.07	2.49	(2.10)

Less Distributions:
Net Investment Income	(0.19)		(0.68)	(0.56)	(0.49)	(0.45)	(0.42)	(0.27)		(0.46)	(0.53)	(0.51)	(0.47)	(0.41)
Net Realized Gains	—		—	—	—	—	—	(0.13)		(0.54)	(0.55)	(0.46)	(0.14)	(0.40)

Total Distributions	(0.19)		(0.68)	(0.56)	(0.49)	(0.45)	(0.42)	(0.40)		(1.00)	(1.08)	(0.97)	(0.61)	(0.81)

Net Asset Value, End of Period	$23.46		$27.56	$25.46	$29.55	$24.12	$22.17	$16.23		$20.07	$18.72	$23.49	$20.39	$18.51

Total Return	(14.27	%)(B)	11.06%	(12.14%)	24.83%	11.01%	(15.24%)	(17.52	%)(B)	12.96%	(16.45%)	21.00%	13.96%	(9.88%)

Net Assets, End of Period (thousands)	$5,268,535		$5,968,318	$5,394,188	$6,632,914	$4,915,400	$4,321,530	$4,699,298		$6,423,859	$6,304,406	$7,249,717	$5,459,509	$4,845,174
Ratio of Expenses to Average Net Assets	0.46	%(C)	0.48%	0.47%	0.50%	0.56%	0.57%	0.71	%(C)	0.72%	0.70%	0.73%	0.72%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (F)	0.56	%(C)	0.58%	0.57%	0.60%	0.66%	0.60%	0.91	%(C)	0.92%	0.90%	0.93%	0.92%	0.78%
Ratio of Net Investment Income to Average Net Assets	1.44	%(C)	2.70%	2.08%	1.88%	2.04%	1.97%	1.46	%(C)	2.44%	2.31%	2.32%	2.43%	2.16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$27.16		$26.64	$30.13	$24.71	$22.18	$27.79

Income from Investment Operations(A)
Net Investment Income (Loss)	0.16		0.63	0.63	0.31	0.46	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.36)		0.56	(3.48)	5.60	2.75	(5.61)

Total from Investment Operations	(5.20)		1.19	(2.85)	5.91	3.21	(5.12)

Less Distributions:
Net Investment Income	(0.27)		(0.67)	(0.64)	(0.49)	(0.68)	(0.49)

Total Distributions	(0.27)		(0.67)	(0.64)	(0.49)	(0.68)	(0.49)

Net Asset Value, End of Period	$21.69		$27.16	$26.64	$30.13	$24.71	$22.18

Total Return	(19.38	%)(B)	4.57%	(9.66%)	24.11%	14.98%	(18.49%)

Net Assets, End of Period (thousands)	$22,686		$29,146	$25,150	$31,198	$97,923	$74,076
Ratio of Expenses to Average Net Assets (F)	0.80	%(C)	0.81%	0.80%	0.81%	0.81%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly) (F)	0.90	%(C)	0.91%	0.90%	0.91%	0.91%	0.84%
Ratio of Net Investment Income to Average Net Assets	1.27	%(C)	2.29%	2.07%	1.19%	2.08%	1.93%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$27.34		$26.81	$30.32	$24.84	$22.22	$27.81

Income (loss) from Investment Operations(A)
Net Investment Income (Loss)	0.19		0.70	0.73	0.61	0.51	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.39)		0.57	(3.53)	5.40	2.77	(5.60)

Total from Investment Operations	(5.20)		1.27	(2.80)	6.01	3.28	(5.06)

Less Distributions:
Net Investment Income	(0.29)		(0.74)	(0.71)	(0.53)	(0.66)	(0.53)

Total Distributions	(0.29)		(0.74)	(0.71)	(0.53)	(0.66)	(0.53)

Net Asset Value, End of Period	$21.85		$27.34	$26.81	$30.32	$24.84	$22.22

Total Return	(19.27	%)(B)	4.83%	(9.45%)	24.41%	15.23%	(18.27%)

Net Assets, End of Period (thousands)	$13,117,665		$17,161,936	$16,431,410	$19,383,230	$16,304,321	$14,834,888
Ratio of Expenses to Average Net Assets (F)	0.55	%(C)	0.56%	0.54%	0.57%	0.56%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly)) (F)	0.65	%(C)	0.66%	0.64%	0.67%	0.66%	0.59%
Ratio of Net Investment Income to Average Net Assets	1.52	%(C)	2.54%	2.37%	2.23%	2.31%	2.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio							Emerging Markets Targeted Value Portfolio

	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Period Nov 14, 2018 to Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$20.59		$18.95	$22.38	$18.40	$16.81	$20.08	$10.43		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.53	0.50	0.42	0.37	0.39	0.05		0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.32)		1.64	(3.47)	3.95	1.59	(3.29)	(2.02)		0.20

Total from Investment Operations	(3.18)		2.17	(2.97)	4.37	1.96	(2.90)	(1.97)		0.44

Less Distributions:
Net Investment Income	(0.15)		(0.53)	(0.46)	(0.39)	(0.37)	(0.37)	(0.23)		(0.01)
Net Realized Gains	—		—	—	—	—	—	(0.11)		—

Total Distributions	(0.15)		(0.53)	(0.46)	(0.39)	(0.37)	(0.37)	(0.34)		(0.01)

Net Asset Value, End of Period	$17.26		$20.59	$18.95	$22.38	$18.40	$16.81	$8.12		$10.43

Total Return	(15.51	%)(B)	11.61%	(13.48%)	24.02%	11.87%	(14.49%)	(19.63	%)(B)	4.38	%(B)

Net Assets, End of Period (thousands)	$22,090,162		$28,622,610	$25,372,759	$27,085,722	$18,712,966	$14,856,878	$139,026		$114,360
Ratio of Expenses to Average Net Assets	0.51	%(C)	0.52%	0.52%	0.55%	0.61%	0.62%	0.84	%(C)	0.85	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.51	%(C)	0.53%	0.52%	0.56%	0.61%	0.62%	0.87	%(C)	0.95	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	1.47	%(C)	2.62%	2.25%	2.08%	2.20%	2.06%	1.01	%(C)	2.30	%(C)(E)
Portfolio Turnover Rate	9	%(B)	4%	4%	4%	3%	5%	22	%(B)	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and four operational portfolios, of which twenty-two (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2020, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/20
Japanese Small Company Portfolio	The Japanese Small Company Series	17%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	23%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	—
Continental Small Company Portfolio	The Continental Small Company Series	—
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/20
International Small Company Portfolio	The Continental Small Company Series	89%
	The Japanese Small Company Series	83%
	The United Kingdom Small Company Series	99%
	The Asia Pacific Small Company Series	77%
	The Canadian Small Company Series	97%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/20
DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	10%
	DFA International Real Estate Securities Portfolio	54%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	—
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio and Emerging Markets Targeted Value Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U. S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.19%*
International Core Equity Portfolio	0.26%*
Global Small Company Portfolio	0.44%*
International Small Company Portfolio	0.39%*
Japanese Small Company Portfolio	0.49%*
Asia Pacific Small Company Portfolio	0.49%*
United Kingdom Small Company Portfolio	0.49%*
Continental Small Company Portfolio	0.49%*
DFA International Real Estate Securities Portfolio	0.25%*
DFA Global Real Estate Securities Portfolio	0.20%

DFA International Small Cap Value Portfolio	0.64%*
International Vector Equity Portfolio	0.44%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.46%*
World ex U.S. Core Equity Portfolio	0.31%*
World Core Equity Portfolio	0.29%*
Selectively Hedged Global Equity Portfolio	0.29%*
Emerging Markets Portfolio	0.40%*
Emerging Markets Small Cap Portfolio	0.64%*
Emerging Markets Value Portfolio	0.49%*
Emerging Markets Core Equity Portfolio	0.46%*
Emerging Markets Targeted Value Portfolio	0.68%*

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

	Management Fee Prior to	Management Fee Effective
Portfolio	February 28, 2020	February 28, 2020
Large Cap International Portfolio	0.20%	0.18%
International Core Equity Portfolio	0.27%	0.24%
Global Small Company Portfolio	0.45%	0.43%
International Small Company Portfolio	0.40%	0.38%
Japanese Small Company Portfolio	0.50%	0.47%
Asia Pacific Small Company Portfolio	0.50%	0.47%
United Kingdom Small Company Portfolio	0.50%	0.47%
Continental Small Company Portfolio	0.50%	0.47%
DFA International Real Estate Securities Portfolio	0.25%	0.24%
DFA International Small Cap Value Portfolio	0.65%	0.60%
International Vector Equity Portfolio	0.45%	0.42%
World ex U.S. Value Portfolio	0.47%	0.43%
World ex U.S. Core Equity Portfolio	0.32%	0.29%
World Core Equity Portfolio	0.30%	0.27%
Selectively Hedged Global Equity Portfolio	0.30%	0.28%
Emerging Markets Portfolio	0.42%	0.37%
Emerging Markets Small Cap Portfolio	0.65%	0.60%
Emerging Markets Value Portfolio	0.50%	0.45%
Emerging Markets Core Equity Portfolio	0.47%	0.42%
Emerging Markets Targeted Value Portfolio	0.70%	0.65%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2020, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

				Net Waived Fees/
				Expenses Assumed	Previously
			Recovery	(Recovered	Waived Fees/
	Expense	Total	of Previously	Previously Waived	Expenses Assumed
	Limitation	Management	Waived Fees/	Fees/Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed)	Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	$933	$(438)	$4,081
Global Small Company Portfolio (2)	0.47%	—	—	72	383
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.47%	0.47%	—	272	11
Asia Pacific Small Company Portfolio (4)	0.47%	0.47%	—	150	6
United Kingdom Small Company Portfolio (4)	0.47%	0.47%	2	26	66
Continental Small Company Portfolio (4)	0.47%	0.47%	—	305	12
DFA International Real Estate Securities Portfolio (5)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (6)	0.24%	—	95	4,317	25,976
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	25	(25)	—
World ex U.S. Value Portfolio (7)	0.60%	0.43%	108	178	—
World ex U.S. Core Equity Portfolio (8)	0.39%	—	—	—	—
World Core Equity Portfolio (9)	0.32%	0.27%	16	1,090	443
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.28%	120	394	1
Emerging Markets Portfolio (11)	0.49%	0.37%	23	2,823	23

				Net Waived Fees/
				Expenses Assumed	Previously
			Recovery	(Recovered	Waived Fees/
	Expense	Total	of Previously	Previously Waived	Expenses Assumed
	Limitation	Management	Waived Fees/	Fees/Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed)	Recovery
Emerging Markets Small Cap Portfolio (12)	—	0.60%	—	$5,924	—
Emerging Markets Value Portfolio (12)	—	0.45%	—	7,880	—
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	$4	14	$120

Class R2 Shares
Emerging Markets Value Portfolio (13)	0.96%	0.45%	—	13	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio’s and Emerging Markets Core Equity Portfolio’s Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3)

Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

(4)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.47% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio’s other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.

(5)

Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio’s average net assets on an annualized basis.

(6)

Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio’s average net assets on an annualized basis.

(7)

Effective February 28, 2020, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.43% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(8)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9)

Effective February 28, 2020, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.27% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(10)

Effective February 28, 2020, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.28% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.37% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(13)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
Large Cap International Portfolio	$159
International Core Equity Portfolio	346
DFA International Real Estate Securities Portfolio	255
DFA International Small Cap Value Portfolio	670
International Vector Equity Portfolio	74
International High Relative Profitability Portfolio	45
World ex U.S. Core Equity Portfolio	52
Emerging Markets Core Equity Portfolio	880
Emerging Markets Targeted Value Portfolio	5

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$80
International Core Equity Portfolio	264
Global Small Company Portfolio	(—)
International Small Company Portfolio	270
Japanese Small Company Portfolio	11
Asia Pacific Small Company Portfolio	7
United Kingdom Small Company Portfolio	2
Continental Small Company Portfolio	6
DFA International Real Estate Securities Portfolio	61
DFA Global Real Estate Securities Portfolio	43
DFA International Small Cap Value Portfolio	399
International Vector Equity Portfolio	23
International High Relative Profitability Portfolio	(5)
World ex U.S. Value Portfolio	2
World ex U.S. Core Equity Portfolio	3
World Core Equity Portfolio	—
Selectively Hedged Global Equity Portfolio	3
Emerging Markets Portfolio	119
Emerging Markets Small Cap Portfolio	107
Emerging Markets Value Portfolio	510
Emerging Markets Core Equity Portfolio	281
Emerging Markets Targeted Value Portfolio	(1)

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$688,465	$374,604
International Core Equity Portfolio	$605,190	$2,018,438
DFA International Real Estate Securities Portfolio	$468,692	$317,471
DFA Global Real Estate Securities Portfolio	$110,774	$368
DFA International Small Cap Value Portfolio	$684,349	$1,323,103
International Vector Equity Portfolio	$761,381	$225,718
International High Relative Profitability Portfolio	$334,569	$4,532
World ex U.S. Core Equity Portfolio	$301,975	$238,437
Emerging Markets Core Equity Portfolio	$2,235,215	$4,077,984
Emerging Markets Targeted Value Portfolio	$54,854	$25,584

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$181,249	$877,088	$803,134	$(85)	$35	$255,153	22,051	$3,475	—

Total	$181,249	$877,088	$803,134	$(85)	$35	$255,153	22,051	$3,475	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,353,511	$2,861,607	$2,876,434	$(212)	$123	$1,338,595	115,685	$26,349	—

Total	$1,353,511	$2,861,607	$2,876,434	$(212)	$123	$1,338,595	115,685	$26,349	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$22,484	$5,800	$2,053	$(267)	$(4,094)	$21,870	817	$127	$535

Total	$22,484	$5,800	$2,053	$(267)	$(4,094)	$21,870	817	$127	$535

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$186,393	$1,152,414	$1,146,440	$(48)	$28	$192,347	16,623	$3,058	—

Total	$186,393	$1,152,414	$1,146,440	$(48)	$28	$192,347	16,623	$3,058	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$3,297,599	$634,754	$162,200	$(17,260)	$(1,274,222)	$2,478,671	694,306	$375,229	—
DFA Real Estate Securities Portfolio	1,315,269	—	232,050	46,004	(308,752)	820,471	24,068	18,186	$1,750
The DFA Short Term Investment Fund	111,152	631,682	659,156	(29)	5	83,654	7,230	1,997	—

Total	$4,724,020	$1,266,436	$1,053,406	$28,715	$(1,582,969)	$3,382,796	725,604	$395,412	$1,750

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$793,359	$753,463	$1,097,965	$(8)	$(3)	$448,846	38,791	$13,336	—

Total	$793,359	$753,463	$1,097,965	$(8)	$(3)	$448,846	38,791	$13,336	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$132,707	$261,899	$212,009	$(13)	$21	$182,605	15,781	$2,552	—

Total	$132,707	$261,899	$212,009	$(13)	$21	$182,605	15,781	$2,552	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$25,970	$161,641	$138,679	$(4)	$7	$48,935	4,229	—	—

Total	$25,970	$161,641	$138,679	$(4)	$7	$48,935	4,229	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$29,086	$1,026	$5,313	$(985)	$(5,612)	$18,202	1,276	$394	$440

Total	$29,086	$1,026	$5,313	$(985)	$(5,612)	$18,202	1,276	$394	$440

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$109,135	$286,129	$252,045	$(26)	$21	$143,214	12,377	$2,342	—

Total	$109,135	$286,129	$252,045	$(26)	$21	$143,214	12,377	$2,342	—

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$480,857	$46,744	$34,386	$(3,834)	$(43,561)	$445,820	20,118	$3,751	$8,146
International Core Equity Portfolio	298,575	22,442	19,416	(3,917)	(47,940)	249,744	22,997	2,897	—
Emerging Markets Core Equity Portfolio	100,081	14,308	6,376	(1,121)	(15,152)	91,740	5,315	768	—

Total	$879,513	$83,494	$60,178	$(8,872)	$(106,653)	$787,304	48,430	$7,416	$8,146

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$186,668	$12,934	$25,289	$(447)	$(21,887)	$151,979	7,618	$1,299	$4,098
International Core Equity Portfolio	119,342	5,886	18,033	(2,095)	(18,378)	86,722	7,985	1,130	—
Emerging Markets Core Equity Portfolio	64,065	6,114	7,383	(1,210)	(9,189)	52,397	3,036	478	—

Total	$370,075	$24,934	$50,705	$(3,752)	$(49,454)	$291,098	18,639	$2,907	$4,098

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$673,477	$1,210,755	$1,443,116	$(12)	$20	$441,124	38,123	$13,584	—

Total	$673,477	$1,210,755	$1,443,116	$(12)	$20	$441,124	38,123	$13,584	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$659	$8,251	$8,409	—	—	$501	43	—	—

Total	$659	$8,251	$8,409	—	—	$501	43	—	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
Large Cap International Portfolio
2018	$132,270	—	—	$132,270
2019	155,698	—	—	155,698
International Core Equity Portfolio
2018	711,406	—	—	711,406
2019	907,539	—	—	907,539
Global Small Company Portfolio
2018	269	$81	—	350
2019	308	—	—	308
International Small Company Portfolio
2018	335,310	375,728	—	711,038
2019	339,853	517,619	—	857,472
Japanese Small Company Portfolio
2018	15,937	—	—	15,937
2019	6,623	32,764	—	39,387
Asia Pacific Small Company Portfolio
2018	13,370	—	—	13,370
2019	11,260	—	—	11,260
United Kingdom Small Company Portfolio
2018	1,616	2,308	—	3,924
2019	540	1,437	—	1,977
Continental Small Company Portfolio
2018	15,452	4,962	—	20,414
2019	14,187	19,027	—	33,214
DFA International Real Estate Securities Portfolio
2018	241,977	—	—	241,977
2019	302,662	—	—	302,662
DFA Global Real Estate Securities Portfolio
2018	212,543	42,954	—	255,497
2019	311,682	40,223	—	351,905
DFA International Small Cap Value Portfolio
2018	418,957	477,828	—	896,785
2019	346,113	429,956	—	776,069
International Vector Equity Portfolio
2018	59,115	10,130	—	69,245
2019	75,474	72,426	—	147,900
International High Relative Profitability Portfolio
2018	3,960	—	—	3,960
2019	11,023	—	—	11,023
World ex U.S. Value Portfolio
2018	8,118	—	—	8,118
2019	8,654	5,062	—	13,716

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
World ex U.S. Core Equity Portfolio
2018	$75,944	—	—	$75,944
2019	100,766	$15,900	—	116,666
World Core Equity Portfolio
2018	13,426	1,076	—	14,502
2019	18,739	4,773	—	23,512
Selectively Hedged Global Equity Portfolio
2018	8,085	3,086	—	11,171
2019	12,345	4,519	—	16,864
Emerging Markets Portfolio
2018	115,293	—	—	115,293
2019	145,647	—	—	145,647
Emerging Markets Small Cap Portfolio
2018	194,789	145,194	—	339,983
2019	153,182	173,892	—	327,074
Emerging Markets Value Portfolio
2018	439,431	—	—	439,431
2019	459,380	—	—	459,380
Emerging Markets Core Equity Portfolio
2018	593,704	—	—	593,704
2019	730,829	—	—	730,829
Emerging Markets Targeted Value Portfolio
2019	64	—	—	64

Emerging Markets Targeted Value Portfolio commenced operations on November 14, 2018, and did not pay any distributions for the year ended October 31, 2018.

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
Large Cap International Portfolio	$(5,785)	—	$(5,785)
International Core Equity Portfolio	(39,526)	—	(39,526)
Global Small Company Portfolio	(33)	—	(33)
International Small Company Portfolio	(34,708)	$(23,004)	(57,712)
Japanese Small Company Portfolio	(472)	—	(472)
Asia Pacific Small Company Portfolio	—	—	—
United Kingdom Small Company Portfolio	(117)	(435)	(552)
Continental Small Company Portfolio	(722)	—	(722)
DFA International Real Estate Securities Portfolio	(38,031)	—	(38,031)
DFA Global Real Estate Securities Portfolio	(8,808)	—	(8,808)
DFA International Small Cap Value Portfolio	(36,899)	(12,688)	(49,587)
International Vector Equity Portfolio	(5,646)	—	(5,646)

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International High Relative Profitability Portfolio	$(390)	—	$(390)
World ex U.S. Value Portfolio	—	—	—
World ex U.S. Core Equity Portfolio	(5,265)	—	(5,265)
World Core Equity Portfolio	(77)	$(397)	(474)
Selectively Hedged Global Equity Portfolio	(1,150)	(191)	(1,341)
Emerging Markets Portfolio	(10,074)	—	(10,074)
Emerging Markets Small Cap Portfolio	(17,882)	(4,623)	(22,505)
Emerging Markets Value Portfolio	(31,481)	—	(31,481)
Emerging Markets Core Equity Portfolio	(37,986)	—	(37,986)
Emerging Markets Targeted Value Portfolio	(397)	—	(397)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
Large Cap International Portfolio	$21,790	—	$(114,879)	$787,214	$694,125
International Core Equity Portfolio	164,474	—	(576,584)	2,711,445	2,299,335
Global Small Company Portfolio	529	—	(504)	517	542
International Small Company Portfolio	172,408	$278,416	—	615,587	1,066,411
Japanese Small Company Portfolio	13,813	9,017	—	55,091	77,921
Asia Pacific Small Company Portfolio	12,779	—	(15,084)	(28,156)	(30,461)
United Kingdom Small Company Portfolio	649	1,663	—	1,096	3,408
Continental Small Company Portfolio	2,684	—	(1,579)	47,476	48,581
DFA International Real Estate Securities Portfolio	666,046	—	(311,503)	(28,290)	326,253
DFA Global Real Estate Securities Portfolio	85,225	90,014	—	1,907,950	2,083,189
DFA International Small Cap Value Portfolio	151,601	206,468	—	286,756	644,825
International Vector Equity Portfolio	16,440	—	(30,752)	227,993	213,681
International High Relative Profitability Portfolio	1,089	—	(12,114)	35,204	24,179
World ex U.S. Value Portfolio	1,748	—	(1,394)	9,372	9,726
World ex U.S. Core Equity Portfolio	11,736	—	(30,195)	171,870	153,411
World Core Equity Portfolio	—	1,549	—	108,632	110,181
Selectively Hedged Global Equity Portfolio	7,786	0	—	72,826	80,612
Emerging Markets Portfolio	25,990	—	(209,529)	1,722,744	1,539,205
Emerging Markets Small Cap Portfolio	75,201	41,748	—	4,431	121,380
Emerging Markets Value Portfolio	151,494	—	(1,308,291)	566,226	(590,571)
Emerging Markets Core Equity Portfolio	113,918	—	(1,101,106)	3,104,503	2,117,315
Emerging Markets Targeted Value Portfolio	3,639	21	—	(534)	3,126

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$114,879	$114,879
International Core Equity Portfolio	576,584	576,584
Global Small Company Portfolio	504	504
International Small Company Portfolio	—	—
Japanese Small Company Portfolio	—	—
Asia Pacific Small Company Portfolio	15,084	15,084
United Kingdom Small Company Portfolio	—	—
Continental Small Company Portfolio	1,579	1,579
DFA International Real Estate Securities Portfolio	311,503	311,503
DFA Global Real Estate Securities Portfolio	—	—
DFA International Small Cap Value Portfolio	—	—
International Vector Equity Portfolio	30,752	30,752
International High Relative Profitability Portfolio	12,114	12,114
World ex U.S. Value Portfolio	1,394	1,394
World ex U.S. Core Equity Portfolio	30,195	30,195
World Core Equity Portfolio	—	—
Selectively Hedged Global Equity Portfolio	—	—
Emerging Markets Portfolio	209,529	209,529
Emerging Markets Small Cap Portfolio	—	—
Emerging Markets Value Portfolio	1,308,291	1,308,291
Emerging Markets Core Equity Portfolio	1,101,106	1,101,106
Emerging Markets Targeted Value Portfolio	—	—
During the year ended October 31, 2019, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Global Small Company Portfolio	$135
Asia Pacific Small Company Portfolio	3,958

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Large Cap International Portfolio	$4,791,598	$1,075,782	$(349,929)	$725,853
International Core Equity Portfolio	28,904,377	5,537,332	(2,792,770)	2,744,562
Global Small Company Portfolio	37,718	52	(2,189)	(2,137)
International Small Company Portfolio	11,291,306	—	(1,298,973)	(1,298,973)
Japanese Small Company Portfolio	524,703	—	(5,370)	(5,370)
Asia Pacific Small Company Portfolio	379,454	—	(74,554)	(74,554)
United Kingdom Small Company Portfolio	21,818	—	(2,465)	(2,465)
Continental Small Company Portfolio	557,824	—	(73,617)	(73,617)
DFA International Real Estate Securities Portfolio	6,299,266	959,229	(427,339)	531,890
DFA Global Real Estate Securities Portfolio	7,295,118	1,296,920	(134,239)	1,162,681
DFA International Small Cap Value Portfolio	13,724,524	2,345,505	(1,544,042)	801,463
International Vector Equity Portfolio	2,500,687	541,633	(287,750)	253,883
International High Relative Profitability Portfolio	453,361	30,801	(20,045)	10,756
World ex U.S. Value Portfolio	269,399	1,970	(50,080)	(48,110)
World ex U.S. Core Equity Portfolio	3,608,823	533,697	(332,900)	200,797
World Core Equity Portfolio	779,894	114,735	—	114,735
Selectively Hedged Global Equity Portfolio	342,330	79,568	(296)	79,272
Emerging Markets Portfolio	4,346,826	952,133	—	952,133
Emerging Markets Small Cap Portfolio	5,633,689	—	(807,248)	(807,248)
Emerging Markets Value Portfolio	15,552,318	—	(2,202,030)	(2,202,030)
Emerging Markets Core Equity Portfolio	25,561,629	7,226,455	(3,348,246)	3,878,209
Emerging Markets Targeted Value Portfolio	110,019	11,922	(3,991)	7,931

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended		Year Ended
	April 30, 2020		October 31, 2019
	(Unaudited)
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$2,316	92	$7,880	286
Shares Issued in Lieu of Cash Distributions	281	10	687	26
Shares Redeemed	(3,330)	(129)	(5,088)	(183)

Net Increase (Decrease) — Class R2 Shares	$(733)	(27)	$3,479	129

Institutional Class Shares
Shares Issued	$2,034,805	89,606	$3,094,110	110,936
Shares Issued in Lieu of Cash Distributions	171,746	6,048	436,607	16,366
Shares Redeemed	(2,834,447)	(123,013)	(3,087,983)	(112,388)

Net Increase (Decrease) — Institutional Class Shares	$(627,896)	(27,359)	$442,734	14,914

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as The United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

	Forward
	Currency
	Contracts*	Futures**
Large Cap International Portfolio	$—	$60,836
International Core Equity Portfolio	—	276,291
International Small Company Portfolio	—	88,973
DFA International Real Estate Securities Portfolio	—	53,648
DFA International Small Cap Value Portfolio	—	120,452
International High Relative Profitability Portfolio	—	4,756
World ex U.S. Core Equity Portfolio	—	11,691
Selectively Hedged Global Equity Portfolio	109,190	4,516
Emerging Markets Core Equity Portfolio	—	177,045
Emerging Markets Targeted Value Portfolio	—	2,586

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value	Forward
	at	Currency	Equity
	April 30, 2020	Contracts (1)	Contracts *,(2)
Large Cap International Portfolio	$4,860	—	$4,860
International Core Equity Portfolio	33,929	—	33,929
International Small Company Portfolio	4,810	—	4,810
DFA International Real Estate Securities Portfolio	18,721	—	18,721
DFA International Small Cap Value Portfolio	9,015	—	9,015
World ex U.S. Core Equity Portfolio	1,626	—	1,626
Selectively Hedged Global Equity Portfolio	456	$76	380
Emerging Markets Core Equity Portfolio	10,575	—	10,575

	Liability Derivatives Value
	Total Value	Forward
	at	Currency	Equity
	April 30, 2020	Contracts (3)	Contracts (4)
International High Relative Profitability Portfolio	$(44)	—	$(44)
Selectively Hedged Global Equity Portfolio	(296)	$(296)	—
Emerging Markets Targeted Value Portfolio	(278)	—	(278)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
Large Cap International Portfolio	$3,794	—	$3,794
International Core Equity Portfolio	9,948	—	9,948
Global Small Company Portfolio	18	—	18	*
International Small Company Portfolio	(2,459)	—	(2,459)
DFA International Real Estate Securities Portfolio	(8,521)	—	(8,521)
DFA International Small Cap Value Portfolio	6,266	—	6,266
International Vector Equity Portfolio	(11,375)	—	(11,375	)*
International High Relative Profitability Portfolio	1,920	—	1,920
World ex U.S. Value Portfolio	99	—	99	*

	Realized Gain (Loss) on
	Derivatives
		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
World ex U.S. Core Equity Portfolio	$7,383	—	$7,383
World Core Equity Portfolio	(122)	—	(122)*
Selectively Hedged Global Equity Portfolio	1,157	$1,631	(474)
Emerging Markets Core Equity Portfolio	14,395	—	14,395
Emerging Markets Targeted Value Portfolio	(258)	—	(258)

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Forward
		Currency	Equity
	Total	Contracts (3)	Contracts (4)
Large Cap International Portfolio	$4,261	—	$4,261
International Core Equity Portfolio	29,134	—	29,134
International Small Company Portfolio	3,510	—	3,510
DFA International Real Estate Securities Portfolio	18,327	—	18,327
DFA International Small Cap Value Portfolio	6,261	—	6,261
International High Relative Profitability Portfolio	(44)	—	(44)
World ex U.S. Core Equity Portfolio	1,626	—	1,626
Selectively Hedged Global Equity Portfolio	592	$264	328
Emerging Markets Core Equity Portfolio	5,813	—	5,813
Emerging Markets Targeted Value Portfolio	(278)	—	(278)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2020, there were no futures contracts outstanding. During the six months ended April 30, 2020, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2020 (amounts in thousands):

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
Selectively Hedged Global Equity Portfolio
Goldman Sachs International	$19	$19	—	—	$19	—	—	—	—	—
Bank of America Corp.	1	1	$(1)	—	—	$185	$185	$(1)	—	$184
Citibank, N.A.	1	1	(1)	—	—	54	54	(1)	—	53
UBS AG.	1	1	—	—	1	—	—	—	—	—
JP Morgan	54	54	(24)	—	30	24	24	(24)	—	—
Australia and New Zealand Banking Group Ltd.	—	—	—	—	—	7	7	—	—	7
Bank of New York Mellon Corp.	—	—	—	—	—	26	26	—	—	26

Total	$76	$76	$(26)	—	$50	$296	$296	$(26)	—	$270

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2020
Large Cap International Portfolio	1.37%	$15,828	3	$1	$25,463	—
International Core Equity Portfolio	1.34%	19,892	6	5	79,001	—
Global Small Company Portfolio	2.03%	143	35	—	972	—
International Small Company Portfolio	0.85%	11,869	5	1	24,436	—
DFA International Real Estate Securities Portfolio	2.30%	1,726	1	—	1,726	—
DFA Global Real Estate Securities Portfolio	1.18%	6,718	18	5	30,384	—
DFA International Small Cap Value Portfolio	1.90%	8,342	7	3	11,974	—
International Vector Equity Portfolio	1.40%	8,477	44	9	43,388	$9,587
World ex U.S. Value Portfolio	1.80%	877	42	1	8,163	—
World ex U.S. Core Equity Portfolio	1.93%	8,706	15	5	38,377	—
World Core Equity Portfolio	1.90%	1,843	33	3	17,666	—
Selectively Hedged Global Equity Portfolio	0.87%	1,410	2	—	2,211	—
Emerging Markets Core Equity Portfolio	1.02%	50,267	23	21	108,542	—
Emerging Markets Targeted Value Portfolio	1.84%	1,918	19	2	8,922	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2020, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 04/30/2020
Emerging Markets Core Equity Portfolio	Borrower	0.47%	$74,414	8	$12	$108,542	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2020, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$31,069	$22,530	$(16,901)
International Core Equity Portfolio	17,816	39,627	(15,892)
DFA Global Real Estate Securities Portfolio	318	284	51
DFA International Small Cap Value Portfolio	47,110	41,571	(5,664)
International Vector Equity Portfolio	12,878	11,378	(3,100)
International High Relative Profitability Portfolio	19,211	1,086	(240)
World ex U.S. Core Equity Portfolio	8,152	7,554	(2,417)
Emerging Markets Core Equity Portfolio	532	4,449	(1,554)
Emerging Markets Targeted Value Portfolio	180	68	(18)

K. Securities Lending:

As of April 30, 2020, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
Large Cap International Portfolio	$45,876
International Core Equity Portfolio	374,027
DFA International Real Estate Securities Portfolio	26,491
DFA International Small Cap Value Portfolio	88,602
International Vector Equity Portfolio	49,891
International High Relative Profitability Portfolio	27,374
World ex U.S. Core Equity Portfolio	59,831
Emerging Markets Core Equity Portfolio	597,572
Emerging Markets Targeted Value Portfolio	3,013

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements
	As of April 30, 2020
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions Large Cap International Portfolio
Common Stocks	$255,169	—	—	—	$255,169
Securities Lending Transactions International Core Equity Portfolio
Common Stocks, Rights/Warrants	1,338,602	—	—	—	1,338,602
DFA International Real Estate Securities Portfolio
Common Stocks	192,377	—	—	—	192,377
DFA Global Real Estate Securities Portfolio
Common Stocks	83,695	—	—	—	83,695
DFA International Small Cap Value Portfolio
Common Stocks	448,800	—	—	—	448,800
International Vector Equity Portfolio
Common Stocks, Rights/Warrants	182,584	—	—	—	182,584
International High Relative Profitability Portfolio
Common Stocks	48,931	—	—	—	48,931
World ex U.S. Core Equity Portfolio
Common Stocks	143,218	—	—	—	143,218
Emerging Markets Core Equity Portfolio
Common Stocks	441,098	—	—	—	441,098
Emerging Markets Targeted Value Portfolio
Common Stocks	501	—	—	—	501

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

O. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
Large Cap International Portfolio-Institutional Class	4	74%
International Core Equity Portfolio-Institutional Class	4	69%
Global Small Company Portfolio-Institutional Class	5	98%
International Small Company Portfolio-Institutional Class	3	66%
Japanese Small Company Portfolio-Institutional Class	1	79%
Asia Pacific Small Company Portfolio-Institutional Class	2	95%
United Kingdom Small Company Portfolio-Institutional Class	4	97%
Continental Small Company Portfolio-Institutional Class	2	93%
DFA International Real Estate Securities Portfolio-Institutional Class	4	90%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	65%
DFA International Small Cap Value Portfolio-Institutional Class	4	73%
International Vector Equity Portfolio-Institutional Class	3	79%
International High Relative Profitability Portfolio-Institutional Class	3	88%
World ex U.S. Value Portfolio-Institutional Class	7	88%
World ex U.S. Core Equity Portfolio-Institutional Class	3	73%
World Core Equity Portfolio-Institutional Class	5	80%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	95%
Emerging Markets Portfolio-Institutional Class	3	59%
Emerging Markets Small Cap Portfolio-Institutional Class	5	60%
Emerging Markets Value Portfolio-Class R2	2	94%
Emerging Markets Value Portfolio-Institutional Class	3	40%
Emerging Markets Core Equity Portfolio-Institutional Class	3	60%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	91%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
	Net income for	Accumulated
	the current or	undistributed
	preceding	net profits	Paid-in
	fiscal year,	from the sale	surplus
	and accumulated	of securities	or other
	undistributed net	or other	capital
Portfolio Name	income	properties	source
Large Cap International Portfolio
December 16, 2019	87%	0%	13%
International Core Equity Portfolio
December 16, 2019	67%	0%	33%
International Small Company Portfolio
December 17, 2019	29%	0%	71%
Japanese Small Company Portfolio
December 17, 2019	0%	0%	100%
Asia Pacific Small Company Portfolio
December 17, 2019	28%	0%	72%
United Kingdom Small Company Portfolio
December 17, 2019	39%	0%	61%
Continental Small Company Portfolio
December 17, 2019	26%	0%	74%
DFA International Real Estate Securities Portfolio
December 16, 2019	0%	0%	100%
DFA Global Real Estate Securities Portfolio
December 17, 2019	92%	0%	8%
DFA International Small Cap Value Portfolio
December 16, 2019	36%	0%	64%
International Vector Equity Portfolio
December 16, 2019	59%	0%	41%
International High Relative Profitability Portfolio
December 17, 2019	91%	0%	9%
World ex U.S. Value Portfolio
December 17, 2019	66%	0%	34%
Selectively Hedged Global Equity Portfolio
December 17, 2019	71%	0%	29%
Emerging Markets Portfolio
December 17, 2019	41%	0%	59%
Emerging Markets Small Cap Portfolio
December 17, 2019	23%	0%	77%

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

CONTINUED

Estimated % Breakdown of Distribution Sources
	Net income for	Accumulated
	the current or	undistributed
	preceding	net profits	Paid-in
	fiscal year,	from the sale	surplus
	and accumulated	of securities	or other
	undistributed net	or other	capital
Portfolio Name	income	properties	source
Emerging Markets Value Portfolio
December 17, 2019	14%	0%	86%
Emerging Markets Core Equity Portfolio
December 16, 2019	50%	0%	50%
Emerging Markets Targeted Value Portfolio
December 17, 2019	94%	0%	6%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2020

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$755.40	0.67%	$2.92
Institutional Class Shares	$1,000.00	$756.50	0.42%	$1.83
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.53	0.67%	$3.37
Institutional Class Shares	$1,000.00	$1,022.78	0.42%	$2.11

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$6,818,747,235

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$6,818,747,235

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA
International
Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$6,818,747
Receivables:
Fund Shares Sold	10,589
Prepaid Expenses and Other Assets	121

Total Assets	6,829,457

LIABILITIES:
Payables:
Fund Shares Redeemed	11,639
Due to Advisor	812
Accrued Expenses and Other Liabilities	584

Total Liabilities	13,035

NET ASSETS.	$6,816,422

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,002 and shares outstanding of 78,238	$12.81

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $6,815,420 and shares outstanding of 530,099,361	$12.86

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$9,012,777
Total Distributable Earnings (Loss)	(2,196,355)

NET ASSETS	$6,816,422

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

DFA
International
Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $12,804)	$121,362
Income from Securities Lending	1,752
Expenses Allocated from Affiliated Investment Companies	(8,684)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	114,430

Fund Expenses
Investment Management Fees	16,150
Accounting & Transfer Agent Fees	607
Shareholder Servicing Fees
Class R2 Shares	2
Filing Fees	120
Shareholders’ Reports	198
Directors’/Trustees’ Fees & Expenses	23
Professional Fees	17
Other	(32)

Total Fund Expenses	17,085

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)
Class R2 Shares	(1)
Institutional Class Shares	(8,367)

Net Expenses	8,717

Net Investment Income (Loss)	105,713

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	(43,113)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(2,268,880)

Net Realized and Unrealized Gain (Loss)	(2,311,993)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,206,280)

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2020	2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$105,713	$339,362
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(43,113)	(12,764)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(2,268,880)	(37,240)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,206,280)	289,358

Distributions:
Class R2 Shares	(12)	(83)
Institutional Class Shares	(99,514)	(576,705)

Total Distributions	(99,526)	(576,788)

Capital Share Transactions (1):
Shares Issued	1,908,764	2,071,367
Shares Issued in Lieu of Cash Distributions	97,327	562,384
Shares Redeemed	(2,058,532)	(2,595,094)

Net Increase (Decrease) from Capital Share Transactions	(52,441)	38,657

Total Increase (Decrease) in Net Assets	(2,358,247)	(248,773)
Net Assets
Beginning of Period	9,174,669	9,423,442

End of Period	$6,816,422	$9,174,669

(1) Shares Issued and Redeemed:
Shares Issued	141,833	123,536
Shares Issued in Lieu of Cash Distributions	5,484	34,167
Shares Redeemed	(151,214)	(154,773)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,897)	2,930

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$17.13		$17.68	$19.89	$16.27	$16.93	$18.48

Income from Investment Operations(A)
Net Investment Income (Loss)	0.18		0.58	0.54	0.55	0.53	0.51
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.32)		(0.10)	(2.21)	3.61	(0.65)	(1.55)

Total from Investment Operations	(4.14)		0.48	(1.67)	4.16	(0.12)	(1.04)

Less Distributions:
Net Investment Income	(0.18)		(0.51)	(0.54)	(0.54)	(0.54)	(0.51)
Net Realized Gains	—		(0.52)	—	—	—	—

Total Distributions	(0.18)		(1.03)	(0.54)	(0.54)	(0.54)	(0.51)

Net Asset Value, End of Period	$12.81		$17.13	$17.68	$19.89	$16.27	$16.93

Total Return	(24.46	%)(B)	3.13%	(8.59%)	25.99%	(0.43%)	(5.78%)

Net Assets, End of Period (thousands)	$1,002		$1,191	$1,477	$3,508	$3,308	$10,404
Ratio of Expenses to Average Net Assets (F)	0.67	%(C)	0.69%	0.68%	0.68%	0.68%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (F)	0.87	%(C)	0.89%	0.88%	0.88%	0.88%	0.73%
Ratio of Net Investment Income to Average Net Assets	2.39	%(C)	3.43%	2.72%	3.07%	3.4%	2.81%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$17.18		$17.74	$19.94	$16.30	$16.92	$18.47

Income (loss) from Investment Operations(A)
Net Investment Income (Loss)	0.20		0.63	0.60	0.56	0.55	0.56
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.33)		(0.11)	(2.21)	3.66	(0.63)	(1.56)

Total from Investment Operations	(4.13)		0.52	(1.61)	4.22	(0.08)	(1.00)

Less Distributions:
Net Investment Income	(0.19)		(0.56)	(0.59)	(0.58)	(0.54)	(0.55)
Net Realized Gains	—		(0.52)	—	—	—	—

Total Distributions	(0.19)		(1.08)	(0.59)	(0.58)	(0.54)	(0.55)

Net Asset Value, End of Period	$12.86		$17.18	$17.74	$19.94	$16.30	$16.92

Total Return	(24.35	%)(B)	3.37%	(8.32%)	26.36%	(0.20%)	(5.58%)

Net Assets, End of Period (thousands)	$6,815,420		$9,173,478	$9,421,965	$9,837,631	$7,270,665	$6,795,481
Ratio of Expenses to Average Net Assets (F)	0.42	%(C)	0.44%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly)) (F)	0.62	%(C)	0.64%	0.63%	0.63%	0.63%	0.49%
Ratio of Net Investment Income to Average Net Assets	2.53	%(C)	3.70%	3.01%	3.12%	3.51%	3.10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2020, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio	0.39	%*

*	Effective as of February 28, 2020, the management fee payable by the Portfolio was reduced from 0.40% to 0.35%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the six months ended April 30, 2020, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the

Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	—	0.35%	—	$8,367	—

Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.35%	—	1	—

(1)

The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis.

(2)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.35% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amounts paid by the Fund to the CCO were $20 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$242

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be “passive foreign investment companies,” were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2018	$298,200	—	—	$298,200
2019	302,955	$273,833	—	576,788

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
DFA International Value Portfolio	$(2,159)	—	$(2,159)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
DFA International Value Portfolio	$63,472	—	$(13,753)	$60,237	$109,956

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$13,753	$13,753

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
DFA International Value Portfolio	$8,989,067	—	$(2,130,494)	$(2,130,494)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended		Year Ended
	April 30, 2020		October 31, 2019
	(Unaudited)
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$300	19	$409	25
Shares Issued in Lieu of Cash Distributions	12	1	83	5
Shares Redeemed	(172)	(11)	(766)	(44)

Net Increase (Decrease) — Class R2 Shares	$140	9	$(274)	(14)

Institutional Class Shares
Shares Issued	$1,908,464	141,814	$2,070,958	123,511
Shares Issued in Lieu of Cash Distributions	97,315	5,483	562,301	34,162
Shares Redeemed	(2,058,359)	(151,203)	(2,594,328)	(154,729)

Net Increase (Decrease) — Institutional Class Shares	$(52,580)	(3,906)	$38,931	2,944

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

J. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA International Value Portfolio-Class R2	5	96%
DFA International Value Portfolio-Institutional Class	4	73%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolio may be adversely affected in the near term and, potentially, beyond.

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolio paid distributions to shareholders of record, a portion of which is estimated to be in excess of the Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of the Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
Portfolio Name	Net income for the current or preceding fiscal year, and accumulated undistributed net income	Accumulated undistributed net profits from the sale of securities or other properties	Paid-in surplus or other capital source
DFA International Value Portfolio
December 17, 2019	62%	0%	38%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$757.30	0.21%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

The Japanese Small Company Series
Actual Fund Return	$1,000.00	$861.30	0.12%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$819.90	0.12%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$789.70	0.11%	$0.49
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

The Continental Small Company Series
Actual Fund Return	$1,000.00	$842.80	0.12%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$855.00	0.11%	$0.51
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

The Emerging Markets Series
Actual Fund Return	$1,000.00	$858.80	0.13%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.22	0.13%	$0.65

The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$828.20	0.25%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.62	0.25%	$1.26

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series

Communication Services	4.8%
Consumer Discretionary	15.7%
Consumer Staples	4.8%
Energy	10.7%
Financials	28.1%
Health Care	6.2%
Industrials	10.5%
Information Technology	1.8%
Materials	12.8%
Real Estate	3.4%
Utilities	1.2%

100.0%

The Japanese Small Company Series

Communication Services	2.8%
Consumer Discretionary	16.9%
Consumer Staples	8.2%
Energy	1.3%
Financials	8.7%
Health Care	5.0%
Industrials	29.7%
Information Technology	13.2%
Materials	10.7%
Real Estate	1.9%
Utilities	1.6%

100.0%

The Asia Pacific Small Company Series

Communication Services	9.0%
Consumer Discretionary	17.0%
Consumer Staples	7.8%
Energy	2.2%
Financials	11.6%
Health Care	5.6%
Industrials	12.7%
Information Technology	8.8%
Materials	14.6%
Real Estate	7.5%
Utilities	3.2%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series

Communication Services	2.4%
Consumer Discretionary	19.5%
Consumer Staples	6.6%
Energy	2.2%
Financials	15.2%
Health Care	3.5%
Industrials	27.7%
Information Technology	8.4%
Materials	6.9%
Real Estate	4.9%
Utilities	2.7%

100.0%

The Continental Small Company Series

Communication Services	6.0%
Consumer Discretionary	9.0%
Consumer Staples	5.3%
Energy	2.7%
Financials	13.4%
Health Care	6.4%
Industrials	25.0%
Information Technology	12.2%
Materials	7.5%
Real Estate	7.2%
Utilities	5.3%

100.0%

The Canadian Small Company Series

Communication Services	1.7%
Consumer Discretionary	5.2%
Consumer Staples	5.7%
Energy	12.6%
Financials	9.2%
Health Care	1.4%
Industrials	13.0%
Information Technology	6.4%
Materials	33.3%
Real Estate	4.1%
Utilities	7.4%

100.0%

The Emerging Markets Series

Communication Services	11.1%
Consumer Discretionary	11.7%
Consumer Staples	7.7%
Energy	5.8%
Financials	18.6%
Health Care	3.3%
Industrials	6.4%
Information Technology	20.1%
Materials	8.8%
Real Estate	3.7%
Utilities	2.8%

100.0%

The Emerging Markets Small Cap Series

Communication Services	3.4%
Consumer Discretionary	13.2%
Consumer Staples	7.4%
Energy	1.4%
Financials	7.6%
Health Care	8.0%
Industrials	14.8%
Information Technology	18.0%
Materials	13.5%
Real Estate	7.9%
Utilities	4.8%

100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.8%)
AUSTRALIA — (5.6%)
Australia & New Zealand Banking Group, Ltd.	9,179,102	$99,707,630	1.0%
National Australia Bank, Ltd.	4,868,906	53,350,936	0.6%
Westpac Banking Corp.	7,945,749	82,668,708	0.9%
Other Securities		321,838,831	3.3%

TOTAL AUSTRALIA		557,566,105	5.8%

AUSTRIA — (0.1%)
Other Security		6,088,524	0.1%

BELGIUM — (0.9%)
Other Securities		84,995,171	0.9%

CANADA — (7.7%)
Bank of Montreal 063671101	1,441,562	73,375,506	0.8%
Bank of Nova Scotia (The)	1,368,157	54,917,822	0.6%
Canadian Imperial Bank of Commerce	842,641	49,930,694	0.5%
# Canadian Natural Resources, Ltd.	3,262,390	54,677,656	0.6%
Magna International, Inc.	1,443,051	56,322,281	0.6%
Suncor Energy, Inc.	3,183,710	56,769,061	0.6%
Other Securities		426,956,373	4.4%

TOTAL CANADA		772,949,393	8.1%

DENMARK — (2.1%)
# Vestas Wind Systems A.S	774,838	66,537,760	0.7%
Other Securities		142,012,223	1.5%

TOTAL DENMARK		208,549,983	2.2%

FINLAND — (0.9%)
Other Securities		85,583,544	0.9%

FRANCE — (8.8%)
BNP Paribas SA	1,990,380	62,530,419	0.7%
Cie de Saint-Gobain	2,069,157	55,055,938	0.6%
Cie Generale des Etablissements Michelin SCA	664,554	64,209,891	0.7%
Orange SA	5,978,647	72,634,782	0.8%
Total SA	6,874,996	244,009,922	2.5%
Other Securities		375,135,209	3.8%

TOTAL FRANCE		873,576,161	9.1%

GERMANY — (6.8%)
Allianz SE	350,466	64,496,698	0.7%
BASF SE	1,039,248	53,185,040	0.6%
Bayer AG	1,817,305	119,522,979	1.2%
Bayerische Motoren Werke AG	1,225,665	72,099,959	0.8%
# Daimler AG	3,530,733	120,761,609	1.3%
Volkswagen AG	125,075	18,491,559	0.2%
Other Securities		226,300,329	2.2%

TOTAL GERMANY		674,858,173	7.0%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (3.2%)
CK Hutchison Holdings, Ltd.	7,657,984	$56,762,284	0.6%
# Sun Hung Kai Properties, Ltd.	4,291,920	58,686,958	0.6%
Other Securities		206,031,288	2.1%

TOTAL HONG KONG		321,480,530	3.3%

IRELAND — (0.3%)
Other Securities		32,939,762	0.3%

ISRAEL — (0.5%)
Other Securities		45,252,599	0.5%

ITALY — (1.7%)
Other Securities		170,062,221	1.8%

JAPAN — (22.2%)
Hitachi, Ltd.	1,579,000	46,863,810	0.5%
Honda Motor Co., Ltd.	4,590,300	111,471,566	1.2%
Honda Motor Co., Ltd., Sponsored ADR	26,040	626,262	0.0%
Mitsubishi UFJ Financial Group, Inc.	11,934,650	48,215,983	0.5%
SoftBank Group Corp.	1,267,900	54,345,491	0.6%
Sumitomo Mitsui Financial Group, Inc.	2,857,600	75,146,958	0.8%
Toyota Motor Corp.	3,715,890	229,741,821	2.4%
# Toyota Motor Corp., Sponsored ADR	208,099	25,718,955	0.3%
Other Securities		1,625,501,892	16.8%

TOTAL JAPAN		2,217,632,738	23.1%

NETHERLANDS — (3.8%)
Koninklijke Ahold Delhaize NV	5,195,538	126,149,408	1.3%
Koninklijke DSM NV	645,359	79,096,395	0.8%
Other Securities		169,967,861	1.8%

TOTAL NETHERLANDS		375,213,664	3.9%

NEW ZEALAND — (0.2%)
Other Securities		18,352,417	0.2%

NORWAY — (0.8%)
Other Securities		82,510,483	0.9%

PORTUGAL — (0.1%)
Other Securities		6,634,738	0.1%

SINGAPORE — (1.0%)
Other Securities		104,375,040	1.1%

SPAIN — (1.6%)
# Banco Santander SA	49,743,328	111,145,839	1.2%
Other Securities		51,363,564	0.5%

TOTAL SPAIN		162,509,403	1.7%

SWEDEN — (2.5%)
Other Securities		253,667,005	2.6%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SWITZERLAND — (9.9%)
# ABB, Ltd.	3,432,303	$65,152,902	0.7%
# Cie Financiere Richemont SA	1,165,784	66,138,927	0.7%
Lonza Group AG	216,456	94,518,883	1.0%
Novartis AG	1,892,838	161,531,867	1.7%
Novartis AG, Sponsored ADR	404,674	34,288,028	0.4%
UBS Group AG	6,275,625	67,196,220	0.7%
Zurich Insurance Group AG	445,436	141,227,411	1.5%
Other Securities		360,792,374	3.6%

TOTAL SWITZERLAND		990,846,612	10.3%

UNITED KINGDOM — (12.1%)
Anglo American P.L.C	2,969,516	52,812,987	0.6%
Aviva P.L.C	16,319,347	49,351,778	0.5%
# BP P.L.C., Sponsored ADR	4,082,613	97,166,189	1.0%
British American Tobacco P.L.C	3,024,009	116,558,048	1.2%
# British American Tobacco P.L.C., Sponsored ADR	838,885	32,003,463	0.3%
Glencore P.L.C	26,692,936	50,007,591	0.5%
HSBC Holdings P.L.C	13,949,143	71,697,993	0.7%
# HSBC Holdings P.L.C., Sponsored ADR	2,590,482	66,653,102	0.7%
Lloyds Banking Group P.L.C	181,694,609	73,515,093	0.8%
Royal Dutch Shell P.L.C., Class A	136,125	2,241,196	0.0%
Royal Dutch Shell P.L.C., Class B	141,340	2,262,661	0.0%
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	3,293,873	109,126,000	1.1%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,809,546	121,791,186	1.3%
Vodafone Group P.L.C	58,351,986	82,315,615	0.9%
# Vodafone Group P.L.C., Sponsored ADR	4,011,201	56,718,386	0.6%
Other Securities		220,417,832	2.3%

TOTAL UNITED KINGDOM		1,204,639,120	12.5%

UNITED STATES — (0.0%)
Other Securities		4,935,255	0.0%

TOTAL COMMON STOCKS		9,255,218,641	96.4%

PREFERRED STOCKS — (1.2%)
GERMANY — (1.2%)
Volkswagen AG	701,336	97,577,684	1.0%
Other Securities		23,667,692	0.3%

TOTAL GERMANY		121,245,376	1.3%

TOTAL INVESTMENT SECURITIES (Cost $12,176,939,773)		9,376,464,017

		Value†
SECURITIES LENDING COLLATERAL — (6.0%)
@§ The DFA Short Term Investment Fund	51,443,536	595,253,156	6.2%

TOTAL INVESTMENTS—(100.0%) (Cost $12,772,010,330)		$9,971,717,173	103.9%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2020, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	843	06/19/20	$110,079,331	$122,336,160	$12,256,829

Total Futures Contracts			$110,079,331	$122,336,160	$12,256,829

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$17,488,877	$540,077,228	—	$557,566,105
Austria	—	6,088,524	—	6,088,524
Belgium	—	84,995,171	—	84,995,171
Canada	772,949,393	—	—	772,949,393
Denmark	—	208,549,983	—	208,549,983
Finland	—	85,583,544	—	85,583,544
France	—	873,576,161	—	873,576,161
Germany	12,443,228	662,414,945	—	674,858,173
Hong Kong	—	321,480,530	—	321,480,530
Ireland	9,952,853	22,986,909	—	32,939,762
Israel	9,667,343	35,585,256	—	45,252,599
Italy	22,678,802	147,383,419	—	170,062,221
Japan	48,568,329	2,169,064,409	—	2,217,632,738
Netherlands	15,006,624	360,207,040	—	375,213,664
New Zealand	—	18,352,417	—	18,352,417
Norway	—	82,510,483	—	82,510,483
Portugal	—	6,634,738	—	6,634,738
Singapore	—	104,375,040	—	104,375,040
Spain	1,870,941	160,638,462	—	162,509,403
Sweden	—	253,667,005	—	253,667,005
Switzerland	60,418,836	930,427,776	—	990,846,612
United Kingdom	540,160,470	664,478,650	—	1,204,639,120
United States	4,935,255	—	—	4,935,255
Preferred Stocks
Germany	—	121,245,376	—	121,245,376
Securities Lending Collateral	—	595,253,156	—	595,253,156
Futures Contracts**	12,256,829	—	—	12,256,829

TOTAL	$1,528,397,780	$8,455,576,222	—	$9,983,974,002

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (2.7%)
Internet Initiative Japan, Inc.	194,900	$6,661,992	0.2%
Other Securities		76,365,988	2.6%

TOTAL COMMUNICATION SERVICES		83,027,980	2.8%

CONSUMER DISCRETIONARY — (16.5%)
DCM Holdings Co., Ltd.	713,300	6,969,748	0.2%
Keihin Corp.	340,100	8,112,526	0.3%
Nissin Kogyo Co., Ltd.	316,900	6,575,092	0.2%
Showa Corp.	399,000	8,384,143	0.3%
Other Securities		468,135,642	15.6%

TOTAL CONSUMER DISCRETIONARY		498,177,151	16.6%

CONSUMER STAPLES — (7.9%)
cocokara fine, Inc.	147,860	6,973,253	0.2%
Milbon Co., Ltd.	154,752	6,792,295	0.2%
Morinaga Milk Industry Co., Ltd.	247,900	9,608,114	0.3%
# Nippon Suisan Kaisha, Ltd.	1,703,900	7,581,437	0.3%
Other Securities		209,498,962	7.0%

TOTAL CONSUMER STAPLES		240,454,061	8.0%

ENERGY — (1.2%)
Iwatani Corp.	272,400	9,305,776	0.3%
Other Securities		28,172,624	0.9%

TOTAL ENERGY		37,478,400	1.2%

FINANCIALS — (8.5%)
Fuyo General Lease Co., Ltd.	143,700	7,184,894	0.2%
Hokuhoku Financial Group, Inc.	920,400	7,478,464	0.3%
Jafco Co., Ltd.	239,900	7,684,945	0.3%
Kiyo Bank, Ltd. (The)	475,390	7,024,690	0.2%
Shiga Bank, Ltd. (The)	331,300	7,803,181	0.3%
Other Securities		220,832,533	7.3%

TOTAL FINANCIALS		258,008,707	8.6%

HEALTH CARE — (4.9%)
Jeol, Ltd.	266,300	7,873,941	0.3%
Menicon Co., Ltd.	179,200	7,777,278	0.3%
Miraca Holdings, Inc.	435,200	10,897,202	0.4%
Other Securities		121,964,737	3.9%

TOTAL HEALTH CARE		148,513,158	4.9%

INDUSTRIALS — (29.0%)
# DMG Mori Co., Ltd.	670,800	6,858,714	0.2%
Duskin Co., Ltd.	331,300	8,561,147	0.3%
# Fuji Corp.	477,000	7,986,546	0.3%
Furukawa Electric Co., Ltd.	394,400	7,423,638	0.3%
Hazama Ando Corp.	1,473,200	9,174,712	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Inaba Denki Sangyo Co., Ltd.	390,200	$8,254,948	0.3%
# Maeda Corp.	930,800	7,466,234	0.3%
Meitec Corp.	204,100	9,011,874	0.3%
Mirait Holdings Corp.	581,635	7,513,430	0.3%
Nichias Corp.	453,400	9,013,564	0.3%
Nikkon Holdings Co., Ltd.	385,300	7,481,555	0.3%
# Nishimatsu Construction Co., Ltd.	398,600	7,547,806	0.3%
Nisshinbo Holdings, Inc.	990,480	6,905,893	0.2%
Penta-Ocean Construction Co., Ltd.	1,716,400	8,671,050	0.3%
Senko Group Holdings Co., Ltd.	852,800	6,950,191	0.2%
TOKAI Holdings Corp.	738,800	6,677,294	0.2%
Ushio, Inc.	949,300	10,010,046	0.3%
Other Securities		742,773,967	24.5%

TOTAL INDUSTRIALS		878,282,609	29.2%

INFORMATION TECHNOLOGY — (12.9%)
Daiwabo Holdings Co., Ltd.	131,300	8,088,734	0.3%
Japan Material Co., Ltd.	451,000	6,528,790	0.2%
NSD Co., Ltd.	559,460	7,922,113	0.3%
Shinko Electric Industries Co., Ltd.	535,400	6,682,951	0.2%
Systena Corp.	531,900	7,477,765	0.3%
Tokyo Seimitsu Co., Ltd.	291,800	9,438,815	0.3%
Topcon Corp.	815,500	6,695,940	0.2%
Other Securities		337,603,777	11.2%

TOTAL INFORMATION TECHNOLOGY		390,438,885	13.0%

MATERIALS — (10.5%)
ADEKA Corp.	654,200	8,214,890	0.3%
Mitsui Mining & Smelting Co., Ltd.	451,000	8,414,400	0.3%
Nippon Light Metal Holdings Co., Ltd.	4,269,500	6,724,107	0.2%
# Sumitomo Osaka Cement Co., Ltd.	265,199	8,629,840	0.3%
Toagosei Co., Ltd.	822,800	7,528,080	0.3%
Tokuyama Corp.	414,298	8,741,684	0.3%
Toyobo Co., Ltd.	667,400	7,774,416	0.3%
Other Securities		261,018,996	8.6%

TOTAL MATERIALS		317,046,413	10.6%

REAL ESTATE — (1.8%)
Other Securities		54,907,333	1.8%

UTILITIES — (1.6%)
Nippon Gas Co., Ltd.	210,300	6,935,460	0.2%
Other Securities		40,828,989	1.4%

TOTAL UTILITIES		47,764,449	1.6%

TOTAL COMMON STOCKS (Cost $3,087,490,509)		2,954,099,146	98.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	6,480,173	$74,982,086	2.5%

TOTAL INVESTMENTS—(100.0%) (Cost $3,162,447,932)		$3,029,081,232	100.8%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$83,027,980	—	$83,027,980
Consumer Discretionary	$1,214,652	496,962,499	—	498,177,151
Consumer Staples	—	240,454,061	—	240,454,061
Energy	—	37,478,400	—	37,478,400
Financials	—	258,008,707	—	258,008,707
Health Care	—	148,513,158	—	148,513,158
Industrials	—	878,282,609	—	878,282,609
Information Technology	—	390,438,885	—	390,438,885
Materials	—	317,046,413	—	317,046,413
Real Estate	310,528	54,596,805	—	54,907,333
Utilities	—	47,764,449	—	47,764,449
Securities Lending Collateral	—	74,982,086	—	74,982,086

TOTAL	$1,525,180	$3,027,556,052	—	$3,029,081,232

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (96.7%)
AUSTRALIA — (50.7%)
	Ansell, Ltd.	700,311	$12,915,269	1.0%
#	Bank of Queensland, Ltd.	2,104,987	7,097,666	0.6%
	Bapcor, Ltd.	2,370,755	7,548,884	0.6%
	Breville Group, Ltd.	788,368	8,921,355	0.7%
	Carsales.com, Ltd.	1,320,135	12,076,314	0.9%
	Cleanaway Waste Management, Ltd.	8,694,486	10,490,102	0.8%
	CSR, Ltd.	3,445,365	8,280,714	0.6%
	Elders, Ltd.	1,232,076	6,908,087	0.5%
	Healius, Ltd.	4,144,191	6,931,385	0.5%
	IGO, Ltd.	3,070,006	9,313,395	0.7%
	Iluka Resources, Ltd.	1,361,287	6,752,038	0.5%
#	InvoCare, Ltd.	1,186,587	7,935,190	0.6%
	IRESS, Ltd.	1,132,562	8,261,080	0.6%
#	JB Hi-Fi, Ltd.	532,116	12,029,759	0.9%
#	Metcash, Ltd.	7,963,936	12,845,372	1.0%
#	Mineral Resources, Ltd.	1,213,862	13,082,811	1.0%
*	NEXTDC, Ltd.	2,176,341	12,419,886	1.0%
	nib holdings, Ltd.	3,261,361	10,422,419	0.8%
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	8,552,466	0.7%
#*	Nufarm, Ltd.	2,076,155	7,051,021	0.6%
	Orora, Ltd.	8,341,282	13,862,055	1.1%
	OZ Minerals, Ltd.	2,218,981	12,790,711	1.0%
	Pendal Group, Ltd.	2,052,929	7,290,853	0.6%
#	Perpetual, Ltd.	350,481	6,812,863	0.5%
	Premier Investments, Ltd.	732,415	7,340,343	0.6%
	Regis Resources, Ltd.	3,188,786	9,117,917	0.7%
*	Saracen Mineral Holdings, Ltd.	6,862,422	18,820,844	1.5%
#*	Silver Lake Resources, Ltd.	7,807,789	9,643,652	0.8%
	Spark Infrastructure Group	11,520,334	14,149,222	1.1%
#	St Barbara, Ltd.	5,157,916	8,489,655	0.7%
	Steadfast Group, Ltd.	5,683,479	11,223,075	0.9%
	Technology One, Ltd.	1,748,272	10,724,852	0.8%
*	Vocus Group, Ltd.	4,546,270	9,025,141	0.7%
	Other Securities		343,964,245	26.6%

TOTAL AUSTRALIA			673,090,641	52.2%

CHINA — (1.0%)
	Other Securities		13,652,716	1.1%

HONG KONG — (24.0%)
#	HKBN, Ltd.	4,262,500	7,340,509	0.6%
	Luk Fook Holdings International, Ltd.	3,902,000	8,355,100	0.7%
	Man Wah Holdings, Ltd.	15,887,200	9,123,702	0.7%
#	United Laboratories International Holdings, Ltd. (The)	7,996,000	6,906,713	0.5%
	VTech Holdings, Ltd.	1,438,200	10,844,019	0.9%
	Other Securities		275,903,379	21.3%

TOTAL HONG KONG			318,473,422	24.7%

JAPAN — (0.1%)
	Other Security		545,684	0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
NEW ZEALAND — (6.1%)
Chorus, Ltd.	3,219,258	$14,048,975	1.1%
Infratil, Ltd.	4,079,957	11,423,845	0.9%
Mainfreight, Ltd.	338,941	7,521,649	0.6%
SKYCITY Entertainment Group, Ltd.	4,624,657	7,463,752	0.6%
Other Securities		40,759,812	3.1%

TOTAL NEW ZEALAND		81,218,033	6.3%

SINGAPORE — (14.5%)
# IGG, Inc.	10,817,000	6,877,494	0.5%
Keppel Infrastructure Trust	19,465,946	6,816,898	0.5%
# Sembcorp Industries, Ltd.	7,106,600	8,141,362	0.6%
# Singapore Post, Ltd.	13,246,100	6,825,628	0.5%
# Singapore Press Holdings, Ltd.	7,633,400	8,197,145	0.6%
StarHub, Ltd.	7,155,500	7,538,071	0.6%
Venture Corp., Ltd.	971,100	10,852,703	0.8%
Yangzijiang Shipbuilding Holdings Ltd.	20,062,000	13,911,602	1.1%
Other Securities		123,301,671	9.7%

TOTAL SINGAPORE		192,462,574	14.9%

UNITED STATES — (0.3%)
Other Securities		3,850,943	0.3%

TOTAL COMMON STOCKS		1,283,294,013	99.6%

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
Other Securities		2,149	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,689,994,287)		1,283,296,162

		Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@§ The DFA Short Term Investment Fund	3,817,980	44,177,849	3.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,734,164,083)		$1,327,474,011	103.0%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,101,787	$667,988,854	—	$673,090,641
China	—	13,652,716	—	13,652,716
Hong Kong	55,118	318,418,304	—	318,473,422
Japan	—	545,684	—	545,684
New Zealand	—	81,218,033	—	81,218,033
Singapore	—	192,462,574	—	192,462,574
United States	92,544	3,758,399	—	3,850,943
Rights/Warrants
Singapore	—	2,149	—	2,149
Securities Lending Collateral	—	44,177,849	—	44,177,849

TOTAL	$5,249,449	$1,322,224,562	—	$1,327,474,011

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (2.4%)
Other Securities		$37,034,154	2.5%

CONSUMER DISCRETIONARY — (19.1%)
B&M European Value Retail SA	3,874,468	16,202,811	1.1%
Bellway P.L.C	533,292	17,844,656	1.2%
* Boohoo Group P.L.C	4,032,544	16,385,934	1.1%
Countryside Properties P.L.C	2,676,835	13,637,915	0.9%
Domino’s Pizza Group P.L.C	3,598,386	15,593,195	1.0%
Games Workshop Group P.L.C	205,563	15,557,948	1.0%
Greggs P.L.C	617,131	14,194,734	0.9%
Inchcape P.L.C	2,472,981	15,577,529	1.0%
Moneysupermarket.com Group P.L.C	3,466,544	13,811,687	0.9%
Vistry Group P.L.C	1,402,614	14,244,330	0.9%
WH Smith P.L.C	704,933	11,127,102	0.7%
Other Securities		131,211,005	8.8%

TOTAL CONSUMER DISCRETIONARY		295,388,846	19.5%

CONSUMER STAPLES — (6.4%)
Britvic P.L.C	1,585,438	14,593,509	1.0%
Cranswick P.L.C	379,748	17,762,216	1.2%
Fevertree Drinks P.L.C	610,255	13,319,554	0.9%
Tate & Lyle P.L.C	2,642,463	23,677,422	1.6%
Other Securities		29,949,151	1.8%

TOTAL CONSUMER STAPLES		99,301,852	6.5%

ENERGY — (2.2%)
Other Securities		33,585,658	2.2%

FINANCIALS — (14.9%)
Beazley P.L.C	2,964,842	14,659,781	1.0%
Close Brothers Group P.L.C	1,010,082	13,851,255	0.9%
IG Group Holdings P.L.C	2,614,873	24,784,386	1.6%
Intermediate Capital Group P.L.C	1,179,480	16,685,857	1.1%
Man Group P.L.C	10,433,201	17,479,855	1.2%
Quilter P.L.C	10,292,590	15,918,055	1.1%
TP ICAP P.L.C	3,733,089	15,937,371	1.1%
Other Securities		110,858,821	7.2%

TOTAL FINANCIALS		230,175,381	15.2%

HEALTH CARE — (3.4%)
ConvaTec Group P.L.C	4,782,680	12,774,170	0.8%
Other Securities		40,894,149	2.7%

TOTAL HEALTH CARE		53,668,319	3.5%

INDUSTRIALS — (27.1%)
Babcock International Group P.L.C	3,043,024	16,117,879	1.1%
Balfour Beatty P.L.C	4,805,553	15,640,645	1.0%
Diploma P.L.C	780,435	16,915,682	1.1%
G4S P.L.C	9,287,044	12,749,084	0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Grafton Group P.L.C	1,587,551	$12,667,710	0.8%
Hays P.L.C	9,080,700	12,371,760	0.8%
HomeServe P.L.C	959,826	13,444,910	0.9%
Howden Joinery Group P.L.C	3,370,761	22,227,495	1.5%
IMI P.L.C	1,745,630	18,151,194	1.2%
John Laing Group P.L.C	2,506,978	11,501,156	0.8%
QinetiQ Group P.L.C	3,964,771	15,161,894	1.0%
Rotork P.L.C	5,397,898	16,827,519	1.1%
Signature Aviation P.L.C	5,602,723	13,759,791	0.9%
Travis Perkins P.L.C	1,545,039	20,174,312	1.3%
Ultra Electronics Holdings P.L.C	591,619	14,646,810	1.0%
Other Securities		186,477,111	12.3%

TOTAL INDUSTRIALS		418,834,952	27.6%

INFORMATION TECHNOLOGY — (8.2%)
Electrocomponents P.L.C	2,748,853	19,967,713	1.3%
Softcat P.L.C	810,023	11,502,047	0.8%
Spectris P.L.C	704,273	23,748,569	1.6%
Spirent Communications P.L.C	4,124,361	12,476,072	0.8%
Other Securities		58,928,665	3.8%

TOTAL INFORMATION TECHNOLOGY		126,623,066	8.3%

MATERIALS — (6.7%)
Centamin P.L.C	8,142,932	15,766,130	1.0%
Marshalls P.L.C	1,450,097	11,614,043	0.8%
Victrex P.L.C	608,813	15,254,389	1.0%
Other Securities		60,936,224	4.0%

TOTAL MATERIALS		103,570,786	6.8%

REAL ESTATE — (4.7%)
Grainger P.L.C	4,445,647	14,936,110	1.0%
# IWG P.L.C	4,261,590	12,743,575	0.9%
Savills P.L.C	1,018,529	12,399,395	0.8%
St. Modwen Properties P.L.C	2,718,738	12,599,082	0.8%
Other Securities		20,959,282	1.4%

TOTAL REAL ESTATE		73,637,444	4.9%

UTILITIES — (2.6%)
Pennon Group P.L.C	1,702,549	23,443,830	1.5%
Other Securities		16,621,887	1.1%

TOTAL UTILITIES		40,065,717	2.6%

TOTAL COMMON STOCKS (Cost $1,836,577,231)		1,511,886,175	99.6%

		Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	3,058,453	35,389,358	2.3%

TOTAL INVESTMENTS—(100.0%) (Cost $1,871,958,338)		$1,547,275,533	101.9%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$37,034,154	—	$37,034,154
Consumer Discretionary	—	295,388,846	—	295,388,846
Consumer Staples	—	99,301,852	—	99,301,852
Energy	—	33,585,658	—	33,585,658
Financials	—	230,175,381	—	230,175,381
Health Care	—	53,668,319	—	53,668,319
Industrials	—	418,834,952	—	418,834,952
Information Technology	—	126,623,066	—	126,623,066
Materials	—	103,570,786	—	103,570,786
Real Estate	—	73,637,444	—	73,637,444
Utilities	—	40,065,717	—	40,065,717
Securities Lending Collateral	—	35,389,358	—	35,389,358

TOTAL	—	$1,547,275,533	—	$1,547,275,533

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (90.3%)
AUSTRIA — (3.2%)
Other Securities		$158,666,494	3.5%

BELGIUM — (3.6%)
Ackermans & van Haaren NV	169,457	22,459,429	0.5%
Elia Group SA	195,211	22,445,918	0.5%
Other Securities		130,163,119	2.9%

TOTAL BELGIUM		175,068,466	3.9%

DENMARK — (4.8%)
# Pandora A.S	509,474	18,116,145	0.4%
* Royal Unibrew A.S	347,808	26,908,597	0.6%
SimCorp A.S	282,473	26,091,698	0.6%
# Topdanmark A.S	467,367	18,866,343	0.4%
Other Securities		147,133,168	3.3%

TOTAL DENMARK		237,115,951	5.3%

FINLAND — (5.9%)
Huhtamaki Oyj	689,459	25,733,407	0.6%
Kesko Oyj, Class B	1,512,192	24,639,804	0.6%
Metso Oyj	667,333	18,514,555	0.4%
# Nokian Renkaat Oyj	883,124	18,762,255	0.4%
Orion Oyj, Class B	661,199	33,601,033	0.7%
# Valmet Oyj	947,069	21,658,579	0.5%
Other Securities		146,519,322	3.2%

TOTAL FINLAND		289,428,955	6.4%

FRANCE — (9.1%)
Ingenico Group SA	410,246	51,616,231	1.2%
Rexel SA	2,202,448	20,570,368	0.5%
Rubis SCA	567,106	25,407,772	0.6%
Other Securities		348,314,732	7.6%

TOTAL FRANCE		445,909,103	9.9%

GERMANY — (14.3%)
Bechtle AG	219,385	31,726,910	0.7%
CTS Eventim AG & Co. KGaA	416,756	17,325,294	0.4%
Freenet AG	1,025,255	19,449,778	0.4%
GEA Group AG	879,706	20,187,392	0.5%
Gerresheimer AG	254,880	20,270,422	0.5%
Grand City Properties SA	809,750	16,933,419	0.4%
Lanxess AG	602,345	29,638,624	0.7%
#* OSRAM Licht AG	602,174	26,498,333	0.6%
Rheinmetall AG	315,288	21,338,429	0.5%
TAG Immobilien AG	954,559	20,908,346	0.5%
Other Securities		476,571,464	10.4%

TOTAL GERMANY		700,848,411	15.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
IRELAND — (0.5%)
Other Securities		$25,736,870	0.6%

ISRAEL — (3.3%)
Other Securities		161,927,098	3.6%

ITALY — (8.9%)
Hera SpA	4,939,246	18,283,795	0.4%
Italgas SpA	3,480,238	19,499,148	0.4%
# Prysmian SpA	1,011,006	19,075,650	0.4%
# Unione di Banche Italiane SpA	7,777,728	22,296,206	0.5%
Other Securities		359,442,420	8.0%

TOTAL ITALY		438,597,219	9.7%

NETHERLANDS — (7.4%)
# Aalberts NV	720,308	20,283,657	0.5%
ASM International NV	322,669	35,674,395	0.8%
ASR Nederland NV	873,857	23,418,651	0.5%
# BE Semiconductor Industries NV	550,104	22,766,489	0.5%
Euronext NV	372,261	31,252,799	0.7%
# IMCD NV	357,089	31,532,400	0.7%
* Just Eat Takeaway.com NV	187,426	19,265,738	0.4%
Other Securities		181,142,411	4.0%

TOTAL NETHERLANDS		365,336,540	8.1%

NORWAY — (2.0%)
Other Securities		98,171,422	2.2%

PORTUGAL — (0.8%)
Other Securities		40,514,478	0.9%

SPAIN — (5.7%)
Acciona SA	173,951	17,241,106	0.4%
Bolsas y Mercados Espanoles SHMSF SA	501,422	18,296,087	0.4%
Enagas SA	991,410	23,141,213	0.5%
Viscofan SA	280,336	17,966,233	0.4%
Other Securities		202,527,633	4.5%

TOTAL SPAIN		279,172,272	6.2%

SWEDEN — (7.0%)
Other Securities		346,399,966	7.7%

SWITZERLAND — (13.3%)
Allreal Holding AG	114,189	21,209,678	0.5%
* ams AG	1,516,165	19,902,480	0.4%
Belimo Holding AG	3,028	20,159,196	0.5%
Cembra Money Bank AG	187,433	17,818,848	0.4%
Georg Fischer AG	31,555	23,549,456	0.5%
Helvetia Holding AG	216,663	19,750,026	0.4%
PSP Swiss Property AG	331,480	38,507,157	0.9%
Sunrise Communications Group AG	271,523	21,749,410	0.5%
VAT Group AG	205,035	33,839,258	0.8%
Other Securities		436,600,969	9.6%

TOTAL SWITZERLAND		653,086,478	14.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED KINGDOM — (0.5%)
* Dialog Semiconductor P.L.C	601,965	$18,904,625	0.4%
Other Security		4,026,556	0.1%

TOTAL UNITED KINGDOM		22,931,181	0.5%

TOTAL COMMON STOCKS		4,438,910,904	98.6%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Other Securities		31,562,840	0.7%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		4,799	0.0%

NORWAY — (0.0%)
Other Security		103,927	0.0%

ISRAEL — (0.0%)
Other Security		12,464	0.0%

TOTAL RIGHTS/WARRANTS		121,190	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,808,610,615)		4,470,594,934

		Value†
SECURITIES LENDING COLLATERAL — (9.1%)
@§ The DFA Short Term Investment Fund	38,464,244	445,069,770	9.9%

TOTAL INVESTMENTS—(100.0%) (Cost $5,253,612,807)		$4,915,664,704	109.2%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$158,666,494	—	$158,666,494
Belgium	$1,814,330	173,254,136	—	175,068,466
Denmark	—	237,115,951	—	237,115,951
Finland	—	289,428,955	—	289,428,955
France	—	445,909,103	—	445,909,103
Germany	16,917,414	683,930,997	—	700,848,411
Ireland	—	25,736,870	—	25,736,870
Israel	617,686	161,309,412	—	161,927,098
Italy	—	438,597,219	—	438,597,219
Netherlands	—	365,336,540	—	365,336,540
Norway	196,521	97,974,901	—	98,171,422
Portugal	—	40,514,478	—	40,514,478
Spain	—	279,172,272	—	279,172,272
Sweden	—	346,399,966	—	346,399,966

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$653,086,478	—	$653,086,478
United Kingdom	—	22,931,181	—	22,931,181
Preferred Stocks
Germany	—	31,562,840	—	31,562,840
Rights/Warrants
France	—	4,799	—	4,799
Israel	—	12,464	—	12,464
Norway	—	103,927	—	103,927
Securities Lending Collateral	—	445,069,770	—	445,069,770

TOTAL	$19,545,951	$4,896,118,753	—	$4,915,664,704

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (87.2%)
COMMUNICATION SERVICES — (1.5%)
Other Securities		$13,996,737	1.7%

CONSUMER DISCRETIONARY — (4.6%)
BRP, Inc.	198,471	5,940,085	0.7%
#* Great Canadian Gaming Corp.	428,062	8,337,053	1.0%
Other Securities		28,891,733	3.5%

TOTAL CONSUMER DISCRETIONARY		43,168,871	5.2%

CONSUMER STAPLES — (4.9%)
# Jamieson Wellness, Inc.	275,646	6,231,962	0.8%
# Premium Brands Holdings Corp.	169,351	10,212,524	1.2%
Primo Water Corp. BLKVVX9	860,792	8,812,304	1.1%
Other Securities		21,383,086	2.5%

TOTAL CONSUMER STAPLES		46,639,876	5.6%

ENERGY — (11.0%)
# ARC Resources, Ltd.	2,215,726	9,343,950	1.1%
Gibson Energy, Inc.	940,791	13,402,698	1.6%
* Parex Resources, Inc.	783,991	8,594,923	1.0%
# PrairieSky Royalty, Ltd.	939,049	6,867,717	0.8%
Tourmaline Oil Corp.	924,973	9,170,320	1.1%
Other Securities		56,403,555	7.0%

TOTAL ENERGY		103,783,163	12.6%

FINANCIALS — (8.0%)
# Canadian Western Bank	451,802	7,150,543	0.9%
ECN Capital Corp.	2,488,693	7,062,278	0.9%
Element Fleet Management Corp.	1,454,521	10,731,657	1.3%
# Laurentian Bank of Canada	412,090	9,204,266	1.1%
Other Securities		41,783,022	5.0%

TOTAL FINANCIALS		75,931,766	9.2%

HEALTH CARE — (1.3%)
Other Securities		11,805,285	1.4%

INDUSTRIALS — (11.3%)
#* ATS Automation Tooling Systems, Inc.	454,823	6,747,437	0.8%
Finning International, Inc.	791,189	10,043,687	1.2%
Morneau Shepell, Inc.	401,948	9,716,980	1.2%
# Richelieu Hardware, Ltd.	361,973	6,875,654	0.8%
# Stantec, Inc.	544,655	16,054,596	1.9%
TFI International, Inc.	522,189	14,480,761	1.8%
Other Securities		43,201,334	5.3%

TOTAL INDUSTRIALS		107,120,449	13.0%

INFORMATION TECHNOLOGY — (5.6%)
#* BlackBerry, Ltd.	1,068,371	4,559,161	0.6%
#* BlackBerry, Ltd.	1,509,373	6,460,116	0.8%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INFORMATION TECHNOLOGY — (Continued)
	Enghouse Systems, Ltd.	268,465	$10,058,156	1.2%
*	Kinaxis, Inc.	157,530	15,835,050	1.9%
	Other Securities		16,001,943	1.9%

TOTAL INFORMATION TECHNOLOGY			52,914,426	6.4%

MATERIALS — (29.0%)
*	Alacer Gold Corp.	2,084,220	10,690,995	1.3%
	Alamos Gold, Inc., Class A	2,227,027	17,935,247	2.2%
	B2Gold Corp.	1,281,810	6,482,950	0.8%
	Centerra Gold, Inc.	1,540,453	12,317,428	1.5%
	Dundee Precious Metals, Inc.	1,302,522	6,073,040	0.7%
*	Eldorado Gold Corp.	700,703	6,680,072	0.8%
#*	Endeavour Mining Corp.	442,456	7,965,759	1.0%
*	IAMGOLD Corp.	2,447,564	8,563,265	1.0%
*	Ivanhoe Mines, Ltd., Class A	3,084,210	6,469,983	0.8%
	Osisko Gold Royalties, Ltd.	894,514	8,167,879	1.0%
#	Pan American Silver Corp.	1,105,470	23,507,963	2.8%
#*	Sandstorm Gold, Ltd.	1,125,794	8,743,010	1.1%
*	SSR Mining, Inc.	785,205	13,758,504	1.7%
#	Stella-Jones, Inc.	244,702	6,100,190	0.7%
*	Torex Gold Resources, Inc.	477,516	6,795,928	0.8%
*	Wesdome Gold Mines Ltd.	923,729	7,074,213	0.9%
	West Fraser Timber Co., Ltd.	241,862	6,731,372	0.8%
	Winpak, Ltd.	190,506	6,343,585	0.8%
	Yamana Gold, Inc.	3,304,447	15,573,241	1.9%
	Other Securities		88,262,155	10.5%

TOTAL MATERIALS			274,236,779	33.1%

REAL ESTATE — (3.6%)
	Altus Group, Ltd.	261,893	7,907,872	0.9%
	Colliers International Group, Inc.	165,544	9,085,029	1.1%
#	Tricon Capital Group, Inc.	1,104,900	6,421,668	0.8%
	Other Securities		10,792,745	1.3%

TOTAL REAL ESTATE			34,207,314	4.1%

UTILITIES — (6.4%)
	Boralex, Inc., Class A	549,954	10,647,840	1.3%
	Capital Power Corp.	771,649	14,934,605	1.8%
	Innergex Renewable Energy, Inc.	800,557	10,743,492	1.3%
	TransAlta Corp. 2901628	1,784,708	10,500,922	1.3%
#	TransAlta Renewables, Inc.	652,739	7,052,836	0.9%
	Other Securities		7,036,158	0.8%
TOTAL UTILITIES			60,915,853	7.4%

TOTAL COMMON STOCKS			824,720,519	99.7%

RIGHTS/WARRANTS — (0.1%)
ENERGY — (0.0%)
	Other Security		54	0.0%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
MATERIALS — (0.1%)
Other Security		$900,679	0.1%

TOTAL RIGHTS/WARRANTS		900,733	0.1%

TOTAL INVESTMENT SECURITIES (Cost $1,142,670,703)		825,621,252

		Value†
SECURITIES LENDING COLLATERAL — (12.7%)
@§ The DFA Short Term Investment Fund	10,363,134	119,911,823	14.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,262,557,300)		$945,533,075	114.3%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$13,996,737	—	—	$13,996,737
Consumer Discretionary	41,557,408	$1,611,463	—	43,168,871
Consumer Staples	46,639,876	—	—	46,639,876
Energy	103,782,486	677	—	103,783,163
Financials	75,931,766	—	—	75,931,766
Health Care	11,805,285	—	—	11,805,285
Industrials	107,120,449	—	—	107,120,449
Information Technology	52,914,426	—	—	52,914,426
Materials	274,236,418	361	—	274,236,779
Real Estate	34,207,314	—	—	34,207,314
Utilities	60,915,853	—	—	60,915,853
Rights/Warrants
Energy	—	54	—	54
Materials	—	900,679	—	900,679
Securities Lending Collateral	—	119,911,823	—	119,911,823

TOTAL	$823,108,018	$122,425,057	—	$945,533,075

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (96.9%)
BRAZIL — (4.2%)
Vale SA	3,260,013	$26,893,500	0.5%
Other Securities		199,521,427	3.7%

TOTAL BRAZIL		226,414,927	4.2%

CHILE — (0.8%)
Other Securities		43,561,794	0.8%

CHINA — (29.6%)
* Alibaba Group Holding, Ltd., Sponsored ADR	820,397	166,269,873	3.1%
* Baidu, Inc., Sponsored ADR	251,456	25,379,454	0.5%
Bank of China, Ltd., Class H	47,943,181	18,252,100	0.3%
China Construction Bank Corp., Class H	76,613,590	61,494,905	1.2%
China Merchants Bank Co., Ltd., Class H	3,814,554	18,051,647	0.3%
# China Mobile, Ltd., Sponsored ADR	985,751	39,400,467	0.7%
China Overseas Land & Investment, Ltd.	8,252,500	30,484,287	0.6%
# China Pacific Insurance Group Co., Ltd., Class H	4,381,600	14,496,215	0.3%
China Resources Land, Ltd.	5,224,666	21,589,382	0.4%
Country Garden Holdings Co., Ltd.	13,960,087	18,083,552	0.3%
# Geely Automobile Holdings, Ltd.	9,846,000	15,315,665	0.3%
Hengan International Group Co., Ltd.	1,801,500	16,020,639	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	51,034,185	34,218,887	0.6%
Longfor Group Holdings, Ltd.	2,962,500	15,061,441	0.3%
NetEase, Inc., ADR	66,818	23,049,537	0.4%
Ping An Insurance Group Co. of China, Ltd., Class H	5,575,000	56,732,640	1.1%
Shenzhou International Group Holdings, Ltd.	1,251,200	14,440,889	0.3%
Sino Biopharmaceutical, Ltd.	13,413,000	19,550,777	0.4%
# Sunac China Holdings, Ltd.	4,813,000	21,529,758	0.4%
Tencent Holdings, Ltd.	4,136,100	217,432,430	4.1%
* Vipshop Holdings, Ltd., ADR	978,073	15,580,703	0.3%
Yum China Holdings, Inc.	404,145	19,584,867	0.4%
Other Securities		700,426,910	13.1%

TOTAL CHINA		1,582,447,025	29.7%

COLOMBIA — (0.2%)
Other Securities		13,457,692	0.2%

CZECH REPUBLIC — (0.1%)
Other Securities		5,175,884	0.1%

EGYPT — (0.1%)
Other Securities		5,721,808	0.1%

GREECE — (0.3%)
Other Securities		14,600,465	0.3%

HUNGARY — (0.4%)
Other Securities		19,309,144	0.4%

INDIA — (11.4%)
* Bharti Airtel, Ltd.	2,109,825	14,375,148	0.3%

THE EMERGING MARKETS SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDIA — (Continued)
HDFC Bank Ltd.	2,767,968	$36,282,920	0.7%
Hindustan Unilever, Ltd.	860,496	25,029,633	0.5%
Housing Development Finance Corp., Ltd.	950,283	24,039,098	0.5%
Infosys, Ltd.	3,098,099	28,940,119	0.5%
Reliance Industries, Ltd.	2,888,961	56,093,472	1.1%
Tata Consultancy Services, Ltd.	1,056,733	28,045,010	0.5%
Other Securities		394,067,524	7.3%

TOTAL INDIA		606,872,924	11.4%

INDONESIA — (2.0%)
Bank Central Asia Tbk PT	8,034,700	13,917,625	0.3%
Other Securities		93,995,339	1.7%

TOTAL INDONESIA		107,912,964	2.0%

MALAYSIA — (2.4%)
Public Bank Bhd	3,656,014	13,894,928	0.3%
Other Securities		112,365,395	2.1%

TOTAL MALAYSIA		126,260,323	2.4%

MEXICO — (2.5%)
# America Movil S.A.B. de C.V	42,138,949	25,457,163	0.5%
# Wal-Mart de Mexico S.A.B. de C.V	5,908,041	14,259,605	0.3%
Other Securities		93,426,057	1.7%

TOTAL MEXICO		133,142,825	2.5%

PERU — (0.2%)
Other Securities		9,106,694	0.2%

PHILIPPINES — (1.1%)
Other Securities		57,478,880	1.1%

POLAND — (1.0%)
Other Securities		53,217,670	1.0%

QATAR — (0.0%)
Other Securities		449,578	0.0%

RUSSIA — (1.6%)
Lukoil PJSC, Sponsored ADR	240,181	15,668,865	0.3%
Other Securities		67,591,584	1.3%

TOTAL RUSSIA		83,260,449	1.6%

SAUDI ARABIA — (0.1%)
Other Securities		4,263,526	0.1%

SOUTH AFRICA — (4.8%)
AngloGold Ashanti, Ltd., Sponsored ADR	1,137,975	27,755,210	0.5%
Gold Fields, Ltd., Sponsored ADR	3,335,761	24,484,486	0.5%
Naspers, Ltd., Class N	236,845	36,864,544	0.7%
Other Securities		168,712,643	3.1%

TOTAL SOUTH AFRICA		257,816,883	4.8%

THE EMERGING MARKETS SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (14.1%)
LG Electronics, Inc.	320,927	$14,443,342	0.3%
NAVER Corp.	89,419	14,497,553	0.3%
Samsung Electronics Co., Ltd.	4,912,950	202,008,351	3.8%
Samsung Electronics Co., Ltd. US7960508882, GDR	49,401	51,333,104	1.0%
SK Hynix, Inc.	683,251	47,019,660	0.9%
Other Securities		425,498,339	7.9%

TOTAL SOUTH KOREA		754,800,349	14.2%

TAIWAN — (16.5%)
ASE Technology Holding Co., Ltd.	7,079,782	15,771,711	0.3%
China Steel Corp.	20,917,932	14,010,136	0.3%
E.Sun Financial Holding Co., Ltd.	16,099,057	14,627,445	0.3%
Hon Hai Precision Industry Co., Ltd.	8,462,322	21,747,882	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	21,917,808	221,102,370	4.1%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,261,386	67,017,438	1.3%
Other Securities		525,986,054	9.8%

TOTAL TAIWAN		880,263,036	16.5%

THAILAND — (2.8%)
Other Securities		151,995,708	2.8%

TURKEY — (0.7%)
Other Securities		35,548,892	0.7%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		538,410	0.0%

TOTAL COMMON STOCKS		5,173,617,850	97.1%

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Itau Unibanco Holding SA	4,059,008	16,996,196	0.3%
Other Securities		33,456,607	0.7%

TOTAL BRAZIL		50,452,803	1.0%

CHILE — (0.0%)
Other Security		1,029,137	0.0%

COLOMBIA — (0.0%)
Other Securities		2,305,969	0.0%

SOUTH KOREA — (0.0%)
Other Securities		351,578	0.0%

TOTAL PREFERRED STOCKS		54,139,487	1.0%

RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
Other Security		37,214	0.0%

THE EMERGING MARKETS SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (0.0%)
Other Security		$10,614	0.0%

TOTAL RIGHTS/WARRANTS		47,828	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,216,507,462)		5,227,805,165

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	9,785,654	113,229,798	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $4,329,711,711)		$5,341,034,963	100.2%

As of April 30, 2020, The Emerging Markets Series had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	06/19/20	$27,073,892	$29,441,750	$2,367,858
S&P 500® Emini Index	407	06/19/20	52,734,735	59,063,840	6,329,105

Total Futures Contracts			$79,808,627	$88,505,590	$8,696,963

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$226,414,927	—	—	$226,414,927
Chile	43,561,794	—	—	43,561,794
China	407,671,161	$1,174,775,864	—	1,582,447,025
Colombia	13,457,692	—	—	13,457,692
Czech Republic	—	5,175,884	—	5,175,884
Egypt	11,776	5,710,032	—	5,721,808
Greece	—	14,600,465	—	14,600,465
Hungary	—	19,309,144	—	19,309,144
India	30,877,440	575,995,484	—	606,872,924
Indonesia	2,736,495	105,176,469	—	107,912,964
Malaysia	—	126,260,323	—	126,260,323
Mexico	133,142,825	—	—	133,142,825
Peru	9,106,694	—	—	9,106,694
Philippines	3,019,203	54,459,677	—	57,478,880
Poland	—	53,217,670	—	53,217,670
Qatar	—	449,578	—	449,578
Russia	15,797,855	67,462,594	—	83,260,449
Saudi Arabia	—	4,263,526	—	4,263,526
South Africa	67,292,074	190,524,809	—	257,816,883
South Korea	9,339,251	745,461,098	—	754,800,349
Taiwan	74,347,317	805,915,719	—	880,263,036
Thailand	151,995,708	—	—	151,995,708

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Turkey	—	$35,548,892	—	$35,548,892
United Arab Emirates	—	538,410	—	538,410
Preferred Stocks
Brazil	$50,452,803	—	—	50,452,803
Chile	1,029,137	—	—	1,029,137
Colombia	2,305,969	—	—	2,305,969
South Korea	—	351,578	—	351,578
Rights/Warrants
South Korea	—	37,214	—	37,214
Taiwan	—	10,614	—	10,614
Securities Lending Collateral	—	113,229,798	—	113,229,798
Futures Contracts**	8,696,963	—	—	8,696,963

TOTAL	$1,251,257,084	$4,098,474,842	—	$5,349,731,926

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (96.7%)
BRAZIL — (5.6%)
	BR Malls Participacoes SA	5,472,441	$10,103,773	0.2%
	Cia de Saneamento do Parana	2,432,521	11,496,311	0.3%
	Qualicorp Consultoria e Corretora de Seguros SA	2,173,263	10,358,958	0.2%
	Sul America SA	1,514,414	12,462,541	0.3%
	Transmissora Alianca de Energia Eletrica SA	2,457,820	12,429,440	0.3%
	YDUQS Participacoes SA	1,928,102	10,761,120	0.2%
	Other Securities		202,214,645	4.2%

TOTAL BRAZIL			269,826,788	5.7%

CANADA — (0.1%)
	Other Security		4,166,582	0.1%

CHILE — (1.1%)
	Other Securities		53,305,918	1.1%

CHINA — (20.2%)
*	3SBio, Inc.	8,281,000	8,395,410	0.2%
#*	Baozun, Inc., Sponsored ADR	283,293	9,020,049	0.2%
#	BYD Electronic International Co., Ltd.	4,612,000	10,620,169	0.2%
	China Aoyuan Group, Ltd.	9,537,000	11,205,310	0.2%
	China Communications Services Corp., Ltd., Class H	16,766,000	11,951,012	0.3%
	China Everbright, Ltd.	7,078,000	10,820,658	0.2%
	China Lesso Group Holdings, Ltd.	7,690,000	11,019,535	0.2%
	China Medical System Holdings, Ltd.	9,137,500	10,756,396	0.2%
	China Overseas Property Holdings, Ltd.	10,095,000	11,160,839	0.2%
#	Chinasoft International, Ltd.	15,438,000	8,101,568	0.2%
	Far East Horizon, Ltd.	13,038,000	10,554,704	0.2%
#*	GOME Retail Holdings, Ltd.	77,867,000	9,039,924	0.2%
	Greentown Service Group Co., Ltd.	7,256,000	9,549,035	0.2%
*	JOYY, Inc., ADR	133,218	8,120,969	0.2%
	Kingboard Holdings, Ltd.	5,180,421	12,637,930	0.3%
#	Kingdee International Software Group Co., Ltd.	14,416,200	20,617,680	0.4%
	KWG Group Holdings, Ltd.	9,431,950	13,952,626	0.3%
	Minth Group, Ltd.	5,017,000	12,064,006	0.3%
#	Nine Dragons Paper Holdings, Ltd.	11,886,000	11,371,602	0.3%
	Shenzhen International Holdings, Ltd.	7,573,316	14,637,013	0.3%
*	SINA Corp.	241,982	8,171,732	0.2%
	Sinotruk Hong Kong, Ltd.	4,226,000	8,568,390	0.2%
	SSY Group, Ltd.	11,747,152	8,271,578	0.2%
	Uni-President China Holdings, Ltd.	8,633,000	8,667,000	0.2%
	Yuexiu Property Co., Ltd.	53,900,284	10,248,034	0.2%
	Other Securities		697,175,828	14.5%

TOTAL CHINA			966,698,997	20.3%

COLOMBIA — (0.2%)
	Other Securities		7,247,813	0.2%

GREECE — (0.5%)
	Other Securities		23,952,535	0.5%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (0.1%)
Other Securities		$2,519,974	0.1%

HUNGARY — (0.1%)
Other Securities		5,180,849	0.1%

INDIA — (11.5%)
Crompton Greaves Consumer Electricals, Ltd.	2,964,416	8,722,932	0.2%
Ipca Laboratories, Ltd.	386,950	8,256,725	0.2%
Jubilant Foodworks, Ltd.	499,835	10,779,815	0.2%
PI Industries, Ltd.	438,938	9,166,386	0.2%
Tata Consumer Products, Ltd.	2,827,902	13,144,417	0.3%
Other Securities		500,218,536	10.5%

TOTAL INDIA		550,288,811	11.6%

INDONESIA — (1.9%)
Other Securities		93,031,575	2.0%

MALAYSIA — (2.6%)
Other Securities		124,358,674	2.6%

MEXICO — (2.3%)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V	2,491,314	9,118,244	0.2%
Other Securities		102,732,421	2.2%

TOTAL MEXICO		111,850,665	2.4%

PHILIPPINES — (1.2%)
Other Securities		58,882,936	1.2%

POLAND — (1.0%)
Other Securities		46,514,770	1.0%

QATAR — (0.0%)
Other Securities		1,069,255	0.0%

RUSSIA — (0.3%)
Other Securities		15,304,807	0.3%

SAUDI ARABIA — (0.1%)
Other Securities		4,149,187	0.1%

SOUTH AFRICA — (5.4%)
Clicks Group, Ltd.	1,489,117	18,548,849	0.4%
Gold Fields, Ltd.	1,398,586	10,410,527	0.2%
Gold Fields, Ltd., Sponsored ADR	2,024,601	14,860,571	0.3%
#* Harmony Gold Mining Co., Ltd., Sponsored ADR	2,323,915	8,412,572	0.2%
Impala Platinum Holdings, Ltd.	5,393,781	32,169,881	0.7%
* Northam Platinum, Ltd.	2,500,595	12,394,032	0.3%
* Sibanye Stillwater, Ltd.	9,471,405	19,294,880	0.4%
# SPAR Group, Ltd. (The)	1,170,218	11,154,278	0.2%
Other Securities		131,745,759	2.8%

TOTAL SOUTH AFRICA		258,991,349	5.5%

SOUTH KOREA — (14.7%)
# Seegene, Inc.	148,228	11,164,208	0.3%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$694,078,159	14.5%

TOTAL SOUTH KOREA		705,242,367	14.8%

TAIWAN — (23.3%)
Chipbond Technology Corp.	4,387,000	8,258,539	0.2%
# Epistar Corp.	7,963,000	10,137,948	0.2%
King Yuan Electronics Co., Ltd.	6,784,979	8,133,024	0.2%
Other Securities		1,091,438,363	22.9%

TOTAL TAIWAN		1,117,967,874	23.5%

THAILAND — (3.3%)
Other Securities		157,545,289	3.3%

TURKEY — (1.2%)
Other Securities		57,771,017	1.2%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		1,021,772	0.0%

TOTAL COMMON STOCKS		4,636,889,804	97.6%

PREFERRED STOCKS — (1.1%)
BRAZIL — (1.1%)
Cia Paranaense de Energia	878,499	8,788,382	0.2%
Other Securities		44,740,521	0.9%

TOTAL BRAZIL		53,528,903	1.1%

CHILE — (0.0%)
Other Security		803,325	0.0%

COLOMBIA — (0.0%)
Other Securities		379,389	0.0%

TOTAL PREFERRED STOCKS		54,711,617	1.1%

RIGHTS/WARRANTS — (0.0%)
TAIWAN — (0.0%)
Other Securities		45,673	0.0%

THAILAND — (0.0%)
Other Securities		3,405	0.0%

TOTAL RIGHTS/WARRANTS		49,078	0.0%

TOTAL INVESTMENT SECURITIES (Cost $5,507,316,874)		4,691,650,499

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	9,078,365	105,045,762	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $5,612,340,232)		$4,796,696,261	100.9%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$269,826,788	—	—	$269,826,788
Canada	4,166,582	—	—	4,166,582
Chile	53,305,918	—	—	53,305,918
China	66,672,385	$900,026,612	—	966,698,997
Colombia	7,247,813	—	—	7,247,813
Greece	—	23,952,535	—	23,952,535
Hong Kong	—	2,519,974	—	2,519,974
Hungary	—	5,180,849	—	5,180,849
India	1,846,506	548,442,305	—	550,288,811
Indonesia	345,799	92,685,776	—	93,031,575
Malaysia	23,585	124,335,089	—	124,358,674
Mexico	111,841,244	9,421	—	111,850,665
Philippines	—	58,882,936	—	58,882,936
Poland	—	46,514,770	—	46,514,770
Qatar	—	1,069,255	—	1,069,255
Russia	15,304,807	—	—	15,304,807
Saudi Arabia	—	4,149,187	—	4,149,187
South Africa	42,821,358	216,169,991	—	258,991,349
South Korea	1,350,776	703,891,591	—	705,242,367
Taiwan	102,671	1,117,865,203	—	1,117,967,874
Thailand	157,520,102	25,187	—	157,545,289
Turkey	—	57,771,017	—	57,771,017
United Arab Emirates	—	1,021,772	—	1,021,772
Preferred Stocks
Brazil	53,528,903	—	—	53,528,903
Chile	803,325	—	—	803,325
Colombia	379,389	—	—	379,389
Rights/Warrants
Taiwan	—	45,673	—	45,673
Thailand	—	3,405	—	3,405
Securities Lending Collateral	—	105,045,762	—	105,045,762

TOTAL	$787,087,951	$4,009,608,310	—	$4,796,696,261

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series*	Series*	Series*	Series*
ASSETS:
Investment Securities at Value (including $637,919, $158,009, $159,324 and $33,367 of securities on loan, respectively)	$9,376,464	$2,954,099	$1,283,296	$1,511,887
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $595,071, $74,957, $44,170 and $35,381, respectively)	595,253	74,982	44,178	35,389
Segregated Cash for Futures Contracts	10,116	—	—	—
Foreign Currencies at Value	55,205	2,600	3,502	72
Cash	61,426	3,491	24	1,275
Receivables:
Investment Securities Sold	23,162	6,718	595	2,059
Dividends, Interest and Tax Reclaims	74,471	40,679	2,015	5,601
Securities Lending Income	1,009	355	316	59

Total Assets	10,197,106	3,082,924	1,333,926	1,556,342

LIABILITIES:
Payables:
Upon Return of Securities Loaned	595,098	75,011	44,173	35,387
Investment Securities Purchased	1,479	3,489	1,065	1,687
Due to Advisor	1,513	235	98	115
Futures Margin Variation	1,627	—	—	—
Unrealized Loss on Foreign Currency Contracts	28	—	—	—
Accrued Expenses and Other Liabilities	957	306	162	152

Total Liabilities	600,702	79,041	45,498	37,341

NET ASSETS	$9,596,404	$3,003,883	$1,288,428	$1,519,001

Investment Securities at Cost	$12,176,940	$3,087,491	$1,689,994	$1,836,577

Foreign Currencies at Cost	$55,465	$2,608	$3,484	$72

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series*	Series*	Series*	Cap Series*
ASSETS:
Investment Securities at Value (including $420,797, $144,614, $190,326 and $434,342 of securities on loan, respectively)	$4,470,595	$825,621	$5,227,805	$4,691,650
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $445,002, $119,887, $113,204 and $105,023, respectively)	445,070	119,912	113,230	105,046
Segregated Cash for Futures Contracts	—	—	8,459	—
Foreign Currencies at Value	9,413	2,554	30,049	24,491
Cash	5,921	171	48,573	19,102
Receivables:
Investment Securities Sold	4,461	7,779	8,698	8,803
Dividends, Interest and Tax Reclaims	15,745	335	7,270	7,809
Securities Lending Income	964	174	367	1,738
Unrealized Gain on Foreign Currency Contracts	13	1	75	—

Total Assets	4,952,182	956,547	5,444,526	4,858,639

LIABILITIES:
Payables:
Upon Return of Securities Loaned	445,097	119,891	113,234	104,999
Investment Securities Purchased	6,606	9,005	424	—
Due to Advisor	345	60	415	746
Futures Margin Variation	—	—	1,416	—
Accrued Expenses and Other Liabilities	406	84	1,046	995

Total Liabilities	452,454	129,040	116,535	106,740

NET ASSETS	$4,499,728	$827,507	$5,327,991	$4,751,899

Investment Securities at Cost	$4,808,611	$1,142,671	$4,216,507	$5,507,317

Foreign Currencies at Cost	$9,348	$2,558	$30,449	$24,456

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $17,642, $5,110, $414 and $216, respectively)	$166,389	$46,037	$19,897	$31,264
Income from Securities Lending	2,415	2,754	2,250	311

Total Investment Income	168,804	48,791	22,147	31,575

Expenses
Investment Management Fees	11,417	1,714	752	1,009
Accounting & Transfer Agent Fees	246	78	39	49
Custodian Fees	369	210	129	45
Shareholders’ Reports	7	7	7	7
Directors’/Trustees’ Fees & Expenses	31	9	4	6
Professional Fees	90	26	12	16
Other	120	40	18	23

Total Expenses	12,280	2,084	961	1,155

Fees Paid Indirectly (Note C)	(435)	(44)	(25)	(11)

Net Expenses	11,845	2,040	936	1,144

Net Investment Income (Loss)	156,959	46,751	21,211	30,431

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(127,766)	(8,018)	(15,128)	9,031
Affiliated Investment Companies Shares Sold	(14)	(13)	(12)	(3)
Futures	5,224	—	1,069	(365)
Foreign Currency Transactions	(2,418)	(221)	(593)	(381)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,012,958)	(547,683)	(301,517)	(476,890)
Affiliated Investment Companies Shares	150	15	3	5
Futures	11,212	—	—	—
Translation of Foreign Currency-Denominated Amounts	26	307	4	(364)

Net Realized and Unrealized Gain (Loss)	(3,126,544)	(555,613)	(316,174)	(468,967)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,969,585)	$(508,862)	$(294,963)	$(438,536)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series#	Series#	Series#	Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,572, $2,056, $7,104 and $5,498, respectively)	$34,520	$11,921	$52,164	$49,546
Income from Securities Lending	6,123	1,321	1,881	14,449

Total Investment Income	40,643	13,242	54,045	63,995

Expenses
Investment Management Fees	2,651	527	2,856	5,930
Accounting & Transfer Agent Fees	118	27	127	131
Custodian Fees	305	27	907	1,300
Shareholders’ Reports	7	7	7	7
Directors’/Trustees’ Fees & Expenses	14	3	15	17
Professional Fees	41	8	69	84
Other	52	10	51	67

Total Expenses	3,188	609	4,032	7,536

Fees Paid Indirectly (Note C)	(65)	(5)	(227)	(174)

Net Expenses	3,123	604	3,805	7,362

Net Investment Income (Loss)	37,520	12,638	50,240	56,633

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	13,539	(98,654)	(37,247)	(267,359)
Affiliated Investment Companies Shares Sold	(41)	(6)	(11)	(6)
Futures	(109)	—	(4,089)	8,176
Foreign Currency Transactions	(158)	(336)	(3,493)	(4,953)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(938,313)	(98,892)	(807,082)	(897,999)
Affiliated Investment Companies Shares	9	5	6	(2)
Futures	—	—	8,293	(755)
Translation of Foreign Currency-Denominated Amounts	3	3	(288)	(686)

Net Realized and Unrealized Gain (Loss)	(925,070)	(197,880)	(843,911)	(1,163,584)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(887,550)	$(185,242)	$(793,671)	$(1,106,951)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International		The Japanese Small		The Asia Pacific Small
	Value Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2020	2019	2020	2019	2020	2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$156,959	$472,464	$46,751	$81,603	$21,211	$68,215
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(127,766)	(46,440)	(8,018)	63,546	(15,128)	28,597
Affiliated Investment Companies Shares Sold	(14)	14	(13)	—	(12)	3
Futures	5,224	3,070	—	—	1,069	(97)
Foreign Currency Transactions	(2,418)	928	(221)	893	(593)	(572)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,012,958)	(6,446)	(547,683)	2,479	(301,517)	(10,141)
Affiliated Investment Companies Shares	150	(10)	15	10	3	4
Futures	11,212	7,836	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	26	652	307	9	4	16

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,969,585)	432,068	(508,862)	148,540	(294,963)	86,025

Transactions in Interest:
Contributions	838,373	903,879	60,201	105,276	61,804	84,771
Withdrawals	(693,234)	(1,068,437)	(295,633)	(339,736)	(120,256)	(259,324)

Net Increase (Decrease) from Transactions in Interest	145,139	(164,558)	(235,432)	(234,460)	(58,452)	(174,553)

Total Increase (Decrease) in Net Assets	(2,824,446)	267,510	(744,294)	(85,920)	(353,415)	(88,528)
Net Assets
Beginning of Period	12,420,850	12,153,340	3,748,177	3,834,097	1,641,843	1,730,371

End of Period	$9,596,404	$12,420,850	$3,003,883	$3,748,177	$1,288,428	$1,641,843

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small		The Continental Small		The Canadian Small
	Company Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2020	2019	2020	2019	2020	2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$30,431	$76,252	$37,520	$146,906	$12,638	$26,482
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	9,031	45,398	13,539	271,616	(98,654)	(81,417)
Affiliated Investment Companies Shares Sold	(3)	2	(41)	7	(6)	(6)
Futures	(365)	—	(109)	—	—	—
Foreign Currency Transactions	(381)	(1,016)	(158)	(101)	(336)	172
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(476,890)	105,943	(938,313)	20,336	(98,892)	60,948
Affiliated Investment Companies Shares	5	1	9	46	5	16
Translation of Foreign Currency-Denominated Amounts	(364)	552	3	63	3	6

Net Increase (Decrease) in Net Assets Resulting from Operations	(438,536)	227,132	(887,550)	438,873	(185,242)	6,201

Transactions in Interest:
Contributions	5,430	92,887	133,628	223,410	1,116	99,460
Withdrawals	(325,344)	(231,393)	(353,845)	(477,048)	(136,982)	(103,857)

Net Increase (Decrease) from Transactions in Interest	(319,914)	(138,506)	(220,217)	(253,638)	(135,866)	(4,397)

Total Increase (Decrease) in Net Assets	(758,450)	88,626	(1,107,767)	185,235	(321,108)	1,804
Net Assets
Beginning of Period	2,277,451	2,188,825	5,607,495	5,422,260	1,148,615	1,146,811

End of Period	$1,519,001	$2,277,451	$4,499,728	$5,607,495	$827,507	$1,148,615

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets		The Emerging Markets
	Series		Small Cap Series
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2020	2019	2020	2019
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$50,240	$177,871	$56,633	$192,591
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(37,247)	(58,802)	(267,359)	60,673
Affiliated Investment Companies Shares Sold	(11)	(6)	(6)	3
Futures	(4,089)	1,845	8,176	(614)
Foreign Currency Transactions	(3,493)	(438)	(4,953)	(2,493)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(807,082)	502,945	(897,999)	564,555
Affiliated Investment Companies Shares	6	9	(2)	19
Futures	8,293	3,110	(755)	3,854
Translation of Foreign Currency-Denominated Amounts	(288)	21	(686)	42

Net Increase (Decrease) in Net Assets Resulting from Operations	(793,671)	626,555	(1,106,951)	818,630

Transactions in Interest:
Contributions	975,720	437,177	428,334	324,046
Withdrawals	(888,220)	(499,219)	(999,851)	(1,018,611)

Net Increase (Decrease) from Transactions in Interest	87,500	(62,042)	(571,517)	(694,565)

Total Increase (Decrease) in Net Assets	(706,171)	564,513	(1,678,468)	124,065
Net Assets
Beginning of Period	6,034,162	5,469,649	6,430,367	6,306,302

End of Period	$5,327,991	$6,034,162	$4,751,899	$6,430,367

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The DFA International Value Series							The Japanese Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Total Return	(24.27	%)(B)	3.60%	(8.10%)	26.53%	(0.10%)	(5.35%)	(13.87	%)(B)	4.47%	(7.46%)	27.10%	14.53%	9.04%

Net Assets, End of Period (thousands)	$9,596,404		$12,420,850	$12,153,340	$12,732,150	$9,729,540	$9,227,905	$3,003,883		$3,748,177	$3,834,097	$3,989,049	$3,132,594	$2,631,688
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.22%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.75	%(C)	3.92%	3.21%	3.33%	3.72%	3.31%	2.73	%(C)	2.32%	1.90%	1.90%	1.99%	1.69%
Portfolio Turnover Rate	4	%(B)	16%	20%	17%	17%	21%	4	%(B)	12%	17%	13%	10%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Total Return	(18.01	%)(B)	5.27%	(8.14%)	16.21%	16.69%	(11.83%)	(21.03	%)(B)	10.67%	(8.90%)	29.87%	(15.82%)	9.95%

Net Assets, End of Period (thousands)	$1,288,428		$1,641,843	$1,730,371	$1,815,705	$1,555,736	$1,228,274	$1,519,001		$2,277,451	$2,188,825	$2,329,912	$1,683,465	$2,084,113
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.13%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13	%(C)	0.13%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.11%	0.12%	0.12%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.82	%(C)	4.11%	3.96%	3.82%	4.00%	4.17%	3.02	%(C)	3.43%	3.23%	3.40%	4.36%	3.44%
Portfolio Turnover Rate	9	%(B)	18%	18%	14%	10%	7%	6	%(B)	18%	14%	9%	15%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Total Return	(15.72	%)(B)	8.43%	(10.78%)	34.27%	6.10%	9.81%	(14.50	%)(B)	1.00%	(10.44%)	12.10%	20.77%	(25.00%)

Net Assets, End of Period (thousands)	$4,499,728		$5,607,495	$5,422,260	$5,751,059	$4,147,925	$3,653,743	$827,507		$1,148,615	$1,146,811	$1,190,222	$933,264	$623,132
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.13%	0.12%	0.13%	0.13%	0.13%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.42	%(C)	2.74%	2.51%	2.33%	2.49%	2.44%	2.40	%(C)	2.37%	2.11%	2.14%	2.52%	2.73%
Portfolio Turnover Rate	6	%(B)	17%	15%	13%	9%	14%	8	%(B)	12%	14%	22%	8%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Total Return	(14.12	%)(B)	11.40%	(11.83%)	25.26%	11.44%	(14.86%)	(17.18	%)(B)	13.47%	(16.06%)	21.55%	14.45%	(9.42%)

Net Assets, End of Period (thousands)	$5,327,991		$6,034,162	$5,469,649	$6,723,207	$4,997,731	$4,403,555	$4,751,899		$6,430,367	$6,306,302	$7,253,457	$5,515,647	$4,898,307
Ratio of Expenses to Average Net Assets	0.13	%(C)	0.14%	0.14%	0.15%	0.15%	0.16%	0.25	%(C)	0.24%	0.24%	0.27%	0.26%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14	%(C)	0.15%	0.14%	0.15%	0.15%	0.16%	0.25	%(C)	0.25%	0.24%	0.27%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.76	%(C)	3.04%	2.40%	2.23%	2.45%	2.39%	1.91	%(C)	2.90%	2.77%	2.78%	2.89%	2.62%
Portfolio Turnover Rate	11	%(B)	9%	12%	8%	5%	9%	7	%(B)	12%	12%	15%	18%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2020, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$435
The Japanese Small Company Series	44
The Asia Pacific Small Company Series	25
The United Kingdom Small Company Series	11
The Continental Small Company Series	65
The Canadian Small Company Series	5
The Emerging Markets Series	227
The Emerging Markets Small Cap Series	174

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2020, the total related amounts paid by the Trust to the CCO were $45 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$327
The Japanese Small Company Series	78
The Asia Pacific Small Company Series	41
The United Kingdom Small Company Series	54
The Continental Small Company Series	98
The Canadian Small Company Series	25
The Emerging Markets Series	125
The Emerging Markets Small Cap Series	109

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$734,331	$454,280
The Japanese Small Company Series	$129,038	$329,609
The Asia Pacific Small Company Series	$127,451	$144,237
The United Kingdom Small Company Series	$124,579	$255,293
The Continental Small Company Series	$295,333	$493,309
The Canadian Small Company Series	$80,740	$199,376
The Emerging Markets Series	$720,140	$618,661
The Emerging Markets Small Cap Series	$408,498	$889,850

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$257,592	$2,429,069	$2,091,544	$(14)	$150	$595,253	51,444	$7,873	—

Total	$257,592	$2,429,069	$2,091,544	$(14)	$150	$595,253	51,444	$7,873	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$91,203	$238,806	$255,029	$(13)	$15	$74,982	6,480	$1,760	—

Total	$91,203	$238,806	$255,029	$(13)	$15	$74,982	6,480	$1,760	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$48,848	$129,829	$134,490	$(12)	$3	$44,178	3,818	$1,437	—

Total	$48,848	$129,829	$134,490	$(12)	$3	$44,178	3,818	$1,437	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$18,814	$106,006	$89,433	$(3)	$5	$35,389	3,058	$503	—

Total	$18,814	$106,006	$89,433	$(3)	$5	$35,389	3,058	$503	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$514,886	$612,642	$682,426	$(41)	$9	$445,070	38,464	$9,043	—

Total	$514,886	$612,642	$682,426	$(41)	$9	$445,070	38,464	$9,043	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$181,292	$345,239	$406,618	$(6)	$5	$119,912	10,363	$2,840	—

Total	$181,292	$345,239	$406,618	$(6)	$5	$119,912	10,363	$2,840	—

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$133,344	$352,311	$372,420	$(11)	$6	$113,230	9,786	$3,062	—

Total	$133,344	$352,311	$372,420	$(11)	$6	$113,230	9,786	$3,062	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$226,780	$313,593	$435,319	$(6)	$(2)	$105,046	9,078	$4,689	—

Total	$226,780	$313,593	$435,319	$(6)	$(2)	$105,046	9,078	$4,689	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The DFA International Value Series	$12,499,891	$1,563,341	$(999,237)	$564,104
The Japanese Small Company Series	3,311,087	684,678	(402,664)	282,014
The Asia Pacific Small Company Series	1,759,922	365,079	(340,291)	24,788
The United Kingdom Small Company Series	2,218,764	517,452	(357,406)	160,046
The Continental Small Company Series	5,402,748	1,373,345	(697,632)	675,713
The Canadian Small Company Series	1,501,830	145,854	(382,978)	(237,124)
The Emerging Markets Series	4,301,031	2,317,469	(372,458)	1,945,011
The Emerging Markets Small Cap Series	6,909,001	1,540,412	(1,257,351)	283,061

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$111,790
The Asia Pacific Small Company Series	2,651
The United Kingdom Small Company Series	864
The Emerging Markets Series	61,299
The Emerging Markets Small Cap Series	39,664

*	Average Notional Value of contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Equity Contracts *,(1)
The DFA International Value Series	$12,257	$12,257
The Emerging Markets Series	8,697	8,697

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$5,224	$5,224
The Asia Pacific Small Company Series	1,069	1,069	*
The United Kingdom Small Company Series	(365)	(365	)*
The Continental Small Company Series	(109)	(109	)*
The Emerging Markets Series	(4,089)	(4,089)
The Emerging Markets Small Cap Series	8,176	8,176	*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
The DFA International Value Series	$11,212	$11,212
The Emerging Markets Series	8,293	8,293
The Emerging Markets Small Cap Series	(755)	(755)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2020, there were no futures contracts outstanding. During the six months ended April 30, 2020, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
The DFA International Value Series	2.31%	$3,545	4	$1	$7,955	—
The Japanese Small Company Series	2.03%	7,167	10	5	23,988	—
The Asia Pacific Small Company Series	1.64%	153	16	—	1,588	—
The United Kingdom Small Company Series	1.97%	112	11	—	278	—
The Continental Small Company Series	1.22%	5,962	8	1	36,080	—
The Canadian Small Company Series	2.31%	392	5	—	1,061	—
The Emerging Markets Series	2.30%	61	1	—	61	—
The Emerging Markets Small Cap Series	1.65%	5,714	16	4	10,437	—

*	Number of Days Outstanding represents the total single or consecutive days during the six months ended April 30, 2020, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2020.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2020, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$29,654	$39,329	$(23,980)
The Japanese Small Company Series	17,533	12,981	(370)
The Asia Pacific Small Company Series	14,914	18,896	3,461
The United Kingdom Small Company Series	2,432	1,482	45
The Continental Small Company Series	17,971	20,577	(3,254)
The Canadian Small Company Series	11,118	12,485	(4,867)
The Emerging Markets Series	1,169	1,727	(643)
The Emerging Markets Small Cap Series	2,959	1,963	(821)

J. Securities Lending:

As of April 30, 2020, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$69,564
The Japanese Small Company Series	95,136
The Asia Pacific Small Company Series	131,003
The Continental Small Company Series	5,245
The Canadian Small Company Series	33,064
The Emerging Markets Series	90,326
The Emerging Markets Small Cap Series	357,896

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$595,098	—	—	—	$595,098
The Japanese Small Company Series
Common Stocks	75,011	—	—	—	75,011
The Asia Pacific Small Company Series
Common Stocks	44,173	—	—	—	44,173
The United Kingdom Small Company Series
Common Stocks	35,387	—	—	—	35,387
The Continental Small Company Series
Common Stocks, Rights/Warrants	445,097	—	—	—	445,097
The Canadian Small Company Series
Common Stocks, Rights/Warrants	119,891	—	—	—	119,891
The Emerging Markets Series
Common Stocks	113,234	—	—	—	113,234
The Emerging Markets Small Cap Series
Common Stocks	104,999	—	—	—	104,999

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Trust’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Series may be adversely affected in the near term and, potentially, beyond.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return Institutional Class Shares	$1,000.00	$809.00	0.14%	$0.63
Hypothetical 5% Annual Return Institutional Class Shares	$1,000.00	$1,024.17	0.14%	$0.70

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	6.3%
Consumer Discretionary	6.5%
Consumer Staples	2.4%
Energy	14.2%
Financials	29.7%
Health Care	1.9%
Industrials	8.6%
Information Technology	8.9%
Materials	13.9%
Real Estate	6.1%
Utilities	1.5%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.2%)
BELGIUM — (0.0%)
Other Security	$19,230	0.0%

BRAZIL — (4.5%)
#	Petroleo Brasileiro SA 71654V101, Sponsored ADR	12,306,798	82,086,343	0.6%
#	Petroleo Brasileiro SA 71654V408, Sponsored ADR	10,665,374	73,697,734	0.6%
Vale SA	27,820,681	229,506,936	1.7%
Vale SA, Sponsored ADR	1,771,958	14,618,653	0.1%
Other Securities	212,242,596	1.6%

TOTAL BRAZIL	612,152,262	4.6%

CANADA — (0.0%)
Other Security	5,632,815	0.0%

CHILE — (1.0%)
Other Securities	136,227,454	1.0%

CHINA — (29.3%)
Agricultural Bank of China, Ltd., Class H	188,582,000	78,446,682	0.6%
Bank of China, Ltd., Class H	429,401,817	163,474,449	1.2%
China Construction Bank Corp., Class H	699,567,101	561,516,727	4.2%
China Mobile, Ltd.	47,016,500	377,968,321	2.8%
#	China Mobile, Ltd., Sponsored ADR	1,828,857	73,099,414	0.6%
China Overseas Land & Investment, Ltd.	35,908,000	132,642,202	1.0%
China Petroleum & Chemical Corp., Class H	127,149,575	63,372,955	0.5%
#	China Petroleum & Chemical Corp., ADR	1,019,288	50,638,218	0.4%
China Resources Land, Ltd.	27,684,000	114,395,916	0.9%
China Shenhua Energy Co., Ltd., Class H	30,249,000	53,588,758	0.4%
CNOOC, Ltd.	135,780,000	150,121,293	1.1%
1	CNOOC, Ltd., Sponsored ADR	251,574	28,269,370	0.2%
Industrial & Commercial Bank of China, Ltd., Class H	388,008,996	260,163,573	1.9%
PetroChina Co., Ltd., Class H	176,780,000	63,497,871	0.5%
*	Trip.com Group Ltd., ADR	2,378,359	61,266,528	0.5%
Other Securities	1,741,095,018	12.8%

TOTAL CHINA	3,973,557,295	29.6%

COLOMBIA — (0.1%)
Other Securities	13,878,602	0.1%

CZECH REPUBLIC — (0.2%)
Other Security	27,147,010	0.2%

GREECE — (0.1%)
Other Securities	16,210,827	0.1%

HONG KONG — (0.0%)
Other Securities	2,108,252	0.0%

HUNGARY — (0.3%)
Other Securities	33,321,434	0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (12.3%)
Axis Bank, Ltd.	9,870,296	$57,556,568	0.4%
* Bharti Airtel, Ltd.	23,172,024	157,880,995	1.2%
ICICI Bank, Ltd., Sponsored ADR	5,868,831	57,279,789	0.4%
Reliance Industries, Ltd.	29,368,007	570,223,509	4.3%
Reliance Industries, Ltd., GDR	16,375	621,375	0.0%
Other Securities		825,319,230	6.1%

TOTAL INDIA.		1,668,881,466	12.4%

INDONESIA — (1.8%)
Other Securities		248,418,232	1.8%

MALAYSIA — (2.3%)
Other Securities		304,136,388	2.3%

MEXICO — (2.2%)
# Grupo Mexico S.A.B. de C.V., Class B	35,010,363	74,448,409	0.6%
Other Securities		218,752,223	1.6%

TOTAL MEXICO.		293,200,632	2.2%

PHILIPPINES — (1.0%)
Other Securities		131,884,986	1.0%

POLAND — (0.8%)
Other Securities		109,551,653	0.8%

QATAR — (0.0%)
Other Security		23,891	0.0%

RUSSIA — (1.7%)
Gazprom PJSC, Sponsored ADR	16,109,153	81,576,090	0.6%
Lukoil PJSC, Sponsored ADR	1,951,521	127,312,816	1.0%
Other Securities		26,656,170	0.2%

TOTAL RUSSIA		235,545,076	1.8%

SAUDI ARABIA — (0.1%)
Other Securities		9,879,430	0.1%

SOUTH AFRICA — (4.2%)
AngloGold Ashanti, Ltd., Sponsored ADR	2,183,014	53,243,711	0.4%
Gold Fields, Ltd., Sponsored ADR	11,818,542	86,748,098	0.7%
# MTN Group, Ltd.	18,791,045	49,380,214	0.4%
# Standard Bank Group, Ltd.	11,276,419	62,219,873	0.5%
Other Securities		320,394,751	2.3%

TOTAL SOUTH AFRICA		571,986,647	4.3%

SOUTH KOREA — (13.6%)
Hana Financial Group, Inc.	3,104,872	70,878,029	0.5%
Hyundai Mobis Co., Ltd.	348,715	49,301,397	0.4%
Hyundai Motor Co.	973,740	75,262,722	0.6%
KB Financial Group, Inc.	2,105,869	60,251,658	0.5%
# KB Financial Group, Inc., ADR	2,874,360	80,884,490	0.6%
Kia Motors Corp	2,187,683	53,433,488	0.4%
LG Electronics, Inc.	1,283,495	57,763,781	0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
POSCO	599,309	$90,558,836	0.7%
# POSCO, Sponsored ADR	1,216,529	45,267,044	0.4%
Shinhan Financial Group Co., Ltd.	3,401,930	86,247,600	0.7%
Other Securities		1,168,361,353	8.5%

TOTAL SOUTH KOREA		1,838,210,398	13.7%

TAIWAN — (18.5%)
Cathay Financial Holding Co., Ltd.	81,283,459	108,458,006	0.8%
China Steel Corp.	129,590,320	86,795,292	0.7%
CTBC Financial Holding Co., Ltd.	159,147,073	106,054,413	0.8%
E.Sun Financial Holding Co., Ltd.	97,334,130	88,436,832	0.7%
First Financial Holding Co., Ltd.	81,659,283	60,139,848	0.5%
Fubon Financial Holding Co., Ltd.	62,771,471	88,757,553	0.7%
Hon Hai Precision Industry Co., Ltd.	74,465,192	191,373,044	1.4%
Mega Financial Holding Co., Ltd.	73,522,796	73,958,714	0.6%
# Taiwan Cement Corp.	66,265,095	95,605,638	0.7%
# United Microelectronics Corp.	119,503,681	61,827,025	0.5%
Yuanta Financial Holding Co., Ltd.	102,197,918	58,250,658	0.4%
Other Securities		1,485,487,165	10.8%

TOTAL TAIWAN		2,505,144,188	18.6%

THAILAND — (2.5%)
PTT PCL	84,157,300	92,337,634	0.7%
Other Securities		240,290,842	1.8%

TOTAL THAILAND		332,628,476	2.5%

TURKEY — (0.7%)
Other Securities		89,246,686	0.7%

UNITED ARAB EMIRATES — (0.0%)
Other Security		27,658	0.0%

TOTAL COMMON STOCKS		13,159,020,988	98.0%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA BRPETRACNPR6	17,625,950	58,505,746	0.5%
Other Securities		18,305,789	0.1%

TOTAL BRAZIL		76,811,535	0.6%

COLOMBIA — (0.0%)
Other Securities		5,733,317	0.0%

TOTAL PREFERRED STOCKS		82,544,852	0.6%

RIGHTS/WARRANTS — (0.0%)
TAIWAN — (0.0%)
Other Securities		70,159	0.0%

TOTAL INVESTMENT SECURITIES (Cost $15,417,418,290)		13,241,635,999

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	26,129,631	$302,345,960	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $15,719,681,827)		$13,543,981,959	100.8%

As of April 30, 2020, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	06/19/20	$27,070,721	$29,441,750	$2,371,029
S&P 500® Emini Index	495	06/19/20	67,160,442	71,834,400	4,673,958

Total Futures Contracts			$94,231,163	$101,276,150	$7,044,987

Summary of the Fund’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$19,230	—	$19,230
Brazil	$612,152,262	—	—	612,152,262
Canada	5,632,815	—	—	5,632,815
Chile	136,227,454	—	—	136,227,454
China	311,933,368	3,661,623,927	—	3,973,557,295
Colombia	13,878,602	—	—	13,878,602
Czech Republic	—	27,147,010	—	27,147,010
Greece	—	16,210,827	—	16,210,827
Hong Kong	—	2,108,252	—	2,108,252
Hungary	—	33,321,434	—	33,321,434
India	79,214,132	1,589,667,334	—	1,668,881,466
Indonesia	327,325	248,090,907	—	248,418,232
Malaysia	17,329	304,119,059	—	304,136,388
Mexico	293,200,632	—	—	293,200,632
Philippines	—	131,884,986	—	131,884,986
Poland	—	109,551,653	—	109,551,653
Qatar	—	23,891	—	23,891
Russia	19,075,783	216,469,293	—	235,545,076
Saudi Arabia	—	9,879,430	—	9,879,430
South Africa	177,874,723	394,111,924	—	571,986,647
South Korea	181,083,531	1,657,126,867	—	1,838,210,398
Taiwan	13,096,660	2,492,047,528	—	2,505,144,188
Thailand	332,602,336	26,140	—	332,628,476
Turkey	—	89,246,686	—	89,246,686
United Arab Emirates	—	27,658	—	27,658
Preferred Stocks
Brazil	76,811,535	—	—	76,811,535
Colombia	5,733,317	—	—	5,733,317

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Taiwan	—	$70,159	—	$70,159
Securities Lending Collateral	—	302,345,960	—	302,345,960
Futures Contracts**	$7,044,987	—	—	7,044,987

TOTAL	$2,265,906,791	$11,285,120,155	—	$13,551,026,946

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

Dimensional
Emerging
Markets
Value Fund
ASSETS:
Investment Securities at Value (including $497,192 of securities on loan)*	$13,241,636
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $302,264)	302,346
Segregated Cash for Futures Contracts	9,515
Foreign Currencies at Value	68,711
Cash	98,995
Receivables:
Investment Securities Sold	22,706
Dividends, Interest and Tax Reclaims	9,617
Securities Lending Income	977
Futures Margin Variation	3,739

Total Assets	13,758,242

LIABILITIES:
Payables:
Upon Return of Securities Loaned	302,318
Investment Securities Purchased	17,398
Due to Advisor	1,054
Accrued Expenses and Other Liabilities	3,695

Total Liabilities	324,465

NET ASSETS	$13,433,777

Investment Securities at Cost	$15,417,418

Foreign Currencies at Cost	$69,203

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

Dimensional
Emerging
Markets
Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $22,736)	$159,924
Income from Securities Lending	5,139

Total Investment Income	165,063

Expenses
Investment Management Fees	8,004
Accounting & Transfer Agent Fees	363
Custodian Fees	2,999
Shareholders’ Reports	8
Directors’/Trustees’ Fees & Expenses	44
Professional Fees	224
Other	231

Total Expenses	11,873

Fees Paid Indirectly (Note C)	(628)

Net Expenses	11,245

Net Investment Income (Loss)	153,818

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(478,266)
Affiliated Investment Companies Shares Sold	(8)
Futures	9,652
Foreign Currency Transactions	(10,500)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,933,725)
Affiliated Investment Companies Shares	24
Futures	3,737
Translation of Foreign Currency-Denominated Amounts	(2,080)

Net Realized and Unrealized Gain (Loss)	(3,411,166)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,257,348)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging
	Markets Value Fund
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2020	2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$153,818	$520,823
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(478,266)	(179,248)
Affiliated Investment Companies Shares Sold	(8)	(19)
Futures	9,652	5,514
Foreign Currency Transactions	(10,500)	(3,145)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,933,725)	474,939
Affiliated Investment Companies Shares	24	35
Futures	3,737	12,212
Translation of Foreign Currency-Denominated Amounts	(2,080)	(50)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,257,348)	831,061

Transactions in Interest:
Contributions	579,727	1,538,030
Withdrawals	(1,314,699)	(1,627,901)

Net Increase (Decrease) from Transactions in Interest	(734,972)	(89,871)

Total Increase (Decrease) in Net Assets	(3,992,320)	741,190
Net Assets
Beginning of Period	17,426,097	16,684,907

End of Period	$13,433,777	$17,426,097

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $1.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Emerging Markets Value Fund
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Total Return	(19.10	%)(B)	5.24%	(9.06%)	24.89%	15.80%	(17.95%)

Net Assets, End of Period (thousands)	$13,433,777		$17,426,097	$16,684,907	$19,612,211	$16,647,507	$15,088,058
Ratio of Expenses to Average Net Assets	0.14	%(C)	0.13%	0.14%	0.16%	0.16%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.14%	0.16%	0.16%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.92	%(C)	2.95%	2.78%	2.64%	2.72%	2.54%
Portfolio Turnover Rate	10	%(B)	14%	13%	14%	12%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $527 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2020, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the six months ended April 30, 2020, expenses reduced were the following (amount in thousands):

Fees Paid
Indirectly
Dimensional Emerging Markets Value Fund	$628

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amounts paid by the Fund to the CCO were $9 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$1,534,855	$2,097,212

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$398,290	$1,074,045	$1,170,005	$(8)	$24	$302,346	26,130	$9,420	—

Total	$398,290	$1,074,045	$1,170,005	$(8)	$24	$302,346	26,130	$9,420	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Dimensional Emerging Markets Value Fund	$17,429,703	$4,005,245	$(2,389,655)	$1,615,590

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$131,531

*	Average Notional Value of contracts

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	April 30, 2020	Contracts *,(1)
Dimensional Emerging Markets Value Fund	$7,045	$7,045

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts (1)
Dimensional Emerging Markets Value Fund	$9,652	$9,652

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
Dimensional Emerging Markets Value Fund	$3,737	$3,737

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2020
Dimensional Emerging Markets Value Fund	2.30%	$2,371	3	—	$2,371	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Fund did not use the interfund lending program during the six months ended April 30, 2020.

H. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2020, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$1,000	$2,390	$(694)

I. Securities Lending:

As of April 30, 2020, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
Dimensional Emerging Markets Value Fund	$289,995

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements
	As of April 30, 2020
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Dimensional Emerging Markets Value Fund
Common Stocks	$302,318	—	—	—	$302,318

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

L. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Fund may be adversely affected in the near term and, potentially, beyond.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA043020-001SI 00245690

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) The Registrant’s schedule of investments is provided below.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.2%)
BELGIUM — (0.0%)
*	Titan Cement International SA	1,390	$19,230

BRAZIL — (4.5%)
	Alliar Medicos A Frente SA	200,100	386,004
	Banco Bradesco SA, ADR	993,592	3,497,445
	Banco Bradesco SA	839,815	2,711,920
	Banco do Brasil SA	4,302,386	22,548,778
	Banco Santander Brasil SA	1,904,406	9,455,665
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	248,284	935,990
	Camil Alimentos SA	717,647	1,076,886
	Cia Brasileira de Distribuicao	765,758	9,325,014
	Cia Siderurgica Nacional SA	137,400	226,393
	Cogna Educacao	11,187,010	11,397,053
	Construtora Tenda SA	380,090	1,624,394
	Cosan SA	310,503	3,445,402
	CSU Cardsystem SA	189,200	343,057
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,022,987	2,993,016
	Direcional Engenharia SA	986,424	1,596,302
	Duratex SA	2,289,395	4,100,610
*	Embraer SA	1,042,062	1,657,595
*	Embraer SA, Sponsored ADR	853,611	5,403,358
	Enauta Participacoes SA	1,007,273	1,691,168
*	Even Construtora e Incorporadora SA	1,582,356	1,961,250
	Ez Tec Empreendimentos e Participacoes SA	963,890	5,354,844
	Fras-Le SA	22,500	16,757
	Gafisa SA, ADR	164,984	316,769
#	Gerdau SA, Sponsored ADR	6,761,483	14,537,189
	Gerdau SA	1,159,266	2,291,714
*	Helbor Empreendimentos SA	3,041,672	1,040,385
	Industrias Romi SA	212,800	436,330
	International Meal Co. Alimentacao SA, Class A	1,169,264	698,819
	Iochpe-Maxion SA	1,393,506	3,257,041
	JBS SA	4,233,288	18,558,926
	JHSF Participacoes SA	1,753,405	1,341,357
	Kepler Weber SA	7,000	34,730
*	Marisa Lojas SA	1,090,350	1,317,347
*	Mills Estruturas e Servicos de Engenharia SA	55,800	48,228
	MRV Engenharia e Participacoes SA	1,576,590	4,392,383
*	Paranapanema SA	79,099	161,024
*	Petro Rio SA	87,499	329,053
#	Petroleo Brasileiro SA 71654V101, Sponsored ADR	12,306,798	82,086,343
#	Petroleo Brasileiro SA 71654V408, Sponsored ADR	10,665,374	73,697,734
	Petroleo Brasileiro SA BRPETRACNOR9	13,010,994	44,622,931
*	Positivo Tecnologia SA	33,500	28,338
	Restoque Comercio e Confeccoes de Roupas SA	100	112
	Sao Carlos Empreendimentos e Participacoes SA	58,500	385,130
	Sao Martinho SA	29,200	102,562
	SLC Agricola SA	1,154,934	5,097,265
*	Springs Global Participacoes SA	128,800	137,613
	Sul America SA	1,348,714	11,098,945
# *	Suzano SA, Sponsored ADR	747,156	5,386,993
	T4F Entretenimento SA	180,700	62,140
*	Tecnisa SA	3,050,479	437,554
	Trisul SA	290,805	435,306
	Tupy SA	800,806	2,179,505

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA	549,500	$535,565
	Vale SA, Sponsored ADR	1,771,958	14,618,653
	Vale SA	27,820,681	229,506,936
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	745,237	1,222,441

TOTAL BRAZIL			612,152,262

CANADA — (0.0%)
#	Atlas Corp.	755,069	5,632,815

CHILE — (1.0%)
	Besalco SA	530,992	235,744
	CAP SA	903,279	4,408,746
	Cementos BIO BIO SA	665,307	537,911
	Cencosud SA	12,512,215	15,136,348
	Cia Pesquera Camanchaca SA	1,334,309	79,908
*	Cia Sud Americana de Vapores SA	35,367,945	847,238
	Cristalerias de Chile SA	264,624	1,299,507
*	Empresa Nacional de Telecomunicaciones SA	712,006	4,306,660
	Empresas CMPC SA	8,516,615	18,360,349
	Empresas COPEC SA	2,340,431	14,627,343
	Empresas Hites SA	1,895,532	324,686
*	Empresas La Polar SA	15,891,479	171,306
	Enel Americas SA, ADR	4,782,864	38,693,370
	Enel Americas SA	38,906,089	6,384,159
	Enel Chile SA, ADR	1,228,445	4,926,064
	Grupo Security SA	3,945,934	702,130
	Inversiones Aguas Metropolitanas SA	3,385,569	2,716,849
	Itau CorpBanca Chile SA	729,259,638	2,064,008
#	Latam Airlines Group SA, Sponsored ADR	563,442	2,141,080
	Latam Airlines Group SA	1,238,786	4,681,243
*	Masisa SA	32,206,091	634,170
	PAZ Corp. SA	2,060,637	1,340,191
	Ripley Corp. SA	10,652,870	3,317,459
	Salfacorp SA	2,661,259	1,147,507
	Sigdo Koppers SA	187,924	180,069
	SMU SA	449,171	75,319
	Sociedad Matriz SAAM SA	54,199,027	3,187,414
	Socovesa SA	5,314,468	1,247,617
	SONDA SA	53,757	32,514
	Vina Concha y Toro SA	1,536,816	2,420,545

TOTAL CHILE			136,227,454

CHINA — (29.3%)
	361 Degrees International, Ltd.	7,535,000	1,143,225
	AAG Energy Holdings, Ltd.	308,000	47,776
	Agile Group Holdings, Ltd.	13,074,999	14,706,344
	Agricultural Bank of China, Ltd., Class H	188,582,000	78,446,682
	Air China, Ltd., Class H	22,518,000	16,055,937
	Ajisen China Holdings, Ltd.	3,251,000	723,620
# *	Aluminum Corp. of China, Ltd., Class H	21,698,000	4,566,703
	AMVIG Holdings, Ltd.	3,169,100	605,779
	Angang Steel Co., Ltd., Class H	19,813,632	5,341,346
#	Anton Oilfield Services Group	21,022,000	1,311,743
	Asia Cement China Holdings Corp.	4,854,000	5,619,084
# *	Asian Citrus Holdings, Ltd.	4,633,000	67,232
	AviChina Industry & Technology Co., Ltd., Class H	12,969,000	5,118,510
	BAIC Motor Corp., Ltd., Class H	15,740,000	6,886,092

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Baidu, Inc., Sponsored ADR	148,241	$14,961,964
	Bank of China, Ltd., Class H	429,401,817	163,474,449
	Bank of Chongqing Co., Ltd., Class H	3,051,500	1,634,705
	Bank of Communications Co., Ltd., Class H	51,954,574	32,923,927
	Bank of Tianjin Co., Ltd., Class H	29,000	12,040
#	Bank of Zhengzhou Co., Ltd., Class H	366,000	101,418
	Baoshan Iron & Steel Co., Ltd., Class A	1,654,056	1,133,823
*	Baoye Group Co., Ltd., Class H	1,699,120	1,015,431
#	BBMG Corp., Class H	20,114,000	5,085,177
	Beijing Capital International Airport Co., Ltd., Class H	13,988,000	9,372,236
	Beijing Capital Land, Ltd., Class H	9,430,589	2,113,900
*	Beijing Enterprises Clean Energy Group, Ltd.	4,880,000	20,031
	Beijing Enterprises Holdings, Ltd.	3,262,500	11,557,690
# *	Beijing Enterprises Medical & Health Group, Ltd.	3,048,000	57,515
	Beijing Enterprises Water Group, Ltd.	15,970,000	6,197,184
#	Beijing North Star Co., Ltd., Class H	7,206,000	1,750,352
*	Beijing Properties Holdings, Ltd.	456,000	6,779
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	246,000	67,226
	Best Pacific International Holdings, Ltd.	396,000	58,855
	BOE Technology Group Co., Ltd., Class A	1,469,600	771,089
	Boyaa Interactive International, Ltd.	1,548,000	141,421
	Brilliance China Automotive Holdings, Ltd.	16,650,000	15,405,205
#	BYD Electronic International Co., Ltd.	5,746,500	13,232,611
	C C Land Holdings, Ltd.	18,480,429	4,291,081
	Cabbeen Fashion, Ltd.	1,134,000	165,962
*	Capital Environment Holdings, Ltd.	12,116,000	176,511
# *	CAR, Inc.	3,563,000	1,036,837
	Carrianna Group Holdings Co., Ltd.	3,478,391	245,467
*	CECEP COSTIN New Materials Group, Ltd.	132,000	1,916
	Central China Real Estate, Ltd.	6,516,350	3,321,547
*	Century Sunshine Group Holdings, Ltd.	11,885,000	251,162
	CGN New Energy Holdings Co., Ltd.	14,816,000	3,068,342
	Changshouhua Food Co., Ltd.	95,000	30,668
	Chaowei Power Holdings, Ltd.	4,898,000	1,403,348
	Cheetah Mobile, Inc., ADR	218,633	448,198
	China Aerospace International Holdings, Ltd.	12,130,000	638,142
	China Aircraft Leasing Group Holdings, Ltd.	760,500	701,130
	China Aoyuan Group, Ltd.	5,650,000	6,638,356
*	China Beidahuang Industry Group Holdings, Ltd.	408,000	2,974
	China BlueChemical, Ltd., Class H	17,626,878	2,630,937
	China Cinda Asset Management Co., Ltd., Class H	53,481,000	10,365,525
	China CITIC Bank Corp., Ltd., Class H	61,591,112	30,089,370
	China Coal Energy Co., Ltd., Class H	13,890,000	3,716,082
	China Common Rich Renewable Energy Investments, Ltd.	14,642,000	1,770,638
	China Communications Construction Co., Ltd., Class H	32,775,327	22,029,759
	China Communications Services Corp., Ltd., Class H	18,879,071	13,457,236
	China Construction Bank Corp., Class H	699,567,101	561,516,727
*	China Dili Group	4,137,899	923,485
	China Dongxiang Group Co., Ltd.	19,415,000	1,618,438
# *	China Eastern Airlines Corp., Ltd., ADR	5,953	117,393
# *	China Eastern Airlines Corp., Ltd., Class H	13,416,000	5,452,396
	China Electronics Optics Valley Union Holding Co., Ltd.	3,112,000	135,884
	China Energy Engineering Corp., Ltd., Class H	2,124,000	214,931
	China Everbright Bank Co., Ltd., Class H	18,885,000	8,013,905
#	China Everbright Greentech Ltd.	3,310,000	1,368,052
	China Everbright, Ltd.	8,999,869	13,758,761
#	China Evergrande Group	13,269,000	23,588,790
	China Financial Services Holdings, Ltd.	1,884,000	56,694

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Foods, Ltd.	978,000	$322,279
	China Galaxy Securities Co., Ltd., Class H	18,660,000	9,475,576
	China Glass Holdings, Ltd.	4,496,000	202,223
	China Harmony New Energy Auto Holding, Ltd.	7,047,500	3,640,665
*	China High Precision Automation Group, Ltd.	429,000	12,658
	China High Speed Transmission Equipment Group Co., Ltd.	1,889,000	1,197,073
	China Hongqiao Group, Ltd.	10,475,000	5,163,674
	China Huarong Asset Management Co., Ltd., Class H	62,368,000	6,951,218
*	China Huiyuan Juice Group, Ltd.	4,269,983	386,268
#	China International Capital Corp., Ltd., Class H	6,975,600	10,712,474
#	China International Marine Containers Group Co., Ltd., Class H	3,417,680	3,025,908
#	China Jinmao Holdings Group, Ltd.	30,378,580	21,388,382
	China Lesso Group Holdings, Ltd.	9,373,000	13,431,223
	China Lilang, Ltd.	399,000	244,494
*	China Longevity Group Co., Ltd.	1,152,649	38,211
# *	China Lumena New Materials Corp.	1,315,048	0
	China Machinery Engineering Corp., Class H	7,481,000	2,052,584
	China Maple Leaf Educational Systems, Ltd.	496,000	145,814
	China Merchants Bank Co., Ltd., Class H	1,905,000	9,015,048
	China Merchants Land, Ltd.	12,682,000	2,105,855
	China Merchants Port Holdings Co., Ltd.	8,291,903	10,672,206
	China Merchants Securities Co., Ltd., Class H	343,400	376,845
# *	China Metal Recycling Holdings, Ltd.	3,259,800	0
	China Minsheng Banking Corp., Ltd., Class H	49,720,900	37,037,110
	China Mobile, Ltd.	47,016,500	377,968,321
#	China Mobile, Ltd., Sponsored ADR	1,828,857	73,099,414
*	China Modern Dairy Holdings, Ltd.	445,000	47,545
	China National Building Material Co., Ltd., Class H	39,005,250	48,723,240
#	China New Town Development Co., Ltd.	11,705,522	188,955
#	China Oil & Gas Group, Ltd.	18,900,000	594,176
	China Oilfield Services, Ltd., Class H	8,650,000	6,737,611
	China Oriental Group Co., Ltd.	13,130,000	3,968,104
	China Overseas Grand Oceans Group, Ltd.	14,626,500	9,160,617
	China Overseas Land & Investment, Ltd.	35,908,000	132,642,202
#	China Petroleum & Chemical Corp., ADR	1,019,288	50,638,218
	China Petroleum & Chemical Corp., Class H	127,149,575	63,372,955
	China Pioneer Pharma Holdings, Ltd.	324,000	52,842
*	China Properties Group, Ltd.	3,380,000	248,876
	China Railway Construction Corp., Ltd., Class H	21,729,514	23,859,158
	China Railway Group, Ltd., Class H	29,130,000	17,417,625
*	China Railway Signal & Communication Corp., Ltd., Class H	1,492,000	737,402
*	China Rare Earth Holdings, Ltd.	4,994,600	186,396
	China Reinsurance Group Corp., Class H	23,684,000	2,775,200
	China Resources Cement Holdings, Ltd.	20,380,000	27,731,143
	China Resources Land, Ltd.	27,684,000	114,395,916
	China Resources Medical Holdings Co., Ltd.	4,674,000	2,374,278
	China Resources Pharmaceutical Group, Ltd.	7,081,500	4,447,384
	China Sanjiang Fine Chemicals Co., Ltd.	5,510,000	1,231,106
	China SCE Group Holdings, Ltd.	22,450,000	9,845,019
# *	China Shengmu Organic Milk, Ltd.	729,000	20,555
	China Shenhua Energy Co., Ltd., Class H	30,249,000	53,588,758
	China Shineway Pharmaceutical Group, Ltd.	2,658,000	1,969,965
*	China Silver Group, Ltd.	9,914,000	750,172
	China South City Holdings, Ltd.	43,550,000	4,180,800
	China Southern Airlines Co., Ltd., Sponsored ADR	2,931	73,773
#	China Southern Airlines Co., Ltd., Class H	16,482,000	8,241,508
	China Starch Holdings, Ltd.	13,595,000	225,825
	China State Construction Engineering Corp., Ltd., Class A	2,959,314	2,175,152
	China State Construction International Holdings, Ltd.	11,584,000	8,981,145

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Sunshine Paper Holdings Co., Ltd.	1,513,500	$192,810
	China Taiping Insurance Holdings Co., Ltd.	12,586,200	21,220,302
*	China Tianrui Group Cement Co., Ltd.	7,000	7,702
	China Traditional Chinese Medicine Holdings Co., Ltd.	23,106,000	10,141,521
	China Travel International Investment Hong Kong, Ltd.	23,899,631	3,346,321
	China Unicom Hong Kong, Ltd.	1,400,000	905,425
#	China Unicom Hong Kong, Ltd., ADR	5,739,784	36,792,015
	China United Network Communications, Ltd., Class A	3,679,500	2,698,615
	China Vanke Co., Ltd., Class H	288,200	968,562
#	China Vast Industrial Urban Development Co., Ltd.	1,327,000	521,019
	China XLX Fertiliser, Ltd.	1,738,000	430,196
	China Yongda Automobiles Services Holdings, Ltd.	1,897,500	1,912,938
# *	China Yurun Food Group, Ltd.	4,336,000	336,094
#	China ZhengTong Auto Services Holdings, Ltd.	14,683,000	2,277,190
#	China Zhongwang Holdings, Ltd.	15,888,154	3,819,080
	Chongqing Machinery & Electric Co., Ltd., Class H	1,022,000	63,636
	Chongqing Rural Commercial Bank Co., Ltd., Class H	21,660,000	9,449,264
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	354,000	7,639
	Chu Kong Shipping Enterprise Group Co., Ltd.	526,000	66,117
	CIFI Holdings Group Co., Ltd.	18,714,758	14,296,902
#	CIMC Enric Holdings, Ltd.	5,248,000	2,441,030
	CITIC Dameng Holdings, Ltd.	4,333,000	119,910
	CITIC Resources Holdings, Ltd.	15,150,000	509,663
	CITIC Securities Co., Ltd., Class H	815,000	1,561,124
#	CITIC, Ltd.	38,905,483	40,407,348
*	Citychamp Watch & Jewellery Group, Ltd.	210,000	41,422
	Clear Media, Ltd.	377,000	344,910
	CNOOC, Ltd.	135,780,000	150,121,293
1	CNOOC, Ltd., Sponsored ADR	251,574	28,269,370
# *	Cogobuy Group	713,000	75,364
#	Colour Life Services Group Co., Ltd.	2,779,000	1,316,215
	Concord New Energy Group, Ltd.	41,650,000	1,692,637
	Consun Pharmaceutical Group, Ltd.	2,094,000	1,070,559
*	Coolpad Group, Ltd.	4,560,053	99,168
	COSCO SHIPPING Development Co., Ltd., Class H	7,375,000	762,441
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	11,610,000	7,600,537
# *	COSCO SHIPPING Holdings Co., Ltd., Class H	1,038,000	299,897
	COSCO SHIPPING International Hong Kong Co., Ltd.	4,000,000	1,197,111
	COSCO SHIPPING Ports, Ltd.	13,936,256	7,424,570
	Cosmo Lady China Holdings Co., Ltd.	642,000	81,776
	Country Garden Holdings Co., Ltd.	21,842,000	28,293,587
	CP Pokphand Co., Ltd.	1,398,000	120,743
#	CPMC Holdings, Ltd.	5,119,000	1,823,219
#	CRCC High-Tech Equipment Corp., Ltd., Class H	1,742,000	272,156
	CRRC Corp., Ltd., Class H	17,960,000	9,507,277
# *	CT Environmental Group, Ltd.	9,748,000	80,222
	Daqin Railway Co., Ltd., Class A	607,500	616,359
	Dawnrays Pharmaceutical Holdings, Ltd.	248,000	37,149
*	Differ Group Holding Co., Ltd.	5,778,000	362,589
	Digital China Holdings, Ltd.	1,090,000	581,659
	Dongfang Electric Corp., Ltd., Class H	2,220,000	1,187,660
	Dongfeng Motor Group Co., Ltd., Class H	16,428,000	10,896,060
	Dongyue Group, Ltd.	11,746,000	5,203,309
	E-Commodities Holdings, Ltd.	5,880,000	158,782
	Embry Holdings, Ltd.	464,000	69,588
	EVA Precision Industrial Holdings, Ltd.	3,856,000	243,865
	Everbright Securities Co., Ltd., Class H	1,371,200	846,369
*	Fang Holdings, Ltd., ADR	36,658	38,124
	Fantasia Holdings Group Co., Ltd.	17,986,015	3,469,253

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Far East Horizon, Ltd.	7,898,000	$6,393,699
	Fosun International, Ltd.	15,011,683	18,846,665
	Fufeng Group, Ltd.	11,674,000	4,001,105
# *	GCL-Poly Energy Holdings, Ltd.	147,580,000	4,200,124
	Gemdale Properties & Investment Corp., Ltd.	30,442,000	4,850,737
	Genertec Universal Medical Group Co., Ltd.	5,727,000	3,482,583
	GF Securities Co., Ltd., Class H	10,849,400	11,772,904
*	Glorious Property Holdings, Ltd.	24,004,000	466,769
	Goldlion Holdings, Ltd.	2,282,000	568,423
	Goldpac Group, Ltd.	1,240,000	247,078
# *	GOME Retail Holdings, Ltd.	74,594,000	8,659,947
*	Grand Baoxin Auto Group, Ltd.	6,540,500	777,968
#	Great Wall Motor Co., Ltd., Class H	23,461,500	15,685,334
	Greatview Aseptic Packaging Co., Ltd.	902,000	332,412
	Greenland Hong Kong Holdings, Ltd.	8,146,575	3,035,421
	Greentown China Holdings, Ltd.	7,869,091	8,503,812
#	Guangshen Railway Co., Ltd., Sponsored ADR	282,148	2,793,265
	Guangshen Railway Co., Ltd., Class H	212,000	44,856
#	Guangzhou Automobile Group Co., Ltd., Class H	17,298,000	15,521,613
	Guangzhou R&F Properties Co., Ltd., Class H	12,141,914	15,418,848
	Guolian Securities Co., Ltd., Class H	171,500	55,159
	Guorui Properties, Ltd.	7,620,000	1,256,220
	Guotai Junan Securities Co., Ltd., Class H	2,155,000	3,067,303
	Haier Smart Home Co., Ltd., Class A	419,700	905,886
*	Hainan Meilan International Airport Co., Ltd., Class H	796,000	817,518
	Haitong Securities Co., Ltd., Class H	23,562,000	21,331,155
*	Harbin Bank Co., Ltd., Class H	1,611,000	273,477
# *	Harbin Electric Co., Ltd., Class H	6,961,474	1,926,856
# *	HC Group, Inc.	2,122,500	357,601
	Hengdeli Holdings, Ltd.	14,256,000	569,604
*	Hi Sun Technology China, Ltd.	9,024,000	1,020,498
	Hilong Holding, Ltd.	6,126,000	300,582
	HKC Holdings, Ltd.	1,316,155	1,000,806
*	Honghua Group, Ltd.	15,313,000	470,447
	Honworld Group, Ltd.	1,002,500	299,282
	Hopefluent Group Holdings, Ltd.	1,624,000	336,518
	Hopson Development Holdings, Ltd.	5,282,000	5,916,060
*	Hua Han Health Industry Holdings, Ltd.	22,700,160	1,163,923
#	Hua Hong Semiconductor, Ltd.	3,867,000	7,473,434
	Huatai Securities Co., Ltd., Class H	10,102,000	16,752,951
	Huayu Automotive Systems Co., Ltd., Class A	397,862	1,132,860
	Huazhong In-Vehicle Holdings Co., Ltd.	2,410,000	207,934
	Huishang Bank Corp., Ltd., Class H	1,421,900	508,864
	Industrial & Commercial Bank of China, Ltd., Class H	388,008,996	260,163,573
	Industrial Bank Co., Ltd., Class A	11,000	25,696
	Inner Mongolia Yitai Coal Co., Ltd., Class H	192,100	127,664
*	Jiangnan Group, Ltd.	14,145,000	550,120
	Jiangxi Copper Co., Ltd., Class H	7,602,000	7,395,691
	Jiayuan International Group, Ltd.	3,504,000	1,460,605
#	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	38,849	13,523
#	Jingrui Holdings, Ltd.	3,082,000	906,312
# *	JinkoSolar Holding Co., Ltd., ADR	616,714	9,756,415
	Joy City Property, Ltd.	16,176,000	1,296,953
*	JOYY, Inc., ADR	315,298	19,220,566
	Ju Teng International Holdings, Ltd.	6,058,249	1,545,509
	K Wah International Holdings, Ltd.	2,184,233	1,000,873
*	Kai Yuan Holdings, Ltd.	41,600,000	244,433
	Kaisa Group Holdings, Ltd.	21,930,632	8,391,060
*	Kangda International Environmental Co., Ltd.	4,530,000	469,666

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	Kasen International Holdings, Ltd.	2,592,000	$416,594
	Kingboard Holdings, Ltd.	6,497,845	15,851,860
	Kingboard Laminates Holdings, Ltd.	8,703,500	8,423,210
	Kunlun Energy Co., Ltd.	32,420,000	21,121,476
	KWG Group Holdings, Ltd.	13,954,500	20,642,807
	Lai Fung Holdings, Ltd.	643,909	710,880
	Lee & Man Paper Manufacturing, Ltd.	11,123,000	6,833,189
#	Lee’s Pharmaceutical Holdings, Ltd.	782,000	383,368
#	Legend Holdings Corp., Class H	1,945,400	2,276,571
	Leoch International Technology, Ltd.	2,305,000	147,243
	LK Technology Holdings, Ltd.	192,500	7,872
	Longfor Group Holdings, Ltd.	7,279,000	37,006,659
	Lonking Holdings, Ltd.	20,876,000	7,073,163
#	Luye Pharma Group, Ltd.	9,570,500	4,647,211
	LVGEM China Real Estate Investment Co., Ltd.	450,000	130,040
#	Maanshan Iron & Steel Co., Ltd., Class H	5,377,775	1,744,033
	Maoye International Holdings, Ltd.	7,796,000	359,905
#	Metallurgical Corp. of China, Ltd., Class H	13,359,000	2,318,542
	Min Xin Holdings, Ltd.	708,418	251,860
*	Mingfa Group International Co., Ltd.	608,000	4,415
	Minmetals Land, Ltd.	10,991,205	1,442,408
	Minth Group, Ltd.	346,000	832,000
# *	MMG, Ltd.	13,464,000	2,330,014
	MOBI Development Co., Ltd.	1,556,000	161,626
#	Modern Land China Co., Ltd.	2,977,200	407,720
*	Nature Home Holding Co., Ltd.	1,901,000	293,464
	NetDragon Websoft Holdings, Ltd.	199,500	551,718
	New China Life Insurance Co., Ltd., Class H	1,608,400	5,572,639
*	New World Department Store China, Ltd.	3,486,000	668,829
#	Nexteer Automotive Group, Ltd.	6,015,000	3,091,304
	Nine Dragons Paper Holdings, Ltd.	16,927,000	16,194,439
#	NVC International Holdings, Ltd.	5,629,000	121,395
	Orient Securities Co., Ltd., Class H	2,949,200	1,515,151
	Overseas Chinese Town Asia Holdings, Ltd.	1,014,000	233,729
*	Ozner Water International Holding, Ltd.	349,000	11,785
# *	Panda Green Energy Group, Ltd.	4,182,000	87,152
*	Parkson Retail Group, Ltd.	6,028,000	298,743
	PAX Global Technology, Ltd.	5,812,000	2,477,808
	People’s Insurance Co. Group of China, Ltd. (The), Class H	32,141,000	10,519,131
#	PetroChina Co., Ltd., ADR	102,992	3,690,203
	PetroChina Co., Ltd., Class H	176,780,000	63,497,871
	PICC Property & Casualty Co., Ltd., Class H	45,981,000	44,001,317
	Ping An Bank Co., Ltd., Class A	142,200	277,448
	Poly Culture Group Corp., Ltd., Class H	402,000	195,913
	Poly Property Group Co., Ltd.	19,929,488	6,975,426
	Postal Savings Bank of China Co., Ltd., Class H	44,883,000	26,819,944
	Pou Sheng International Holdings, Ltd.	6,314,000	1,289,832
	Powerlong Real Estate Holdings, Ltd.	13,341,000	8,148,234
*	PW Medtech Group, Ltd.	1,439,000	226,328
	Qingdao Port International Co., Ltd., Class H	1,087,000	584,927
	Qingling Motors Co., Ltd., Class H	6,374,000	1,343,397
	Qinhuangdao Port Co., Ltd., Class H	209,000	34,729
# *	Qudian, Inc., Sponsored ADR	362,937	627,881
*	Qunxing Paper Holdings Co.	5,020,071	0
	Red Star Macalline Group Corp., Ltd., Class H	1,667,543	1,059,074
*	REXLot Holdings, Ltd.	67,831,618	34,124
	Ronshine China Holdings, Ltd.	2,398,000	2,510,196
	SAIC Motor Corp, Ltd., Class A	463,760	1,227,817
	Sany Heavy Equipment International Holdings Co., Ltd.	5,348,000	2,872,719

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Seazen Holdings Co., Ltd. , Class A	153,900	$682,867
# *	Semiconductor Manufacturing International Corp.	19,103,698	35,856,519
	Shandong Chenming Paper Holdings, Ltd., Class H	2,725,227	1,043,691
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	568,000	300,811
	Shanghai Electric Group Co., Ltd., Class H	11,536,000	3,545,562
	Shanghai Industrial Holdings, Ltd.	3,937,918	6,699,495
	Shanghai Industrial Urban Development Group, Ltd.	21,078,918	2,077,736
	Shanghai Jin Jiang Capital Co., Ltd., Class H	15,992,000	2,842,818
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	6,558,000	11,543,420
	Shanghai Prime Machinery Co., Ltd., Class H	5,262,000	416,997
	Shanghai Pudong Development Bank Co., Ltd., Class A	338,900	507,386
	Shengjing Bank Co., Ltd., Class H	481,000	439,590
	Shenguan Holdings Group, Ltd.	3,610,000	151,066
	Shenwan Hongyuan Group Co., Ltd.	3,548,800	856,898
	Shenzhen International Holdings, Ltd.	5,310,000	10,262,682
	Shenzhen Investment, Ltd.	26,974,414	8,855,377
	Shimao Property Holdings, Ltd.	11,632,035	47,282,753
	Shougang Fushan Resources Group, Ltd.	21,076,594	4,203,770
	Shui On Land, Ltd.	31,958,303	5,661,849
	Sihuan Pharmaceutical Holdings Group, Ltd.	12,926,000	1,282,606
# *	Silver Grant International Holdings Group, Ltd.	6,324,804	868,727
*	SINA Corp.	252,489	8,526,554
	Sinofert Holdings, Ltd.	13,934,000	1,286,409
# *	Sinolink Worldwide Holdings, Ltd.	9,156,508	378,070
	Sino-Ocean Group Holding, Ltd.	26,236,602	6,833,192
	Sinopec Engineering Group Co., Ltd., Class H	10,921,500	5,236,309
	Sinopec Kantons Holdings, Ltd.	8,960,000	3,960,260
	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	13,728	365,028
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	18,028,000	4,894,626
	Sinopharm Group Co., Ltd., Class H	5,570,400	15,019,800
	Sinosoft Technology Group, Ltd.	375,000	49,076
#	Sinotrans, Ltd., Class H	21,760,000	5,278,385
	Sinotruk Hong Kong, Ltd.	6,565,335	13,311,489
	Skyworth Group, Ltd.	18,993,083	4,362,747
	SOHO China, Ltd.	19,201,388	9,200,822
*	SPT Energy Group, Inc.	5,248,000	221,953
*	SRE Group, Ltd.	21,316,285	76,689
	Sun King Power Electronics Group	374,000	53,457
# *	Sunshine 100 China Holdings, Ltd.	249,000	44,382
*	Tarena International, Inc., ADR	39,337	200,619
*	Taung Gold International, Ltd.	5,980,000	23,322
	TCL Electronics Holdings, Ltd.	6,562,666	2,679,251
# *	Tenwow International Holdings, Ltd.	2,993,000	27,527
#	Texhong Textile Group, Ltd.	1,897,000	1,364,565
# *	Textainer Group Holdings, Ltd.	230,376	2,059,645
	Tian An China Investment Co., Ltd.	4,076,000	1,629,506
*	Tian Ge Interactive Holdings, Ltd.	1,433,000	241,452
	Tiangong International Co., Ltd.	4,350,000	1,384,449
	Tianjin Port Development Holdings, Ltd.	16,671,657	1,114,510
#	Tianneng Power International, Ltd.	7,140,000	6,988,252
	Time Watch Investments, Ltd.	92,000	11,076
	Tomson Group, Ltd.	3,468,526	801,410
#	Tongda Group Holdings, Ltd.	49,100,000	3,156,517
#	Top Spring International Holdings, Ltd.	146,000	22,070
	Trigiant Group, Ltd.	3,992,000	677,068
*	Trip.com Group Ltd., ADR	2,378,359	61,266,528
*	Trony Solar Holdings Co., Ltd.	8,775,000	0
*	V1 Group, Ltd.	6,098,000	108,887
	Wasion Holdings, Ltd.	4,626,000	1,584,439

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Weiqiao Textile Co., Class H	3,592,500	$748,365
	West China Cement, Ltd.	37,784,000	6,734,193
	Xiamen International Port Co., Ltd., Class H	7,708,000	687,061
	Xingda International Holdings, Ltd.	7,987,802	1,901,408
	Xingfa Aluminium Holdings, Ltd.	435,000	385,631
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	1,246,000	857,618
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	1,637,000	1,605,076
	Xinyuan Real Estate Co., Ltd., ADR	250,021	650,055
	Xtep International Holdings, Ltd.	6,855,500	2,633,301
*	Yanchang Petroleum International, Ltd.	12,800,000	64,838
	Yanzhou Coal Mining Co., Ltd., Class H	19,084,000	14,499,254
	Yip’s Chemical Holdings, Ltd.	842,000	254,869
# *	Yiren Digital, Ltd., ADR	100,705	397,785
*	Youyuan International Holdings, Ltd.	4,485,251	56,409
*	YuanShengTai Dairy Farm, Ltd.	363,000	15,039
	Yuexiu Property Co., Ltd.	66,198,786	12,586,343
	Yuzhou Properties Co., Ltd.	21,175,308	9,021,408
	Zhejiang Chint Electrics Co., Ltd., Class A	78,000	272,998
#	Zhejiang Glass Co., Ltd.	437,000	0
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,429,600	580,991
*	Zhong An Group, Ltd.	13,233,600	406,420
	Zhuhai Holdings Investment Group, Ltd.	2,012,000	311,232
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	8,941,600	7,238,995

TOTAL CHINA			3,973,557,295

COLOMBIA — (0.1%)
	Banco de Bogota SA	2,143	34,643
	Cementos Argos SA	94,431	92,904
*	Corp. Financiera Colombiana SA	30,986	201,929
	Grupo Argos SA	1,529,091	3,561,056
	Grupo de Inversiones Suramericana SA	1,629,311	8,856,472
	Grupo Nutresa SA	185,253	1,032,251
	Mineros SA	128,115	99,347

TOTAL COLOMBIA			13,878,602

CZECH REPUBLIC — (0.2%)
	CEZ A.S	1,460,186	27,147,010

GREECE — (0.1%)
*	Alpha Bank AE	4,434,035	3,237,843
	AUTOHELLAS SA	15,080	77,332
	Bank of Greece	32,956	473,889
*	Ellaktor SA	1,131,694	1,106,034
*	Eurobank Ergasias Services and Holdings SA, Class A	4,214,090	1,702,198
*	GEK Terna Holding Real Estate Construction SA	15,606	99,627
	Hellenic Petroleum SA	66,751	443,330
*	Intracom Holdings SA	449,929	244,887
*	Marfin Investment Group Holdings SA	307,686	22,457
	Mytilineos SA	221,068	1,648,486
*	National Bank of Greece SA	3,844,663	5,213,649
*	Piraeus Bank SA	1,454,308	1,941,095

TOTAL GREECE			16,210,827

HONG KONG — (0.0%)
	Anxin-China Holdings, Ltd.	6,152,000	0
	Fiber Optic Center, Inc.	3,598,000	24,366
	Karce International Holdings Open	640,000	0
	Real Gold Mining, Ltd.	3,137,500	106,438

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Shougang Concord International Enterprises Co., Ltd.	10,423,683	$1,977,448

TOTAL HONG KONG			2,108,252

HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas P.L.C	3,924,008	24,842,168
	Richter Gedeon Nyrt	396,807	8,479,266

TOTAL HUNGARY			33,321,434

INDIA — (12.3%)
*	5Paisa Capital, Ltd.	33,569	69,475
	Aarti Drugs, Ltd.	13,657	128,597
	ACC, Ltd.	431,661	6,663,692
	Adani Enterprises, Ltd.	1,494,589	2,757,209
	Adani Gas, Ltd.	1,752,902	2,416,239
*	Adani Green Energy, Ltd.	1,671,941	4,651,631
	Adani Ports & Special Economic Zone, Ltd.	66,956	257,568
*	Adani Power, Ltd.	2,362,845	982,656
*	Adani Transmissions, Ltd.	698,916	1,899,430
*	Aditya Birla Capital, Ltd.	2,879,031	1,900,743
	Advanced Enzyme Technologies, Ltd.	26,799	51,611
	Alembic, Ltd.	483,755	324,150
	Allcargo Logistics, Ltd.	556,101	549,863
	Amara Raja Batteries, Ltd.	4,029	30,409
	Ambuja Cements, Ltd.	5,108,578	11,592,607
*	Amtek Auto, Ltd.	941,223	6,462
	Anant Raj, Ltd.	733,265	163,800
*	Anup Engineering, Ltd.	39,212	164,491
	Apar Industries, Ltd.	130,419	536,502
	Apollo Tyres, Ltd.	3,205,400	4,073,598
*	Arvind Fashions, Ltd.	354,113	652,616
	Arvind, Ltd.	1,094,483	349,310
	Ashiana Housing, Ltd.	51,567	29,052
	Ashok Leyland, Ltd.	5,216,139	3,581,629
*	Ashoka Buildcon, Ltd.	261,846	220,250
	Astra Microwave Products, Ltd.	89,903	76,892
	Aurobindo Pharma, Ltd.	2,186,921	17,885,461
	Axis Bank, Ltd.	9,870,296	57,556,568
*	Bajaj Hindusthan Sugar, Ltd.	1,004,052	74,040
	Bajaj Holdings & Investment, Ltd.	378,528	10,213,914
	Balmer Lawrie & Co., Ltd.	841,069	1,117,448
	Balrampur Chini Mills, Ltd.	2,142,719	2,817,128
	Banco Products India, Ltd.	114,394	105,189
*	Bank of Baroda	4,804,501	3,119,659
*	Bank of Maharashtra	578,945	73,631
	BEML, Ltd.	131,933	1,019,940
	Bharat Dyanamics, Ltd.	2,665	7,622
	Bharat Electronics, Ltd.	6,481,317	6,201,681
	Bharat Forge, Ltd.	9,291	37,739
	Bharat Heavy Electricals, Ltd.	5,700,069	1,700,983
*	Bharti Airtel, Ltd.	23,172,024	157,880,995
	Birla Corp., Ltd.	210,503	1,143,208
*	Birlasoft, Ltd.	1,946,753	1,858,590
	Bodal Chemicals, Ltd.	183,430	126,750
	Borosil Renewables, Ltd.	12,105	5,969
	Brigade Enterprises, Ltd.	460,786	722,389
	BSE, Ltd.	119,329	616,331
	Cadila Healthcare, Ltd.	399,189	1,713,325
	Can Fin Homes, Ltd.	364,955	1,547,660

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Canara Bank	1,449,186	$1,674,838
	Capacit’e Infraprojects, Ltd.	41,710	48,030
	Ceat, Ltd.	247,555	2,627,273
	Century Textiles & Industries, Ltd.	12,794	49,231
*	CG Power and Industrial Solutions, Ltd.	4,564,410	481,840
	Chambal Fertilizers & Chemicals, Ltd.	1,446,546	2,479,209
	Chennai Super Kings Cricket, Ltd.	5,080,767	28,545
*	Cholamandalam Financial Holdings, Ltd.	420,899	1,648,430
	Cipla, Ltd.	896,605	6,982,668
	City Union Bank, Ltd.	1,451,921	2,748,635
	Cochin Shipyard, Ltd.	26,896	88,644
*	Coffee Day Enterprises, Ltd.	161,329	40,737
	Container Corp. Of India, Ltd.	357,502	1,773,179
	Cyient, Ltd.	124,698	378,936
*	Dalmia Bharat, Ltd.	284,948	1,971,932
	DB Corp., Ltd.	142,709	141,432
	DCB Bank, Ltd.	2,240,827	2,373,804
	DCM Shriram, Ltd.	467,612	1,695,460
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	346,347	474,209
	Delta Corp., Ltd.	51,743	46,888
	Dhampur Sugar Mills, Ltd.	298,688	396,007
	Dilip Buildcon, Ltd.	108,385	368,258
*	Dish TV India, Ltd.	2,132,040	135,539
	Dishman Carbogen Amcis, Ltd.	774,411	861,715
	DLF, Ltd.	4,124,750	7,901,395
	Dr Reddy’s Laboratories, Ltd., ADR	218,303	11,174,931
	Dr Reddy’s Laboratories, Ltd.	496,386	25,676,859
	eClerx Services, Ltd.	13,413	82,385
	Edelweiss Financial Services, Ltd.	1,424,853	742,796
	EID Parry India, Ltd.	820,128	1,580,913
	EIH, Ltd.	422,487	421,278
	Engineers India, Ltd.	174,931	155,931
	Escorts, Ltd.	522,191	4,888,337
	Essel Propack, Ltd.	248,087	585,529
*	Excel Industries, Ltd.	1,169	10,162
	Exide Industries, Ltd.	280,804	585,954
	FDC, Ltd.	70,089	225,512
	Federal Bank, Ltd.	15,561,849	10,003,812
	Finolex Cables, Ltd.	517,726	1,749,847
	Finolex Industries, Ltd.	148,359	791,357
	Firstsource Solutions, Ltd.	2,233,864	1,039,110
*	Fortis Healthcare, Ltd.	2,176,214	3,639,299
*	Future Enterprises, Ltd.	1,670,681	280,995
	GAIL India, Ltd.	15,973,772	20,032,631
	Gateway Distriparks, Ltd.	389,211	472,287
	Gati, Ltd.	479,880	244,333
	General Insurance Corp. of India	111,280	204,553
*	GFL, Ltd.	292,627	330,549
	GHCL, Ltd.	412,199	573,120
	GIC Housing Finance, Ltd.	177,217	170,268
	Glenmark Pharmaceuticals, Ltd.	1,201,637	5,318,524
	Godfrey Phillips India, Ltd.	85,898	1,143,114
	Granules India, Ltd.	2,028,060	4,308,146
	Graphite India, Ltd.	20,799	57,362
	Grasim Industries, Ltd.	2,021,115	13,496,063
	Great Eastern Shipping Co., Ltd. (The)	686,106	2,135,996
*	Greaves Cotton, Ltd.	355,301	374,374
*	Greenpanel Industries, Ltd.	15,060	5,479
	Gujarat Alkalies & Chemicals, Ltd.	225,899	1,081,697

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gujarat Ambuja Exports, Ltd.	140,066	$225,628
*	Gujarat Fluorochemicals, Ltd.	386,472	1,594,223
	Gujarat Mineral Development Corp., Ltd.	886,687	460,584
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	490,235	909,537
	Gujarat Pipavav Port, Ltd.	388,699	293,995
	Gujarat State Fertilizers & Chemicals, Ltd.	1,524,700	887,827
	Gujarat State Petronet, Ltd.	1,748,720	4,827,698
	HBL Power Systems, Ltd.	233,016	40,054
	HEG, Ltd.	12,117	127,985
	HeidelbergCement India, Ltd.	345,204	713,084
	Heritage Foods, Ltd.	2,017	7,335
	HFCL, Ltd.	6,581,209	953,340
	Hikal, Ltd.	308,027	454,242
	HIL, Ltd.	18,294	191,489
	Himadri Speciality Chemical, Ltd.	203,546	133,445
	Himatsingka Seide, Ltd.	356,004	256,110
	Hindalco Industries, Ltd.	12,678,607	21,471,752
	Hinduja Global Solutions, Ltd.	75,176	577,290
	Hopewell Tableware, Ltd.	12,105	22,535
*	Housing Development & Infrastructure, Ltd.	547,935	13,388
	ICICI Bank, Ltd., Sponsored ADR	5,868,831	57,279,789
	ICICI Bank, Ltd.	201,006	1,001,915
*	IDFC First Bank, Ltd.	12,712,483	3,650,448
	IDFC, Ltd.	8,664,604	1,666,647
*	IFCI, Ltd.	6,236,220	338,201
	IIFL Finance, Ltd.	2,447,102	2,480,219
	IIFL Securities, Ltd.	2,626,942	1,186,683
	IIFL Wealth Management, Ltd.	369,631	4,614,608
	India Cements, Ltd. (The)	2,085,811	2,852,161
	India Glycols, Ltd.	112,323	412,752
	Indiabulls Housing Finance, Ltd.	3,198,053	5,602,429
*	Indiabulls Integrated Services, Ltd.	12,975	7,451
*	Indiabulls Real Estate, Ltd.	2,821,183	2,165,571
	Indiabulls Ventures, Ltd.	23,401	32,807
*	Indian Bank	800,240	548,840
	Indian Hotels Co., Ltd. (The)	1,747,127	1,850,175
	Indian Hume Pipe Co., Ltd.	2,945	6,286
	Indo Count Industries, Ltd.	394,566	153,863
	Indoco Remedies, Ltd.	38,348	119,209
	INEOS Styrolution India, Ltd.	24,506	188,309
	Infibeam Avenues, Ltd.	3,121,697	1,842,676
	Ingersoll-Rand India, Ltd.	41,414	345,443
	Insecticides India, Ltd.	13,709	74,532
*	Intellect Design Arena, Ltd.	355,025	333,298
	IRCON International, Ltd.	11,290	12,763
	ITD Cementation India, Ltd.	187,582	93,829
	J Kumar Infraprojects, Ltd.	195,784	206,411
	Jagran Prakashan, Ltd.	489,592	269,575
	Jai Corp., Ltd.	458,345	424,525
*	Jaiprakash Associates, Ltd.	5,097,576	111,529
*	Jammu & Kashmir Bank, Ltd. (The)	2,028,154	398,369
	JB Chemicals & Pharmaceuticals, Ltd.	365,551	2,708,594
*	Jindal Photo Imaging, Ltd.	33,247	27,848
	Jindal Poly Films, Ltd.	116,128	380,586
	Jindal Saw, Ltd.	1,432,367	1,050,901
*	Jindal Stainless Hisar, Ltd.	10,311	6,025
*	Jindal Stainless, Ltd.	258,426	106,366
*	Jindal Steel & Power, Ltd.	4,378,403	5,365,311
	JK Cement, Ltd.	204,339	3,035,564

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	JK Lakshmi Cement, Ltd.	370,638	$978,411
	JK Paper, Ltd.	810,791	1,055,664
	JK Tyre & Industries, Ltd.	719,405	494,247
	JM Financial, Ltd.	2,953,915	2,532,147
	JMC Projects India, Ltd.	119,647	64,597
	JSW Energy, Ltd.	4,277,015	2,515,206
	JSW Steel, Ltd.	10,057,639	23,932,000
	Jubilant Life Sciences, Ltd.	1,000,613	5,309,188
	Jyothy Labs, Ltd.	26,964	41,403
	Kalpataru Power Transmission, Ltd.	662,133	2,031,640
	Kalyani Steels, Ltd.	76,266	154,691
	Karnataka Bank, Ltd. (The)	1,862,098	1,079,608
	Karur Vysya Bank, Ltd. (The)	2,954,405	1,150,446
	Kaveri Seed Co., Ltd.	83,828	414,836
	KCP, Ltd. (The)	200,110	112,672
	KEC International, Ltd.	18,601	48,138
	Kiri Industries, Ltd.	131,062	508,011
	Kirloskar Brothers, Ltd.	64,949	90,161
	Kirloskar Oil Engines, Ltd.	298,653	442,437
	KNR Constructions, Ltd.	203,640	563,764
	Kolte-Patil Developers, Ltd.	135,766	301,076
*	KPIT Technologies, Ltd.	2,056,795	1,532,684
	KPR Mill, Ltd.	40,882	250,530
	KRBL, Ltd.	120,245	306,659
	L&T Finance Holdings, Ltd.	5,715,804	4,937,101
	Lakshmi Machine Works, Ltd.	1,294	41,584
*	Lakshmi Vilas Bank, Ltd. (The)	374,225	73,330
	Larsen & Toubro, Ltd.	2,495,843	29,609,251
	Laurus Labs, Ltd.	49,400	334,245
	LG Balakrishnan & Bros, Ltd.	14,177	36,401
	LIC Housing Finance, Ltd.	3,301,993	12,351,763
	Linde India, Ltd.	55,381	393,746
	LT Foods, Ltd.	849,332	245,327
	Lupin, Ltd.	2,488,895	27,397,543
	Magma Fincorp, Ltd.	497,745	121,996
	Maharashtra Scooters, Ltd.	8,085	240,673
	Maharashtra Seamless, Ltd.	168,805	497,045
	Mahindra & Mahindra Financial Services, Ltd.	2,248,372	4,910,450
	Mahindra & Mahindra, Ltd.	6,911,956	33,428,808
*	Mahindra CIE Automotive, Ltd.	216,128	270,662
	Mahindra Lifespace Developers, Ltd.	188,633	466,562
	Maithan Alloys, Ltd.	1,776	9,243
	Majesco, Ltd.	26,238	93,848
	Manappuram Finance, Ltd.	3,901,966	6,879,900
	Mangalam Cement, Ltd.	7,882	16,160
	Marksans Pharma, Ltd.	1,741,434	462,091
	Mastek, Ltd.	87,360	294,926
*	Max India, Ltd.	489,573	397,013
	Meghmani Organics, Ltd.	1,076,781	713,396
	MOIL, Ltd.	478,127	818,003
	Motherson Sumi Systems, Ltd.	166,081	193,450
	Mphasis, Ltd.	499,677	4,944,638
	MPS, Ltd.	1,591	5,874
	MRF, Ltd.	11,043	8,797,722
	Muthoot Finance, Ltd.	933,431	10,756,553
	Natco Pharma, Ltd.	48,703	392,660
	National Aluminium Co., Ltd.	5,721,126	2,394,323
	Nava Bharat Ventures, Ltd.	683,873	342,963
	Navin Fluorine International, Ltd.	7,034	145,291

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NCC, Ltd.	5,489,994	$1,874,904
	Neuland Laboratories, Ltd.	2,923	17,170
	NIIT, Ltd.	590,477	660,197
	Nilkamal, Ltd.	54,708	771,481
	NMDC, Ltd.	179,947	190,911
	NOCIL, Ltd.	561,632	645,869
	Nucleus Software Exports, Ltd.	18,815	55,976
	Oberoi Realty, Ltd.	665,396	2,992,311
	Omaxe, Ltd.	399,851	818,143
	Orient Cement, Ltd.	677,726	365,156
	Parag Milk Foods, Ltd.	137,951	166,058
*	PC Jeweller, Ltd.	1,665,163	264,123
	Persistent Systems, Ltd.	349,620	2,195,511
	Petronet LNG, Ltd.	4,417,493	14,190,521
	Phillips Carbon Black, Ltd.	567,401	597,280
	Piramal Enterprises, Ltd.	838,139	10,700,056
	PNB Housing Finance, Ltd.	186,149	487,130
	PNC Infratech, Ltd.	321,227	529,635
	Polyplex Corp., Ltd.	101,191	587,764
	Power Finance Corp., Ltd.	7,927,065	10,018,787
	Power Mech Projects, Ltd.	22,886	114,910
*	Prabhat Dairy, Ltd.	20,225	17,965
	Praj Industries, Ltd.	92,329	74,997
	Prakash Industries, Ltd.	617,926	260,864
	Prestige Estates Projects, Ltd.	647,281	1,477,558
*	Procter & Gamble Health, Ltd.	43,481	2,472,917
	PTC India Financial Services, Ltd.	2,402,212	303,662
	PTC India, Ltd.	2,164,859	1,144,082
*	Punjab National Bank	7,552,412	3,228,507
*	Quess Corp., Ltd.	37,802	105,115
	Quick Heal Technologies, Ltd.	60,811	94,859
	Rain Industries Ltd.	972,991	908,672
	Rajesh Exports, Ltd.	651,590	5,350,735
	Rallis India, Ltd.	459,722	1,294,497
	Ramco Industries, Ltd.	121,800	211,102
	Ramkrishna Forgings, Ltd.	23,959	59,212
	Rashtriya Chemicals & Fertilizers, Ltd.	1,460,777	757,020
	Ratnamani Metals & Tubes, Ltd.	3,836	46,557
	Raymond, Ltd.	373,351	1,189,853
	RBL Bank, Ltd.	322,994	556,061
	REC, Ltd.	8,572,321	10,810,814
	Redington India, Ltd.	2,544,171	2,514,537
	Reliance Industries, Ltd., GDR	16,375	621,375
	Reliance Industries, Ltd.	29,368,007	570,223,509
*	Reliance Power, Ltd.	6,756,689	205,590
	Repco Home Finance, Ltd.	378,314	632,968
	Sadbhav Engineering, Ltd.	65,085	40,136
*	Sanghi Industries, Ltd.	55,354	13,814
	Sasken Technologies, Ltd.	11,679	63,171
*	Satin Creditcare Network, Ltd.	3,903	3,148
	Sequent Scientific, Ltd.	521,810	522,042
	Seshasayee Paper & Boards, Ltd.	59,795	104,978
	Sharda Cropchem, Ltd.	28,099	54,797
	Shilpa Medicare, Ltd.	4,373	20,930
*	Shipping Corp. of India, Ltd.	1,241,522	720,372
	Shriram City Union Finance, Ltd.	27,860	270,334
	Shriram Transport Finance Co., Ltd.	1,393,839	14,462,268
	SML ISUZU, Ltd.	13,893	71,379
	Sobha, Ltd.	588,110	1,566,229

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Somany Ceramics, Ltd.	18,040	$25,984
*	Somany Home Innovation, Ltd.	460,561	451,761
	South Indian Bank, Ltd. (The)	9,284,141	724,605
	Srei Infrastructure Finance, Ltd.	629,088	32,448
	SRF, Ltd.	138,027	6,764,637
	Srikalahasthi Pipes, Ltd.	69,809	137,019
	Star Cement, Ltd.	103,512	107,337
*	State Bank of India	7,898,406	19,735,071
	Steel Authority of India, Ltd.	5,836,334	2,432,278
	Strides Pharma Science, Ltd.	572,425	3,274,685
	Sun Pharmaceutical Industries, Ltd.	4,354,569	26,646,877
	Sun TV Network, Ltd.	89,286	453,987
	Sunteck Realty, Ltd.	290,750	762,850
	Surya Roshni, Ltd.	117,606	140,757
	TAKE Solutions, Ltd.	583,259	449,867
	Tata Chemicals, Ltd.	761,327	2,846,311
	Tata Consumer Products, Ltd.	3,539,027	16,449,807
	Tata Metaliks, Ltd.	1,879	11,818
*	Tata Motors, Ltd.	19,168,445	23,334,764
	Tata Steel, Ltd.	3,972,349	15,387,284
	Tech Mahindra, Ltd.	512,811	3,686,153
*	Techno Electric & Engineering Co., Ltd.	51,972	146,581
	Tejas Networks, Ltd.	116,831	57,798
*	Teledata Marine Solutions, Ltd.	267,258	0
	Texmaco Rail & Engineering, Ltd.	492,982	167,057
	Thirumalai Chemicals, Ltd.	138,434	82,979
	Thomas Cook India, Ltd.	95,989	34,192
	Tide Water Oil Co India, Ltd.	2,390	114,212
	Time Technoplast, Ltd.	861,579	391,066
	Tinplate Co. of India, Ltd. (The)	306,109	348,848
	Tourism Finance Corp. of India, Ltd.	31,946	14,183
	Transport Corp. of India, Ltd.	158,123	356,869
	Trident, Ltd.	8,544,349	550,539
	Triveni Engineering & Industries, Ltd.	585,582	290,095
	Tube Investments of India, Ltd.	391,526	1,935,318
	TV Today Network, Ltd.	29,230	75,858
*	TV18 Broadcast, Ltd.	4,881,298	1,259,848
	TVS Srichakra, Ltd.	1,968	27,199
*	UCO Bank	1,814,473	307,778
	Uflex, Ltd.	305,760	743,636
	Unichem Laboratories, Ltd.	253,069	499,924
*	Union Bank of India	1,643,857	591,322
*	Usha Martin, Ltd.	368,127	75,937
*	VA Tech Wabag, Ltd.	189,665	324,144
	Vardhman Textiles, Ltd.	201,907	1,730,005
	Vedanta, Ltd.	18,421,626	21,293,415
#	Vedanta, Ltd., ADR	739,621	3,343,089
	Venky’s India, Ltd.	538	7,799
	Vindhya Telelinks, Ltd.	23,536	193,559
*	Vodafone Idea, Ltd.	69,135,814	3,829,282
	Welspun Corp., Ltd.	996,860	839,227
	Welspun Enterprises, Ltd.	683,531	473,379
	Welspun India, Ltd.	1,919,926	667,718
	West Coast Paper Mills, Ltd.	202,821	380,178
	Wipro, Ltd.	9,688,471	24,623,319
*	Wockhardt, Ltd.	369,382	1,249,337
	Yes Bank, Ltd.	19,922,354	7,388,475
	Zee Entertainment Enterprises, Ltd.	158,265	332,220

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Zensar Technologies, Ltd.	753,948	$842,417

TOTAL INDIA			1,668,881,466

INDONESIA — (1.8%)
	Adaro Energy Tbk PT	159,238,300	9,758,228
	Adhi Karya Persero Tbk PT	19,257,200	707,339
*	Adi Sarana Armada Tbk PT	717,700	17,906
*	Agung Podomoro Land Tbk PT	29,697,900	207,343
	AKR Corporindo Tbk PT	563,800	90,357
*	Alam Sutera Realty Tbk PT	150,252,300	1,181,417
	Aneka Tambang Tbk	63,564,277	2,172,135
	Asahimas Flat Glass Tbk PT	3,673,600	715,461
	Astra Agro Lestari Tbk PT	4,570,267	1,860,602
	Astra International Tbk PT	13,165,400	3,367,266
*	Astrindo Nusantara Infrastructure Tbk PT	97,379,100	327,325
*	Bakrie Telecom Tbk PT	160,430,200	101,111
*	Bank Bukopin Tbk.	49,146,933	391,999
	Bank Danamon Indonesia Tbk PT	25,058,254	4,162,763
	Bank Mandiri Persero Tbk PT	140,795,562	41,853,054
	Bank Negara Indonesia Persero Tbk PT	58,233,041	15,891,532
*	Bank Pan Indonesia Tbk PT	91,864,201	4,604,613
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	28,021,700	1,508,371
	Bank Pembangunan Daerah Jawa Timur Tbk PT	35,095,800	1,320,535
*	Bank Permata Tbk PT	23,162,000	1,913,999
	Bank Tabungan Negara Persero Tbk PT	31,944,827	1,881,280
*	Barito Pacific Tbk PT	123,959,400	12,002,696
	Bekasi Fajar Industrial Estate Tbk PT	40,096,300	307,934
	BISI International Tbk PT	13,874,700	846,464
	Blue Bird Tbk PT	241,300	15,729
*	Buana Lintas Lautan Tbk PT	29,766,000	354,306
	Bukit Asam Tbk PT	22,735,900	2,846,190
*	Bumi Serpong Damai Tbk PT	62,852,100	2,956,957
	Ciputra Development Tbk PT	120,367,678	4,339,120
*	City Retail Developments Tbk PT	1,000,000	9,929
	Davomas Abadi Tbk PT	54,906,800	0
*	Delta Dunia Makmur Tbk PT	46,787,500	421,934
*	Eagle High Plantations Tbk PT	73,418,400	391,985
	Elnusa Tbk PT	36,504,200	477,461
	Erajaya Swasembada Tbk PT	15,429,800	1,290,728
*	Gajah Tunggal Tbk PT	23,257,400	524,710
*	Garuda Indonesia Persero Tbk PT	39,974,481	503,177
*	Global Mediacom Tbk PT	76,099,000	1,057,823
*	Hanson International Tbk PT	37,319,300	125,443
	Harum Energy Tbk PT	5,694,600	479,210
	Hexindo Adiperkasa Tbk PT	646,644	112,665
	Indah Kiat Pulp & Paper Corp. Tbk PT	32,094,000	11,846,931
	Indika Energy Tbk PT	17,878,100	943,539
	Indo Tambangraya Megah Tbk PT	4,320,500	2,082,768
	Indofood Sukses Makmur Tbk PT	50,994,500	22,249,588
	Indomobil Sukses Internasional Tbk PT	977,200	28,653
	Indo-Rama Synthetics Tbk PT	180,100	25,273
	Intiland Development Tbk PT	77,874,200	1,162,305
	Japfa Comfeed Indonesia Tbk PT	39,345,050	2,560,826
	Jaya Real Property Tbk PT	88,929,600	2,411,344
*	Kawasan Industri Jababeka Tbk PT	241,108,556	2,120,162
	KMI Wire & Cable Tbk PT	17,602,400	470,681
*	Krakatau Steel Persero Tbk PT	5,127,500	59,115
*	Lippo Cikarang Tbk PT	17,077,810	795,551
*	Lippo Karawaci Tbk PT	495,154,662	5,333,614

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Malindo Feedmill Tbk PT	11,643,300	$441,583
*	Medco Energi Internasional Tbk PT	60,112,466	1,810,221
	Media Nusantara Citra Tbk PT	49,506,200	3,019,097
	Metrodata Electronics Tbk PT	7,850,850	640,435
*	MNC Investama Tbk PT	273,745,600	918,363
*	Modernland Realty Tbk PT	89,134,400	470,056
*	Multipolar Tbk PT	11,055,200	36,982
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,315,100	1,102,826
	Pan Brothers Tbk PT	38,494,550	374,212
*	Panin Financial Tbk PT	134,688,300	1,637,497
*	Paninvest Tbk PT	20,293,400	1,005,519
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	30,198,084	1,429,214
	PP Persero Tbk PT	32,632,700	1,451,402
	PP Properti Tbk PT	24,269,200	81,377
	Ramayana Lestari Sentosa Tbk PT	18,763,600	722,309
*	Salim Ivomas Pratama Tbk PT	31,844,900	454,554
*	Sampoerna Agro Tbk PT	11,192,141	1,873,064
	Selamat Sempurna Tbk PT	2,625,400	218,652
	Semen Indonesia Persero Tbk PT	18,282,100	9,704,388
*	Sentul City Tbk PT	185,303,900	621,099
*	Siloam International Hospitals Tbk PT	1,781,100	624,820
	Sinar Mas Agro Resources & Technology Tbk PT	7,450,300	1,465,032
	Sri Rejeki Isman Tbk PT	131,007,600	1,413,111
	Summarecon Agung Tbk PT	5,342,900	158,067
*	Surya Esa Perkasa Tbk PT	13,264,400	132,791
	Surya Semesta Internusa Tbk PT	46,704,200	953,004
*	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	75,772
*	Tiga Pilar Sejahtera Food Tbk	41,727,122	88,363
	Timah Tbk PT	28,539,960	886,373
	Tiphone Mobile Indonesia Tbk PT	6,628,800	53,660
*	Trada Alam Minera Tbk PT	188,544,700	633,764
	Trias Sentosa Tbk PT	336,500	8,338
*	Truba Alam Manuggal Engineering PT	129,244,500	0
	Tunas Baru Lampung Tbk PT	27,250,700	968,415
	Tunas Ridean Tbk PT	33,745,000	2,775,095
	Ultrajaya Milk Industry & Trading Co. Tbk PT	8,918,800	826,701
	Unggul Indah Cahaya Tbk PT	288,335	60,438
	United Tractors Tbk PT	17,800,700	19,414,787
*	Vale Indonesia Tbk PT	16,337,500	2,795,718
	Waskita Beton Precast Tbk PT	101,825,400	1,002,424
	Waskita Karya Persero Tbk PT	39,682,200	1,603,576
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	72,385
	Wijaya Karya Beton Tbk PT	32,986,300	520,898
	Wijaya Karya Persero Tbk PT	33,674,800	2,129,538
*	XL Axiata Tbk PT	38,668,100	6,552,865

TOTAL INDONESIA			248,418,232

MALAYSIA — (2.3%)
	Aeon Co. M Bhd	2,308,900	603,623
*	AFFIN Bank Bhd	9,669,218	3,411,239
#	AirAsia Group Bhd	17,029,500	3,199,399
*	AirAsia X Bhd	249,200	6,295
	Alliance Bank Malaysia Bhd	11,291,700	5,102,732
	Allianz Malaysia Bhd	84,800	275,842
	AMMB Holdings Bhd	18,008,862	12,439,048
	Ann Joo Resources Bhd	932,600	153,524
	APM Automotive Holdings Bhd	341,800	134,458
	Batu Kawan Bhd	1,849,250	5,494,583

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	Berjaya Assets Bhd	604,700	$39,377
*	Berjaya Corp. Bhd	32,706,678	1,477,969
# *	Berjaya Land Bhd	9,490,900	418,237
	BIMB Holdings Bhd	1,122,607	824,751
*	Boustead Holdings Bhd	8,193,791	864,986
#	Boustead Plantations Bhd	3,159,100	207,827
# *	Bumi Armada Bhd	26,486,000	1,013,896
	Cahya Mata Sarawak Bhd	1,105,000	352,529
	Can-One Bhd	297,600	174,073
#	CB Industrial Product Holding Bhd	1,536,600	289,003
	Chin Teck Plantations BHD	305,100	396,654
	CIMB Group Holdings Bhd	48,564,482	38,831,189
*	Coastal Contracts Bhd	1,558,000	240,516
	CSC Steel Holdings Bhd	821,256	146,605
	Cypark Resources Bhd	822,350	177,001
	Dagang NeXchange Bhd	404,500	14,884
	DRB-Hicom Bhd	8,763,900	2,855,228
	Eastern & Oriental Bhd	7,484,313	740,670
*	Eco World Development Group Bhd	5,003,200	472,393
#	Ekovest BHD	12,731,400	1,433,215
	Engtex Group Bhd	679,800	89,483
	Evergreen Fibreboard Bhd	1,873,915	67,279
	FAR East Holdings BHD	57,360	28,854
# *	FGV Holdings Bhd	13,988,900	2,744,746
#	Gabungan AQRS Bhd	3,269,474	659,274
	Gadang Holdings Bhd	4,666,200	436,912
	Gamuda Bhd	12,313,733	9,178,259
#	Genting Bhd	17,135,000	16,571,597
	Genting Malaysia Bhd	18,442,500	10,137,212
#	George Kent Malaysia Bhd	3,116,100	492,405
	Glomac Bhd	2,406,390	169,976
	GuocoLand Malaysia Bhd	1,758,800	240,385
	HAP Seng Consolidated Bhd	2,699,582	4,602,834
	Hap Seng Plantations Holdings Bhd	1,939,900	620,486
# *	Hengyuan Refining Co. Bhd	1,154,900	833,170
	HeveaBoard Bhd	2,153,300	183,583
	Hiap Teck Venture Bhd	8,346,100	316,630
#	Hong Leong Financial Group Bhd	2,746,934	8,366,189
	Hong Leong Industries Bhd	129,100	245,774
	IGB Bhd	2,558,908	1,468,836
	IJM Corp. Bhd	24,631,418	9,471,118
#	Insas Bhd	3,851,600	545,631
#	IOI Properties Group Bhd	8,061,625	1,901,876
*	Iris Corp. Bhd	12,096,400	305,679
# *	Iskandar Waterfront City Bhd	1,951,300	226,293
# *	JAKS Resources Bhd	3,841,300	920,556
*	Jaya Tiasa Holdings Bhd	4,413,433	489,270
	Keck Seng Malaysia Bhd	2,149,000	1,822,208
	Kenanga Investment Bank Bhd	1,098,687	115,751
# *	KNM Group Bhd	20,095,890	627,543
# *	KSL Holdings Bhd	5,182,751	672,273
	Kumpulan Fima BHD	825,100	237,306
	Land & General Bhd	19,336,420	444,198
*	Landmarks Bhd	1,729,008	107,743
	LBS Bina Group Bhd	6,907,080	574,995
	Lotte Chemical Titan Holding Bhd	856,500	336,210
	Magnum Bhd	5,994,500	3,059,163
#	Mah Sing Group Bhd	11,750,062	1,182,450
	Malayan Banking Bhd	14,744,471	25,877,383

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Malayan Flour Mills Bhd	6,329,375	$817,383
	Malaysia Airports Holdings Bhd	476,154	578,900
	Malaysia Building Society Bhd	15,332,591	2,255,460
*	Malaysia Marine and Heavy Engineering Holdings Bhd	1,088,700	119,952
*	Malaysian Bulk Carriers Bhd	1,604,625	131,646
	Malaysian Pacific Industries Bhd	177,675	448,281
#	Malaysian Resources Corp. Bhd	20,654,800	2,309,476
	Malton Bhd	2,332,400	209,720
	Matrix Concepts Holdings Bhd	794,700	309,686
	MBM Resources BHD	1,407,303	948,792
*	Media Prima Bhd	1,568,700	55,985
	Mega First Corp. Bhd	1,149,200	1,328,223
#	MISC Bhd	7,575,304	13,813,246
	MKH Bhd	3,789,378	894,300
#	MMC Corp. Bhd	4,725,280	754,266
	MNRB Holdings Bhd	3,527,979	593,320
*	MPHB Capital Bhd	178,400	29,500
	Muda Holdings Bhd	1,439,500	425,482
	Muhibbah Engineering M Bhd	3,732,300	892,468
*	Mulpha International Bhd	1,488,160	502,665
*	OCK Group Bhd	131,800	15,666
	Oriental Holdings BHD	3,046,279	3,554,607
	OSK Holdings Bhd	10,477,606	1,895,962
	Panasonic Manufacturing Malaysia Bhd	151,680	1,107,535
	Pantech Group Holdings Bhd	3,482,272	310,391
	Paramount Corp. Bhd	2,453,655	409,046
	Petron Malaysia Refining & Marketing Bhd	247,800	230,031
#	Pos Malaysia Bhd	1,980,500	397,802
	PPB Group Bhd	3,525,139	13,437,742
	RHB Bank Bhd	13,176,700	14,500,882
#	Sapura Energy Bhd	39,709,700	778,402
#	Sarawak Oil Palms Bhd	694,467	387,701
	Shangri-La Hotels Malaysia Bhd	410,000	432,581
	Sime Darby Bhd	21,654,600	10,030,562
	Sime Darby Property Bhd	7,330,900	1,104,078
#	SP Setia Bhd Group	9,325,073	1,747,827
*	Sumatec Resources Bhd	2,855,100	2,523
	Sunway Bhd	12,332,186	4,478,952
	Suria Capital Holdings Bhd	989,280	219,405
	Ta Ann Holdings Bhd	2,489,526	1,289,354
	TA Enterprise Bhd	14,909,300	1,726,012
#	TA Global Bhd	12,359,880	688,592
	Tan Chong Motor Holdings Bhd	2,329,800	571,595
	TIME dotCom Bhd	1,736,080	3,947,199
*	Tropicana Corp. Bhd	6,550,310	1,219,844
	Tune Protect Group Bhd	2,001,800	164,294
	UEM Edgenta Bhd	1,204,400	707,126
# *	UEM Sunrise Bhd	17,253,445	1,705,363
	United Malacca Bhd	941,000	961,796
	UOA Development Bhd	8,795,900	3,408,835
*	Velesto Energy Bhd	18,780,227	633,304
*	Vivocom International Holdings Bhd	3,725,667	17,329
*	Vizione Holdings Bhd	1,658,571	135,766
	VS Industry Bhd	14,058,500	3,000,025
	Wah Seong Corp. Bhd	2,371,280	340,934
# *	WCT Holdings Bhd	8,925,218	1,039,427
	WTK Holdings Bhd	522,800	40,474
	Yinson Holdings Bhd	91,900	110,515
*	YNH Property Bhd	3,700,950	2,152,375

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	YTL Corp. Bhd	54,490,411	$9,652,507

TOTAL MALAYSIA			304,136,388

MEXICO — (2.2%)
#	ALEATICA S.A.B. de C.V	21,226	16,482
#	Alfa S.A.B. de C.V., Class A	30,277,813	12,399,569
#	Alpek S.A.B. de C.V	4,106,213	1,942,277
#	Arca Continental S.A.B. de C.V	2,017,493	7,756,562
#	Banco del Bajio SA	1,357,098	1,069,867
	Becle S.A.B. de C.V	844,717	1,288,753
*	Bio Pappel S.A.B. de C.V	287,567	166,925
	Cemex S.A.B. de C.V	8,135,155	1,721,476
	Cemex S.A.B. de C.V., Sponsored ADR	6,811,714	14,440,833
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	73,690	3,044,134
	Coca-Cola Femsa S.A.B. de C.V	1,044,400	4,179,593
#	Consorcio ARA S.A.B. de C.V	6,650,124	825,023
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	1,487,738	444,451
	Corp. Actinver S.A.B. de C.V	89,268	34,446
	Corpovael S.A. de C.V	800	149
	Credito Real S.A.B. de C.V. SOFOM ER	1,447,650	861,947
	Cydsa S.A.B. de C.V	5,874	4,926
	Dine S.A.B. de C.V	1,027,267	434,972
#	El Puerto de Liverpool S.A.B. de C.V	827,672	2,089,356
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	185,791	11,951,935
*	Genomma Lab Internacional S.A.B. de C.V., Class B	1,374,703	1,095,154
	Gentera S.A.B. de C.V	1,801,797	724,427
# *	Grupo Aeromexico S.A.B. de C.V	1,738,079	674,289
#	Grupo Carso S.A.B. de C.V	4,845,243	9,625,751
#	Grupo Cementos de Chihuahua S.A.B. de C.V	1,548,702	4,488,479
#	Grupo Comercial Chedraui S.A. de C.V	3,240,040	3,860,999
	Grupo Elektra S.A.B. de C.V	237,103	13,546,775
*	Grupo Famsa S.A.B. de C.V., Class A	1,359,261	132,537
	Grupo Financiero Banorte S.A.B. de C.V., Class O	16,350,196	44,761,046
#	Grupo Financiero Inbursa S.A.B. de C.V., Class O	14,182,748	8,468,103
# *	Grupo Gigante S.A.B. de C.V	471,076	478,875
#	Grupo Herdez S.A.B. de C.V	603,460	750,913
	Grupo Industrial Saltillo S.A.B. de C.V	1,352,696	968,456
	Grupo KUO S.A.B. de C.V	2,015,792	3,997,961
#	Grupo Mexico S.A.B. de C.V., Class B	35,010,363	74,448,409
*	Grupo Pochteca S.A.B. de C.V	67,810	15,362
*	Grupo Posadas S.A.B. de C.V	328,713	325,972
*	Grupo Qumma S.A. de C.V	5,301	0
#	Grupo Rotoplas S.A.B. de C.V	185,552	104,782
	Grupo Sanborns S.A.B. de C.V	1,389,018	1,325,564
#	Grupo Simec S.A.B. de C.V., Class B	874,943	1,831,859
*	Grupo Sports World S.A.B. de C.V	293,561	186,970
	Grupo Televisa S.A.B., Sponsored ADR	680,759	3,642,061
	Grupo Televisa S.A.B	2,296,479	2,432,642
# *	Hoteles City Express S.A.B. de C.V	399,511	119,351
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	28,195	983,442
	Industrias Bachoco S.A.B. de C.V., Class B	1,450,638	4,235,567
	Industrias CH S.A.B. de C.V	1,907,677	6,332,275
	Industrias Penoles S.A.B. de C.V	526,545	4,030,852
# *	La Comer S.A.B. de C.V	4,562,784	4,767,059
*	Medica Sur S.A.B. de C.V	1,000	537
# *	Minera Frisco S.A.B. de C.V	3,406,833	254,442
# *	Minera Frisco S.A.B. de C.V., Class A1	5,704,431	684,030
#	Nemak S.A.B. de C.V	3,783,340	698,555
#	Orbia Advance Corp. S.A.B. de C.V	10,283,637	12,233,180

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#	Organizacion Cultiba S.A.B. de C.V	157,421	$71,849
	Organizacion Soriana S.A.B. de C.V., Class B	14,027,227	10,406,490
#	Promotora y Operadora de Infraestructura S.A.B. de C.V	405,696	2,811,474
	Qualitas Controladora S.A.B. de C.V	324,005	1,331,054
	TV Azteca S.A.B. de C.V	6,101,664	108,610
	Unifin Financiera S.A.B. de C.V	485,048	263,646
*	Vitro S.A.B. de C.V., Class A	1,403,287	1,307,157

TOTAL MEXICO			293,200,632

PHILIPPINES — (1.0%)
	ACR Mining Corp.	105,455	7,021
*	Alliance Global Group, Inc.	34,741,906	4,420,532
	Alsons Consolidated Resources, Inc.	14,952,000	272,280
	Altus San Nicolas Corp.	612,198	23,597
*	Apex Mining Co., Inc.	2,152,000	40,269
*	Atlas Consolidated Mining & Development Corp.	5,118,500	191,964
	Ayala Corp.	40,180	457,052
	Bank of the Philippine Islands	3,754,753	4,312,524
	BDO Unibank, Inc.	12,877,229	25,338,094
	Belle Corp.	4,041,000	109,776
	Cebu Air, Inc.	2,315,620	2,215,013
*	CEMEX Holdings Philippines, Inc.	34,416,719	755,224
	Century Properties Group, Inc.	24,226,400	173,988
	China Banking Corp.	8,772,732	3,414,865
	Cosco Capital, Inc.	17,924,000	1,759,656
	DMCI Holdings, Inc.	6,362,900	517,363
*	East West Banking Corp.	5,075,400	788,195
	EEI Corp.	2,496,900	265,412
	Emperador, Inc.	1,145,300	179,469
*	Empire East Land Holdings, Inc.	6,599,000	40,544
*	Export & Industry Bank, Inc., Class A	14,950	0
	Filinvest Development Corp.	384,400	65,101
	Filinvest Land, Inc.	115,037,031	2,152,208
	First Philippine Holdings Corp.	3,588,330	4,078,004
	Fwbc Holdings, Inc.	5,471,786	0
*	Global Ferronickel Holdings, Inc.	13,281,116	233,985
	GT Capital Holdings, Inc.	458,597	4,105,856
	Integrated Micro-Electronics, Inc.	2,190,100	254,619
	JG Summit Holdings, Inc.	14,396,660	14,338,437
	Lopez Holdings Corp.	22,422,500	1,159,613
	LT Group, Inc.	14,850,100	2,269,529
	Megaworld Corp.	87,569,300	4,418,998
	Metro Retail Stores Group, Inc.	1,494,000	56,177
	Metropolitan Bank & Trust Co.	10,857,492	8,304,085
*	Mondragon International Philippines, Inc.	2,464,000	0
	Nickel Asia Corp.	17,474,940	582,183
	Petron Corp.	23,490,900	1,482,129
	Philex Mining Corp.	4,679,000	212,627
*	Philippine National Bank.	4,522,485	2,138,109
*	Philippine National Construction Corp.	398,900	7,272
	Philippine Savings Bank.	1,990,149	1,717,163
	Philippine Townships, Inc.	226,200	0
	Philtown Properties, Inc.	6,701	0
	Phoenix Petroleum Philippines, Inc.	1,527,700	352,785
	Pilipinas Shell Petroleum Corp.	184,030	67,350
	Premium Leisure Corp.	6,804,000	42,742
	RFM Corp.	762,400	68,012
	Rizal Commercial Banking Corp.	5,975,106	1,954,619
	Robinsons Land Corp.	30,822,008	9,106,755

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Robinsons Retail Holdings, Inc.	380,990	$503,153
	San Miguel Corp.	6,038,956	11,592,690
	San Miguel Food and Beverage, Inc.	166,520	195,605
	Security Bank Corp.	1,763,824	3,567,997
	SSI Group, Inc.	8,624,000	229,230
	STI Education Systems Holdings, Inc.	12,851,000	87,507
*	Top Frontier Investment Holdings, Inc.	626,212	1,753,555
	Union Bank Of Philippines	4,242,709	4,541,187
	Vista Land & Lifescapes, Inc.	58,229,568	4,962,866

TOTAL PHILIPPINES			131,884,986

POLAND — (0.8%)
	Agora SA	334,320	620,466
# *	Alior Bank SA	503,993	1,849,306
	Amica SA	5,928	140,107
	Bank Handlowy w Warszawie SA	40,881	363,339
*	Bank Millennium SA	3,280,539	2,234,143
*	Boryszew SA	283,585	248,412
# *	Ciech SA	148,017	1,424,606
	Cyfrowy Polsat SA	531,408	3,285,599
*	Develia SA	1,367,099	654,894
*	Enea SA	2,414,579	3,261,451
	Firma Oponiarska Debica SA	35,664	631,099
*	Getin Noble Bank SA	948,327	52,431
# *	Grupa Azoty SA	237,054	1,520,750
#	Grupa Kety SA	37,156	3,260,169
	Grupa Lotos SA	663,635	10,070,839
#	Jastrzebska Spolka Weglowa SA	175,136	581,452
	Kernel Holding SA	484,032	4,687,718
# *	KGHM Polska Miedz SA	1,246,289	23,441,658
#	Lubelski Wegiel Bogdanka SA	52,381	267,412
# *	mBank SA	33,848	1,802,553
*	Netia SA	1,463,642	1,398,727
*	PGE Polska Grupa Energetyczna SA	4,748,887	4,749,756
#	PKP Cargo SA	109,382	316,495
#	Polski Koncern Naftowy Orlen SA	2,472,231	37,526,840
	Powszechna Kasa Oszczednosci Bank Polski SA	414,731	2,219,541
	Stalexport Autostrady SA	189,773	132,537
	Stalprodukt SA	3,053	102,852
# *	Tauron Polska Energia SA	9,857,649	2,706,501

TOTAL POLAND			109,551,653

QATAR — (0.0%)
	Commercial Bank PSQC (The)	21,698	23,891

RUSSIA — (1.7%)
	Etalon Group P.L.C., GDR	88,415	100,793
	Gazprom PJSC, Sponsored ADR	16,109,153	81,576,090
	Gazprom PJSC, Sponsored ADR	18,140	91,607
	Lukoil PJSC, Sponsored ADR	1,951,521	127,312,816
	Magnitogorsk Iron & Steel Works PJSC, GDR	393,126	2,759,449
	Rosneft Oil Co. PJSC, GDR	2,989,971	13,401,050
	RusHydro PJSC, ADR	6,034,478	4,820,938
	TMK PJSC, GDR	11,656	35,201
	VTB Bank PJSC, GDR	5,770,267	5,447,132

TOTAL RUSSIA			235,545,076

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (0.1%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	75,583	$240,654
	Al Babtain Power & Telecommunication Co.	20,211	122,420
	Al Etihad Cooperative Insurance	34,260	121,144
	Al Jouf Agricultural Development Co.	18,273	113,329
*	Al Khaleej Training and Education Co.	21,814	84,196
	AlAbdullatif Industrial Investment Co.	27,236	70,836
	Arab National Bank	16,269	87,985
	Arabian Cement Co.	66,448	473,780
*	Arabian Shield Cooperative Insurance Co.	20,954	79,260
	Arriyadh Development Co.	8,345	30,786
*	Aseer Trading Tourism & Manufacturing Co.	15,043	36,705
*	Astra Industrial Group	9,290	39,970
	Banque Saudi Fransi	14,596	119,960
	Basic Chemical Industries, Ltd.	2,000	11,392
	City Cement Co.	44,000	161,881
*	Dar Al Arkan Real Estate Development Co.	229,623	492,538
	Dur Hospitality Co.	6,012	35,650
	Eastern Province Cement Co.	49,926	378,091
*	Electrical Industries Co.	25,545	95,664
*	Hail Cement Co.	135,756	423,312
*	Methanol Chemicals Co.	45,000	80,231
*	Middle East Paper Co.	18,444	63,379
*	Najran Cement Co.	128,556	377,774
	National Co., for Glass Manufacturing (The)	3,450	13,601
*	National Industrialization Co.	29,000	78,170
*	Northern Region Cement Co.	86,019	229,878
*	Rabigh Refining & Petrochemical Co.	64,000	232,414
*	Red Sea International Co.	17,612	63,675
	Riyad Bank	58,631	265,059
	Sahara International Petrochemical Co.	157,865	643,139
	Saudi Basic Industries Corp.	47,711	946,818
*	Saudi Ceramic Co.	16,659	129,314
*	Saudi Chemical Co.	12,261	69,598
	Saudi Industrial Investment Group	20,073	99,064
*	Saudi Kayan Petrochemical Co.	100,000	229,612
*	Saudi Printing & Packaging Co.	11,500	38,028
*	Saudi Re for Cooperative Reinsurance Co.	117,500	255,664
	Seera Group Holding.	553,200	2,281,179
*	Tabuk Cement Co.	77,719	241,942
*	Takween Advanced Industries Co.	38,200	68,406
	Yamama Cement Co.	28,000	155,136
	Yanbu Cement Co.	12,350	97,796

TOTAL SAUDI ARABIA			9,879,430

SOUTH AFRICA — (4.2%)
	Absa Group, Ltd.	6,282,458	31,004,874
	Adcock Ingram Holdings, Ltd.	34,991	84,061
#	Adcorp Holdings, Ltd.	973,614	218,972
	Advtech, Ltd.	99,684	46,812
#	AECI, Ltd.	1,649,000	6,610,315
	African Oxygen, Ltd.	164,182	146,155
	African Phoenix Investments, Ltd.	8,992,464	174,499
	African Rainbow Minerals, Ltd.	1,230,479	9,006,173
	Alexander Forbes Group Holdings, Ltd.	6,853,721	1,487,682
	Allied Electronics Corp., Ltd., Class A	134,145	148,595
	Alviva Holdings, Ltd.	1,047,636	281,831
	Anglo American Platinum, Ltd.	35,207	1,847,663
	AngloGold Ashanti, Ltd.	643,950	15,718,912
	AngloGold Ashanti, Ltd., Sponsored ADR	2,183,014	53,243,711

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	ArcelorMittal South Africa, Ltd.	1,294,862	$45,288
*	Aspen Pharmacare Holdings, Ltd.	1,830,515	11,418,221
	Assore, Ltd.	103,905	1,765,007
	Astral Foods, Ltd.	134,124	1,396,285
#	Barloworld, Ltd.	2,708,848	9,938,238
	Bidvest Group, Ltd. (The)	30,462	247,380
# *	Blue Label Telecoms, Ltd.	3,617,676	416,174
# *	Brait SE	6,805,838	1,448,559
	Caxton and CTP Publishers and Printers, Ltd.	2,447,527	651,601
#	DataTec, Ltd.	4,290,124	5,646,970
	Discovery, Ltd.	598,548	3,140,297
	Distell Group Holdings, Ltd.	4,637	19,774
#	DRDGOLD, Ltd.	3,735,077	3,436,882
*	enX Group, Ltd.	391,330	123,161
*	EOH Holdings, Ltd.	461,925	94,914
	Evraz Highveld Steel And Vanad	120,337	0
	Exxaro Resources, Ltd.	1,497,241	8,691,824
#	FirstRand, Ltd.	264,993	578,348
	Foschini Group, Ltd. (The)	53,229	208,845
	Gold Fields, Ltd.	1,085,503	8,080,059
	Gold Fields, Ltd., Sponsored ADR	11,818,542	86,748,098
*	Grindrod Shipping Holdings, Ltd.	116,430	278,282
#	Grindrod, Ltd.	5,968,838	1,120,933
*	Harmony Gold Mining Co., Ltd.	1,224,659	4,507,061
	Hudaco Industries, Ltd.	176,398	639,617
#	Impala Platinum Holdings, Ltd.	4,975,459	29,674,903
	Imperial Logistics, Ltd.	2,050,009	3,605,114
	Investec, Ltd.	1,882,982	3,921,482
*	Invicta Holdings, Ltd.	93,463	25,794
*	JCI, Ltd.	10,677,339	0
	KAP Industrial Holdings, Ltd.	10,187,856	1,104,756
	Kumba Iron Ore, Ltd.	135,811	2,556,060
	Lewis Group, Ltd.	1,400,634	1,192,932
	Liberty Holdings, Ltd.	1,636,384	6,205,415
	Life Healthcare Group Holdings, Ltd.	3,293,194	3,166,242
*	Long4Life, Ltd.	1,383,403	206,084
*	Massmart Holdings, Ltd.	44,183	58,932
	Merafe Resources, Ltd.	13,584,710	269,269
	Metair Investments, Ltd.	1,682,205	1,346,800
	Momentum Metropolitan Holdings	13,900,348	13,006,415
# *	Motus Holdings Ltd.	258,290	420,704
	Mpact, Ltd.	2,586,352	1,069,803
#	MTN Group, Ltd.	18,791,045	49,380,214
	Murray & Roberts Holdings, Ltd.	6,897,290	2,040,495
*	Nampak, Ltd.	5,641,463	506,944
#	Nedbank Group, Ltd.	3,499,581	20,344,692
*	Ninety One, Ltd.	941,491	1,983,503
	Novus Holdings, Ltd.	266,993	21,424
	Oceana Group, Ltd.	118,408	391,141
#	Old Mutual, Ltd.	20,508,346	14,887,066
*	Omnia Holdings, Ltd.	1,817,553	2,305,369
	Peregrine Holdings, Ltd.	1,594,063	1,619,526
*	PPC, Ltd.	10,395,993	694,793
	Raubex Group, Ltd.	2,180,513	2,017,523
	RCL Foods, Ltd.	159,113	82,214
	Reunert, Ltd.	1,319,511	2,848,796
#	RFG Holdings, Ltd.	23,326	18,358
*	Royal Bafokeng Platinum, Ltd.	589,877	1,046,993
	Sanlam, Ltd.	39,807	127,259

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
# *	Sappi, Ltd.	6,450,735	$7,840,243
# *	Sasol, Ltd.	2,811,885	13,344,932
# *	Sasol, Ltd., Sponsored ADR	1,411,834	6,748,567
# *	Sibanye Stillwater, Ltd.	5,741,777	11,696,987
# *	Sibanye Stillwater, Ltd., ADR	2,189,945	17,453,857
#	Standard Bank Group, Ltd.	11,276,419	62,219,873
# *	Steinhoff International Holdings NV	23,998,309	1,442,557
*	Super Group, Ltd.	4,615,408	3,474,757
	Telkom SA SOC, Ltd.	3,122,734	3,462,292
*	Tongaat Hulett, Ltd.	1,558,340	550,074
#	Trencor, Ltd.	1,547,638	622,741
	Truworths International, Ltd.	419,107	661,584
	Tsogo Sun Gaming, Ltd.	2,917,390	412,508
	Wilson Bayly Holmes-Ovcon, Ltd.	632,711	3,246,587

TOTAL SOUTH AFRICA			571,986,647

SOUTH KOREA — (13.6%)
*	Actoz Soft Co., Ltd.	3,138	21,329
#	Aekyung Petrochemical Co., Ltd.	149,273	873,291
#	AJ Networks Co., Ltd.	69,115	212,387
# *	Ajin Industrial Co., Ltd.	303,487	543,226
	Aju Capital Co., Ltd.	6,451	64,718
	AK Holdings, Inc.	33,833	701,073
*	ALUKO Co., Ltd.	37,695	58,828
#	Asia Cement Co., Ltd.	20,948	1,171,898
	ASIA Holdings Co., Ltd.	12,797	880,088
	Asia Paper Manufacturing Co., Ltd.	58,935	1,572,498
	AUK Corp.	265,381	400,877
#	Aurora World Corp.	19,282	172,094
	Austem Co., Ltd.	264,614	384,493
#	Autech Corp.	19,355	150,214
	Avaco Co., Ltd.	53,567	280,442
#	BGF Co., Ltd.	276,441	1,095,427
	Binggrae Co., Ltd.	2,068	108,962
	Bixolon Co., Ltd.	27,536	111,543
*	Bluecom Co., Ltd.	68,876	229,085
	BNK Financial Group, Inc.	2,649,767	11,019,557
	Bookook Securities Co., Ltd.	36,543	553,453
	Busan City Gas Co., Ltd.	1,660	49,192
	BYC Co., Ltd.	752	119,389
# *	Byucksan Corp.	408,311	530,460
*	Capro Corp.	373,154	987,712
	Chinyang Holdings Corp.	83,349	158,113
	Chongkundang Holdings Corp.	5,052	473,611
#	Chosun Refractories Co., Ltd.	10,946	676,969
	CJ CheilJedang Corp.	60,575	13,626,345
	CJ Corp.	184,976	12,354,956
	CJ Freshway Corp.	1,628	28,023
*	CJ Logistics Corp.	3,884	471,702
	CKD Bio Corp.	12,976	323,040
	Cosmax BTI, Inc.	36,407	468,699
	CROWNHAITAI Holdings Co., Ltd.	46,855	336,168
	Cuckoo Holdings Co., Ltd.	391	29,126
	D.I Corp.	219,086	585,574
#	Dae Dong Industrial Co., Ltd.	196,128	730,027
	Dae Han Flour Mills Co., Ltd.	11,809	1,263,631
#	Dae Hyun Co., Ltd.	285,336	432,160
	Dae Won Kang Up Co., Ltd.	368,094	874,691
# *	Dae Young Packaging Co., Ltd.	855,924	818,794

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Daechang Co., Ltd.	637,915	$590,768
	Daechang Forging Co., Ltd.	5,125	92,543
	Daeduck Electronics Co.	399,421	2,691,328
#	Daehan Steel Co., Ltd.	132,934	688,054
*	Dae-Il Corp.	219,602	247,838
	Daekyo Co., Ltd.	162,385	635,261
	Daelim B&Co Co., Ltd.	7,997	22,974
#	Daelim Industrial Co., Ltd.	357,280	25,779,183
	Daesang Corp.	261,057	4,713,639
	Daesang Holdings Co., Ltd.	149,832	786,087
	Daewon San Up Co., Ltd.	61,406	228,504
*	Daewoo Engineering & Construction Co., Ltd.	2,260,703	6,633,197
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	319,791	4,504,792
	Daewoong Co., Ltd.	13,561	193,368
*	Dahaam E-Tec Co., Ltd.	3,535	61,361
	Daihan Pharmaceutical Co., Ltd.	5,749	140,367
	Daishin Securities Co., Ltd.	433,703	3,547,678
*	Danal Co., Ltd.	155,173	534,140
	Daou Data Corp.	150,274	1,010,847
	Daou Technology, Inc.	338,823	4,568,084
*	Dayou Automotive Seat Technology Co., Ltd.	54,169	31,947
	DB Financial Investment Co., Ltd.	335,836	974,799
	DB Insurance Co., Ltd.	299,711	10,946,949
*	DB, Inc.	62,943	38,593
# *	Deutsch Motors, Inc.	66,004	363,328
# *	Development Advance Solution Co., Ltd.	99,076	451,963
	DGB Financial Group, Inc.	1,525,621	6,622,730
	DHP Korea Co., Ltd.	5,994	35,284
	DI Dong Il Corp.	18,459	928,489
	Display Tech Co., Ltd.	34,003	83,987
	DMS Co., Ltd.	210,807	705,415
	Dong A Eltek Co., Ltd.	90,795	512,069
	Dong-A Socio Holdings Co., Ltd.	5,046	363,481
	Dong-Ah Geological Engineering Co., Ltd.	30,571	437,324
# *	Dongbang Transport Logistics Co., Ltd.	285,602	509,443
#	Dongbu Corp.	36,803	255,138
#	Dongil Industries Co., Ltd.	15,558	646,329
	Dongkuk Industries Co., Ltd.	413,043	710,701
*	Dongkuk Steel Mill Co., Ltd.	774,325	2,705,988
	Dongkuk Structures & Construction Co., Ltd.	32,749	58,456
	DONGSUNG Corp.	159,407	539,224
#	Dongwha Enterprise Co., Ltd.	33,412	416,278
#	Dongwha Pharm Co., Ltd.	62,755	579,338
#	Dongwon Development Co., Ltd.	501,265	1,467,335
	Dongwon F&B Co., Ltd.	961	156,190
	Dongwon Industries Co., Ltd.	12,355	2,309,160
*	Dongwoo Farm To Table Co., Ltd.	14,971	39,666
#	Dongyang E&P, Inc.	46,912	409,745
	Doosan Bobcat, Inc.	338,483	6,551,461
	Doosan Co., Ltd.	83,669	2,786,987
# *	Doosan Fuel Cell Co., Ltd.	279,793	1,722,538
# *	Doosan Heavy Industries & Construction Co., Ltd.	1,635,223	5,311,994
# *	Doosan Infracore Co., Ltd.	1,757,589	6,183,721
*	Doosan Solus Co., Ltd.	154,224	4,204,614
	DRB Holding Co., Ltd.	32,057	153,433
#	DTR Automotive Corp.	50,871	1,055,365
	DY Corp.	184,825	596,604
	DY POWER Corp.	23,114	149,240
	e Tec E&C, Ltd.	12,441	839,394

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Eagon Holdings Co., Ltd.	9,397	$15,487
	Eagon Industrial, Ltd.	84,447	406,974
	Easy Bio, Inc.	538,210	1,881,714
	Elentec Co., Ltd.	30,857	101,052
	e-LITECOM Co., Ltd.	37,560	115,870
	E-MART, Inc.	152,890	15,065,893
*	EM-Tech Co., Ltd.	26,618	179,103
#	Eugene Corp.	586,860	2,003,375
	Eugene Investment & Securities Co., Ltd.	873,111	2,032,527
*	Eusu Holdings Co., Ltd.	64,565	315,378
	EVERDIGM Corp.	36,984	111,468
	Farmsco	26,482	98,125
	FarmStory Co., Ltd.	372,086	311,120
	Fursys, Inc.	26,929	611,027
	Gaon Cable Co., Ltd.	17,158	217,826
	Geumhwa PSC Co., Ltd.	490	11,327
	GMB Korea Corp.	96,134	349,592
#	Golfzon Newdin Holdings Co., Ltd.	238,062	660,933
	GS Engineering & Construction Corp.	772,211	16,123,598
*	GS Global Corp.	569,448	830,203
	GS Holdings Corp.	635,200	19,986,822
	GS Home Shopping, Inc.	6,576	688,983
	GS Retail Co., Ltd.	5,427	169,098
	Gwangju Shinsegae Co., Ltd.	7,018	843,355
	HAESUNG DS Co., Ltd.	963	11,724
	Haitai Confectionery & Foods Co., Ltd.	6,605	38,401
*	Halla Corp.	255,942	652,621
#	Halla Holdings Corp.	90,104	2,234,698
	Han Kuk Carbon Co., Ltd.	9,336	52,942
	Hana Financial Group, Inc.	3,104,872	70,878,029
#	Hana Micron, Inc.	273,957	1,084,361
*	Hancom, Inc.	10,193	105,217
	Handok, Inc.	5,101	94,050
	Handsome Co., Ltd.	163,060	3,289,937
	Hanil Cement Co., Ltd.	24,093	1,696,427
	Hanil Holdings Co., Ltd.	20,065	698,627
#	Hanjin Transportation Co., Ltd.	103,070	3,914,395
	Hankook Tire & Technology Co., Ltd.	893,444	15,675,184
	Hankuk Paper Manufacturing Co., Ltd.	35,243	415,903
	HanmiGlobal Co., Ltd.	3,947	24,962
	Hansae Co., Ltd.	2,935	28,909
	Hanshin Construction	88,636	957,065
# *	Hansol Holdings Co., Ltd.	544,710	1,341,155
# *	Hansol HomeDeco Co., Ltd.	758,330	558,365
	Hansol Paper Co., Ltd.	219,856	2,841,151
*	Hansol Technics Co., Ltd.	262,805	1,304,227
*	Hanwha Aerospace Co., Ltd.	316,832	6,978,062
	Hanwha Corp.	383,699	6,544,789
*	Hanwha General Insurance Co., Ltd.	717,985	1,288,262
*	Hanwha Investment & Securities Co., Ltd.	1,400,319	2,045,694
	Hanwha Life Insurance Co., Ltd.	2,955,320	4,403,292
	Hanwha Solutions Corp.	1,040,825	12,456,563
#	Hanyang Eng Co., Ltd.	128,350	1,059,795
	Hanyang Securities Co., Ltd.	91,390	472,079
#	Harim Holdings Co., Ltd.	271,764	1,428,486
	HDC Holdings Co., Ltd.	445,432	3,417,151
	HDC Hyundai Engineering Plastics Co., Ltd.	132,824	410,377
*	Heung-A Shipping Co., Ltd.	702,313	148,711
*	Heungkuk Fire & Marine Insurance Co., Ltd.	152,112	308,349

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hitejinro Holdings Co., Ltd.	84,142	$937,702
	HS R&A Co., Ltd.	411,033	549,143
*	HSD Engine Co., Ltd.	62,717	176,609
	Huchems Fine Chemical Corp.	20,322	293,189
*	Humax Co., Ltd.	158,828	446,272
# *	Huneed Technologies	54,858	300,954
	Huons Global Co., Ltd.	9,850	255,425
	Husteel Co., Ltd.	13,800	76,457
#	Huvis Corp.	171,915	767,572
	Hwa Shin Co., Ltd.	238,468	450,635
#	Hwacheon Machine Tool Co., Ltd.	14,514	367,443
#	Hwangkum Steel & Technology Co., Ltd.	86,319	419,537
	HwaSung Industrial Co., Ltd.	103,206	772,280
	Hy-Lok Corp.	63,907	637,670
*	Hyosung Advanced Materials Corp.	2,060	138,633
	Hyosung Chemical Corp.	1,893	179,252
#	Hyosung Corp.	57,103	3,267,818
	Hyosung TNC Co., Ltd.	1,863	199,337
	Hyundai BNG Steel Co., Ltd.	107,603	636,088
*	Hyundai Construction Equipment Co., Ltd.	155,655	2,357,228
	Hyundai Corp.Holdings, Inc.	70,683	563,839
	Hyundai Corp.	72,538	873,463
	Hyundai Department Store Co., Ltd.	130,708	7,798,827
*	Hyundai Electric & Energy System Co., Ltd.	33,931	229,705
	Hyundai Engineering & Construction Co., Ltd.	681,922	19,768,330
	Hyundai Glovis Co., Ltd.	11,106	928,223
	Hyundai Greenfood Co., Ltd.	502,381	3,368,619
	Hyundai Heavy Industries Holdings Co., Ltd.	90,275	18,024,600
	Hyundai Home Shopping Network Corp.	72,688	4,295,069
	Hyundai Hy Communications & Networks Co., Ltd.	475,550	1,605,889
	Hyundai Livart Furniture Co., Ltd.	118,366	1,134,168
	Hyundai Marine & Fire Insurance Co., Ltd.	616,858	13,340,182
	Hyundai Mipo Dockyard Co., Ltd.	257,572	6,516,285
	Hyundai Mobis Co., Ltd.	348,715	49,301,397
	Hyundai Motor Co.	973,740	75,262,722
	Hyundai Motor Securities Co., Ltd.	187,292	1,356,194
	Hyundai Steel Co.	596,402	10,607,560
	Hyundai Wia Corp.	156,295	4,234,360
	HyVision System, Inc.	13,555	93,774
	IDIS Holdings Co., Ltd.	43,273	494,269
*	Il Dong Pharmaceutical Co., Ltd.	16,515	176,043
*	Iljin Electric Co., Ltd.	194,988	383,729
	Iljin Holdings Co., Ltd.	91,947	281,611
#	Ilshin Spinning Co., Ltd.	15,356	702,978
#	Ilsung Pharmaceuticals Co., Ltd.	8,768	650,946
	iMarketKorea, Inc.	147,664	1,225,580
	Industrial Bank of Korea	2,396,468	15,611,487
	INITECH Co., Ltd.	31,597	110,059
	Interpark Holdings Corp.	450,487	678,386
	INTOPS Co., Ltd.	150,960	1,359,046
	Inzi Controls Co., Ltd.	103,342	328,811
	INZI Display Co., Ltd.	114,878	145,338
*	Iones Co., Ltd.	78,648	337,539
	IS Dongseo Co., Ltd.	88,227	1,846,006
#	ISC Co., Ltd.	98,854	824,462
	ISU Chemical Co., Ltd.	107,849	1,040,255
# *	Jahwa Electronics Co., Ltd.	137,074	823,771
	JB Financial Group Co., Ltd.	1,733,162	6,903,572
	Jinsung T.E.C	4,593	21,804

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Jusung Engineering Co., Ltd.	10,978	$48,854
#	Kangnam Jevisco Co., Ltd.	39,014	560,614
	KAON Media Co., Ltd.	60,514	293,452
	KB Financial Group, Inc.	2,105,869	60,251,658
#	KB Financial Group, Inc., ADR	2,874,360	80,884,490
	KC Co., Ltd.	81,017	919,788
	KC Green Holdings Co., Ltd.	88,975	265,116
	KCC Corp.	41,442	5,640,410
	KCC Engineering & Construction Co., Ltd.	57,788	285,767
*	KCC Glass Corp.	38,941	922,026
# *	KEC Corp.	920,437	579,217
#	Keyang Electric Machinery Co., Ltd.	211,386	475,191
	KG Chemical Corp.	27,065	308,781
#	KG Eco Technology Service Co., Ltd.	278,388	931,331
	KGMobilians Co., Ltd.	89,863	554,547
	Kia Motors Corp.	2,187,683	53,433,488
	KISCO Corp.	168,906	544,739
	KISCO Holdings Co., Ltd.	68,495	592,326
	Kishin Corp.	85,733	216,955
	KISWIRE, Ltd.	71,673	848,412
	KIWOOM Securities Co., Ltd.	142,349	8,739,244
	KMH Co., Ltd.	98,465	523,926
*	Kodaco Co., Ltd.	291,772	98,553
	Kolmar Korea Holdings Co., Ltd.	19,172	345,398
	Kolon Corp.	54,098	781,415
	Kolon Global Corp.	41,349	266,852
	Kolon Industries, Inc.	233,278	5,910,140
	Komelon Corp.	29,152	181,530
	Kook Soon Dang Brewery Co., Ltd.	80,219	236,684
#	Korea Alcohol Industrial Co., Ltd.	168,003	2,194,411
	Korea Asset In Trust Co., Ltd.	256,587	510,623
#	Korea Autoglass Corp.	90,414	988,285
# *	Korea Circuit Co., Ltd.	112,791	733,555
	Korea Electric Terminal Co., Ltd.	40,747	959,245
	Korea Export Packaging Industrial Co., Ltd.	1,813	27,299
	Korea Flange Co., Ltd.	159,881	266,155
	Korea Investment Holdings Co., Ltd.	525,530	21,757,636
*	Korea Line Corp.	127,767	1,886,833
#	Korea Petrochemical Ind Co., Ltd.	48,385	5,611,778
	Korea Real Estate Investment & Trust Co., Ltd.	1,190,727	1,839,781
# *	Korea Shipbuilding & Offshore Engineering Co., Ltd.	256,147	17,375,221
	Korea United Pharm, Inc.	21,606	313,243
	Korea Zinc Co., Ltd.	4,684	1,488,735
*	Korean Air Lines Co., Ltd.	583,487	9,550,354
	Korean Reinsurance Co.	1,066,873	7,376,901
	Kortek Corp.	115,989	916,953
#	KPX Chemical Co., Ltd.	24,271	968,671
	KSS LINE, Ltd.	146,779	876,799
	KT Skylife Co., Ltd.	225,736	1,468,224
#	KTB Investment & Securities Co., Ltd.	476,980	1,008,648
#	KTCS Corp.	353,941	512,162
	Ktis Corp.	206,085	321,223
#	Kukdo Chemical Co., Ltd.	25,693	880,487
#	Kukdong Oil & Chemicals Co., Ltd.	26,930	71,859
	Kumho Industrial Co., Ltd.	2,178	14,470
	Kumho Petrochemical Co., Ltd.	41,413	2,611,593
# *	Kumho Tire Co., Inc.	794,452	2,002,565
	Kumkang Kind Co., Ltd.	96,105	248,818
	Kwang Dong Pharmaceutical Co., Ltd.	18,103	90,143

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Kyeryong Construction Industrial Co., Ltd.	52,424	$692,343
	Kyobo Securities Co., Ltd.	211,516	1,257,581
#	Kyungbang Co., Ltd.	133,631	1,098,998
	Kyung-In Synthetic Corp.	12,854	73,683
#	LEADCORP, Inc. (The)	207,117	915,165
	LF Corp.	247,040	2,668,506
	LG Corp.	621,386	31,618,899
# *	LG Display Co., Ltd., ADR	3,976,098	17,892,441
# *	LG Display Co., Ltd.	1,226,940	11,131,535
	LG Electronics, Inc.	1,283,495	57,763,781
	LG Hausys, Ltd.	78,162	3,325,264
	LG HelloVision Co., Ltd.	334,057	1,237,529
	LG International Corp.	395,705	4,292,130
	LG Uplus Corp.	1,563,860	17,172,847
	LIG Nex1 Co., Ltd.	11,236	241,180
#	LMS Co., Ltd.	30,866	270,666
# *	LOT Vacuum Co., Ltd.	92,746	708,914
	Lotte Chemical Corp.	144,379	25,656,927
	Lotte Chilsung Beverage Co., Ltd.	21,352	1,915,436
	Lotte Confectionery Co., Ltd.	538	56,653
#	Lotte Corp.	193,255	6,379,784
	LOTTE Fine Chemical Co., Ltd.	191,633	6,155,516
	Lotte Food Co., Ltd.	1,976	624,095
	LOTTE Himart Co., Ltd.	124,016	2,736,753
# *	Lotte Non-Life Insurance Co., Ltd.	771,354	1,037,920
#	Lotte Shopping Co., Ltd.	110,627	9,059,481
	LS Corp.	178,554	5,516,873
	LS Electric Co., Ltd.	10,561	340,102
*	Lumens Co., Ltd.	431,786	630,153
*	LVMC Holdings	164,607	672,239
	Maeil Holdings Co., Ltd.	11,288	80,173
	Mando Corp.	39,112	763,120
#	MegaStudy Co., Ltd.	51,341	435,298
	Meritz Financial Group, Inc.	264,615	2,144,555
	Meritz Fire & Marine Insurance Co., Ltd.	62,765	713,940
#	Meritz Securities Co., Ltd.	3,758,303	10,116,386
	Mi Chang Oil Industrial Co., Ltd.	6,722	331,320
	Mirae Asset Daewoo Co., Ltd.	2,675,229	12,332,787
	Mirae Asset Life Insurance Co., Ltd.	817,289	2,428,431
	MK Electron Co., Ltd.	197,492	1,057,774
*	MNTech Co., Ltd.	163,298	342,297
# *	Mobase Co., Ltd.	75,296	205,970
	Moorim P&P Co., Ltd.	316,214	878,404
	Moorim Paper Co., Ltd.	293,869	529,253
#	Motonic Corp.	103,305	612,019
# *	Muhak Co., Ltd.	77,436	406,031
	Namyang Dairy Products Co., Ltd.	3,979	1,054,655
#	NEOWIZ HOLDINGS Corp.	57,767	678,026
	Nexen Corp.	252,946	983,617
	Nexen Tire Corp.	444,654	2,094,604
	NH Investment & Securities Co., Ltd.	1,353,466	10,770,562
*	NHN Corp.	70,470	4,412,644
	NICE Holdings Co., Ltd.	3,137	51,395
	Nong Shim Holdings Co., Ltd.	22,428	1,371,855
	NongShim Co., Ltd.	20,420	4,949,971
#	NOROO Paint & Coatings Co., Ltd.	102,200	647,987
	NPC	116,690	348,128
#	NS Shopping Co., Ltd.	74,291	472,264
*	OCI Co., Ltd.	137,848	4,523,862

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Opto Device Technology Co., Ltd.	52,020	$168,496
	Orion Holdings Corp.	246,969	2,864,638
#	Paik Kwang Industrial Co., Ltd.	250,824	573,408
*	Pan Ocean Co., Ltd.	2,585,749	7,315,427
	Pang Rim Co., Ltd.	14,177	20,118
	Pan-Pacific Co., Ltd.	113,324	204,543
	Paradise Co., Ltd.	10,185	132,109
#	Poongsan Corp.	214,337	3,715,397
#	Poongsan Holdings Corp.	49,284	1,168,088
#	POSCO, Sponsored ADR	1,216,529	45,267,044
	POSCO	599,309	90,558,836
	POSCO Coated & Color Steel Co., Ltd.	1,707	16,447
	Posco International Corp.	644,045	7,485,937
#	Power Logics Co., Ltd.	92,739	524,483
#	Protec Co., Ltd.	44,642	522,915
	Pulmuone Co., Ltd.	7,986	79,588
#	Pyeong Hwa Automotive Co., Ltd.	88,721	489,208
	Rayence Co., Ltd.	6,529	76,873
	S&T Dynamics Co., Ltd.	296,345	1,326,847
	S&T Holdings Co., Ltd.	77,143	904,825
#	S&T Motiv Co., Ltd.	83,737	2,480,272
#	Sajo Industries Co., Ltd.	21,697	568,617
#	Sam Young Electronics Co., Ltd.	126,513	758,160
#	Sambo Corrugated Board Co., Ltd.	31,268	206,865
*	Sambo Motors Co., Ltd.	135,701	447,110
	Samho Development Co., Ltd.	217,181	901,464
	Samho International Co., Ltd.	6,643	122,917
	SAMHWA Paints Industrial Co., Ltd.	95,709	394,936
	Samick Musical Instruments Co., Ltd.	647,305	773,977
	Samji Electronics Co., Ltd.	13,939	104,252
#	Samjin LND Co., Ltd.	82,899	133,542
*	Samkee Automotive Co., Ltd.	104,071	150,284
	Samkwang Glass Co., Ltd.	851	20,391
	Sammok S-Form Co., Ltd.	69,958	415,687
	SAMPYO Cement Co., Ltd.	418,908	1,209,562
	Samsung C&T Corp.	374,515	32,794,108
	Samsung Card Co., Ltd.	287,460	7,107,775
	Samsung Electronics Co., Ltd.	223,092	9,172,991
	Samsung Electronics Co., Ltd. 796050888, GDR	1,486	1,549,898
	Samsung Fire & Marine Insurance Co., Ltd.	120,085	18,833,202
*	Samsung Heavy Industries Co., Ltd.	2,856,490	10,040,958
	Samsung Life Insurance Co., Ltd.	480,729	19,495,829
	Samsung Securities Co., Ltd.	581,846	14,417,180
	SAMT Co., Ltd.	682,588	1,108,282
	Samyang Corp.	38,278	1,241,627
#	Samyang Holdings Corp.	42,441	1,744,645
	Samyang Tongsang Co., Ltd.	17,192	759,859
#	Sangsangin Co., Ltd.	73,576	474,095
	SAVEZONE I&C Corp.	83,806	157,794
*	SBS Media Holdings Co., Ltd.	394,438	620,874
	Seah Besteel Corp.	158,464	1,211,141
	SeAH Holdings Corp.	9,474	525,784
	SeAH Steel Corp.	18,860	615,551
	SeAH Steel Holdings Corp.	17,452	413,675
	Sebang Co., Ltd.	144,279	1,110,929
	Sebang Global Battery Co., Ltd.	85,820	2,037,052
	Sebo Manufacturing Engineer Corp.	37,002	156,631
	Sejong Industrial Co., Ltd.	145,492	502,148
#	Sekonix Co., Ltd.	133,734	525,208

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	S-Energy Co., Ltd.	40,484	$112,804
	Seohan Co., Ltd.	733,596	613,728
#	Seohee Construction Co., Ltd.	1,863,787	1,598,270
	Seoul Semiconductor Co., Ltd.	77,942	846,464
	SEOWONINTECH Co., Ltd.	6,241	27,759
	Seoyon Co., Ltd.	124,019	381,329
	Seoyon E-Hwa Co., Ltd.	111,920	322,391
	Sewon Precision Industry Co., Ltd.	1,457	3,628
*	SG&G Corp.	242,453	267,909
#	Shindaeyang Paper Co., Ltd.	26,191	1,313,095
	Shinhan Financial Group Co., Ltd.	3,401,930	86,247,600
#	Shinhan Financial Group Co., Ltd., ADR	1,387,194	35,401,191
#	Shinsegae Engineering & Construction Co., Ltd.	18,197	365,357
#	Shinsegae Food Co., Ltd.	2,444	121,767
	Shinsegae Information & Communication Co., Ltd.	4,044	375,885
#	Shinsegae, Inc.	90,013	19,527,778
# *	Shinsung Tongsang Co., Ltd.	172,621	157,977
	Shinwha Intertek Corp.	35,678	70,828
	Shinyoung Securities Co., Ltd.	47,932	1,811,265
*	Signetics Corp.	562,085	334,455
	Silla Co., Ltd.	63,401	531,706
#	SIMPAC, Inc.	175,387	333,213
	Sindoh Co., Ltd.	60,019	1,360,446
	SK Chemicals Co., Ltd.	28,205	1,794,634
	SK Discovery Co., Ltd.	145,383	3,014,158
	SK Gas, Ltd.	397	25,060
	SK Holdings Co., Ltd.	42,795	6,387,838
	SK Innovation Co., Ltd.	397,202	32,042,180
#	SK Networks Co., Ltd.	2,079,015	9,216,502
*	SK Rent A Car Co., Ltd.	11,382	86,498
	SK Securities Co., Ltd.	2,864,051	1,521,603
	SKC Co., Ltd.	256,029	10,447,058
	SL Corp.	152,026	1,661,116
	S-Oil Corp.	32,316	1,855,419
	Songwon Industrial Co., Ltd.	41,113	486,406
#	Spigen Korea Co., Ltd.	8,670	309,828
# *	Ssangyong Motor Co.	513,877	657,055
#	Sun Kwang Co., Ltd.	35,191	420,468
	Sung Kwang Bend Co., Ltd.	154,464	799,670
*	Sungchang Enterprise Holdings, Ltd.	293,641	370,533
	Sungdo Engineering & Construction Co., Ltd.	107,426	293,212
#	Sungshin Cement Co., Ltd.	229,484	1,488,050
	Sungwoo Hitech Co., Ltd.	693,706	1,677,902
	Sunjin Co., Ltd.	38,036	264,982
#	Tae Kyung Industrial Co., Ltd.	122,448	462,935
	Taekwang Industrial Co., Ltd.	5,053	3,318,940
*	Taewoong Co., Ltd.	108,558	515,577
	Taeyoung Engineering & Construction Co., Ltd.	509,974	6,042,530
*	Thinkware Systems Corp.	62,912	339,826
# *	TK Chemical Corp.	637,170	1,133,322
#	TK Corp.	118,108	700,030
	Tongyang Life Insurance Co., Ltd.	561,524	1,365,180
	Tongyang, Inc.	315,577	325,071
#	Top Engineering Co., Ltd.	163,654	1,222,515
	Tovis Co., Ltd.	172,792	1,009,057
#	TS Corp.	49,509	730,552
*	T’way Holdings, Inc.	57,579	65,711
#	UIL Co., Ltd.	74,875	260,307
	Uju Electronics Co., Ltd.	57,684	682,887

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Unid Co., Ltd.	66,025	$2,343,467
*	Viatron Technologies, Inc.	2,049	12,131
#	Visang Education, Inc.	48,747	306,524
# *	WillBes & Co. (The)	562,674	689,573
	WiSoL Co., Ltd.	49,024	416,891
*	Wonik Holdings Co., Ltd.	411,984	1,282,869
	Wonik Materials Co., Ltd.	12,961	256,567
*	Woongjin Energy Co., Ltd.	118,888	16,722
*	Woori Financial Group, Inc., Sponsored ADR	1,312	27,106
	Woori Financial Group, Inc.	4,715,610	32,657,679
	Woorison F&G Co., Ltd.	83,461	145,728
#	WooSung Feed Co., Ltd.	213,826	555,003
	Y G-1 Co., Ltd.	226,429	914,198
*	YeaRimDang Publishing Co., Ltd.	151,457	312,367
	Yoosung Enterprise Co., Ltd.	182,835	379,716
	YooSung T&S Co., Ltd.	147,478	298,818
	Youlchon Chemical Co., Ltd.	18,152	224,996
#	Young Poong Corp.	4,163	1,787,658
	Young Poong Precision Corp.	105,748	584,571
	Youngone Corp.	123,827	2,776,053
	Youngone Holdings Co., Ltd.	26,091	881,145
*	Yuanta Securities Korea Co., Ltd.	1,092,048	2,314,663
	YuHwa Securities Co., Ltd.	130,435	247,079
	Zeus Co., Ltd.	76,892	605,092

TOTAL SOUTH KOREA			1,838,210,398

TAIWAN — (18.5%)
	Ability Enterprise Co., Ltd.	2,282,330	939,003
	AcBel Polytech, Inc.	603,000	418,646
#	Acer, Inc.	17,483,109	9,679,449
#	ACES Electronic Co., Ltd.	1,106,000	907,870
*	Acon Holding, Inc.	1,758,000	391,918
	Advanced International Multitech Co., Ltd.	444,000	489,444
*	Advanced Optoelectronic Technology, Inc.	500,000	284,596
# *	AGV Products Corp.	3,814,211	915,635
*	Airmate Cayman International Co., Ltd.	30,018	26,474
	Allis Electric Co., Ltd.	1,490,410	967,748
	Alpha Networks, Inc.	2,713,313	2,000,717
	Altek Corp.	2,360,365	1,531,394
#	Ambassador Hotel (The)	1,615,000	1,466,050
	AMPOC Far-East Co., Ltd.	900,000	874,767
*	AmTRAN Technology Co., Ltd.	7,861,956	2,019,023
#	Apacer Technology, Inc.	578,210	909,197
	APCB, Inc.	1,340,000	986,911
#	Apex International Co., Ltd.	1,675,263	3,137,308
*	Apex Science & Engineering	92,536	34,030
	Ardentec Corp.	2,956,058	2,590,404
#	Asia Cement Corp.	21,117,589	31,023,855
	Asia Electronic Material Co., Ltd.	92,000	42,681
*	Asia Pacific Telecom Co., Ltd.	5,141,204	1,180,648
*	Asia Plastic Recycling Holding, Ltd.	1,832,942	279,670
	Asia Polymer Corp.	3,505,830	2,016,134
	Asia Tech Image, Inc.	62,000	109,807
#	Asia Vital Components Co., Ltd.	2,743,984	3,711,670
	Asustek Computer, Inc.	4,317,000	29,181,358
	AU Optronics Corp., Sponsored ADR	4,842,954	12,397,965
#	AU Optronics Corp.	30,214,812	7,945,910
#	AU Optronics Corp.	0	0
	Audix Corp.	716,332	974,955

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Avermedia Technologies	1,604,000	$652,810
	AVY Precision Technology, Inc.	1,148,587	957,511
	Bank of Kaohsiung Co., Ltd.	4,732,897	1,514,591
	BES Engineering Corp.	12,955,443	3,085,601
	Bin Chuan Enterprise Co., Ltd.	226,000	183,043
# *	Biostar Microtech International Corp.	1,368,055	455,213
	Bright Led Electronics Corp.	829,000	415,747
*	Cameo Communications, Inc.	1,866,197	413,573
	Capital Securities Corp.	20,776,158	6,834,974
#	Career Technology MFG. Co., Ltd.	856,947	806,496
	Carnival Industrial Corp.	1,021,007	273,381
#	Casetek Holdings, Ltd.	1,909,933	2,982,752
	Catcher Technology Co., Ltd.	6,490,000	49,158,462
	Cathay Chemical Works	545,000	325,664
	Cathay Financial Holding Co., Ltd.	81,283,459	108,458,006
	Cathay Real Estate Development Co., Ltd.	6,344,694	4,198,771
	Celxpert Energy Corp.	419,000	396,742
	Central Reinsurance Co., Ltd.	1,270,366	781,858
*	Chain Chon Industrial Co., Ltd.	614,000	165,862
	ChainQui Construction Development Co., Ltd.	911,449	651,386
*	Champion Building Materials Co., Ltd.	2,427,828	402,584
	Chang Hwa Commercial Bank, Ltd.	49,839,443	32,591,346
#	Channel Well Technology Co., Ltd.	457,000	356,073
#	CHC Healthcare Group	801,000	964,502
	Chen Full International Co., Ltd.	266,000	307,671
#	Cheng Loong Corp.	8,308,659	5,911,704
*	Cheng Mei Materials Technology Corp.	2,484,000	585,904
	Cheng Uei Precision Industry Co., Ltd.	3,815,635	4,870,925
	Chenming Electronic Technology Corp.	455,000	192,640
	Chia Chang Co., Ltd.	963,000	1,064,406
	Chia Hsin Cement Corp.	4,021,191	2,311,543
	Chien Kuo Construction Co., Ltd.	1,559,797	523,110
#	Chilisin Electronics Corp.	1,650,000	5,802,246
	China Airlines, Ltd.	27,779,353	7,666,330
	China Bills Finance Corp.	3,514,000	1,726,886
	China Chemical & Pharmaceutical Co., Ltd.	2,699,264	1,917,068
	China Development Financial Holding Corp.	75,237,734	22,764,553
	China Electric Manufacturing Corp.	2,326,480	1,002,295
	China General Plastics Corp.	1,299,398	788,890
	China Glaze Co., Ltd.	873,799	260,970
*	China Life Insurance Co., Ltd.	19,587,245	13,374,575
	China Man-Made Fiber Corp.	15,504,899	3,368,909
	China Metal Products	3,590,969	3,033,524
#	China Motor Corp.	2,192,099	2,326,095
#	China Petrochemical Development Corp.	36,664,466	9,894,189
	China Steel Corp.	129,590,320	86,795,292
#	China Steel Structure Co., Ltd.	831,219	594,330
#	China Wire & Cable Co., Ltd.	908,600	843,433
	Chinese Maritime Transport, Ltd.	807,270	674,409
	Chin-Poon Industrial Co., Ltd.	3,610,815	3,099,707
	Chipbond Technology Corp.	1,912,000	3,599,345
	ChipMOS Techinologies, Inc.	4,450,085	4,548,703
	ChipMOS Technologies, Inc., ADR	34,935	698,695
	Chun YU Works & Co., Ltd.	2,014,000	1,169,643
	Chun Yuan Steel Industry Co., Ltd.	4,603,287	1,458,139
	Chung Hsin Electric & Machinery Manufacturing Corp.	3,440,250	2,909,032
	Chung Hung Steel Corp.	9,374,000	2,435,616
#	Chung Hwa Pulp Corp.	3,997,353	1,019,750
	Chung Shing Textile Co., Ltd.	600	0

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chyang Sheng Dyeing & Finishing Co., Ltd.	167,000	$63,998
	Clevo Co.	1,257,000	1,384,235
# *	CMC Magnetics Corp.	10,844,638	2,846,115
*	CoAsia Electronics Corp.	299,797	115,672
	Coland Holdings, Ltd.	116,000	80,736
	Collins Co., Ltd.	1,063,224	379,054
	Compal Electronics, Inc.	42,449,332	27,061,174
#	Compeq Manufacturing Co., Ltd.	8,521,000	11,271,523
	Compucase Enterprise	14,000	12,472
*	Concord Securities Co., Ltd.	2,070,993	484,608
	Continental Holdings Corp.	3,871,540	1,432,394
	Contrel Technology Co., Ltd.	1,203,000	593,809
	Coretronic Corp.	4,756,800	5,068,547
	Coxon Precise Industrial Co., Ltd.	887,000	362,308
	Creative Sensor, Inc.	529,000	325,102
	CTBC Financial Holding Co., Ltd.	159,147,073	106,054,413
	CviLux Corp.	101,000	80,732
	CyberTAN Technology, Inc.	799,000	396,734
	DA CIN Construction Co., Ltd.	2,421,579	1,740,488
*	Danen Technology Corp.	264,931	36,183
	Darfon Electronics Corp.	240,000	298,139
	Darwin Precisions Corp.	3,803,635	1,489,023
	Delpha Construction Co., Ltd.	668,015	401,691
	Depo Auto Parts Ind Co., Ltd.	501,000	784,799
	Der Pao Construction Co., Ltd.	2,158,544	0
	Dimerco Express Corp.	156,000	130,138
#	D-Link Corp.	5,550,552	2,255,440
# *	Dynamic Electronics Co., Ltd.	2,288,324	1,463,136
	Dynapack International Technology Corp.	1,164,000	2,771,155
	E Ink Holdings, Inc.	50,000	51,551
	E.Sun Financial Holding Co., Ltd.	97,334,130	88,436,832
*	Edimax Technology Co., Ltd.	1,615,902	471,505
#	Edison Opto Corp.	957,000	406,947
	Edom Technology Co., Ltd.	983,046	542,317
	Elite Semiconductor Memory Technology, Inc.	1,277,000	1,743,602
*	Elitegroup Computer Systems Co., Ltd.	3,085,395	1,124,195
*	ENG Electric Co., Ltd.	239,997	5,842
	EnTie Commercial Bank Co., Ltd.	2,417,232	1,186,323
#	Epistar Corp.	10,307,869	13,123,276
#	Eson Precision Ind. Co., Ltd.	865,000	858,400
	Eternal Materials Co., Ltd.	1,775,513	1,591,989
	Eva Airways Corp.	28,372,355	10,911,426
# *	Everest Textile Co., Ltd.	3,998,125	1,013,084
	Evergreen International Storage & Transport Corp.	5,808,000	2,568,412
*	Evergreen Marine Corp. Taiwan, Ltd.	27,320,145	10,112,831
	Everlight Chemical Industrial Corp.	680,950	320,866
	Everlight Electronics Co., Ltd.	3,503,000	3,799,260
	Excellence Opto, Inc.	96,000	61,198
	Excelsior Medical Co., Ltd.	1,114,527	2,012,523
	EZconn Corp.	194,250	235,874
	Far Eastern Department Stores, Ltd.	10,673,445	8,251,341
	Far Eastern International Bank.	26,376,177	9,387,313
	Far Eastern New Century Corp.	30,628,528	26,596,793
#	Farglory F T Z Investment Holding Co., Ltd.	1,198,648	889,729
	Farglory Land Development Co., Ltd.	3,095,264	4,441,989
*	Federal Corp.	3,567,160	1,957,266
*	First Copper Technology Co., Ltd.	1,241,750	312,003
	First Financial Holding Co., Ltd.	81,659,283	60,139,848
	First Hotel	1,470,857	648,363

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	First Insurance Co., Ltd. (The)	2,492,064	$1,178,220
#	First Steamship Co., Ltd.	4,876,360	1,674,662
	FIT Holding Co., Ltd.	185,150	81,762
#	FLEXium Interconnect, Inc.	200,000	719,798
#	FocalTech Systems Co., Ltd.	769,000	826,280
	Forest Water Environment Engineering Co., Ltd.	20,000	28,372
	Formosa Advanced Technologies Co., Ltd.	1,623,000	2,035,143
	Formosa Chemicals & Fibre Corp.	659,000	1,669,262
#	Formosa Laboratories, Inc.	825,478	1,383,678
#	Formosa Taffeta Co., Ltd.	5,601,511	6,386,933
	Formosan Rubber Group, Inc.	2,397,957	1,442,684
	Formosan Union Chemical	2,941,843	1,250,298
	Founding Construction & Development Co., Ltd.	1,979,418	1,036,763
	Foxconn Technology Co., Ltd.	6,285,142	12,068,049
#	Froch Enterprise Co., Ltd.	1,708,734	600,006
	FSP Technology, Inc.	1,220,292	993,239
	Fubon Financial Holding Co., Ltd.	62,771,471	88,757,553
	Fullerton Technology Co., Ltd.	886,200	549,352
#	Fulltech Fiber Glass Corp.	3,552,216	1,263,805
	Fwusow Industry Co., Ltd.	1,402,043	879,937
	G Shank Enterprise Co., Ltd.	1,447,902	986,610
# *	Gemtek Technology Corp.	3,178,962	2,201,559
	General Interface Solution Holding, Ltd.	769,000	2,442,886
	Getac Technology Corp.	692,065	1,031,248
# *	Giantplus Technology Co., Ltd.	2,715,100	857,090
	Gigabyte Technology Co., Ltd.	2,852,287	4,939,068
*	Gigastorage Corp.	2,213,433	738,470
#	Global Brands Manufacture, Ltd.	2,851,951	1,352,248
	Globe Union Industrial Corp.	2,084,625	921,063
#	Gloria Material Technology Corp.	4,757,116	2,567,061
*	Gold Circuit Electronics, Ltd.	4,617,965	5,075,213
	Goldsun Building Materials Co., Ltd.	10,502,261	4,820,578
	Good Will Instrument Co., Ltd.	172,746	138,011
	Grand Fortune Securities Co., Ltd.	625,000	171,012
	Grand Ocean Retail Group, Ltd.	861,000	701,006
*	Grand Pacific Petrochemical	10,038,000	5,029,249
	Great China Metal Industry	967,000	688,522
	Great Wall Enterprise Co., Ltd.	5,278,169	7,302,693
*	Green Energy Technology, Inc.	1,424,880	2,875
	GTM Holdings Corp.	1,155,900	806,265
	Hannstar Board Corp.	3,153,547	4,189,040
#	HannStar Display Corp.	24,846,435	5,205,458
*	HannsTouch Solution, Inc.	3,723,001	1,380,801
	Hanpin Electron Co., Ltd.	286,000	273,835
#	Harvatek Corp.	1,315,553	525,784
#	Hey Song Corp.	2,788,500	3,027,492
	Highwealth Construction Corp.	1,051,000	1,533,629
	Hiroca Holdings, Ltd.	621,000	1,157,299
#	Hitron Technology, Inc.	882,098	588,778
#	Ho Tung Chemical Corp.	8,773,475	2,178,503
	Hocheng Corp.	2,192,300	545,304
	Hold-Key Electric Wire & Cable Co., Ltd.	34,124	8,793
	Hon Hai Precision Industry Co., Ltd.	74,465,192	191,373,044
	Hong Pu Real Estate Development Co., Ltd.	1,880,655	1,381,123
#	Hong TAI Electric Industrial	1,803,000	636,643
	Hong YI Fiber Industry Co.	870,000	504,661
*	Horizon Securities Co., Ltd.	2,856,000	571,373
#	Hsin Kuang Steel Co., Ltd.	1,051,124	839,080
	Hsing TA Cement Co.	1,316,614	776,757

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	HTC Corp.	5,252,000	$5,244,817
*	HUA ENG Wire & Cable Co., Ltd.	2,872,035	932,132
	Hua Nan Financial Holdings Co., Ltd.	57,669,896	37,461,299
	Huaku Development Co., Ltd.	793,000	2,412,743
	Huang Hsiang Construction Corp.	871,000	976,835
	Hung Ching Development & Construction Co., Ltd.	1,370,468	932,662
	Hung Sheng Construction, Ltd.	4,597,336	2,724,418
	Huxen Corp.	250,281	441,309
	Hwacom Systems, Inc.	270,000	129,846
	IBF Financial Holdings Co., Ltd.	27,518,350	10,082,910
	Ichia Technologies, Inc.	2,385,260	1,070,879
# *	I-Chiun Precision Industry Co., Ltd.	1,533,000	384,124
	IEI Integration Corp.	30,200	35,542
	Infortrend Technology, Inc.	1,013,000	397,986
#	Innolux Corp.	51,191,544	11,119,014
	Inpaq Technology Co., Ltd.	280,250	296,369
*	Integrated Service Technology, Inc.	115,570	174,828
	International CSRC Investment Holdings Co.	7,271,166	5,125,194
	Inventec Corp.	22,978,277	18,054,587
	ITE Technology, Inc.	1,417,479	2,228,030
#	Jarllytec Co., Ltd.	614,000	1,447,880
#	Jean Co., Ltd.	302,000	82,447
	Jess-Link Products Co., Ltd.	988,500	1,033,619
	Jih Sun Financial Holdings Co., Ltd.	11,507,456	3,633,975
	Jinli Group Holdings, Ltd.	1,115,532	279,888
#	K Laser Technology, Inc.	1,341,601	636,727
	Kaulin Manufacturing Co., Ltd.	1,017,656	436,049
	KEE TAI Properties Co., Ltd.	1,804,000	590,037
#	Kenmec Mechanical Engineering Co., Ltd.	1,594,000	816,762
#	Kindom Development Co., Ltd.	3,451,000	3,017,204
	King Chou Marine Technology Co., Ltd.	243,100	247,851
#	King Yuan Electronics Co., Ltd.	11,185,805	13,408,210
	King’s Town Bank Co., Ltd.	9,406,012	10,054,132
# *	King’s Town Construction Co., Ltd.	426,380	484,493
# *	Kinko Optical Co., Ltd.	835,000	640,571
#	Kinpo Electronics	13,245,375	5,745,051
#	Kinsus Interconnect Technology Corp.	2,700,000	4,723,040
# *	Kung Sing Engineering Corp.	3,508,614	1,071,106
	Kuo Toong International Co., Ltd.	1,303,808	753,303
	Kuoyang Construction Co., Ltd.	3,018,811	2,601,287
	Kwong Fong Industries Corp.	604,649	219,279
	Kwong Lung Enterprise Co., Ltd.	153,000	210,026
	KYE Systems Corp.	1,844,909	499,145
#	L&K Engineering Co., Ltd.	1,407,000	1,203,161
*	LAN FA Textile	1,772,713	409,975
	Leader Electronics, Inc.	347,056	74,822
#	Lealea Enterprise Co., Ltd.	7,058,941	1,684,254
	LEE CHI Enterprises Co., Ltd.	1,414,900	352,071
*	Leofoo Development Co., Ltd.	1,275,849	469,620
*	LES Enphants Co., Ltd.	615,000	126,584
#	Lextar Electronics Corp.	2,771,000	1,620,952
	Li Peng Enterprise Co., Ltd.	5,511,381	1,126,481
	Lida Holdings, Ltd.	316,680	339,585
	Lien Hwa Industrial Holdings Corp.	3,354,768	4,832,536
#	Lingsen Precision Industries, Ltd.	3,345,480	1,111,679
	Lite-On Semiconductor Corp.	2,650,729	3,672,221
	Lite-On Technology Corp.	21,413,738	33,275,856
	Long Bon International Co., Ltd.	1,264,880	601,854
	Longchen Paper & Packaging Co., Ltd.	8,036,807	3,579,776

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Lucky Cement Corp.	1,567,000	$394,486
#	Macronix International	16,031,605	19,126,817
	Materials Analysis Technology, Inc.	37,000	93,340
	Mayer Steel Pipe Corp.	1,303,456	775,403
#	Maywufa Co., Ltd.	182,070	79,579
	Mega Financial Holding Co., Ltd.	73,522,796	73,958,714
	Mercuries & Associates Holding, Ltd.	3,510,514	2,579,884
*	Mercuries Life Insurance Co., Ltd.	10,696,999	3,436,697
*	MIN AIK Technology Co., Ltd.	1,234,600	521,047
	Mitac Holdings Corp.	3,991,859	4,059,210
*	Motech Industries, Inc.	2,735,658	495,576
	MPI Corp.	378,000	833,998
	Nan Ren Lake Leisure Amusement Co., Ltd.	1,501,000	445,861
#	Nan Ya Printed Circuit Board Corp.	2,145,000	5,080,141
	Nanya Technology Corp.	9,485,000	20,360,325
*	New Asia Construction & Development Corp.	1,060,304	166,862
	New Era Electronics Co., Ltd.	168,000	82,933
	Nien Hsing Textile Co., Ltd.	1,146,061	611,798
	Nishoku Technology, Inc.	264,000	525,017
*	O-Bank Co., Ltd.	1,286,000	313,010
	OptoTech Corp.	2,537,828	1,820,864
# *	Orient Semiconductor Electronics, Ltd.	1,705,670	698,584
	Pacific Construction Co.	2,487,452	757,675
#	Pan Jit International, Inc.	1,211,100	985,737
	Pan-International Industrial Corp.	4,357,444	2,763,220
*	Paragon Technologies Co., Ltd.	255,191	246,773
	Pegatron Corp.	21,057,998	46,199,287
*	Phihong Technology Co., Ltd.	2,782,882	681,715
	Plastron Precision Co., Ltd.	38,156	18,958
#	Plotech Co., Ltd.	640,000	394,141
	Pou Chen Corp.	21,713,550	20,447,520
	President Securities Corp.	8,907,324	4,002,605
	Prince Housing & Development Corp.	7,885,018	2,671,177
	Prodisc Technology, Inc.	6,185,157	0
	Promate Electronic Co., Ltd.	123,000	136,609
*	Promise Technology, Inc.	813,000	137,353
	Qisda Corp.	15,566,171	8,776,478
	Qualipoly Chemical Corp.	290,593	254,745
#	Quintain Steel Co., Ltd.	1,655,473	354,579
#	Radiant Opto-Electronics Corp.	845,000	2,773,288
	Radium Life Tech Co., Ltd.	9,287,226	3,272,357
	Rich Development Co., Ltd.	5,554,054	1,732,033
*	Ritek Corp.	13,080,095	2,191,650
# *	Rotam Global Agrosciences, Ltd.	300,693	146,169
	Ruentex Development Co., Ltd.	3,861,320	5,746,845
	Ruentex Industries, Ltd.	2,312,600	5,296,511
	Sampo Corp.	2,905,340	1,874,064
	San Fang Chemical Industry Co., Ltd.	23,000	18,251
#	San Far Property, Ltd.	1,818,876	1,007,095
	Sanyang Motor Co., Ltd.	2,660,624	1,760,335
	Sesoda Corp.	1,694,098	1,379,046
	Shan-Loong Transportation Co., Ltd.	563,000	556,249
	Sharehope Medicine Co., Ltd.	112,770	174,160
	Sheng Yu Steel Co., Ltd.	1,083,000	587,289
#	ShenMao Technology, Inc.	729,000	473,622
	Shih Her Technologies, Inc.	411,000	534,262
*	Shih Wei Navigation Co., Ltd.	2,342,577	459,213
#	Shihlin Electric & Engineering Corp.	4,113,000	5,830,897
#	Shin Kong Financial Holding Co., Ltd.	71,913,996	20,472,990

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shin Zu Shing Co., Ltd.	1,442,000	$6,327,551
*	Shining Building Business Co., Ltd.	1,300,368	393,560
	Shinkong Insurance Co., Ltd.	2,210,412	2,729,984
#	Shinkong Synthetic Fibers Corp.	13,155,754	4,830,762
*	Shuttle, Inc.	2,935,015	991,425
#	Sigurd Microelectronics Corp.	5,234,231	6,373,337
# *	Silicon Integrated Systems Corp.	3,913,808	1,505,059
	Silitech Technology Corp.	49,878	47,698
	Sincere Navigation Corp.	3,245,242	1,604,650
	Sinher Technology, Inc.	273,000	358,463
	Sinon Corp.	4,462,877	2,818,965
	SinoPac Financial Holdings Co., Ltd.	85,802,595	34,922,881
	Sinphar Pharmaceutical Co., Ltd.	70,000	45,700
	Sirtec International Co., Ltd.	672,200	647,662
	Siward Crystal Technology Co., Ltd.	1,542,875	1,035,235
*	Solar Applied Materials Technology Co.	1,697,919	1,099,391
	Solomon Technology Corp.	488,000	309,356
	Solteam, Inc.	39,390	31,959
	Southeast Cement Co., Ltd.	2,072,700	1,116,234
	Spirox Corp.	475,563	448,007
	Sunplus Technology Co., Ltd.	4,517,620	1,595,703
#	Sunrex Technology Corp.	1,191,108	1,320,083
#	Sunspring Metal Corp.	680,000	489,071
	Supreme Electronics Co., Ltd.	3,446,441	3,870,765
	Sweeten Real Estate Development Co., Ltd.	1,362,217	925,250
	Synnex Technology International Corp.	7,385,550	9,856,696
	T3EX Global Holdings Corp.	328,499	240,706
	Ta Ya Electric Wire & Cable	5,052,262	1,660,162
#	Tah Hsin Industrial Corp.	970,900	1,597,228
#	TA-I Technology Co., Ltd.	133,500	355,764
# *	Tai Tung Communication Co., Ltd.	451,000	246,569
	Taichung Commercial Bank Co., Ltd.	26,904,492	10,305,379
	Taiflex Scientific Co., Ltd.	1,999,960	3,108,550
#	Tainan Enterprises Co., Ltd.	885,183	615,364
#	Tainan Spinning Co., Ltd.	12,067,485	3,695,960
*	Tainergy Tech Co., Ltd.	338,855	169,424
#	Tai-Saw Technology Co., Ltd.	158,000	112,482
	Taishin Financial Holding Co., Ltd.	83,919,718	35,693,778
	Taisun Enterprise Co., Ltd.	178,423	140,292
	Taita Chemical Co., Ltd.	1,931,581	635,914
	Taiwan Business Bank	43,270,402	15,674,649
#	Taiwan Cement Corp.	66,265,095	95,605,638
	Taiwan Chinsan Electronic Industrial Co., Ltd.	320,000	341,461
	Taiwan Cooperative Financial Holding Co., Ltd.	54,994,886	36,929,778
	Taiwan Fertilizer Co., Ltd.	5,241,000	8,077,138
	Taiwan Fire & Marine Insurance Co., Ltd.	1,545,000	1,025,576
#	Taiwan FU Hsing Industrial Co., Ltd.	648,000	868,119
	Taiwan Glass Industry Corp.	12,277,982	3,691,723
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,317,932	2,401,010
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,663,000	993,794
	Taiwan Kolin Co., Ltd.	5,797,000	0
*	Taiwan Land Development Corp.	6,049,322	1,401,404
	Taiwan Navigation Co., Ltd.	1,935,000	1,040,447
#	Taiwan PCB Techvest Co., Ltd.	2,737,946	3,086,173
	Taiwan Pulp & Paper Corp.	2,351,660	1,628,022
	Taiwan Shin Kong Security Co., Ltd.	39,000	47,444
#	Taiwan Surface Mounting Technology Corp.	2,335,991	7,007,046
	Taiwan TEA Corp.	6,941,092	3,323,267
	Taiyen Biotech Co., Ltd.	926,217	966,988

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Tatung Co., Ltd.	3,510,000	$2,522,107
	Te Chang Construction Co., Ltd.	16,260	15,907
	Teco Electric and Machinery Co., Ltd.	12,562,725	11,304,635
	Tera Autotech Corp.	23,000	17,297
	Test-Rite International Co., Ltd.	1,473,266	949,150
*	Tex-Ray Industrial Co., Ltd.	318,000	114,743
	Thye Ming Industrial Co., Ltd.	26,000	26,653
	Ton Yi Industrial Corp.	3,768,600	1,157,250
	Tong Yang Industry Co., Ltd.	2,384,000	2,849,276
	Tong-Tai Machine & Tool Co., Ltd.	2,091,447	927,696
	Topco Technologies Corp.	6,000	13,228
#	Topoint Technology Co., Ltd.	1,329,459	865,442
*	TPK Holding Co., Ltd.	3,432,000	4,801,092
	Tripod Technology Corp.	2,604,000	9,200,967
	Tsann Kuen Enterprise Co., Ltd.	215,000	114,900
*	TSEC Corp.	1,323,036	246,055
	TSRC Corp.	113,000	61,368
	Tung Ho Steel Enterprise Corp.	9,383,274	7,244,913
	TXC Corp.	1,802,000	3,883,974
	TYC Brother Industrial Co., Ltd.	1,656,723	1,336,228
*	Tycoons Group Enterprise	3,688,337	511,345
#	Tyntek Corp.	2,234,097	952,965
	UDE Corp.	353,000	240,642
	U-Ming Marine Transport Corp.	2,911,000	2,878,513
#	Unimicron Technology Corp.	12,118,363	17,163,500
*	Union Bank Of Taiwan	13,597,959	4,866,948
	Unitech Computer Co., Ltd.	958,739	747,124
#	Unitech Printed Circuit Board Corp.	5,390,466	4,061,951
#	United Microelectronics Corp.	119,503,681	61,827,025
*	United Renewable Energy Co., Ltd.	17,496,072	3,068,815
*	Unity Opto Technology Co., Ltd.	2,993,000	414,681
	Univacco Technology, Inc.	46,000	36,612
	Universal Cement Corp.	4,411,583	2,599,699
# *	Unizyx Holding Corp.	1,586,000	833,000
	UPC Technology Corp.	9,848,598	3,297,238
	USI Corp.	8,304,827	3,453,890
*	Usun Technology Co., Ltd.	128,100	94,233
	Ve Wong Corp.	1,331,806	1,240,341
	Victory New Materials, Ltd. Co.	1,285,687	433,621
	Wah Hong Industrial Corp.	531,516	420,437
	Wah Lee Industrial Corp.	1,826,000	3,318,881
#	Walsin Lihwa Corp.	19,042,412	8,355,280
	Walton Advanced Engineering, Inc.	2,700,853	944,793
	Wan Hai Lines, Ltd.	6,440,000	3,629,511
	Wei Mon Industry Co., Ltd.	3,885,691	0
	Weikeng Industrial Co., Ltd.	2,856,490	1,428,443
	Well Shin Technology Co., Ltd.	810,080	1,214,763
*	Wha Yu Industrial Co., Ltd.	238,000	110,684
	Winbond Electronics Corp.	28,966,572	13,441,245
	Winstek Semiconductor Co., Ltd.	247,000	197,517
*	Wintek Corp.	20,783,484	239,800
	Wisdom Marine Lines Co., Ltd.	3,522,953	2,962,864
	Wistron Corp.	29,887,343	28,026,603
	WPG Holdings, Ltd.	10,420,284	13,574,266
	WT Microelectronics Co., Ltd.	3,361,751	4,327,007
#	WUS Printed Circuit Co., Ltd.	1,522,965	1,551,512
*	Yang Ming Marine Transport Corp.	11,497,759	2,604,263
	YC INOX Co., Ltd.	3,795,833	3,031,352
	YCC Parts Manufacturing Co., Ltd.	10,000	13,700

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Yea Shin International Development Co., Ltd.	1,229,825	$617,006
#	Yem Chio Co., Ltd.	4,362,371	1,621,073
*	Yeong Guan Energy Technology Group Co., Ltd.	725,000	1,495,534
	YFC-Boneagle Electric Co., Ltd.	34,000	20,621
#	YFY, Inc.	14,267,847	6,101,300
	Yi Jinn Industrial Co., Ltd.	2,073,142	817,037
	Yieh Phui Enterprise Co., Ltd.	12,693,265	3,791,476
	Young Fast Optoelectronics Co., Ltd.	839,000	545,089
#	Youngtek Electronics Corp.	1,201,047	2,030,745
	Yuanta Financial Holding Co., Ltd.	102,197,918	58,250,658
#	Yulon Motor Co., Ltd.	9,922,572	5,746,292
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	208,687	480,774
	Zenitron Corp.	1,820,000	1,139,614
#	Zero One Technology Co., Ltd.	604,000	669,270
	Zhen Ding Technology Holding, Ltd.	3,635,000	13,043,534
#	Zig Sheng Industrial Co., Ltd.	3,946,352	1,012,779
	Zinwell Corp.	701,000	372,943
	ZongTai Real Estate Development Co., Ltd.	1,327,159	1,438,377

TOTAL TAIWAN			2,505,144,188

THAILAND — (2.5%)
	AAPICO Hitech PCL	226,500	64,054
	AAPICO Hitech PCL	816,861	231,008
	AJ Plast PCL	1,465,000	430,150
	Amata Corp. PCL	1,549,400	612,960
	Ananda Development PCL	5,845,600	298,107
	AP Thailand PCL	20,600,930	3,215,413
*	Asia Aviation PCL	4,545,600	262,719
*	Asia Aviation PCL	405,600	23,442
	Asia Plus Group Holdings PCL	6,868,900	365,152
	Bangchak Corp. PCL	6,810,700	3,894,234
	Bangkok Airways PCL	4,493,000	819,308
	Bangkok Bank PCL	2,241,353	7,204,473
	Bangkok Insurance PCL	215,128	1,575,810
	Bangkok Land PCL	88,313,196	2,920,572
	Bangkok Life Assurance PCL	1,180,900	565,722
*	Bangkok Ranch PCL	3,615,300	236,886
	Bank of Ayudhya PCL	63,700	42,526
	Banpu PCL	37,660,850	6,809,333
	Better World Green PCL	4,257,100	52,630
	Cal-Comp Electronics Thailand PCL, Class F	23,580,214	1,056,755
	Charoen Pokphand Foods PCL	27,695,800	23,111,933
	Charoong Thai Wire & Cable PCL, Class F	1,134,900	177,136
	Esso Thailand PCL	9,313,400	1,554,392
	GFPT PCL	4,052,100	1,427,722
	Global Green Chemicals PCL, Class F	340,900	86,397
	Hana Microelectronics PCL	5,212,300	4,671,819
	ICC International PCL	2,384,400	2,579,323
	Ichitan Group PCL	1,234,400	223,188
	Indorama Ventures PCL	3,657,400	3,249,892
	IRPC PCL	62,616,500	5,186,593
	Italian-Thai Development PCL	24,479,900	1,028,981
	Kasikornbank PCL	9,993,101	26,639,004
*	KGI Securities Thailand PCL	5,542,400	661,217
	Khon Kaen Sugar Industry PCL	10,656,207	645,531
	Kiatnakin Bank PCL	1,796,900	2,346,439
	Krung Thai Bank PCL	23,092,100	7,850,814
	Lalin Property PCL	204,200	25,876
	LH Financial Group PCL	17,324,546	530,097

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	LPN Development PCL	11,686,302	$1,293,060
*	MCOT PCL	552,300	103,274
	Millcon Steel PCL	5,155,313	84,448
	Minor International PCL	917,800	598,534
	Nawarat Patanakarn PCL	516,500	7,184
	Origin Property PCL, Class F	568,500	79,771
*	Padaeng Industry PCL	336,900	46,649
	Polyplex Thailand PCL	3,381,625	1,463,228
	Power Solution Technologies PCL, Class F	9,043,700	97,830
*	Precious Shipping PCL	8,171,350	969,803
	Property Perfect PCL	38,337,000	414,710
	Pruksa Holding PCL	5,899,400	1,987,435
	PTT Exploration & Production PCL	10,072,500	26,305,865
	PTT Global Chemical PCL	11,631,341	13,570,797
	PTT PCL	84,157,300	92,337,634
	Quality Houses PCL	30,671,497	1,971,773
*	Regional Container Lines PCL	3,498,400	324,376
	Rojana Industrial Park PCL	9,398,273	1,219,989
	Saha Pathana Inter-Holding PCL	2,528,700	4,591,597
	Saha Pathanapibul PCL	1,416,533	2,232,829
*	Sahakol Equipment PCL	1,782,300	88,137
	Saha-Union PCL	2,180,500	2,476,692
*	Sahaviriya Steel Industries PCL	3,132,437	26,140
	Samart Telcoms PCL	113,900	20,418
	Sansiri PCL	47,327,466	1,038,557
	SC Asset Corp. PCL	18,558,653	1,147,189
	SCG Ceramics PCL	456,027	14,940
	Sena Development PCL	1,331,366	92,173
	Siam City Cement PCL	4,600	16,990
	Siam Commercial Bank PCL (The)	6,032,000	12,770,576
	Siam Future Development PCL	7,069,295	1,026,910
	Singha Estate PCL	547,000	28,233
	Somboon Advance Technology PCL	2,285,600	805,311
	SPCG PCL	104,900	56,414
	Sri Trang Agro-Industry PCL	8,398,540	3,374,471
	Srithai Superware PCL	15,076,100	293,554
	Star Petroleum Refining PCL	14,326,700	2,590,363
	STP & I PCL	5,380,400	831,463
	Supalai PCL	10,524,500	4,846,702
	Super Energy Corp. PCL	114,997,600	2,061,462
	Susco PCL	126,100	8,185
	SVI PCL	228,800	17,396
	Syntec Construction PCL	5,229,800	219,828
*	Tata Steel Thailand PCL	35,263,200	359,662
*	Thai Airways International PCL	6,464,111	1,468,435
	Thai Oil PCL	6,292,600	7,973,933
	Thai Rayon PCL	58,700	40,095
	Thai Stanley Electric PCL	41,000	162,201
	Thai Stanley Electric PCL, Class F	177,900	703,792
	Thai Wacoal PCL	81,200	115,444
	Thaicom PCL	4,310,300	506,232
	Thanachart Capital PCL	3,649,400	4,145,123
	Thitikorn PCL	1,800,500	495,270
	Thoresen Thai Agencies PCL	6,833,078	629,349
	TMB Bank PCL	149,555,109	4,437,426
	TPI Polene PCL	50,759,040	1,882,579
	TPI Polene Power PCL	1,187,900	143,921
	True Corp. PCL	104,505,000	10,788,030
	Unique Engineering & Construction PCL	413,600	78,617

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Univentures PCL	7,080,400	$717,778
	Vinythai PCL	2,358,217	1,654,506
	Workpoint Entertainment PCL	303,200	95,585

TOTAL THAILAND.			332,628,476

TURKEY — (0.7%)
# *	Akbank T.A.S	16,076,385	13,571,687
# *	Albaraka Turk Katilim Bankasi A.S	6,494,829	1,181,559
	Anadolu Anonim Turk Sigorta Sirketi	2,740,994	1,982,861
#	Anadolu Cam Sanayii A.S	2,077,462	1,225,412
	Anadolu Efes Biracilik Ve Malt Sanayii A.S	287,391	753,929
# *	Bera Holding A.S	1,459,263	808,277
#	Borusan Mannesmann Boru Sanayi ve Ticaret A.S	425,510	583,729
*	Cimsa Cimento Sanayi VE Ticaret A.S	487,312	542,154
#	Dogan Sirketler Grubu Holding A.S	1,950,090	502,687
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S	1,677,567	1,144,682
	Enka Insaat ve Sanayi A.S	3,760,505	3,257,764
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S	1,478,071	821,338
# *	GSD Holding A.S	977,949	207,520
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	772,428	249,561
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	9,790,139	3,083,844
	Raks Elektronik Sanayi ve Ticaret A.S	5,859	0
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S	1,430,216	1,558,225
#	Trakya Cam Sanayii A.S	4,910,448	2,271,430
# *	Turk Hava Yollari AO.	6,490,946	9,930,997
# *	Turkiye Garanti Bankasi A.S	17,800,101	21,252,085
# *	Turkiye Halk Bankasi A.S	3,642,964	2,712,012
# *	Turkiye Is Bankasi A.S., Class C	9,560,380	6,786,513
# *	Turkiye Sinai Kalkinma Bankasi A.S	17,366,814	2,561,945
#	Turkiye Sise ve Cam Fabrikalari A.S	3,832,565	2,662,414
*	Turkiye Vakiflar Bankasi TAO, Class D	6,296,337	4,084,182
*	Yapi ve Kredi Bankasi A.S	18,301,892	5,509,879

TOTAL TURKEY			89,246,686

UNITED ARAB EMIRATES — (0.0%)
	Abu Dhabi Commercial Bank PJSC	23,013	27,658

TOTAL COMMON STOCKS			13,159,020,988

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
	Banco ABC Brasil SA	1,035,953	2,722,332
	Banco Bradesco SA	973,901	3,429,670
	Banco do Estado do Rio Grande do Sul SA, Class B	2,445,668	5,639,801
	Cia Ferro Ligas da Bahia - FERBASA	484,938	1,502,640
	Eucatex SA Industria e Comercio	262,828	231,997
	Gerdau SA	494,320	1,067,198
	Grazziotin SA	6,400	29,388
	Marcopolo SA	3,087,243	1,623,699
	Petroleo Brasileiro SA BRPETRACNPR6	17,625,950	58,505,746
	Schulz SA	118,480	180,839
	Unipar Carbocloro SA	371,049	1,596,671
	Usinas Siderurgicas de Minas Gerais SA, Class A	318,971	281,554

TOTAL BRAZIL			76,811,535

COLOMBIA — (0.0%)
	Avianca Holdings SA	1,662,764	211,258

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
	COLOMBIA — (Continued)
	Grupo Argos SA	374,078	$765,353
	Grupo de Inversiones Suramericana SA	997,447	4,756,706

	TOTAL COLOMBIA		5,733,317

	TOTAL PREFERRED STOCKS		82,544,852

	RIGHTS/WARRANTS — (0.0%)
	CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	65,061	0

	INDIA — (0.0%)
*	Arvind Fashions, Ltd. Rights 04/17/20	125,733	0

	TAIWAN — (0.0%)
*	Hannstar Board Corp. Rights 05/18/20	189,941	25,550
*	Shin kong Financial Holdings Co., Ltd. Rights 05/06/20	1,792,030	44,595
*	YFC Boneagle Electric Co., Ltd Rights 03/04/20	2,047	14

	TOTAL TAIWAN		70,159

	TOTAL RIGHTS/WARRANTS		70,159

	TOTAL INVESTMENT SECURITIES (Cost $15,417,418,290)		13,241,635,999

			Value†
	SECURITIES LENDING COLLATERAL — (2.2%)
@ §	The DFA Short Term Investment Fund	26,129,631	302,345,960

	TOTAL INVESTMENTS — (100.0%) (Cost $15,719,681,827)		$13,543,981,959

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

1	Computed using average shares outstanding.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2020, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index.	650	06/19/20	$27,070,721	$29,441,750	$2,371,029
S&P 500® Emini Index.	495	06/19/20	67,160,442	71,834,400	4,673,958

Total Futures Contracts.			$94,231,163	$101,276,150	$7,044,987

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

Summary of the Fund’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$19,230	—	$19,230
Brazil	$612,152,262	—	—	612,152,262
Canada	5,632,815	—	—	5,632,815
Chile	136,227,454	—	—	136,227,454
China	311,933,368	3,661,623,927	—	3,973,557,295
Colombia	13,878,602	—	—	13,878,602
Czech Republic	—	27,147,010	—	27,147,010
Greece	—	16,210,827	—	16,210,827
Hong Kong	—	2,108,252	—	2,108,252
Hungary	—	33,321,434	—	33,321,434
India	79,214,132	1,589,667,334	—	1,668,881,466
Indonesia	327,325	248,090,907	—	248,418,232
Malaysia	17,329	304,119,059	—	304,136,388
Mexico	293,200,632	—	—	293,200,632
Philippines	—	131,884,986	—	131,884,986
Poland	—	109,551,653	—	109,551,653
Qatar	—	23,891	—	23,891
Russia	19,075,783	216,469,293	—	235,545,076
Saudi Arabia	—	9,879,430	—	9,879,430
South Africa	177,874,723	394,111,924	—	571,986,647
South Korea	181,083,531	1,657,126,867	—	1,838,210,398
Taiwan	13,096,660	2,492,047,528	—	2,505,144,188
Thailand	332,602,336	26,140	—	332,628,476
Turkey	—	89,246,686	—	89,246,686
United Arab Emirates	—	27,658	—	27,658
Preferred Stocks
Brazil	76,811,535	—	—	76,811,535
Colombia	5,733,317	—	—	5,733,317
Rights/Warrants
Taiwan	—	70,159	—	70,159
Securities Lending Collateral	—	302,345,960	—	302,345,960
Futures Contracts**	7,044,987	—	—	7,044,987

TOTAL.	$2,265,906,791	$11,285,120,155	—	$13,551,026,946

**	Valued at the unrealized appreciation/(depreciation) on the investment.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: July 6, 2020

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date: July 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date: July 6, 2020

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date: July 6, 2020

By:	/s/ Lisa M. Dallmer
Lisa M. Dallmer
Principal Financial Officer
Dimensional Emerging Markets Value Fund

Date: July 6, 2020